                                                     Registration No. 33-15489
                                                             File No. 811-5225

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [
]

      Pre-Effective Amendment No. ____                                    [
]

      Post-Effective Amendment No. 52                                    [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                               [
]

      Amendment No. 54                                                   [X]

                      OPPENHEIMER QUEST FOR VALUE FUNDS
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

                                (303) 768-3200
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             (Registrant's Telephone Number, including Area Code)

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
498 Seventh AvenueTwo World Financial Center, 225 Liberty Street, 11th Floor,
                      New York, New York 1001810281-1008

                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     [X] Immediately upon filing  pursuant to paragraph (b)
     [  ]On December 23, 2003_____________ pursuant to paragraph (b)
     [  ]60 days after filing pursuant to paragraph (a)(1)
     [  ]On ___________ pursuant to paragraph (a)(1)
     [  ]75 days after filing pursuant to paragraph (a)(2)
     [  ]On _______________ pursuant to paragraph (a)(2)
     of Rule 485

If appropriate, check the following box:
     [  ]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer Quest Opportunity Value Fund is a mutual fund that seeks growth of capital as its goal. It invests in a diversified portfolio of stocks, bonds and cash equivalents, but primarily focuses on stocks.
    This Prospectus contains important information about the Fund's objective, and its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.
Oppenheimer Quest Opportunity Value Fund is a mutual fund that seeks growth of capital as its goal. It invests in a diversified portfolio of stocks, bonds and cash equivalents, but primarily focuses on stocks.
    This Prospectus contains important information about the Fund's objective, and its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Oppenheimer
Quest Opportunity
Value FundSM

Prospectus dated December 23, 2003

                                      Oppenheimer Quest Opportunity Value
                                      Fund is a mutual fund that seeks
                                      growth of capital as its objective. It
                                      invests in a diversified portfolio of
                                      stocks, bonds and cash equivalents,
                                      but primarily focuses on stocks.
                                            This Prospectus contains
                                      important information about the Fund's
                                      objective, its investment policies,
                                      strategies and risks. It also contains
                                      important information about how to buy
                                      and sell shares of the Fund and other
                                      account features. Please read this
                                      Prospectus carefully before you invest
                                      and keep it for future reference about
                                      your account.

As with all mutual funds, the
Securities and Exchange
Commission has not approved
or disapproved the Fund's securities
nor has it determined that this
Prospectus is accurate or complete.
It is a criminal offense to
represent otherwise.

                                                                                        1234

CONTENTS

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              ABOUT THE FUND

              The Fund's Investment Objective and Principal Investment
              Strategies
              Main Risks of Investing in the Fund
              The Fund's Past Performance
              Fees and Expenses of the Fund
              About the Fund's Investments
              How the Fund is Managed

              ABOUT YOUR ACCOUNT

              How to Buy Shares
              Class A Shares
              Class B Shares
              Class C Shares
              Class N Shares
              Class Y Shares

              Special Investor Services
              AccountLink
              PhoneLink
              OppenheimerFunds Internet Website
              Retirement Plans

              How to Sell Shares
              By Mail
              By Telephone

              How to Exchange Shares
              Shareholder Account Rules and Policies
              Dividends, Capital Gains and Taxes
              Financial Highlights

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A B O U T  T H E  F U N D

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?  The Fund seeks growth of capital.

WHAT DOES THE FUND MAINLY INVEST IN?  The Fund can invest in a variety of equity and debt securities.  The Fund normally invests mainly in common stocks of U.S. issuers that the portfolio manager believes are undervalued in the marketplace.  The Fund can invest in common stocks and other equity securities, including debt securities convertible into common stock, without limit. Under normal market conditions, the Fund invests at least 50%
of its total assets in common stock and debt securities convertible into common stock.  The
Fund's investments are more fully explained in "About the Fund's Investments," below.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? In selecting securities for the Fund, the Fund's portfolio manager, who is employed by the Sub-Advisor,
OpCap Advisors, uses a "value" approach to investing.  The portfolio manager searches for securities of companies believed to be undervalued in the marketplace, in relation to factors such as a company's assets, earnings, growth potential and cash flows. This process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases. Currently, the selection process includes the following techniques:
   o  A "bottom up" analytical approach using fundamental research to focus on particular issuers before considering industry trends, evaluating each issuer's characteristics, financial results and management.
   o  A search for securities of companies believed to be undervalued in the marketplace and having a high return on capital, strong management committed to shareholder value, and positive cash flows.
   Ongoing monitoring of issuers for fundamental changes in the company that might alter the portfolio manager's initial expectations about the security and might result in the sale of the security.

      The portfolio manager allocates the Fund's investments among equity and debt securities after assessing the relative values of these different types of investments under prevailing market conditions. The portfolio might hold stocks, bonds and money market instruments in different proportions at different times. While stocks and other equity securities are normally emphasized to seek growth, the portfolio manager might buy bonds and other fixed-income securities, instead of stocks, when he thinks that:
   common stocks in general appear to be overvalued,
   debt securities offer meaningful capital growth opportunities relative to common stocks,
      or
   it is desirable to maintain liquidity pending investment in equity securities to seek capital growth opportunities.

WHO IS THE FUND DESIGNED FOR?  The Fund is designed for investors seeking capital appreciation over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stock investments. Since the Fund does not seek current income as part of its objective, and its income level from investments will likely be small, it is not designed for investors needing current income. Because of its focus on long-term growth, the Fund may be appropriate for a portion of a retirement plan investment.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree.  The Fund's investments in stocks and bonds are
subject to changes in their value from a number of factors, as described below.   There is
also the risk that poor security selection by the Sub-Advisor will cause the Fund to underperform other funds having a similar objective.  As an example, the portfolio manager's "value" approach to investing could result in fewer Fund investments in stocks that become highly valued by the marketplace during times of rapid market advances.  This could cause the Fund to underperform other funds that seek capital appreciation but that employ a growth or non-value approach to investing.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund normally focuses its investments in equity securities, the value of the Fund's portfolio will be affected by changes in the stock markets in which it invests. Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Fund invests mainly in securities of companies with medium and large capitalizations. It can also buy securities of small-capitalization companies, which may have more volatile stock prices than large companies, but does not anticipate investing a significant portion of its assets in these companies.

Industry Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry may be affected by changes in economic conditions, or by changes in government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund increases the emphasis of its investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

INTEREST RATE RISK.  The values of debt securities are subject to change when prevailing interest rates change.  When interest rates fall, the value of outstanding debt securities generally rise.  When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face value. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities.  The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities. Also, if interest rates fall, the Fund's investment in new securities at lower yields will reduce the Fund's income.

CREDIT RISK.  Debt securities are subject to credit risk.  Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income may be reduced and if the issuer fails to repay principal, the value of that security and that of the Fund's shares may be reduced. While the Fund's investments in U.S. government securities are subject to little credit risk, the Fund's other investments in debt securities are subject to risks of default.  A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce a security's market value.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks.
These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective. In the short term, the stock markets can be volatile, and the prices of the Fund's shares can go up and down substantially.  The
Fund's income-oriented investments may help cushion the Fund's total return from changes in stock prices, but fixed-income securities have their own risks and normally are not the primary emphasis of the Fund. In the OppenheimerFunds spectrum, the Fund is more conservative than aggressive growth stock funds, but has greater risk than investment-grade bond funds.

An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

      The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the
Fund's shares, both before and after taxes, compare to a broad-based market index. The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may
be higher than the other return figures for the same period.  A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax.
The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

                   Annual Total Returns (Class A) (as of 12/31 each year)

      [See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.
For the period from 1/1/03 through 9/30/03, the cumulative return (not annualized) before taxes for Class A shares was 11.84%.
During the period shown in the bar chart, the highest return (not  annualized)  before taxes for a calendar  quarter was 14.45%  (2Qtr95) and the lowest return (not  annualized)  before taxes for a calendar quarter was -12.98% (3Qtr98).

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Average Annual Total Returns       1 Year          5 Years            10 Years
for    the    periods    ended                   (or life of     (or life of class,
December 31, 2002                              class, if less)        if less)

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Class  A   Shares   (inception

1/03/89)                          -22.31%           -0.87%              8.57%
  Return Before Taxes             -22.60%           -2.33%              7.25%
  Return After Taxes on
  Distributions                   -13.58%           -0.77%              6.93%
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares

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S&P 500(R)Index (reflects no
deduction for fees, expenses
or taxes)                         -22.09%           -0.58%             9.34%1

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Class  B   Shares   (inception    -22.19%           -0.56%              8.49%

9/1/93)
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Class  C   Shares   (inception    -18.90%           -0.25%              8.36%

9/1/93)
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Class  N   Shares   (inception    -18.60%          -12.02%               N/A

3/1/01)
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Class  Y   Shares   (inception    -17.33%           0.71%               4.09%

12/16/96)
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1 From 12/31/92

The Fund's average annual total returns include applicable sales charges: for Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charge: of 5% (1-year) and 2% (5 years); and for Class C and Class N , the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares.
Because Class B shares convert to Class A shares 72 months after purchase, Class B
"life-of-class" performance does not include any contingent deferred sales charge and uses
Class A performance for the period after conversion.
The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to the S&P 500(R)Index, an unmanaged index of equity securities. The index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

      The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly.
Shareholders pay other expenses directly, such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended October 31, 2003.

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Shareholder Fees (charges paClassrCctClassoN youClasseYtment):              Class A                                          Class B Shares

                             Shares    Shares    Shares                     Shares
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 ---------------------------                                        -----------
 Maximum Sales Charge        5.75%      None      None      None       None
 (Load) on purchases
 (as % of offering price)
 ------------------------------------------------------------------------------
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 Maximum Deferred Sales      None1      5%2        1%3       1%4       None
 Charge (Load) (as % of
 the lower of the original
 offering price or
 redemption proceeds)
 ------------------------------------------------------------------------------

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Annual Fund Operating ExpenseClassdBctClassoC FunClasseNs):Class Y                                                    Class A Shares
(% of average daily net assetsShares    Shares    Shares    Shares

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--------------------------------------------------------------------------------

Management Fees               0.81%     0.81%      0.81%     0.81%     0.81%

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Distribution  and/or Service  0.25%     1.00%      1.00%     0.50%      None
(12b-1) Fees

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Other Expenses                0.31%     0.33%      0.30%     0.77%     0.46%

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--------------------------------------------------------------------------------

Total    Annual    Operating  1.37%     2.14%      2.11%     2.08%     1.27%
Expenses

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     Effective  January  1, 2004 the  management  fee  schedule  is  revised  as described  below in "How the Fund is Managed - The Manager - The Manager's Fee."
"Management  Fees" in the table above  assumes that the revised  management  fee schedule,  effective  January 1, 2004,  was in effect for the Fund's fiscal year ended  October 31, 2003.  For the Fund's  fiscal year ended October 31, 2003 the actual management fees were 0.87% for each class of shares.

     Effective  January 1,  2003,  the Board set the Class A  asset-based  sales charge to zero resulting in a 12b-1 fee of 0.25%.  Prior to January 1, 2003, the
asset-based  sales charge was 0.10% (as to Class A shares purchased on and after
September 1, 1993) and 0.15% (as to Class A shares  purchased prior to September
1, 1993), in each case on average annual net assets  representing Class A shares of the Fund.  For the Fund's fiscal year ended October 31, 2003 the actual 12b-1 fee was 0.26% for Class A shares.  The Board of Trustees can set the rate of the asset-based  sales  charge on Class A shares up to 0.25% of  average  annual net assets.

     With  consideration  given to the actual  management fees for each class of shares,  and the  actual  12b-1 fees for Class A shares,  above,  and the "Total
Annual  Operating  Expenses"  were  1.44% for Class A shares,  2.20% for Class B shares, 2.17% for Class C shares, 2.14% for Class N shares and 1.33% for Class Y shares.

     Expenses may vary in future years.  "Other expenses" include transfer agent fees,  custodial fees, and accounting and legal expenses that the Fund pays. The
Transfer  Agent has  voluntarily  undertaken  to the Fund to limit the  transfer agent fees to 0.35% of average daily net assets per fiscal year for all classes.
That  undertaking  may be amended or  withdrawn  at any time  without  notice to shareholders.  After the waiver,  the actual "Other  Expenses" and "Total Annual
Operating  Expenses" as a percentage  of average daily net assets were 0.36% and
1.73% for Class N shares  and 0.36% and 1.23% for Class Y shares,  respectively.
For the Fund's fiscal year ended October 31, 2003,  the transfer  agent fees did not exceed  the  expense  limitation  described  above for the other  classes of shares.

     1.  A  contingent  deferred  sales  charge  may  apply  to  redemptions  of investments  of $1  million  or  more  ($500,000  for  certain  retirement  plan accounts) of Class A shares. See "How to Buy Shares" for details.

2. Applies to redemptions in first year after purchase.  The contingent  deferred sales charge gradually  declines  from 5% to 1% in years one  through  six and is  eliminated after that.

     3. Applies to shares redeemed within 12 months of purchase.

     4. Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

     EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

     The first example  assumes that you redeem all of your shares at the end of those  periods.  The second  example  assumes  that you keep your  shares.  Both examples also assume that your investment has a 5% return each year and that the class's  operating  expenses remain the same. Your actual costs may be higher or lower because  expenses  will vary over time.  Based on these  assumptions  your expenses would be as follows:

--------------------------------------------------------------------------------
    If shares are       1 Year     3 Years    5 Years    10 Years
      redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares                    $706          $984        $1,282       $2,127

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--------------------------------------------------------------------------------

Class B Shares                    $717          $970        $1,349      $2,0971

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--------------------------------------------------------------------------------

Class C Shares                    $314          $661        $1,134       $2,441

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--------------------------------------------------------------------------------

Class N Shares                    $311          $652        $1,119       $2,410

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--------------------------------------------------------------------------------

Class Y Shares                    $129          $403          $697       $1,534

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--------------------------------------------------------------------------------
   If shares are not        1 Year        3 Years       5 Years      10 Years
       redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares                    $706          $984        $1,282       $2,127

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares                    $217          $670        $1,149      $2,0971

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--------------------------------------------------------------------------------

Class C Shares                    $214          $661        $1,134       $2,441

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--------------------------------------------------------------------------------

Class N Shares                    $211          $652        $1,119       $2,410

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--------------------------------------------------------------------------------

Class Y Shares                    $129          $403          $697       $1,534

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 In the first  example,  expenses  include  the  initial  sales  charge  for Class A and the applicable  Class B, Class C and Class N contingent  deferred sales charges.  In the second example,  the Class A expenses  include the sales charge,  but Class B, Class C and Class N expenses do not include  contingent  deferred  sales  charges.  There is no sales charge on
 Class Y shares.
 1. Class B expenses  for years 7 through  10 are based on Class A  expenses  since  Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among the different types of investments will vary over time based upon the evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below.  The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager has engaged the Sub-Advisor, OpCap Advisors, to select securities for the
Fund's portfolio. The Sub-Advisor tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its assets in investments in any one industry.

      However, changes in the overall market prices of securities and the income they pay can occur at any time. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

Stock and Other Equity Investments. The Fund invests mainly in a diversified portfolio of common stocks and other equity securities of  domestic issuers of medium or large size, to seek capital appreciation. Equity securities include common stocks, preferred stocks, warrants and debt securities convertible into common stock. The
      Fund can invest in securities issued by domestic or foreign companies of any size.

      Although convertible securities are debt securities, in some cases convertible securities can be considered "equity equivalents" because of the conversion feature.
      Their rating must meet the Fund's credit criteria for debt securities, described below under "Debt Securities," but the credit rating has less impact on the investment decision than in the case of other debt securities.

Debt Securities. The Fund can also invest in debt securities, such as U.S. government securities and mortgage-backed securities, as more fully described below, and domestic and foreign corporate bonds, notes and debentures.  The Fund will make these investments when the portfolio manager believes they present opportunities for seeking the Fund's objective of growth of capital, as discussed above. The Fund can also buy short-term high-quality debt securities for liquidity pending the purchase of new investments or to have cash to pay for redemptions of Fund shares.

      The corporate debt securities the Fund buys must be "investment grade." That means that they must either be rated at least "Baa" by Moody's Investors Service or "BBB"
      by Standard & Poor's Rating Service or have comparable ratings by other nationally-recognized rating organizations.  If they are unrated corporate debt securities, the Sub-Advisor must judge that they are comparable to rated investment-grade securities.

   o U.S. Government Securities. The Fund can invest in U.S. government securities that are
      U.S. Treasury securities and securities issued or guaranteed by agencies or federally-chartered corporate entities referred to as "instrumentalities" of the U.S.
      government.  They can include collateralized mortgage obligations (CMOs) and other mortgage-related securities. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are subject to little credit risk.

      Some securities issued or guaranteed by agencies or instrumentalities of the U.S.
      government have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the U.S. government, such as government
      National Mortgage Association pass-through mortgage certificates (called "Ginnie
      Maes"). Some are supported by the right of the issuer to borrow from the U.S.
      Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie
      Macs"). Securities issued by agencies and instrumentalities of the U.S. government such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage
      Association and the Federal Home Loan Banks are neither guaranteed or insured by the
      U.S. government, but generally are considered to have low credit risks.

   o Mortgage-Related Securities.  Investments in mortgage-related securities are subject to special risks of unanticipated prepayment. The risk is that when interest rates fall, borrowers under the mortgages that underlie a mortgage-related security the
      Fund owns will prepay their mortgages more quickly than expected, causing the issuer of the security to prepay the principal to the Fund prior to the security's expected maturity. Securities subject to prepayment risk, including the CMOs and other mortgage-related securities that the Fund can buy, generally offer less potential for gains when prevailing interest rates fall, and have greater potential for loss when interest rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Additionally, the
      Fund may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment represented by the premium the Fund paid.

      If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Fund's shares to fluctuate more.

   o Money Market Instruments. The Fund can also invest in "money market instruments."
      These include U.S. government securities and high-quality corporate debt securities having a remaining maturity of one year or less. They also include commercial paper, other short-term corporate debt obligations, certificates of deposit, bankers'
      acceptances and repurchase agreements. They do not generate capital growth if held to maturity.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of Trustees can
change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional
Information. An investment policy is not fundamental unless this Prospectus or the
Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its investment objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them and is not required to use them to achieve its objective. These techniques have certain risks, although some are designed to help reduce overall investment or market risks.

Foreign Investing.  While the Fund has no limits on the amounts it can invest in foreign securities, it normally does not expect to invest a substantial portion of its assets in foreign securities. The Fund can buy foreign securities that are listed on a domestic or foreign stock exchange, traded in domestic or foreign over-the-counter markets, or represented by American Depository Receipts. While the Fund can invest in emerging markets, which have greater risks than developed markets, the Fund currently does not intend to purchase securities issued by governments or companies in emerging markets. The Fund will hold foreign currency only in connection with buying and selling foreign securities.

   o  Risks of Foreign Investing. While foreign securities offer special investment opportunities, there are also special risks.  The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.
      The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

"When-Issued" and "Delayed-Delivery" Transactions.  The Fund can purchase securities on a
      "when-issued" basis and can purchase or sell securities on a "delayed-delivery"
      basis. There is a risk that the value of the security might decline prior to the settlement date. The Fund will not commit more than 15% of its net assets under these transactions. Between the purchase and settlement, no payment is made for the security, and no interest accrues to the buyer from the investment. There is a risk of loss to the Fund if the value of the when-issued security declines prior to the settlement date.

Investing in Small, Unseasoned Companies. The Fund can invest up to 5% of its total assets in securities of small, unseasoned companies. These are companies that have been in continuous operation for less than three years, counting the operations of any predecessors. These securities may have limited liquidity, which means that the Fund could have difficulty selling them at an acceptable price when it wants to. Their prices may be very volatile, especially in the short term.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security has a contractual restriction on its resale or cannot be sold publicly until it is registered under the Securities
      Act of 1933. The Fund cannot invest more than 15% of its net assets in illiquid or restricted securities.  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager and
      Sub-Advisor monitor holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Portfolio Turnover.  A change in the securities held by the Fund is known as "portfolio turnover." The Fund does not expect to engage frequently in short-term trading to try to achieve its objective.  Portfolio turnover may affect brokerage costs the Fund pays (and may reduce performance). If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

Temporary Defensive and Interim Investments.  In times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in temporary investments that are inconsistent with the Fund's principal investment strategies. Generally they would be short-term U.S. government securities and the types of money market instruments described above. The Fund can also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of growth of capital.

Loans of Portfolio Securities. The Fund has entered into a Securities Lending Agreement
      ("Securities Lending Agreement") with JP Morgan Chase. Under that agreement portfolio securities of the Fund may be loaned to brokers, dealers and other financial institutions.  The Securities Lending Agreement provides that loans must be adequately collateralized and may be made only in conformity with the Fund's
      Securities Lending Guidelines, adopted by the Fund's Board of Trustees. The value of the securities loaned may not exceed 25% of the value of the Fund's net assets.

How the Fund Is Managed

THE MANAGER. The Manager supervises the Fund's investment program and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees paid by the Fund to the
Manager and describes the expenses that the Fund pays to conduct its business. The Manager became the Fund's investment advisor on November 22, 1995.

      The Manager has operated as an investment advisor since January 1960.  The Manager and its subsidiaries and controlled affiliates managed more than $135 billion in assets as of September 30, 2003, including other Oppenheimer funds with more than 7 million shareholder accounts.  The Manager is located at Two World Financial Center, 225 Liberty
Street, 11th Floor, New York, New York 10281-1008.

The Manager's Fees.  Effective January 1, 2004, the Fund pays the Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 0.85% of the first $1 billion of average annual net assets of the Fund, 0.80% of the next $500 million,
      0.75% of the next $500 million, 0.70% of the next $500 million, 0.65% of the next
      $500 million, 0.60% of the next $500 million, 0.55% of the next $500 million and
      0.50% of average annual net assets in excess of $4 billion. From June 15, 2003 through December 31, 2003 the annual advisory fee rate was: 0.91% of the first $400 million of average annual net assets of the Fund, 0.86% of the next $400 million,
      0.85% of the next $200 million, 0.81% of the next 2 billion, 0.70% of the next $1 billion, 0.65% of the next $1 billion and 0.60% of average annual net assets in excess of $5 billion. Prior to June 15, 2003, the annual advisory fee rate was: 1.00%
      of the first $400 million of average annual net assets of the Fund, 0.90% of the next
      $400 million, 0.85% of the next $2.2 billion, 0.75% of the next $1 billion and 0.65%
      of average annual net assets in excess of $4 billion. The Fund's management fee for its last fiscal year ended October 31, 2003 was 0.87% of average annual net assets for each class of shares.

The Sub-Advisor.  The Sub-Advisor is a Delaware limited liability company and is a wholly-owned subsidiary of Oppenheimer Capital LLC, a registered investment advisor.
      From the Fund's inception on April 30, 1980 until November 22, 1995, the Sub-Advisor
      (which was then named Quest for Value Advisors) served as the Fund's investment advisor. On November 22, 1995, the Manager retained the Sub-Advisor to continue providing day-to-day portfolio management for the Fund. The Sub-Advisor has operated as an investment advisor to investment companies and other investors since its organization in 1980. As of September 30, 2003, the Sub-Advisor including Oppenheimer
      Capital LLC, advised accounts having assets in excess of $20 billion. The Sub-Advisor is located at 1345 Avenue of the Americas, 49th Floor, New York, New York 10105-4800.

      The Manager, not the Fund, pays the Sub-Advisor an annual fee under the Sub-Advisory
      Agreement between the Manager and the Sub-Advisor. The fee is calculated as a percentage of the fee the Fund pays the Manager. The rate is 40% of the advisory fee collected by the Manager based on the net assets of the Fund as of November 22, 1995, and 30% of the fee collected by the Manager on assets in excess of that amount.

      The Sub-Advisor is wholly-owned by Oppenheimer Capital LLC, which is wholly-owned by
Allianz Dresdner Asset Management U.S. Equities LLC, a subsidiary of Allianz Dresdner Asset
      Management of America L.P. The general partner of Allianz Dresdner Asset Management of America L.P. is Allianz-PacLife Partners LLP. Allianz AG has majority ownership of, and controls, Allianz Dresdner Asset Management of America L.P. and its
      subsidiaries, including Oppenheimer Capital LLC and the Sub-Advisor.

Portfolio Manager.  The portfolio manager of the Fund is Francis A. LeCates, Jr. He is the person primarily responsible for the day-to-day management of the Fund's portfolio since April 15, 2003. Mr. LeCates is a Managing Director of the Sub-Advisor and has
      been with Oppenheimer Capital, the immediate parent company of the Sub-Advisor, for eight years as Managing Director, and had been its Director of Research.

ABOUT your account

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application
      and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to
      P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.

o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you pay for
      shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated
      Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink,"
      below for more details.

o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder
      Application and the Statement of Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special Investor
      Services," you can start your account with as little as $500.
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the
      Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as
      $50. For any type of account established under one of these plans prior to November
      1, 2002, the minimum additional investment will remain $25.
o     The minimum investment requirement does not apply to reinvesting dividends from the
      Fund or other Oppenheimer funds (a list of them appears in the Statement of
      Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in
Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange ("the Exchange"), on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The
      Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained.
      Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of Trustees has authorized the Manager, subject to the
      Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, the Distributor or its designated agent must receive your order by the time the Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day
      (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

WHAT CLASSES OF SHARES DOES THE FUND OFFER?  The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares.
If you do not choose a class, your investment will be made in Class A shares.

Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest.
      The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within
      12 months of buying them, you will normally pay a contingent deferred sales charge of
      1.0%, as described in "How Can You Buy Class C Shares?" below.
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.

Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest.
      For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or
      Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on
      Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for non-retirement plan investors who invest $1 million or more, in most cases
      Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $250,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for  retirement,  and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There  Differences in Account Features That Matter to You? Some account features may not be available to Class B, Class C and Class N  shareholders.  Other features may not be advisable  (because of the effect of the  contingent  deferred sales charge) for Class
      B, Class C and Class N shareholders.  Therefore,  you should  carefully review how you plan to use your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by
      Class A or Class Y shares, such as the Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information. Share certificates are only available for Class A shares. If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the
      Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of Additional
Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers.
The current sales charge rates and concessions paid to dealers and brokers are as follows:

 -------------------------------------------------------------------------------
 Amount of Purchase  Front-End Sales     Front-End Sales    Concession As
                     Charge As a         Charge As a
                     Percentage of       Percentage of Net  Percentage of
                     Offering Price      Amount Invested    Offering Price
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Less than $25,000          5.75%              6.10%               4.75%
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $25,000 or more            5.50%              5.82%               4.75%
 but less than
 $50,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $50,000 or more            4.75%              4.99%               4.00%
 but less than
 $100,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $100,000 or more
 but less than              3.75%              3.90%               3.00%
 $250,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $250,000 or more
 but less than              2.50%              2.56%               2.00%
 $500,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $500,000 or more           2.00%              2.04%               1.60%
 but less than $1
 million
 -------------------------------------------------------------------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as
      described in "Reduced Sales Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of
      Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or on purchases of Class A shares of any one or more of the Oppenheimer funds by certain retirement plans that satisfied certain requirements prior to March 1,
      2001 ("grandfathered retirement accounts"). However, those Class A shares may be subject to a Class A contingent deferred sales charge, as described below. Qualified retirement plans (other than grandfathered retirement accounts, single 401(k) plans,
      SEP IRAs and SIMPLE IRAs) are not permitted to purchase Class A shares subject to a
      Class A contingent deferred sales charge. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption
       (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of
      Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the
      Distributor. The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the Statement of Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

--------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
0 - 1                                   5.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 - 2                                   4.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2 - 3                                   3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 - 4                                   3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4 - 5                                   2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
5 - 6                                   1.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
More than 6                             None
--------------------------------------------------------------------------------

         In the table, a "year" is a 12-month period.  In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the
      Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The
Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans
(including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and
403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants.
See "Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:

o     The group retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or
Transfer Agent in Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class
N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

Who Can Buy Class Y Shares?  Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the
Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to Class Y shares. Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan for
      Class A shares. The Fund pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of the service fee to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. The plan also provides for the Fund to pay an asset-based sales charge to the Distributor at an annual rate of 0.25% of average annual net assets of Class A shares of the Fund (the Board of Trustees has set that rate at zero). Prior to January 1, 2003, the Fund paid the Distributor an annual asset-based sales charge equal to 0.15% of average annual net assets representing
      Class A shares purchased before September 1, 1993, and 0.10% of average annual net assets representing Class A shares purchased on or after that date. The Distributor paid the entire asset-based sales charge to brokers.

      With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25%
      service fee to dealers in advance for the first year after the shares are sold by the dealer. The Distributor retains the first year's service fee paid by the Fund. After the shares have been held by grandfathered retirement accounts for a year, the
      Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has
      adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class
      N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on
      Class N shares. The Distributor also receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the
      Distributor pays the service fees to dealers on a quarterly basis. The Distributor retains the service fees for accounts for which it renders the required personal services.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of
      Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00%  of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of
      Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.0% of the purchase price. The
      Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The Distributor normally retains the asset-based sales charge on Class C shares during the first year after the purchase of Class C shares. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of
      Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class N shares is therefore 1.0% of the purchase price. The
      Distributor retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

      Under certain circumstances, the Distributor will pay the full Class B, Class C or
      Class N asset-based sales charge and service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH)
member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the
Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a
Personal Identification Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling
      1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another
      OppenheimerFunds account you have already established by calling the special
      PhoneLink number.

Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account.
      Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration
(and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the
Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class
A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs, SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the
      Federal Reserve wire system. The minimum redemption you can have sent by wire is
      $2,500. There is a $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.225.5677.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the
Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.

   o  To redeem shares through a service representative or automatically on PhoneLink, call
      1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish
      AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU  SELL  SHARES  THROUGH  your  DEALER?  The  Distributor  has  made  arrangements  to repurchase  Fund shares from  dealers and brokers on behalf of their  customers.  Brokers or dealers may charge for that  service.  If your  shares are held in the name of your  dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A contingent  deferred sales charge will be based on the lesser of the net asset value of the  redeemed  shares  at the time of  redemption  or the  original  net asset  value.  A contingent deferred sales charge is not imposed on:
o     the amount of your account  value  represented  by an increase in net asset value over the initial purchase price,
o     shares purchased by the reinvestment of dividends or capital gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the
Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the
Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. Shares of the Fund can be purchased by exchange of shares of other Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this
Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of
Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the
Statement of Additional Information or obtain one by calling a service representative at
1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the
      Transfer Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone  exchange requests may be made either by calling a service  representative  or by using  PhoneLink  for  automated  exchanges  by calling
      1.800.225.5677.  Telephone  exchanges  may be made  only  between  accounts  that  are registered with the same name(s) and address.  Shares held under  certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o     Shares are redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of the Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.
o     The interests of the Fund's shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the Manager believes to be a market timer. All accounts under common ownership or control within the Oppenheimer funds complex may be counted together for purposes of determining market timing with respect to any exchange involving this Fund.
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund may refuse any exchange order and is currently not obligated to provide notice before rejecting an exchange order.

   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual fee is assessed on any account valued at less than $500. The fee is automatically deducted from accounts annually on or about the second to last business day of September. See the Statement of Additional Information, or existing shareholders may visit the OppenheimerFunds website, to learn how you can avoid this fee and for circumstances when this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner.
      Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this
      Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form.
      However, under unusual circumstances determined by the Securities and Exchange
      Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under
      "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the
      Transfer Agent may use this information to attempt to verify your identity.  The Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal
      Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the
      Fund's privacy policy to shareholders having the same last name and address on the
      Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer
      Agent at 1.800.225.5677. You may also notify the Transfer Agent in writing.
      Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare  dividends  separately for each class of shares from net investment  income on an annual basis and to pay them to  shareholders  in December on a date  selected by the Board of Trustees.  Dividends  and  distributions  paid on Class A and
Class Y shares  will  generally  be higher  than  dividends  on Class B, Class C and Class N shares,  which normally have higher  expenses than Class A and Class Y shares.  The Fund has
no  fixed   dividend  rate  and  cannot   guarantee  that  it  will  pay  any  dividends  or
distributions.

Capital Gains.  The Fund may realize capital gains on the sale of portfolio  securities.  If it does, it may make  distributions  out of any net short-term or long-term capital gains in
December  of each  year.  The Fund may make  supplemental  distributions  of  dividends  and capital gains following the end of its fiscal year.  There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions
      (dividends, short-term capital gains or long-term capital gains distributions) in the
      Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

Taxes. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income.
Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions.  Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur.  In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for fiscal years 2000 through 2003 has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.  Another accounting firm audited the information for the fiscal years prior to 2000.39

FINANCIAL HIGHLIGHTS
Class  A        Year Ended October 31,           2003       2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------
 Per Share Operating Data
---------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $ 26.41     $ 31.30     $ 36.04     $ 39.96     $ 36.44
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .14         .24         .33         .59         .22
 Net realized and unrealized gain (loss)          3.71       (4.74)      (1.19)        .34        5.46
                                            -------------------------------------------------------------
 Total from investment operations                 3.85       (4.50)       (.86)        .93        5.68
----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.26)       (.39)       (.58)       (.20)       (.31)
 Distributions from net realized gain               --          --       (3.30)      (4.65)      (1.85)
                                            -------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (.26)       (.39)      (3.88)      (4.85)      (2.16)
----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $30.00      $26.41      $31.30      $36.04      $39.96
                                            =============================================================

---------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1              14.70%     (14.60)%     (2.79)%      2.82%      16.31%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
 Net assets, end of period
 (in thousands)                             $1,429,157  $1,181,014  $1,285,953  $1,325,552  $1,820,497
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $1,292,117  $1,300,422  $1,348,895  $1,486,116  $1,894,250
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                            0.53%       0.82%       1.01%       1.42%       0.50%
 Total expenses                                   1.44% 3,4   1.52% 3,4   1.51% 3     1.53% 3     1.57% 3
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            63%         73%         42%         63%         47%
1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

19  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
FINANCIAL HIGHLIGHTS Continued
Class  B        Year Ended October 31,           2003       2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------
 Per Share Operating Data
---------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $ 25.79     $ 30.56     $ 35.25     $ 39.19     $ 35.79
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                     (.11)        .03         .15         .32        (.02)
 Net realized and unrealized gain (loss)          3.68       (4.63)      (1.20)        .39        5.41
                                              -----------------------------------------------------------
 Total from investment operations                 3.57       (4.60)      (1.05)        .71        5.39
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --        (.17)       (.34)         --        (.14)
 Distributions from net realized gain               --          --       (3.30)      (4.65)      (1.85)
                                              -----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    --        (.17)      (3.64)      (4.65)      (1.99)
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $29.36      $25.79      $30.56      $35.25      $39.19
                                              ===========================================================

---------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1              13.84%     (15.16)%     (3.40)%      2.23%      15.72%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)     $424,121    $693,380  $1,157,671  $1,393,095  $1,969,529
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $527,653    $981,593  $1,326,222  $1,585,561  $1,986,358
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                    (0.19)%      0.17%       0.42%       0.82%      (0.03)%
 Total expenses                                   2.20% 3,4   2.17% 3,4   2.11% 3     2.13% 3     2.10% 3
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            63%         73%         42%         63%         47%
1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

20  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Class  C        Year Ended October 31,           2003       2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------
 Per Share Operating Data
----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $ 25.77     $ 30.55     $ 35.24     $ 39.17     $ 35.75
----------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                     (.06)        .05         .14         .35        (.01)
 Net realized and unrealized gain (loss)          3.63       (4.65)      (1.18)        .37        5.40
                                              ------------------------------------------------------------
 Total from investment operations                 3.57       (4.60)      (1.04)        .72        5.39
----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.05)       (.18)       (.35)         --        (.12)
 Distributions from net realized gain               --          --       (3.30)      (4.65)      (1.85)
                                              ------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (.05)       (.18)      (3.65)      (4.65)      (1.97)
----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $29.29      $25.77      $30.55      $35.24      $39.17
                                              ============================================================

----------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1              13.88%     (15.16)%     (3.37)%      2.26%      15.74%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)     $205,336    $203,490    $257,556    $287,103    $428,182
----------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $198,226    $245,055    $280,327    $336,213    $448,383
----------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                    (0.19)%      0.18%       0.41%       0.86%      (0.02)%
 Total expenses                                   2.17% 3,4   2.16% 3,4   2.11% 3     2.08% 3     2.08% 3
----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            63%         73%         42%         63%         47%
1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

21  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
FINANCIAL HIGHLIGHTS  Continued

Class  N        Year Ended October 31,                      2003        2002         2001 1
---------------------------------------------------------------------------------------------
 Per Share Operating Data
---------------------------------------------------------------------------------------------
 Net asset value, beginning of period                      $ 26.21     $ 31.26     $ 33.48
---------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                         .09         .49         .03
 Net realized and unrealized gain (loss)                      3.65       (5.02)      (2.25)
                                                          -----------------------------------
 Total from investment operations                             3.74       (4.53)      (2.22)
---------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         (.23)       (.52)         --
 Distributions from net realized gain                           --          --          --
                                                          -----------------------------------
 Total dividends and/or distributions to shareholders         (.23)       (.52)         --
---------------------------------------------------------------------------------------------
 Net asset value, end of period                             $29.72      $26.21      $31.26
                                                          ===================================

---------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                          14.39%     (14.78)%     (6.63)%
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                  $19,538     $14,843      $2,292
---------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $17,677     $10,295      $  646
---------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                        0.23%       0.55%       0.47%
 Total expenses                                               2.14%       1.76%       1.63%
 Expenses after expense reimbursement or fee waiver
 and reduction to custodian expenses                          1.73%        N/A 4,5     N/A 4
---------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        63%         73%         42%
1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

22  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Class  Y        Year Ended October 31,           2003       2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------
 Per Share Operating Data
---------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period          $ 26.53     $ 31.40     $ 36.21     $ 40.17     $ 36.64
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .20         .56         .45         .71         .35
 Net realized and unrealized gain (loss)          3.72       (4.99)      (1.21)        .39        5.48
                                              -----------------------------------------------------------
 Total from investment operations                 3.92       (4.43)       (.76)       1.10        5.83
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.34)       (.44)       (.75)       (.41)       (.45)
 Distributions from net realized gain               --          --       (3.30)      (4.65)      (1.85)
                                              -----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (.34)       (.44)      (4.05)      (5.06)      (2.30)
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $30.11      $26.53      $31.40      $36.21      $40.17
                                              ===========================================================

---------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1              14.97%     (14.34)%     (2.48)%      3.30%      16.74%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)      $30,124     $24,458     $46,942     $39,945     $54,692
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $27,078     $28,726     $45,797     $43,926     $41,178
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                            0.74%       1.17%       1.32%       1.87%       0.98%
 Total expenses                                   1.33%       1.34%       1.17%       1.07%       1.14%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                               1.23%       1.23%        N/A 3       N/A 3       N/A 3
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            63%         73%         42%         63%         47%
1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

INFORMATION AND SERVICES

For More Information on Oppenheimer Quest Opportunity Value FundSM
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The
Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and Semi-Annual
Reports, the notice explaining the Fund's privacy policy and other information about the
Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:

                              1.800.CALL OPP (225.5677)

------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can send us a request by e-mail or read or
                              download documents on the OppenheimerFunds
                              website: www.oppenheimerfunds.com
                                       ------------------------
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on
the operation of the Public Reference Room may be obtained by calling the SEC at
1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment
                                          -----------
of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This
Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                          The Fund's shares are distributed by:
The Fund's SEC File No. 811-5225

PR0236.001.1203
Printed on recycled paper                  [logo] OppenheimerFunds Distributor, Inc.

                                 Appendix to Prospectus of
                        Oppenheimer Quest Opportunity Value Fund

      Graphic material included in the Prospectus of Oppenheimer Quest Opportunity Value
Fund (the "Fund") under the heading: "Annual Total Return (Class A) (% as of 12/31 each year)":

      A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the last 10 calendar years, without deducting sales charges or taxes. Set forth below are the relevant data points that will appear in the bar chart:

Year Ended                               Annual Total Return
----------                               -------------------
12/31/93                                  8.20%
12/31/94                                  4.92%
12/31/95                                  41.98%
12/31/96                                  22.82%
12/31/97                                  20.14%
12/31/98                                  7.66%
12/31/99                                  9.27%
12/31/00                                  9.75%
12/31/01                                  -4.57%
12/31/02                                 -17.57%

Oppenheimer
Small Cap Value Fund

Prospectus dated December 23, 2003

                                      Oppenheimer Small Cap Value Fund is a
                                      mutual fund that seeks capital
                                      appreciation as its objective. It
                                      emphasizes investments in common
                                      stocks and other equity securities of
                                      "small-cap" companies.
                                            This Prospectus contains
                                      important information about the Fund's
                                      objective, its investment policies,
                                      strategies and risks. It also contains
                                      important information about how to buy
                                      and sell shares of the Fund and other
                                      account features. Please read this
                                      Prospectus carefully before you invest
                                      and keep it for future reference about
                                      your account.

As with all mutual funds, the
Securities and Exchange
Commission has not approved
or disapproved the Fund's securities
nor has it determined that this
Prospectus is accurate or complete.
It is a criminal offense to
represent otherwise.

                                                                          1234

CONTENTS

---------------------------------------------------------------------------------

              ABOUT THE FUND

              The Fund's Investment Objective and Principal Investment
              Strategies
              Main Risks of Investing in the Fund
              The Fund's Past Performance
              Fees and Expenses of the Fund
              About the Fund's Investments
              How the Fund is Managed

              ABOUT YOUR ACCOUNT

              How to Buy Shares
              Class A Shares
              Class B Shares
              Class C Shares
              Class N Shares

              Special Investor Services
              AccountLink
              PhoneLink
              OppenheimerFunds Internet Website
              Retirement Plans

              How to Sell Shares
              By Mail
              By Telephone

              How to Exchange Shares
              Shareholder Account Rules and Policies
              Dividends, Capital Gains and Taxes
              Financial Highlights

---------------------------------------------------------------------------------

A B O U T  T H E  F U N D

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?  The Fund's objective is to seek capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in common stocks of U.S. issuers that have market capitalizations under $2.5 billion. These are described as "small-cap" companies. Under normal market conditions it will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of "small-cap" domestic and foreign issuers.  The Fund emphasizes equity securities of companies that the portfolio managers believe are undervalued in the marketplace. These investments are more fully explained in "About the Fund's Investments" below.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities for purchase or sale by the Fund, the portfolio managers use a "value" approach to investing.  The portfolio managers search for securities of companies believed to be undervalued in the marketplace, in relation to factors such as a company's book value, sales, earnings, growth potential and cash flows.  The portfolio managers select securities one at a time.  This is called a "bottom up" approach, and the portfolio managers use fundamental company analysis to focus on particular companies before considering industry trends.  The portfolio managers consider the following factors in assessing a company's prospects:
o     Favorable supply/demand conditions for key products
o     Development of new products or businesses
o     Quality of management
o     Competitive position in the marketplace
o     Allocation of capital

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking capital appreciation in their investment over the long term. Those investors should be willing to assume the greater risk of short-term share price fluctuations that are typical for funds emphasizing small-cap stock investments. Since the Fund does not seek current income and its income from investments will likely be small, it is not designed for investors needing investment income or preservation of capital. Because of its focus on long-term growth, the Fund may be appropriate for a portion of a retirement plan investment. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

      All investments have risks to some degree. The Fund's investments in stocks are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the
Fund's investment Manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having a similar objective.  As an example, the portfolio managers' "value" approach to investing could result in fewer Fund investments in stocks that become highly valued by the marketplace during times of rapid market advances.  This could cause the Fund to underperform other funds that seek capital appreciation but that employ a growth or non-value approach to investing.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund invests primarily in equity securities of small-cap companies, the value of the Fund's portfolio will be affected by changes in the stock markets and the special economic and other factors that might primarily affect the prices of small-cap stocks in the markets in which it invests. Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other. Because the Fund can buy both foreign stocks and stocks of U.S. issuers, it will be affected by changes in domestic and foreign stock markets.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industries or its industry.

Special Risks of Small-Cap Stocks. The Fund emphasizes its investments in securities of companies having a market capitalization under $2.5 billion.  While these companies might be established businesses, generally they tend to be newer companies. Small-cap companies may have limited product lines or markets for their products, limited access to financial resources and less depth in management skill than larger, more established companies.  Additionally, smaller capitalization companies may be more reliant on the efforts of particular members of their management team, and management changes may pose a risk to the success of the business.

      Small-cap stocks may be less liquid than those of larger issuers.  That means the Fund could have greater difficulty selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.  That factor increases the potential for losses to the Fund.  Also, it may take a substantial period of time before the
      Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Industry Focus. At times, the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund is emphasizing investments in a particular industry, its share values may fluctuate in response to events affecting that industry. To some extent that risk may be limited by the Fund's policy of not concentrating its assets in investments in any one industry.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. Particular investment and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective. The Fund's investments in small-cap stocks can be volatile, especially in the short term. The price of the Fund's shares can go up and down substantially. The
Fund generally does not use income-oriented investments to help cushion the
Fund's total return from changes in stock prices, except for defensive or liquidity purposes. In the OppenheimerFunds spectrum, the Fund is likely to experience greater price fluctuations than funds that emphasize large-cap stocks or investment-grade bonds. It is designed for investors willing to assume greater risks in the hope of achieving long-term capital appreciation.

An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

      The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its
Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to a broad-based market index. The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period.  A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

            Annual Total Returns (Class A) (as of 12/31 each year)

    [See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/03 through 9/30/03, the cumulative return (not annualized) before taxes for Class A shares was 25.26%.
During the period shown in the bar chart,  the highest return (not annualized)
before taxes for a calendar  quarter was 17.22% (2Qtr99) and the lowest return
(not annualized) before taxes for a calendar quarter was -17.88% (3Qtr98).

-------------------------------------------------------------------------------------

Average Annual Total Returns       1 Year          5 Years            10 Years
for    the    periods    ended                   (or life of     (or life of class,
December 31, 2002                              class, if less)        if less)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class  A   Shares   (inception

1/3/89)                           -15.66%           -0.47%              6.74%
  Return Before Taxes             -15.66%           -0.94%              5.16%
  Return After Taxes on
  Distributions                    -9.54%           -0.52%              4.86%
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares

-------------------------------------------------------------------------------------

Russell 2000(R)Index (reflects
no deduction for fees,
expenses or taxes)                -20.48%           -1.36%             7.15%1

-------------------------------------------------------------------------------------

Class  B   Shares   (inception    -15.52%           -0.21%              6.24%

9/1/93)
-------------------------------------------------------------------------------------

Class  C   Shares   (inception    -11.98%           0.17%               6.02%

9/1/93)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Class  N   Shares   (inception    -11.60%           -0.48%               N/A

3/1/01)
-------------------------------------------------------------------------------------

1 From 12/31/92

The Fund's average annual total returns include applicable sales charges: for
Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charges of 5% (1-year) and 2% (5 years); and for
Class C and Class N , the 1% contingent deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, Class B "life-of-class" performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion.
The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to the Russell 2000(R)Index, an unmanaged index of equity securities.  The index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

      The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended October 31, 2003.

--------------------------------------------------------------------------
                            Class B  Class C    Class N                                                   Class A Shares

Shareholder Fees (charges paiSharesctlySharesyourSharestment):

--------------------------------------------------------------------------
 ---------------------------                              ----------
 Maximum Sales Charge        5.75%      None      None      None
 (Load) on purchases
 (as % of offering price)
 -------------------------------------------------------------------
 -------------------------------------------------------------------
 Maximum Deferred Sales      None1      5%2        1%3       1%4
 Charge (Load) (as % of
 the lower of the original
 offering price or
 redemption proceeds)
 -------------------------------------------------------------------
 -------------------------------------------------------------------

 Redemption Fee (as a
 percentage of total         2.00%     2.00%      2.00%     2.00%
 redemption proceeds)5

 -------------------------------------------------------------------

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

---------------------------------------------------------------------
                             Class A  Class B    Class C   Class N
                              Shares    Shares    Shares    Shares
---------------------------------------------------------------------
---------------------------------------------------------------------

Management Fees               0.80%     0.80%      0.80%     0.80%

---------------------------------------------------------------------
---------------------------------------------------------------------

Distribution  and/or Service  0.25%     1.00%      1.00%     0.50%
(12b-1) Fees

---------------------------------------------------------------------
---------------------------------------------------------------------

Other Expenses                0.49%     0.58%      0.56%     0.67%

---------------------------------------------------------------------
---------------------------------------------------------------------

Total    Annual    Operating  1.54%     2.38%      2.36%     1.97%
Expenses

---------------------------------------------------------------------

Effective  January 1, 2004 the management fee schedule is revised as described below  in "How  the  Fund is  Managed  - The  Manager  - The  Manager's  Fee."
"Management  Fees" in the table above assumes that the revised  management fee schedule,  effective January 1, 2004, was in effect for the Fund's fiscal year ended October 31, 2003.  For the Fund's fiscal year ended October 31, 2003 the actual management fees were 0.84% for each class of shares.

Effective  January 1, 2003, the Board set the Class A asset-based sales charge to zero  resulting  in a 12b-1 fee of 0.25%.  Prior to January  1,  2003,  the
asset-based  sales  charge  was 0.10% (as to Class A shares  purchased  on and after  September 1, 1993) and 0.15% (as to Class A shares  purchased  prior to
September  1, 1993),  in each case on average  annual net assets  representing
Class A shares of the Fund.  For the Fund's fiscal year ended October 31, 2003 the actual  12b-1 fee was 0.26% for Class A shares.  The Board of Trustees can set the rate of the asset-based  sales charge on Class A shares up to 0.25% of average annual net assets.

With  consideration  given to the  actual  management  fees for each  class of shares,  and the  actual  12b-1  fees for Class A shares,  above,  the  "Total
Annual  Operating  Expenses" were 1.59% for Class A shares,  2.42% for Class B shares, 2.40% for Class C shares and 2.01% for Class N shares.

Expenses may vary in future years.  "Other  expenses"  include  transfer agent fees,  custodial  fees,  and accounting and legal expenses that the Fund pays.
The  Transfer  Agent  has  voluntarily  undertaken  to the Fund to  limit  the transfer  agent fees to 0.35% of average  daily net assets per fiscal year for all classes.  That undertaking may be amended or withdrawn at any time without notice to  shareholders.  After the waiver,  the actual  "Other  Expenses" and
"Total Annual  Operating  Expenses" as percentages of average daily net assets were  0.46% and 1.56% for Class A shares,  0.45% and 2.29% for Class B shares,
0.46% and 2.30% for Class C shares and 0.46% and 1.80% for Class N shares.

1.    A  contingent   deferred  sales  charge  may  apply  to  redemptions  of
   investments  of $1 million or more  ($500,000 for certain  retirement  plan accounts) of Class A shares. See "How to Buy Shares" for details.
2.    Applies to  redemptions  in first year after  purchase.  The  contingent deferred  sales  charge  gradually  declines  from  5% to 1% in  years  one through six and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies  to shares  redeemed  within 18  months of a  retirement  plan's first purchase of Class N shares.
5.    The  redemption  fee  applies to the  proceeds  of Fund  shares that are redeemed  (either by selling or  exchanging  to another  Oppenheimer  fund)
   within  30 days of  their  purchase.  See  "How to Sell  Shares"  for  more information on when the redemption fee will apply.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

--------------------------------------------------------------------------------
If shares are redeemed:     1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares                    $723        $1,033        $1,366       $2,304

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares                    $741        $1,042        $1,470      $2,3161

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares                    $339          $736        $1,260       $2,696

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Shares                    $300          $618        $1,062       $2,296

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   If shares are not        1 Year        3 Years       5 Years      10 Years
       redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares                    $723        $1,033        $1,366       $2,304

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares                    $241          $742        $1,270      $2,3161

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares                    $239          $736        $1,260       $2,696

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Shares                    $200          $618        $1,062       $2,296

--------------------------------------------------------------------------------

 In the first example,  expenses  include the initial sales charge for Class A and the  applicable  Class B, Class C and Class N contingent  deferred  sales charges.  In the  second  example,  the Class A  expenses  include  the sales charge,  but Class B, Class C and Class N expenses do not include  contingent deferred sales charges.
 1.  Class B  expenses  for years 7 through  10 are based on Class A  expenses since Class B shares automatically  convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among different investments will vary over time based upon the evaluation of economic and market trends by the Manager. The Fund's portfolio might not always include all of the different types of investments described in this Prospectus. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by carefully researching securities before they are purchased and by reducing the Fund's exposure to market risks by diversifying its investments. That means the Fund does not hold a substantial percentage of the stock of any one company and does not invest too great a percentage of its assets in any one issuer. Also, the Fund does not concentrate 25% or more of its investments in any one industry.

      However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

SMALL-CAP STOCK INVESTMENTS. The Fund emphasizes investments in equity securities, primarily common stocks. The portfolio managers look for stocks of small-cap companies that they believe have been undervalued by the market.
These companies may have a low ratio of their stock price to earnings, for example.  The portfolio managers also look at the issuers' cash flows and earnings, to measure potential for capital growth.  After looking at the individual issuers in the small-cap universe that meet these criteria, the portfolio managers may also look at broader industry and economic trends that could affect the growth potential of particular small-cap stocks.  Current examples of sectors offering value investing opportunities among small-cap issuers include technology, capital goods and cyclical sectors.  However, these opportunities and industries may change over time.

Cyclical Opportunities. The Fund may seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Manager believes they are undervalued and have growth potential. For example, when the economy is expanding, companies in the consumer durables and technology sectors may benefit and present long-term growth opportunities. Other cyclical industries include insurance and forest products, for example. The Fund focuses on seeking growth over the long term, but may seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

Other Equity Securities. While the Fund emphasizes investments in common stocks, it can also buy preferred stocks and securities convertible into common stock.  Although they are debt securities, the Manager considers some convertible securities to be "equity equivalents"
      because of the conversion feature, and their credit rating has less impact on the investment decision than in the case of other debt securities. Nevertheless, convertible securities are subject to both
      "credit risk" (the risk that the issuer will not pay interest or repay principal in a timely manner) and "interest rate risk" (the risk that the prices of the securities will fluctuate inversely to changes in prevailing interest rates). To the extent that the Fund buys convertible securities (or other debt securities) it will focus primarily on investment-grade securities, which pose less credit risk than lower-grade debt securities.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares.
The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of
Additional Information. An investment policy is not fundamental unless this
Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Manager might not always use all of them and is not required to use them to achieve its objective. These techniques have certain risks, although some are designed to help reduce investment or market risks.

Foreign Investing. The Fund can buy foreign securities that are listed on a domestic or foreign stock exchange, traded in domestic or foreign over-the-counter markets, or represented by American Depository
      Receipts. The Fund can invest in emerging markets, which have greater risks than developed markets, making these investments more volatile than other foreign investments. These securities are more fully described in the Statement of Additional Information. The Fund will hold foreign currency only in connection with buying and selling foreign securities.

   Risks of Foreign Investing. While the Fund has no limits on the percentage of its assets it can invest in foreign securities, normally it does not expect to invest substantial amounts of its assets in foreign securities and generally limits investments in emerging markets to not more than 5% of its total assets. While foreign securities may offer special investment opportunities, there are also special risks.

      The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject
      to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental, economic or monetary policy in the U.S. or abroad, or other political and economic factors. These risks could cause the prices of foreign stocks to fall and could therefore depress the Fund's share prices.

Debt Securities. The Fund can also invest in debt securities, such as U.S.
      government securities and corporate bonds and debentures.  The Fund typically does not hold significant amounts of debt securities in seeking its objective of capital appreciation. The Fund might buy short-term debt securities for liquidity purposes pending the purchase of new investments or to have cash to pay for redemptions of Fund shares. The Fund can invest up to 5% of its total assets in
      "lower-grade" debt securities.  These debt securities (commonly known as "junk bonds") are rated below investment grade. That means that they are rated lower than "Baa" by Moody's Investors Service or "BBB" by
      Standard & Poor's Rating Service or have comparable ratings by other nationally-recognized rating organizations or are unrated securities assigned an equivalent rating by the Manager.

o     U.S. Government Securities. The Fund's investments in U.S. government securities can include U.S. Treasury securities and securities issued or guaranteed by agencies or instrumentalities of the U.S. government.
      U.S. Treasury securities are backed by the full faith and credit of the
      U.S. government and are subject to little credit risk. Securities of
      U.S. government agencies and instrumentalities such as the Federal Home
      Loan Mortgage Corporation, the Federal National Mortgage Association
      and the Federal Home Loan Banks are neither guaranteed or insured by the U.S. government, but generally are considered to have low credit risks.

Money Market Instruments. The Fund can also invest in "money market instruments." These include U.S. government securities and high-quality corporate debt securities having a remaining maturity of one year or less. They include commercial paper, other short-term corporate debt obligations, certificates of deposit, bankers' acceptances and repurchase agreements. They would be used primarily for liquidity purposes and do not generate capital growth if held to maturity.

Investing in Small, Unseasoned Companies. The Fund can invest up to 5% of its total assets in securities of small, unseasoned companies. These are companies that have been in continuous operation for less than three years, counting the operations of any predecessors. These securities may have limited liquidity, so that the Fund could have difficulty selling them at an acceptable price when it wants to. The values of these securities may be very volatile, especially in the short term.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security has a contractual restriction on its resale or cannot be sold publicly until it is registered under the Securities Act of 1933. The
      Fund cannot invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Hedging. The Fund can use certain hedging instruments such as options, futures and forward contracts to try to hedge investment risks. The
      Fund does not use hedging instruments for speculative purposes and is not required to hedge in seeking its objective. The Fund has limits on its use of hedging instruments and currently does not use them to a significant degree.

      There are special risks in certain hedging strategies. The underlying security or investment on which the hedging instrument is based, and the hedging instrument itself, may not perform the way the Manager expected it to perform.  If that happens, the Fund's hedge could be unsuccessful and the Fund's share price could decline.  Hedging can cause the Fund to lose money on its investments and/or increase the volatility of its share prices.

Portfolio Turnover.  A change in the securities held by the Fund is known as
      "portfolio turnover." The Fund may engage in active and frequent short-term trading to try to achieve its objective, with a resulting high rate of portfolio turnover.  Portfolio turnover increases brokerage costs the Fund pays (and may reduce performance).  If the
      Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.  The Financial Highlights table at the end of this prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

Temporary Defensive and Interim Investments.  In times of adverse or unstable market, economic or political conditions, the Fund can invest up to
      100% of its assets in temporary investments that are inconsistent with the Fund's principal investment strategy. Generally they would be short-term U.S. government securities and the types of money market instruments described above. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital appreciation.

How the Fund Is Managed

THE MANAGER. The Manager supervises the Fund's investment program and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees paid by the Fund to the Manager and describes the expenses that the Fund pays to conduct its business. The Manager became the Fund's investment advisor on November 22, 1995.

      The Manager has operated as an investment advisor since January 1960.
The Manager and its subsidiaries and controlled affiliates managed more than
$135 billion in assets as of September 30, 2003, including other Oppenheimer funds with more than 7 million shareholder accounts.  The Manager is located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New
York 10281-1008.

Portfolio Managers.  The Fund's portfolio managers are Christopher Leavy and
      John Damian. They are the persons primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Leavy is a Senior
      Vice President of the Manager and an officer and portfolio manager of other Oppenheimer funds.  Mr. Damian is a Vice President of the
      Manager. Mr. Leavy became the Fund's co-portfolio manager on March 1,
      2001 and Mr. Damian became the Fund's co-portfolio manager on October
      10, 2002.

      Prior to joining the Manager in September 2000, Mr. Leavy was a portfolio manager of Morgan Stanley Dean Witter Investment (from 1997 to September 2000) and a portfolio manager and equity analyst of
      Crestar Asset Management (from 1995 to 1997). Before joining the
      Manager in September 2001, Mr. Damian was an equity analyst at
      Citigroup Asset Management (from 1999 to September 2001) and an equity analyst at Pzena Investment Management (from 1997 to 1999).

Advisory Fees. Effective January 1, 2004, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.80% of the first $400 million of average annual net assets of the Fund, 0.75% of the next $400 million and 0.60% of average annual net assets in excess of $800 million. Prior to January 1, 2004 the annual advisory fee was: 0.85% of the first $400 million of average annual net assets of the Fund, 0.75% of the next $400 million and 0.60%
      of average annual net assets in excess of $800 million. The Fund's management fee for its last fiscal year ended October 31, 2003 was
      0.84% of average annual net assets for each class of shares.

ABOUT your account

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New
      Account Application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the application, the
      Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.

o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.

o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder Application and the Statement of
      Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special
      Investor Services," you can start your account with as little as $500.
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange ("the Exchange"), on each day the Exchange is open for trading (referred to in this
      Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the
      Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of
      Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, the
      Distributor or its designated agent must receive your order by the time the Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the Exchange and transmit it to the
      Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

WHAT CLASSES OF SHARES DOES THE FUND OFFER?  The Fund offers investors four different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares.  If you do not choose a class, your investment will be made in Class A shares.

Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
      Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the
      Distributor normally will not accept purchase orders of $250,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may  not  be  available  to  Class  B,  Class  C and  Class  N shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B,
      Class C and Class N asset-based sales charge described below and in the
      Statement of Additional Information. Share certificates are only available for Class A shares. If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 -------------------------------------------------------------------------------
 Amount of Purchase  Front-End Sales     Front-End Sales    Concession As
                     Charge As a         Charge As a
                     Percentage of       Percentage of Net  Percentage of
                     Offering Price      Amount Invested    Offering Price
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Less than $25,000          5.75%              6.10%               4.75%
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $25,000 or more            5.50%              5.82%               4.75%
 but less than
 $50,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $50,000 or more            4.75%              4.99%               4.00%
 but less than
 $100,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $100,000 or more
 but less than              3.75%              3.90%               3.00%
 $250,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $250,000 or more
 but less than              2.50%              2.56%               2.00%
 $500,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $500,000 or more           2.00%              2.04%               1.60%
 but less than $1
 million
 -------------------------------------------------------------------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of
      Accumulation" or a Letter of Intent, as described in "Reduced Sales
      Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or on purchases of Class A shares of any one or more of the Oppenheimer funds by certain retirement plans that satisfied certain requirements prior to March 1, 2001
      ("grandfathered retirement accounts"). However, those Class A shares may be subject to a Class A contingent deferred sales charge, as described below. Qualified retirement plans (other than grandfathered retirement accounts, single 401(k) plans, SEP IRAs and SIMPLE IRAs) are not permitted to purchase Class A shares subject to a Class A contingent deferred sales charge. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 0.75% of the first
      $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor. The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the
      Statement of Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

--------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
0 - 1                                   5.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 - 2                                   4.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2 - 3                                   3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 - 4                                   3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4 - 5                                   2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
5 - 6                                   1.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
More than 6                             None
--------------------------------------------------------------------------------

         In the table, a "year" is a 12-month period.  In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:

o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Distribution and
      Service Plan for Class A shares. The Fund pays a service fee to the
      Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of the service fee to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. The plan also provides for the Fund to pay an asset-based sales charge to the Distributor at an annual rate of 0.25% of average annual net assets of Class A shares of the Fund
      (the Board of Trustees has set that rate at zero). Prior to January 1,
      2003, the Fund paid the Distributor an annual asset-based sales charge equal to 0.15% of average annual net assets representing Class A shares purchased before September 1, 1993, and 0.10% of average annual net assets representing Class A shares purchased on or after that date. The
      Distributor paid the entire asset-based sales charge to brokers.

      With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the
      Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. The Distributor retains first year's service fee paid by the Fund. After the shares have been held by grandfathered retirement accounts for a year, the
      Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
      0.25% on Class N shares. The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis. The Distributor retains the service fees for accounts for which it renders the required personal services.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00%  of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
      The Distributor normally retains the asset-based sales charge on Class
      C shares during the first year after the purchase of Class C shares.
      See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.0% of the purchase price. The Distributor retains the asset-based sales charge on Class N shares. See the
      Statement of Additional Information for exceptions.

      Under certain circumstances, the Distributor will pay the full Class B,
      Class C or Class N asset-based sales charge and service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account
------------------------
registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class
B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C or Class N shares.
You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Redemption Fee. Effective March 15, 2004, the Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase.  The redemption fee is paid to the Fund, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund.  The redemption fee is imposed to the extent that Fund shares redeemed exceed Fund shares that have been held more than 30 days. For shares of the Fund acquired by exchange, the holding period prior to the exchange is not considered in determining whether to apply the redemption fee.

      The redemption fee is not imposed on shares:
o     held in certain omnibus accounts, including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, Section
      403(b)(7) custodial plan accounts, or plans administered as college savings programs under Section 529 of the Internal Revenue Code,
o     redeemed under automatic withdrawal plans or pursuant to automatic re-balancing in OppenheimerFunds Portfolio Builder accounts,
o     redeemed due to death or disability of the shareholder, or
o     redeemed from accounts for which the dealer, broker or financial institution of record has entered into an agreement with the
      Distributor for this purpose.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.

   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN  YOU  SELL  SHARES  THROUGH  your  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge for that  service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the
Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative or by using PhoneLink for automated exchanges by calling  1.800.225.5677.  Telephone  exchanges  may be made only  between  accounts  that are  registered  with the same name(s) and address.  Shares  held  under  certificates  may  not  be  exchanged  by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o     Shares are redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the
      Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of the
      Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.
o     The interests of the Fund's shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the
      Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's
      Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the
      Manager and the Fund may reject purchase orders and exchanges into the
      Fund by any person, group or account that the Manager believes to be a market timer. All accounts under common ownership or control within the
      Oppenheimer funds complex may be counted together for purposes of determining market timing with respect to any exchange involving this
      Fund.
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund may refuse any exchange order and is currently not obligated to provide notice before rejecting an exchange order.

   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

o     Effective March 15, 2004, the Fund assesses a 2% fee on the proceeds of
      Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. Further details are set forth under "How to Sell Shares - Redemption Fee" on page 24.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual fee is assessed on any account valued at less than $500. The fee is automatically deducted from accounts annually on or about the second to last business day of September. See the Statement of Additional
      Information, or existing shareholders may visit the OppenheimerFunds website, to learn how you can avoid this fee and for circumstances when this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the Transfer
      Agent may use this information to attempt to verify your identity.  The
      Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis and to pay them to shareholders in December on a date selected by the Board of Trustees.
Dividends and distributions paid to Class A shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A shares. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

Capital  Gains.  The Fund may realize  capital  gains on the sale of portfolio securities.  If it does, it may make  distributions  out of any net short-term or  long-term  capital  gains  in  December  of each  year.  The Fund may make supplemental  distributions  of dividends and capital gains  following the end of its  fiscal  year.  There  can be no  assurance  that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

Taxes. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income.  Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions.  Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur.  In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for fiscal years 2000 through 2003 has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of
Additional Information, which is available on request.  Another accounting firm audited the information for the fiscal years prior to 2000.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Class A          Year Ended October 31,             2003        2002        2001          2000        1999
------------------------------------------------------------------------------------------------------------
Per Share Operating Data
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $19.18      $19.53      $21.26        $16.82      $17.29
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.04)       (.19)       (.23)         (.16)       (.10)
Net realized and unrealized gain (loss)             6.97        (.09)       (.47)         4.60         .18
                                                  ----------------------------------------------------------
Total from investment operations                    6.93        (.28)       (.70)         4.44         .08
------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                  --        (.07)      (1.03)           --1       (.54)
Distributions in excess of net realized gain          --          --          --            --        (.01)
                                                  ----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       --        (.07)      (1.03)           --        (.55)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $26.11      $19.18      $19.53        $21.26      $16.82
                                                  ==========================================================

------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                 36.13%      (1.45)%     (3.02)%       26.40%       0.38%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $330,215    $222,029    $172,395      $157,759    $151,059
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $245,319    $231,657    $163,007      $147,952    $170,205
------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                (0.12)%     (0.69)%     (1.06)%       (0.95)%     (0.60)%
Total expenses                                      1.59%       1.68%       1.86%         1.90%       1.96%
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                                  1.56%       1.66%        N/A 4,5       N/A 4       N/A 4
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              163%        151%        162%          166%         87%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

                      19 | OPPENHEIMER SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

Class B       Year Ended October 31,                2003        2002       2001         2000       1999
---------------------------------------------------------------------------------------------------------
Per Share Operating Data
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $18.20      $18.65     $20.47       $16.28     $16.84
---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.17)       (.18)      (.23)        (.33)      (.22)
Net realized and unrealized gain (loss)             6.56        (.20)      (.56)        4.52        .21
                                                  -------------------------------------------------------
Total from investment operations                    6.39        (.38)      (.79)        4.19       (.01)
---------------------------------------------------------------------------------------------------------

Dividends and/or distributions to shareholders:
Distributions from net realized gain                  --        (.07)     (1.03)          -- 1     (.54)
Distributions in excess of net realized gain          --          --         --           --       (.01)
                                                  -------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       --        (.07)     (1.03)          --       (.55)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $24.59      $18.20     $18.65       $20.47     $16.28
                                                  =======================================================

---------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                 35.11%      (2.06)%    (3.60)%      25.74%     (0.16)%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $171,896    $129,885    $95,418      $83,859    $82,949
---------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $137,734    $134,304    $88,235      $79,526    $94,863
---------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                (0.85)%     (1.34)%    (1.65)%      (1.48)%    (1.10)%
Total expenses                                      2.42%       2.34%      2.45%        2.44%      2.45%
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                                  2.29%       2.32%       N/A 4,5      N/A 4      N/A 4
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              163%        151%       162%         166%        87%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

                      20 | OPPENHEIMER SMALL CAP VALUE FUND

Class C       Year Ended October 31,                2003       2002       2001         2000       1999
--------------------------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $18.17     $18.62     $20.44       $16.25     $16.81
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.13)      (.10)      (.19)        (.33)      (.25)
Net realized and unrealized gain (loss)             6.51       (.28)      (.60)        4.52        .24
                                                  ------------------------------------------------------
Total from investment operations                    6.38       (.38)      (.79)        4.19       (.01)
--------------------------------------------------------------------------------------------------------

Dividends and/or distributions to shareholders:
Distributions from net realized gain                  --       (.07)     (1.03)          -- 1     (.54)
Distributions in excess of net realized gain          --         --         --           --       (.01)
                                                  ------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       --       (.07)     (1.03)          --       (.55)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $24.55     $18.17     $18.62       $20.44     $16.25
                                                  ======================================================

--------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                 35.11%     (2.06)%    (3.61)%      25.79%     (0.16)%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)         $71,779    $46,360    $26,604      $22,173    $20,959
--------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $53,649    $45,455    $24,134      $20,521    $24,964
-------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                (0.85)%    (1.33)%    (1.64)%      (1.49)%    (1.10)%
Total expenses                                      2.40%      2.33%      2.45%        2.44%      2.45%
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                                  2.30%      2.31%       N/A 4,5      N/A 4      N/A 4
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              163%       151%       162%         166%        87%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

                      21 | OPPENHEIMER SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

Class N        Year Ended October 31,                         2003      2002    2001 1
-----------------------------------------------------------------------------------------
Per Share Operating Data
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                        $19.13    $19.51    $19.58
-----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                           (.11)     (.27)     (.04)
Net realized and unrealized gain (loss)                       6.96      (.04)     (.03)
                                                            -----------------------------
Total from investment operations                              6.85      (.31)     (.07)
-----------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                            --      (.07)       --
Distributions in excess of net realized gain                    --        --        --
                                                            -----------------------------
Total dividends and/or distributions to shareholders            --      (.07)       --
-----------------------------------------------------------------------------------------
Net asset value, end of period                              $25.98    $19.13    $19.51
                                                            -----------------------------
                                                            -----------------------------

-----------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                           35.81%    (1.61)%   (0.36)%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $11,216    $4,558      $409
-----------------------------------------------------------------------------------------
Average net assets (in thousands)                          $ 6,722    $2,882      $106
-----------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                          (0.36)%   (0.78)%   (1.14)%
Total expenses                                                2.01%     1.82%     2.01%
Expenses after expense reimbursement or fee waiver and
reduction to custodian expenses                               1.80%     1.80%      N/A 4,5
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                        163%      151%      162%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

INFORMATION AND SERVICES

For More Information on Oppenheimer Small Cap Value Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:

                              1.800.CALL OPP (225.5677)

------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can send us a request by e-mail or read or
                              download documents on the OppenheimerFunds
                              website: www.oppenheimerfunds.com
                                       ------------------------
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                          The Fund's  shares  are  distributed
by:
The Fund's SEC File No. 811-5225

PR0251.001.1203
Printed on recycled paper                  [logo] OppenheimerFunds
Distributor, Inc.

                          Appendix to Prospectus of
                        Oppenheimer Small Cap Value Fund

      Graphic material included in the Prospectus of Oppenheimer Small Cap
Value Fund (the "Fund") under the heading: "Annual Total Return (Class A) (%
as of 12/31 each year)":

      A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the last 10 calendar years, without deducting sales charges or taxes. Set forth below are the relevant data points that will appear in the bar chart:

Year Ended                                Annual Total Return
----------                                -------------------
12/31/93                                  18.21%
12/31/94                                  -0.29%
12/31/95                                  12.42%
12/31/96                                  19.30%
12/31/97                                  24.32%
12/31/98                                  -10.08%
12/31/99                                  -1.40%
12/31/00                                  16.44%
12/31/01                                  12.20%
12/31/02                                  -10.52%

Oppenheimer
Quest Balanced
Value FundSM

Prospectus dated December 23, 2003

                                      Oppenheimer Quest Balanced Value Fund
                                      is a mutual fund. The Fund's primary
                                      objective is growth of capital, and
                                      the Fund also seeks investment income.
                                      The Fund invests primarily in equity
                                      securities, but also buys debt
                                      securities.
                                            This Prospectus contains
                                      important information about the Fund's
                                      objective, its investment policies,
                                      strategies and risks. It also contains
                                      important information about how to buy
                                      and sell shares of the Fund and other
                                      account features. Please read this
                                      Prospectus carefully before you invest
                                      and keep it for future reference about
                                      your account.

As with all mutual funds, the
Securities and Exchange
Commission has not approved
or disapproved the Fund's securities
nor has it determined that this
Prospectus is accurate or complete.
It is a criminal offense to
represent otherwise.

                                                                          1234

CONTENTS

---------------------------------------------------------------------------------

              ABOUT THE FUND

              The Fund's Investment Objective and Principal Investment
              Strategies
              Main Risks of Investing in the Fund
              The Fund's Past Performance
              Fees and Expenses of the Fund
              About the Fund's Investments
              How the Fund is Managed

              ABOUT YOUR ACCOUNT

              How to Buy Shares
              Class A Shares
              Class B Shares
              Class C Shares
              Class N Shares
              Class Y Shares

              Special Investor Services
              AccountLink
              PhoneLink
              OppenheimerFunds Internet Website
              Retirement Plans

              How to Sell Shares
              By Mail
              By Telephone

              How to Exchange Shares
              Shareholder Account Rules and Policies
              Dividends, Capital Gains and Taxes
              Financial Highlights

---------------------------------------------------------------------------------

A B O U T  T H E  F U N D

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?  The Fund seeks a combination of growth of capital and investment income.  The Fund's primary objective is growth of capital.

WHAT DOES THE FUND MAINLY INVEST IN?  To seek long term growth of net asset value per share, the Fund normally invests 50% or more of its total assets in common stocks that the portfolio manager believes are undervalued in the marketplace, mainly the common stocks of U.S. issuers or companies with significant U.S. operations.  The Fund also invests in other equity securities, such as preferred stock and securities convertible into common stock.  The Fund also buys corporate and government bonds, notes and other debt securities for investment income and capital appreciation, which can include non-investment grade securities.

Under normal market conditions, the Fund invests:

o     at least 25% of its total assets in equity securities, including common stocks and preferred stocks, and expects to have between 50% to 75% of its total assets invested in equities, and

o     at least 25% of its total assets in fixed-income senior securities.

      The Fund's investments in fixed-income securities include bonds, debentures, notes, convertible securities and U.S. government securities.
These investments are more fully explained in "About the Fund's Investments,"
below.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities for the Fund, the Fund's portfolio manager, who is employed by the Sub-Advisor, OpCap Advisors, uses a "value" approach to investing. The portfolio manager searches primarily for securities of established companies believed to be undervalued in the marketplace, in relation to factors such as a company's assets, earnings, growth potential and cash flows.  This process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases.
Currently, the selection process for equity securities includes the following techniques:
o     A "bottom up" analytical approach using fundamental research to focus on particular issuers before considering industry trends, by evaluating each issuer's characteristics, financial results and management.
o     A search for securities of established companies believed to be undervalued and having a high return on capital, strong management committed to shareholder value, and positive cash flows.
o     Ongoing monitoring of issuers for fundamental changes in the company that might alter the portfolio manager's initial expectations about the security and might result in a decision to sell the security.

      The portfolio manager allocates the Fund's investments among equity and debt securities after assessing the relative values of these different types of investments under prevailing market conditions.  Within the parameters for stock and bond investments described above, under normal market conditions the Fund might hold stocks, bonds and money market instruments in different proportions at different times.  The portfolio manager might increase the relative emphasis of investments in bonds and other fixed-income securities, instead of stocks, when he thinks that:

o     common stocks in general appear to be overvalued,
o     debt securities present capital growth and income opportunities relative to common stocks because of declining interest rates or improved issuer credit quality, or
o     it is desirable to maintain liquidity pending investment in equity securities to seek capital growth opportunities.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking capital appreciation over the long term with the opportunity for some income.
Those investors should be willing to assume the risk of short-term share price fluctuations that are typical for a fund emphasizing equity investments.  Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income. Because of its primary focus on long-term growth, with income as a secondary goal, the
Fund may be appropriate for moderately aggressive investors and for a portion of a retirement plan investment.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments in stocks and bonds are subject to changes in their value from a number of factors, described below.  There is also the risk that poor selection by the
Sub-Advisor will cause the Fund to underperform other funds having a similar objective.  As an example, the portfolio manager's "value" approach to investing could result in fewer Fund investments in stocks that become highly valued by the marketplace during times of rapid market advances.  This could cause the Fund to underperform other funds with similar investment objectives but that employ a growth or non-value approach to investing.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund normally emphasizes investments in common stocks and other equity securities, the value of the
Fund's portfolio will be affected by changes in the stock markets in which it invests. Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other. Because the Fund can buy both U.S. and foreign stocks it could be affected by changes in domestic and foreign stock markets.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. The Fund invests primarily in securities of companies with a medium- or larger-size capitalization. It also can invest in small-capitalization companies, which may have more volatile stock prices than larger companies, but does not anticipate investing a significant portion of assets in these companies.

Industry Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry.  Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.  To the extent that the Fund is emphasizing investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

INTEREST RATE RISK. The values of debt securities are subject to change when prevailing interest rates change.  When interest rates fall, the value of outstanding debt securities generally rise.  When interest rates rise, the values of outstanding debt securities generally fall, and these securities may sell at a discount from their face value. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities.  The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities. Also, if interest rates fall, the
Fund's investments in new securities at lower yields will reduce the Fund's income.

CREDIT RISK.  Debt securities are subject to credit risk.  Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income may be reduced and if the issuer fails to repay principal, the value of that security and that of the Fund's shares may be reduced. While the Fund's investments in U.S. government securities are subject to little credit risk, the Fund's other investments in debt securities, particularly high-yield lower-grade debt securities, are subject to risks of default. A downgrade in an issuer's credit rating or other adverse news about an issue can reduce a security's market value.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective. In the short term, stock markets can be volatile, and the prices of the Fund's shares can go up and down substantially. The Fund's income-oriented investments may help cushion the Fund's total return from changes in stock prices, but fixed-income securities have their own risks that can affect their values and the income they pay. In the OppenheimerFunds spectrum, the Fund is more conservative than funds that invest only in growth stocks, but has greater risks than investment-grade bond funds.

An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

      The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its
Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to a broad-based market index. The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  In certain cases, the figure representing "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period.  A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

            Annual Total Returns (Class A) (as of 12/31 each year)

    [See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/03 through 9/30/03, the cumulative return (not annualized) before taxes for Class A shares was 19.71%.
During the period shown in the bar chart,  the highest return (not annualized)
before taxes for a calendar  quarter was 21.44%  (4Qtr98)and the lowest return
(not annualized) before taxes for a calendar quarter was -14.73% (2Qtr02).

-------------------------------------------------------------------------------------

Average Annual Total Returns       1 Year          5 Years            10 Years
for    the    periods    ended                   (or life of     (or life of class,
December 31, 2002                              class, if less)        if less)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class  A   Shares   (inception

11/1/91)                          -24.52%           3.69%              10.39%
  Return Before Taxes             -24.97%           1.70%               7.18%
  Return After Taxes on
  Distributions                   -14.92%           2.23%               7.07%
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares

-------------------------------------------------------------------------------------

S&P 500(R)Index (reflects no
deduction for fees, expenses
or taxes)                         -22.09%           -0.58%             9.34%1

-------------------------------------------------------------------------------------

Class  B   Shares   (inception    -24.36%           3.97%              10.72%

9/1/93)
-------------------------------------------------------------------------------------

Class  C   Shares   (inception    -21.17%           4.30%              10.43%

9/1/93)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Class  N   Shares   (inception    -20.84%          -11.90%               N/A

3/1/01)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Class  Y   Shares   (inception    -19.51%           -3.49%               N/A

5/1/00)
-------------------------------------------------------------------------------------

1 From 12/31/92

The Fund's average annual total returns include applicable sales charges: for
Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charge: of 5% (1-year) and 2% (5 years); and for
Class C and Class N , the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, Class B "life-of-class"
performance does not include any contingent deferred sales charge and uses
Class A performance for the period after conversion.
The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to the S&P 500(R)Index, an unmanaged index of equity securities. The index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

      The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended October 31, 2003.

--------------------------------------------------------------------------------------
                            Class C  Class N    Class Y                     Class A                                   Class B Shares

Shareholder Fees (charges paiSharesctlySharesyourSharestment):              Shares

--------------------------------------------------------------------------------------
 ---------------------------                                        -----------
 Maximum Sales Charge        5.75%      None      None      None       None
 (Load) on purchases
 (as % of offering price)
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Maximum Deferred Sales      None1      5%2        1%3       1%4       None
 Charge (Load) (as % of
 the lower of the original
 offering price or
 redemption proceeds)
 ------------------------------------------------------------------------------

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

--------------------------------------------------------------------------------
                             Class A  Class B    Class C   Class N   Class Y
                              Shares    Shares    Shares    Shares     Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Management Fees               0.79%     0.79%      0.79%     0.79%     0.79%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Distribution  and/or Service  0.25%     1.00%      1.00%     0.50%      None
(12b-1) Fees

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Other Expenses                0.30%     0.33%      0.26%     0.42%     0.23%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Total    Annual    Operating  1.34%     2.12%      2.05%     1.71%     1.02%
Expenses

--------------------------------------------------------------------------------

Effective January 1, 2004 the management fee schedule is revised as described below in "How the Fund is Managed - The Manager - The Manager's Fee."
"Management Fees" in the table above assumes that the revised management fee schedule, effective January 1, 2004, was in effect for the Fund's fiscal year ended October 31, 2003. For the Fund's fiscal year ended October 31, 2003 the actual management fees were 0.82% for each class of shares.

Effective January 1, 2003, the Board set the Class A asset-based sales charge to zero resulting in a 12b-1 fee of 0.25%. Prior to that date, the asset-based sales charge was 0.10%. For the Fund's fiscal year ended October
31, 2003 the actual 12b-1 fee was 0.26% for Class A shares. The Board of
Trustees can set the rate of the asset-based sales charge on Class A shares up to 0.25% of average annual net assets.

With consideration given to the actual management fees for each class of shares, and the actual 12b-1 fees for Class A shares, above, the "Total
Annual Operating Expenses" were 1.38% for Class A shares, 2.15% for Class B shares, 2.08% for Class C shares, 1.74% for Class N shares and 1.05% for
Class Y shares
Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays.
The Transfer Agent has voluntarily undertaken to the Fund to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time without notice to shareholders. After the waiver, the actual "Other Expenses" and
"Total Annual Operating Expenses" as percentages of average daily net assets were 0.38% and 1.70% for Class N shares.  For the Fund's fiscal year ended
October 31, 2003, the transfer agent fees did not exceed the expense limitation described above for the other classes of shares.

1.    A  contingent   deferred  sales  charge  may  apply  to  redemptions  of
   investments  of $1 million or more  ($500,000 for certain  retirement  plan accounts) of Class A shares. See "How to Buy Shares" for details.
2.    Applies to  redemptions  in first year after  purchase.  The  contingent deferred  sales  charge  gradually  declines  from  5% to 1% in  years  one through six and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies  to shares  redeemed  within 18  months of a  retirement  plan's first purchase of Class N shares.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

--------------------------------------------------------------------------------
If shares are redeemed:     1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares                    $704          $975        $1,267       $2,095

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares                    $715          $964        $1,339      $2,0701

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares                    $308          $643        $1,103       $2,379

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Shares                    $274          $539          $928       $2,019

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class Y Shares                    $104          $325          $563       $1,248

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   If shares are not        1 Year        3 Years       5 Years      10 Years
       redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares                    $704          $975        $1,267       $2,095

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares                    $215          $664        $1,139      $2,0701

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares                    $208          $643        $1,103       $2,379

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Shares                    $174          $539          $928       $2,019

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class Y Shares                    $104          $325          $563       $1,248

--------------------------------------------------------------------------------

 In the first example,  expenses  include the initial sales charge for Class A and the  applicable  Class B, Class C and Class N contingent  deferred  sales charges.  In the  second  example,  the Class A  expenses  include  the sales charge,  but Class B, Class C and Class N expenses do not include  contingent deferred sales charges. There is no sales charge on Class Y shares.
 1.  Class B  expenses  for years 7 through  10 are based on Class A  expenses since Class B shares automatically  convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among different types of investments will vary over time based upon the evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described in this prospectus.  The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Fund's investment manager, OppenheimerFunds, Inc., has engaged the
Sub-Advisor, OpCap Advisors, to select securities for the Fund's portfolio.
The Sub-Advisor tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments.  That means the Fund does not hold a substantial percentage of the stock of any one company and does not invest too great a percentage of the Fund's assets in any one issuer.  Also, the
Fund does not concentrate 25% or more of its investments in any one industry.

      However, changes in the overall market prices of securities and the income they pay can occur at any time. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

Stock and Other Equity Investments. The Fund invests in equity securities for growth opportunities as well as secondarily for income from dividends.
      While the Fund does not limit its investments to issuers in a particular capitalization range, the portfolio manager currently focuses on securities of mid- and larger-size established companies.

      Although they are debt securities, the Sub-Advisor considers some convertible securities to be "equity equivalents" because of the conversion feature, and their credit rating must meet the Fund's credit criteria for debt securities described below under "Special Risks of
      Lower-Grade Securities," but the credit rating has less impact on the investment decision than in the case of other debt securities. Other convertible securities may behave more like other debt securities.

Debt Securities.  The Fund may invest in corporate bond obligations, as well as government obligations and mortgage-related securities described below.  Debt securities are selected primarily for their income possibilities and their relative emphasis in the portfolio may be greater when the stock market is volatile.  For example, when interest rates are falling, or when the credit quality of a particular issuer is improving, the portfolio manager might buy debt securities for their own appreciation possibilities.  The Fund has no limit on the range of maturities of the debt securities it can buy.

      The Fund can buy short-term debt securities for liquidity, for example, pending the purchase of new investments or to have cash to pay for redemptions of Fund shares. The Sub-Advisor does not rely solely on ratings by rating organizations in selecting debt securities, but also uses its own judgment to evaluate particular issues as well as business and economic factors affecting an issuer.

      The Fund's investments in debt securities, including convertible securities, can be above or below investment grade in quality.
      "Investment-grade" securities are those rated in the four highest rating categories by Moody's Investors Service or other rating organizations, or, if unrated, assigned a comparable rating by the
      Sub-Advisor.  A list of the ratings definitions of the principal ratings organizations is in Appendix A to the Statement of Additional
      Information.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information.
An investment policy is not fundamental unless this Prospectus or the
Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its investment objective, the Fund can also use the investment techniques and strategies described below.  The
Sub-Advisor might not always use all of them and is not required to use them to achieve its objective. These techniques have certain risks, although some are designed to help reduce overall investment or market risks.

U.S. Government Securities. The Fund can invest in U.S. government securities that are U.S. Treasury securities and securities issued or guaranteed by agencies or federally-chartered corporate entities referred to as
      "instrumentalities" of the U.S. government. They can include collateralized mortgage obligations (CMOs) and other mortgage-related securities. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are subject to little credit risk.

      Some securities issued or guaranteed by agencies or instrumentalities of the U.S. government have different levels of credit support from the
      U.S. government. Some are supported by the full faith and credit of the
      U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage
      Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan
      Mortgage Corporation obligations ("Freddie Macs"). Securities issued by agencies and instrumentalities of the U.S. government such as the
      Federal Home Loan Mortgage Corporation, the Federal National Mortgage
      Association and the Federal Home Loan Banks are neither guaranteed or insured by the U.S. government, but generally are considered to have low credit risks.

Special Risks of Mortgage-Related Securities.  Investments in
      mortgage-related securities are subject to special risks of unanticipated prepayment. The risk is that when interest rates fall, borrowers under the mortgages that underlie a mortgage-related security the Fund owns will prepay their mortgages more quickly than expected, causing the issuer of the security to prepay the principal prior to the security's expected maturity. Securities subject to prepayment risk, including the CMOs and other mortgage-related securities that the Fund can buy, generally offer less potential for gains when prevailing interest rates fall, and have greater potential for loss when interest rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price.
      Additionally, the Fund may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the
      Fund to lose a portion of its principal investment represented by the premium the Fund paid.

      If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Fund's shares to fluctuate more.

Special Risks of Lower-Grade Securities.  Because the Fund can invest as much as 25% of its total assets in securities below investment grade
      (commonly known as "junk bonds") to seek higher income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than higher-grade debt securities.  Securities that are (or have fallen) below investment grade entail a greater risk that the issuers of such securities may not meet their debt obligations.
      However, by limiting its investments in non-investment-grade debt securities, the Fund may reduce the effect of some of these risks on its share prices and income.  Currently, the portfolio manager does not intend to buy these securities unless they offer relatively attractive opportunities for both income and capital appreciation.

Money Market Instruments. The Fund can also invest in "money market instruments." These include U.S. government securities and high-quality corporate debt securities having a remaining maturity of one year or less. They also include commercial paper, other short-term corporate debt obligations, certificates of deposit, bankers' acceptances and repurchase agreements. They do not generate capital growth if held to maturity.

Foreign Investing.  The Fund can buy foreign securities that are listed on a domestic or foreign stock exchange, traded in domestic or foreign over-the-counter markets, or represented by American Depository
      Receipts.  The Fund may invest in developed markets as well as emerging markets, which have greater risks than developed markets, although the
      Fund currently does not intend to purchase securities issued by governments or companies in emerging markets.  The Fund will hold foreign currency only in connection with buying and selling foreign securities.

      While the Fund has no limits on the amounts it can invest in foreign securities, it normally does not expect to invest substantial amounts of its assets in foreign securities. Foreign securities may offer special investment opportunities, but there are also special risks.

      The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject
      to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. These risks could cause the prices of foreign securities to fall and could therefore depress the
      Fund's share prices.

"When-Issued" And "Delayed-Delivery" Transactions.  The Fund can purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. There is a risk that the value of the security might decline prior to the settlement date. The Fund will not commit more than 15% of its net assets under these transactions.
      Between the purchase and settlement no payment is made for the when-issued security and no interest accrues to the buyer from the investment.

Investing in Small, Unseasoned Companies. The Fund can invest up to 5% of its total assets in securities of small, unseasoned companies. These are companies that have been in continuous operation for less than three years, counting the operations of any predecessors. These securities may have limited liquidity, which means that the Fund could have difficulty selling them at an acceptable price when it wants to. Their prices may be very volatile, especially in the short term.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the
      Securities Act of 1933. The Fund cannot invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager and
      Sub-Advisor monitor holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Portfolio Turnover.  A change in the securities held by the Fund is known as
      "portfolio turnover." The Fund may engage in active and frequent short-term trading to try to achieve its objective. Portfolio turnover may increase brokerage costs the Fund pays (and may reduce performance). If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial
      Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

Temporary Defensive and Interim Investments.  In times of adverse or unstable market, economic or political conditions, the Fund can invest up to
      100% of its assets in temporary investments that are inconsistent with the Fund's principal investment strategies. Generally they would be short-term U.S. government securities and the types of money market instruments described above. The Fund can also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of
      Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of growth of capital.

Loans of Portfolio Securities. The Fund has entered into a Securities Lending
      Agreement ("Securities Lending Agreement") with JP Morgan Chase. Under that agreement portfolio securities of the Fund may be loaned to brokers, dealers and other financial institutions.  The Securities
      Lending Agreement provides that loans must be adequately collateralized and may be made only in conformity with the Fund's Securities Lending
      Guidelines, adopted by the Fund's Board of Trustees. The value of the securities loaned may not exceed 25% of the value of the Fund's net assets.

How the Fund is Managed

THE MANAGER. The Manager supervises the Fund's investment program and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees paid by the Fund to the Manager and describes the expenses that the Fund pays to conduct its business. The Manager became the Fund's investment advisor on November 22, 1995.

      The Manager has operated as an investment advisor since January 1960.
The Manager and its subsidiaries and controlled affiliates managed more than
$135 billion in assets as of September 30, 2003, including other Oppenheimer funds with more than 7 million shareholder accounts.  The Manager is located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New
York 10281-1008.

The Manager's Fees.  Effective January 1, 2004, the Fund pays the Manager an advisory fee at an annual rate that declines as the Fund's assets grow:
      0.85% of the first $1 billion of average annual net assets of the Fund,
      0.81% of the next $2 billion, 0.76% of the next $1 billion, 0.71% of the next $1 billion, 0.65% of the next $1 billion, 0.60% of the next $1 billion, 0.55% of the next $1 billion and 0.50% of average annual net assets in excess of $8 billion. From June 15, 2003 through December 31,
      2003 the annual advisory fee rate was: 0.85% of the first $1 billion of average annual net assets of the Fund, 0.81% of the next $2 billion,
      0.76% of the next $1 billion, 0.71% of the next $1 billion, 0.65% of the next $1 billion and 0.60% of average annual net assets in excess of
      $6 billion. Prior to June 15, 2003, the annual advisory fee was: 0.85%
      of the first $5 billion of average annual net assets of the Fund, 0.75%
      of the next $1 billion, 0.65% of the next $1 billion, and 0.60% of average annual net assets in excess of $7 billion. The Fund's management fee for its last fiscal year ended October 31, 2003 was
      0.82% of average annual net assets for each class of shares.

The Sub-Advisor.  The Sub-Advisor is a Delaware limited liability company and is a wholly-owned subsidiary of Oppenheimer Capital LLC, a registered investment advisor. From the Fund's inception on April 30, 1980 until
      November 22, 1995, the Sub-Advisor (which was then named Quest for
      Value Advisors) served as the Fund's investment advisor. On November
      22, 1995, the Manager retained the Sub-Advisor to continue providing day-to-day portfolio management for the Fund. The Sub-Advisor has operated as an investment advisor to investment companies and other investors since its organization in 1980. As of September 30, 2003, the
      Sub-Advisor including Oppenheimer Capital LLC, advised accounts having assets in excess of $20 billion. The Sub-Advisor is located at 1345
      Avenue of the Americas, 49th Floor, New York, New York 10105-4800.

      The Manager, not the Fund, pays the Sub-Advisor an annual fee under the
      Sub-Advisory Agreement between the Manager and the Sub-Advisor. The fee is calculated as a percentage of the fee the Fund pays the Manager. The rate is 40% of the advisory fee collected by the Manager based on the net assets of the Fund as of November 22, 1995, and 30% of the fee
      collected by the Manager on assets in excess of that amount.

      The Sub-Advisor is wholly-owned by Oppenheimer Capital LLC, which is wholly-owned by Allianz Dresdner Asset Management U.S. Equities LLC, a
      subsidiary of Allianz Dresdner Asset Management of America L.P. The
      general partner of Allianz Dresdner Asset Management of America L.P. is
      Allianz-PacLife Partners LLP. Allianz AG has majority ownership of, and controls, Allianz Dresdner Asset Management of America L.P. and its
      subsidiaries, including Oppenheimer Capital LLC and the Sub-Advisor.

Portfolio Manager.  The portfolio manager of the Fund is Colin Glinsman, who is Chief Investment Officer of the Sub-Advisor.  He is the person primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Glinsman is Managing Director and Chief Investment
      Officer of Oppenheimer Capital, the immediate parent company of the
      Sub-Advisor. He has been the Fund's portfolio manager since December
      1992.

ABOUT your account

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New
      Account Application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the application, the
      Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder Application and the Statement of
      Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special
      Investor Services," you can start your account with as little as $500.
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange ("the Exchange"), on each day the Exchange is open for trading (referred to in this
      Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the
      Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of
      Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, the
      Distributor or its designated agent must receive your order by the time the Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the Exchange and transmit it to the
      Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

WHAT CLASSES OF SHARES DOES THE FUND OFFER?  The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares.  If you do not choose a class, your investment will be made in Class A shares.

Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
      Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.

Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the
      Distributor normally will not accept purchase orders of $250,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may  not  be  available  to  Class  B,  Class  C and  Class  N shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information. Share certificates are only available for Class A shares. If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 -------------------------------------------------------------------------------
 Amount of Purchase  Front-End Sales     Front-End Sales    Concession As
                     Charge As a         Charge As a
                     Percentage of       Percentage of Net  Percentage of
                     Offering Price      Amount Invested    Offering Price
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Less than $25,000          5.75%              6.10%               4.75%
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $25,000 or more            5.50%              5.82%               4.75%
 but less than
 $50,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $50,000 or more            4.75%              4.99%               4.00%
 but less than
 $100,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $100,000 or more
 but less than              3.75%              3.90%               3.00%
 $250,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $250,000 or more
 but less than              2.50%              2.56%               2.00%
 $500,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $500,000 or more           2.00%              2.04%               1.60%
 but less than $1
 million
 -------------------------------------------------------------------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of
      Accumulation" or a Letter of Intent, as described in "Reduced Sales
      Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or on purchases of Class A shares of any one or more of the Oppenheimer funds by certain retirement plans that satisfied certain requirements prior to March 1, 2001
      ("grandfathered retirement accounts"). However, those Class A shares may be subject to a Class A contingent deferred sales charge, as described below. Qualified retirement plans (other than grandfathered retirement accounts, single 401(k) plans, SEP IRAs and SIMPLE IRAs) are not permitted to purchase Class A shares subject to a Class A contingent deferred sales charge. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 0.75% of the first
      $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor. The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the
      Statement of Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

--------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
0 - 1                                   5.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 - 2                                   4.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2 - 3                                   3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 - 4                                   3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4 - 5                                   2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
5 - 6                                   1.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
More than 6                             None
--------------------------------------------------------------------------------

         In the table, a "year" is a 12-month period.  In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:

o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

Who Can Buy Class Y Shares?  Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to
Class Y shares. Instructions for buying, selling, exchanging or transferring
Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares.  The Fund has adopted a Distribution and
      Service Plan for Class A shares. The Fund pays a service fee to the
      Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of the service fee to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. The plan also provides for the Fund to pay an asset-based sales charge to the Distributor at an annual rate of 0.15% of average annual net assets of Class A shares of the Fund
      (the Board of Trustees has set that rate at zero). Prior to January 1,
      2003, the Fund paid the Distributor an annual asset-based sales charge equal to 0.10% of average annual net assets representing Class A shares. The Distributor paid the entire asset-based sales charge to brokers.

      With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the
      Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. The Distributor retains the first year's service fee paid by the Fund. After the shares have been held by grandfathered retirement accounts for a year, the
      Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
      0.25% on Class N shares. The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis. The Distributor retains the service fees for accounts for which it renders the required personal services.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00%  of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
      The Distributor normally retains the asset-based sales charge on Class
      C shares during the first year after the purchase of Class C shares.
      See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.0% of the purchase price. The Distributor retains the asset-based sales charge on Class N shares. See the
      Statement of Additional Information for exceptions.

      Under certain circumstances, the Distributor will pay the full Class B,
      Class C or Class N asset-based sales charge and service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or

    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account
------------------------
registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class
B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.

   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN  YOU  SELL  SHARES  THROUGH  your  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge for that  service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the
Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative or by using PhoneLink for automated exchanges by calling  1.800.225.5677.  Telephone  exchanges  may be made only  between  accounts  that are  registered  with the same name(s) and address.  Shares  held  under  certificates  may  not  be  exchanged  by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o     Shares are redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the
      Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of the
      Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.
o     The interests of the Fund's shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the
      Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's
      Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the
      Manager and the Fund may reject purchase orders and exchanges into the
      Fund by any person, group or account that the Manager believes to be a market timer. All accounts under common ownership or control within the
      Oppenheimer funds complex may be counted together for purposes of determining market timing with respect to any exchange involving this
      Fund.
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund may refuse any exchange order and is currently not obligated to provide notice before rejecting an exchange order.

   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual fee is assessed on any account valued at less than $500. The fee is automatically deducted from accounts annually on or about the second to last business day of September. See the Statement of Additional
      Information, or existing shareholders may visit the OppenheimerFunds website, to learn how you can avoid this fee and for circumstances when this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the Transfer
      Agent may use this information to attempt to verify your identity.  The
      Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare dividends separately for each class of shares  from net  investment  income  on a  quarterly  basis in  March,  June,
September and December on a date selected by the Board of Trustees.  Dividends and distributions  paid on Class A and Class Y shares will generally be higher than  dividends on Class B, Class C and Class N shares,  which  normally  have higher  expenses  than  Class A and  Class Y  shares.  The  Fund  has no fixed dividend  rate  and  cannot  guarantee  that it  will  pay  any  dividends  or distributions.

Capital  Gains.  The Fund may realize  capital  gains on the sale of portfolio securities.  If it does, it may make  distributions  out of any net short-term or  long-term  capital  gains  in  December  of each  year.  The Fund may make supplemental  distributions  of dividends and capital gains  following the end of its  fiscal  year.  There  can be no  assurance  that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

Taxes. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income.  Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions.  Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur.  In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for fiscal years 2000 through 2003 has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of
Additional Information, which is available on request.  Another accounting firm audited the information for the fiscal years prior to 2000.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Class A      Year Ended October 31,              2003             2002             2001         2000         1999
-------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $12.02           $16.09           $16.66       $16.41       $15.50
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .16              .17              .46          .36          .21
Net realized and unrealized gain (loss)         3.64            (3.53)            (.20)         .55         2.88
                                              ---------------------------------------------------------------------
Total from investment operations                3.80            (3.36)             .26          .91         3.09
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income            (.13)            (.27)            (.53)        (.28)        (.26)
Distributions from net realized gain              --             (.44)            (.30)        (.38)       (1.92)
                                              ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (.13)            (.71)            (.83)        (.66)       (2.18)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $15.69           $12.02           $16.09       $16.66       $16.41
                                              =====================================================================

-------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1             31.87%          (21.88)%           1.64%        5.78%       21.48%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)  $2,287,707       $1,667,143       $1,763,404   $1,027,560     $899,084
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $1,902,499       $1,960,568       $1,353,860   $1,020,483     $454,409
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                           1.60%            1.20%            2.61%        2.24%        1.81%
Total expenses                                  1.38% 3,4        1.51% 3,4        1.47% 3      1.45% 3      1.51% 3
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           92%             108%              88%         105%          58%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

                   20 | OPPENHEIMER QUEST BALANCED VALUE FUND

Class B      Year Ended October 31,              2003             2002             2001        2000         1999
-----------------------------------------------------------------------------------------------------------------
Per Share Operating Data
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $11.98           $16.00           $16.52      $16.28       $15.40
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .06              .07              .35         .25          .14
Net realized and unrealized gain (loss)         3.63            (3.52)            (.19)        .55         2.84
                                              -------------------------------------------------------------------
Total from investment operations                3.69            (3.45)             .16         .80         2.98
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income            (.06)            (.13)            (.38)       (.18)        (.18)
Distributions from net realized gain              --             (.44)            (.30)       (.38)       (1.92)
                                              -------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (.06)            (.57)            (.68)       (.56)       (2.10)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $15.61           $11.98           $16.00      $16.52       $16.28
                                              ===================================================================

-----------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1             30.89%          (22.38)%           1.03%       5.10%       20.84%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)  $2,306,366       $1,759,167       $1,836,130    $925,476     $801,485
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $1,985,215       $2,068,300       $1,307,367    $873,470     $355,797
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                           0.84%            0.56%            2.00%       1.64%        1.21%
Total expenses                                  2.15% 3,4        2.15% 3,4        2.07% 3     2.06% 3      2.10% 3
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           92%             108%              88%        105%          58%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

                   21 | OPPENHEIMER QUEST BALANCED VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------
Class C      Year Ended October 31,              2003           2002           2001         2000         1999
---------------------------------------------------------------------------------------------------------------
Per Share Operating Data
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $11.97         $16.00         $16.51       $16.27       $15.40
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .07            .07            .34          .25          .15
Net realized and unrealized gain (loss)         3.62          (3.52)          (.18)         .55         2.83
                                              -----------------------------------------------------------------
Total from investment operations                3.69          (3.45)           .16          .80         2.98
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income            (.06)          (.14)          (.37)        (.18)        (.19)
Distributions from net realized gain              --           (.44)          (.30)        (.38)       (1.92)
                                              -----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (.06)          (.58)          (.67)        (.56)       (2.11)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $15.60         $11.97         $16.00       $16.51       $16.27
                                              =================================================================

---------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1             30.99%        (22.40)%         1.05%        5.10%       20.80%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $982,288       $763,338       $751,229     $341,824     $313,506
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $835,198       $903,426       $502,037     $336,336     $139,356
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                           0.92%          0.58%          2.00%        1.64%        1.21%
Total expenses                                  2.08% 3,4      2.13% 3,4      2.07% 3      2.06% 3      2.10% 3
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           92%           108%            88%         105%          58%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

                   22 | OPPENHEIMER QUEST BALANCED VALUE FUND

Class N       Year Ended October 31,                         2003      2002         2001 1
-----------------------------------------------------------------------------------------
Per Share Operating Data
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                      $11.94    $16.05      $ 16.84
-----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .11       .20          .22
Net realized and unrealized gain (loss)                     3.63     (3.56)        (.83)
                                                          -------------------------------
Total from investment operations                            3.74     (3.36)        (.61)
-----------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.10)     (.31)        (.18)
Distributions from net realized gain                          --      (.44)          --
                                                          -------------------------------
Total dividends and/or distributions to shareholders        (.10)     (.75)        (.18)
-----------------------------------------------------------------------------------------
Net asset value, end of period                            $15.58    $11.94       $16.05
                                                          ===============================

-----------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                         31.50%   (21.99)%      (3.71)%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $142,866   $85,744      $19,649
-----------------------------------------------------------------------------------------
Average net assets (in thousands)                       $112,416   $70,477      $ 4,977
-----------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       1.23%     1.07%        2.75%
Total expenses                                              1.74%     1.67%        1.58%
Expenses after expense reimbursement or fee waiver
and reduction to custodian expenses                         1.70%      N/A 4,5      N/A 4
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                       92%      108%          88%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

                   23 | OPPENHEIMER QUEST BALANCED VALUE FUND
FINANCIAL HIGHLIGHTS  Continued
----------------------------------------------------------------------

Class  Y      Year Ended October 31,                        2003         2002           2001     2000 1
----------------------------------------------------------------------------------------------------------
Per Share Operating Data
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $11.96       $16.05         $16.67     $15.65
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .20          .25            .74        .15
Net realized and unrealized gain (loss)                     3.64        (3.52)          (.40)       .99
                                                          ------------------------------------------------
Total from investment operations                            3.84        (3.27)           .34       1.14
----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.18)        (.38)          (.66)      (.12)
Distributions from net realized gain                          --         (.44)          (.30)        --
                                                          ------------------------------------------------
Total dividends and/or distributions to shareholders        (.18)        (.82)          (.96)      (.12)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $15.62       $11.96         $16.05     $16.67
                                                          ================================================

----------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                         32.40%      (21.48)%         2.14%      7.32%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $182,409     $118,068       $134,654       $144
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $145,793     $137,322       $ 77,394       $ 32
----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       1.89%        1.75%          2.97%      2.46%
Total expenses                                              1.05% 4      0.96% 4,5      1.00% 4    0.98% 4
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       92%         108%            88%       105%

1. For the period from May 1, 2000 (inception of offering) to October 31, 2000.

2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

INFORMATION AND SERVICES

For More Information on Oppenheimer Quest Balanced Value FundSM
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:

                              1.800.CALL OPP (225.5677)

------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can send us a request by e-mail or read or
                              download documents on the OppenheimerFunds
                              website: www.oppenheimerfunds.com
                                       ------------------------
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                          The Fund's  shares  are  distributed
by:
The Fund's SEC File No. 811-5225

PR0257.001.1203
Printed on recycled paper                  [logo] OppenheimerFunds
Distributor, Inc.

                          Appendix to Prospectus of
                        Oppenheimer Quest Balanced Value Fund

      Graphic material included in the Prospectus of Oppenheimer Quest
Balanced Value Fund (the "Fund") under the heading: "Annual Total Return
(Class A) (% as of 12/31 each year)":

      A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the last 10 calendar years, without deducting sales charges or taxes. Set forth below are the relevant data points that will appear in the bar chart:

Year Ended                               Annual Total Return
----------                               -------------------
12/31/93                                  11.77%
12/31/94                                  1.13%
12/31/95                                  28.41%
12/31/96                                  17.95%
12/31/97                                  31.01%
12/31/98                                  28.18%
12/31/99                                  11.23%
12/31/00                                  7.94%
12/31/01                                  3.20%
12/31/02                                  -19.92%

Oppenheimer
Quest Opportunity Value FundSM
(A series of Oppenheimer Quest for Value Funds)

6803 S. Tucson Way, Centennial, CO 80112

1.800.225.5677

Statement of Additional Information dated December 23, 2003

      This Statement of Additional Information is not a Prospectus.  This
document contains additional information about the Fund and supplements information in the Prospectus dated December 23, 2003.  It should be read together with the Prospectus, which may be obtained by writing to the Fund's
Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents
                                                                      Page
About the Fund

About Your Account

Financial Information About the Fund

ABOUT The FUnd

Additional Information About the Fund's Investment Policies and Risks

      The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of
Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager,
OppenheimerFunds, Inc., (the "Manager") and sub-advisor, OpCap Advisors (the
"Sub-Advisor"), can select for the Fund.  Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Sub-Advisor, OpCap Advisors, may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

      In selecting securities for the Fund's portfolio, the Sub-Advisor evaluates the merits of particular securities primarily through the exercise of its own investment analysis. In the case of corporate issuers, that process may include, among other things, evaluation of the issuer's historical operations, prospects for the industry of which the issuer is part, the issuer's financial condition, its pending product developments and business (and those of competitors), the effect of general market and economic conditions on the issuer's business, and legislative proposals that might affect the issuer.  In the case of foreign securities, when evaluating the securities of issuers in a particular country, the Sub-Advisor may also consider the conditions of a particular country's economy in relation to the
U.S. economy or other foreign economies, general political conditions in a country or region, the effect of taxes, the efficiencies and costs of particular markets and other factors.

     Investments in Equity Securities. The Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore the Fund can invest in securities of small-, mid- and large-capitalization issuers. At times, the Fund may increase the relative emphasis of its equity investments in securities of one or more capitalization ranges, based upon the Sub-Advisor's judgment of where the best market opportunities are to seek the Fund's objective. At times, the market may favor or disfavor securities of issuers of a particular capitalization range, and securities of small-capitalization issuers may be subject to greater price volatility in general than securities of larger companies. Therefore, if the Fund has substantial investments in smaller-capitalization companies at times of market volatility, the Fund's share price could fluctuate more than that of funds focusing on larger-capitalization issuers.

         Value Investing. In selecting equity investments for the Fund's portfolio, the portfolio manager currently uses a value investing style. In using a value approach, the portfolio manager seeks stock and other equity securities that appear to be temporarily undervalued, by various measures, such as price/earnings ratios. This approach is subject to change and may not necessarily be used in all cases. Value investing seeks stocks having prices that are low in relation to their real worth or future prospects, in the hope that the Fund will realize appreciation in the value of its holdings when other investors realize the intrinsic value of the stock.

      Using value investing requires research as to the issuer's underlying financial condition and prospects. While there are a variety of measures that can be used to identify these securities, the portfolio manager looks primarily at the issuer's price/earnings ratio, which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio lower than its historical range, or the market as a whole or that of similar companies, may offer attractive investment opportunities.

         Preferred Stocks. Preferred stocks are equity securities but have certain attributes of debt securities. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before the issuer can pay dividends on common shares.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest prior to maturity rates decline. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

      Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital as debt securities and may not offer the same degree of assurance of continued income as debt securities. The rights of preferred stock on distribution of a corporation's assets in the event of its liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of its liquidation.

o     Rights and Warrants. The Fund can invest up to 5% of its total assets in warrants but no more than 2% of its total assets may be invested in warrants that are not listed on The New York Stock Exchange or The American
Stock Exchange. Those percentage limitations are fundamental policies.
Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not necessarily move parallel to the prices of the underlying securities.  Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders.  Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

o     Convertible Securities.  Convertible securities are debt securities that are convertible into an issuer's common stock. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.
      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security: it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security. Convertible securities are subject to credit risks and interest rate risk as discussed below under "Investments in Debt Securities."

      While some convertible securities are a form of debt security in many cases, their conversion feature (allowing conversion into equity securities)
causes them to be regarded by the Manager more as "equity equivalents."  In those cases, the credit rating assigned to the security has less impact on the Manager's investment decision than in the case of non-convertible fixed-income securities. To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors:

(1)   whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)   whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
         (considering the effect of conversion of the convertible
         securities), and
(3)   the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any
         appreciation in the price of the issuer's common stock.

      Investments in Debt Securities. The Fund can invest in a variety of domestic and foreign debt securities, including mortgage-backed securities, investment-grade corporate debt securities and U.S. government securities.
It might do so to seek its objective if and at times when the portfolio manager believes that debt securities are preferable to equity investments.
The Fund can invest in those debt securities and other high-quality short-term debt securities including money market instruments for liquidity or defensive purposes.  Because the Fund currently emphasizes investments in equity securities, such as stocks, it is not anticipated that under normal market conditions more than 50% of the Fund's assets will be invested in debt securities.  Foreign debt securities are subject to the risks of foreign investing described below.  In general, domestic and foreign debt securities are also subject to two additional types of risks: credit risk and interest rate risk.

         Credit Risk.  Credit risk relates to the ability of the issuer to meet interest or principal payment obligations as they become due. In making investments in debt securities, the Sub-Advisor may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's creditworthiness. Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors Service, Inc. ("Moody's"), at least
"BBB" by Standard & Poor's Rating Service ("Standard & Poor's") or Fitch Inc.
("Fitch"), or that have comparable ratings by another nationally recognized rating organization. If  securities the Fund buys  are unrated, to be considered part of the Fund's holdings of investment-grade securities, they must be judged by the Sub-Advisor to be of comparable quality to bonds rated as investment grade by a rating organization.  The debt security ratings definitions of the Moody's, Standard &Poor's and Fitch are included in
Appendix A of this Statement of Additional Information.

         Interest Rate Risk. Interest rate risk refers to the fluctuations in value of debt securities resulting from the inverse relationship between price and yield.  For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

      Fluctuations in the market value of fixed-income securities after the
Fund buys them will not affect the interest income payable on those securities (unless the security pays interest at a variable rate pegged to interest rate changes).  However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

         Mortgage-Related Securities.  Mortgage-related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations
 ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs")
 and other real estate-related securities.

      Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks, as described in the Prospectus.

      As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. The Fund can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

      In periods of declining interest rates, mortgages are more likely to be prepaid. Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. Therefore, it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. Therefore, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated maturities.

      Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. In turn, this can affect the value of the Fund's shares. If a mortgage-related security has been purchased at a premium, all or part of the premium the Fund paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Fund may fail to recoup its initial investment on the security.

      If interest rates rise rapidly, prepayments may occur at a slower rate than expected and the expected maturity of long-term or medium-term securities could lengthen as a result.  Generally, that would cause their value and the prices of the Fund's share to fluctuate more widely in response to changes in interest rates.

      As with other debt securities, the values of mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them.
Their values may also be affected by changes in government regulations and tax policies.

         Collateralized Mortgage Obligations. CMOs are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates.
 They may be collateralized by:
(1)   pass-through certificates issued or guaranteed by Ginnie Mae, Fannie
               Mae, or Freddie Mac,
(2)   unsecuritized mortgage loans insured by the Federal Housing
               Administration or guaranteed by the Department of Veterans'
               Affairs,
(3)   unsecuritized conventional mortgages,
(4)   other mortgage-related securities, or
(5)   any combination of these.

      Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index.
These are floating rate CMOs, and typically have a cap on the coupon rate.
Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

      U.S. Government Securities.  These are securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered entities referred to as "instrumentalities." The obligations of U.S.
government agencies or instrumentalities in which the Fund can invest may or may not be guaranteed or supported by the "full faith and credit" of the
United States.  "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.  The Fund will invest in securities of U.S. government agencies and instrumentalities only if the
Sub-Advisor is satisfied that the credit risk with respect to the agency or instrumentality is minimal.

         U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of from one to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. They also can include U.
 S. Treasury securities that have been "stripped" by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury
 Inflation-Protection Securities ("TIPS").

         Treasury Inflation-Protection Securities. The Fund can buy these
 U.S. Treasury securities, called "TIPS," that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

         Obligations Issued or Guaranteed by U.S. Government Agencies or
 Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government.
 Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as
 Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal
 Home Loan Mortgage Corporation obligations ("Freddie Macs").

            U.S. Government Mortgage-Related Securities. The Fund can invest in a variety of mortgage-related securities that are issued by U.S.
 government agencies or instrumentalities, some of which are described below.

            GNMA Certificates.  The government National Mortgage Association
 ("GNMA") is a wholly-owned corporate instrumentality of the United States within the U.S. Department of Housing and Urban Development.  GNMA's
 principal programs involve its guarantees of privately-issued securities backed by pools of mortgages.  Ginnie Maes are debt securities representing an interest in one or a pool of mortgages that are insured by the Federal
 Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration.

      The Ginnie Maes in which the Fund can invest are of the "fully modified pass-through" type. They provide that the registered holders of the
Certificates will receive timely monthly payments of the pro-rata share of the scheduled principal payments on the underlying mortgages, whether or not those amounts are collected by the issuers.  Amounts paid include, on a pro-rata basis, any prepayment of principal of such mortgages and interest
(net of servicing and other charges) on the aggregate unpaid principal balance of the Ginnie Mae, whether or not the interest on the underlying mortgages has been collected by the issuers.

      The Ginnie Maes purchased by the Fund are guaranteed as to timely payment of principal and interest by GNMA. In giving that guaranty, GNMA expects that payments received by the issuers of Ginnie Maes on account of the mortgages backing the Ginnie Maes will be sufficient to make the required payments of principal of and interest on those Ginnie Maes. However, if those payments are insufficient, the guaranty agreements between the issuers of the
Certificates and GNMA require the issuers to make advances sufficient for the payments.  If the issuers fail to make those payments, GNMA will do so.

      Under Federal law, the full faith and credit of the United States is pledged to the payment of all amounts that may be required to be paid under any guaranty issued by GNMA as to such mortgage pools.  An opinion of an
Assistant Attorney General of the United States, dated December 9, 1969, states that such guaranties "constitute general obligations of the United
States backed by its full faith and credit."  GNMA is empowered to borrow from the United States Treasury to the extent necessary to make any payments of principal and interest required under those guaranties.

      Ginnie Maes  are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages. Except to the extent of payments received by the issuers on account of such mortgages,
Ginnie Maes do not constitute a liability of those issuer, nor do they evidence any recourse against those issuers. Recourse is solely against
GNMA.  Holders of Ginnie Maes (such as the Fund) have no security interest in or lien on the underlying mortgages.

      Monthly payments of principal will be made, and additional prepayments of principal may be made, to the Fund with respect to the mortgages underlying the Ginnie Maes  held by the Fund. All of the mortgages in the pools relating to the Ginnie Maes  in the Fund are subject to prepayment without any significant premium or penalty, at the option of the mortgagors.
While the mortgages on 1-to-4-family dwellings underlying certain Ginnie
Maes  have a stated maturity of up to 30 years, it has been the experience of the mortgage industry that the average life of comparable mortgages, as a result of prepayments, refinancing and payments from foreclosures, is considerably less.

            Federal Home Loan Mortgage Corporation Certificates.  FHLMC, a
 corporate instrumentality of the United States, issues FHLMC Certificates representing interests in mortgage loans.  FHLMC guarantees to each registered holder of a FHLMC Certificate timely payment of the amounts representing a holder's proportionate share in:
(i)   interest payments less servicing and guarantee fees,
(ii)  principal prepayments and
(iii) the ultimate collection of amounts representing the holder's proportionate interest in principal payments on the
                  mortgage loans in the pool represented by the FHLMC
                  Certificate, in each case whether or not such amounts are
                  actually received.

      The obligations of FHLMC under its guarantees are obligations solely of
FHLMC and are not backed by the full faith and credit of the United States.

            Federal National Mortgage Association (Fannie Mae) Certificates.
 Fannie Mae, a federally-chartered and privately-owned corporation, issues
 Fannie Mae Certificates which are backed by a pool of mortgage loans.
 Fannie Mae guarantees to each registered holder of a Fannie Mae Certificate that the holder will receive amounts representing the holder's proportionate interest in scheduled principal and interest payments, and any principal prepayments, on the mortgage loans in the pool represented by such certificate, less servicing and guarantee fees, and the holder's proportionate interest in the full principal amount of any foreclosed or other liquidated mortgage loan. In each case the guarantee applies whether or not those amounts are actually received.  The obligations of Fannie Mae under its guarantees are obligations solely of Fannie Mae and are not backed by the full faith and credit of the U.S. or any of its agencies or instrumentalities other than Fannie Mae.

      Money Market Instruments. The following is a brief description of the types of money market securities the Fund can invest in.  Those money market securities are high-quality, short-term debt instruments that are issued by the U.S. government, corporations, banks or other entities.  They may have fixed, variable or floating interest rates.

         U.S. Government Securities.  These include obligations issued or guaranteed by the U.S. government or any of its agencies or
instrumentalities, as described above.

o     Bank Obligations.  The Fund can buy time deposits, certificates of deposit and bankers' acceptances.  Time deposits, other than overnight deposits, may be subject to withdrawal penalties, and if so, they are deemed to be "illiquid" investments.

      The Fund can purchase bank obligations that are fully insured by the
Federal Deposit Insurance Corporation. The FDIC insures the deposits of member banks up to $100,000 per account. Insured bank obligations may have a limited market and a particular investment of this type may be deemed
"illiquid" unless the Board of Trustees of the Fund determines that a readily-available market exists for that particular obligation, or unless the obligation is payable at principal amount plus accrued interest on demand or within seven days after demand.

o     Commercial Paper.  The Fund can invest in commercial paper if it is rated within the top two rating categories of Standard & Poor's and Moody's.
 If the paper is not rated, it may be purchased if issued by a company having a credit rating of at least "AA" by Standard & Poor's or "Aa" by Moody's.

      The Fund can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.

         Variable Amount Master Demand Notes.  Master demand notes are corporate obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest under direct arrangements between the
 Fund, as lender, and the borrower.  They permit daily changes in the amounts borrowed.  The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may prepay up to the full amount of the note without penalty.  These notes may or may not be backed by bank letters of credit.

      Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time.  Accordingly, the Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand.

      The Fund has no limitations on the type of issuer from whom these notes will be purchased. However, in connection with such purchases and on an ongoing basis, the Sub-Advisor will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously.  Investments in master demand notes are subject to the limitation on investments by the Fund in illiquid securities, described in the Prospectus. The Fund does not intend that its investments in variable amount master demand notes will exceed 5% of its total assets.

      Portfolio Turnover.  "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year.  For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100% annually. The Fund's portfolio turnover rate will fluctuate from year to year, but the Fund expects to have a portfolio turnover rate less than 100% or more annually.

      Increased portfolio turnover creates higher brokerage and transaction costs for the Fund. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the
Internal Revenue Code.

Other Investment Techniques and Strategies. In seeking its objective, the
Fund may from time to time use the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use them.

|X|   Foreign Securities. The Fund can purchase equity and debt securities issued by foreign companies or foreign governments or their agencies.
"Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments and their agencies and instrumentalities.
Those securities may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities" for the purpose of the Fund's investment allocations. That is because they are subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Because the Fund  can purchase securities denominated in foreign currencies, a change in the value of a foreign currency against the U.S.
dollar could result in a change in the amount of income the Fund has available for distribution.  Because a portion of the Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations.  After the
Fund has distributed income, subsequent foreign currency losses may result in the Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.
         Foreign Debt Obligations. The debt obligations of foreign
 governments and their agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government. The Fund can buy securities issued by certain "supra-national" entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for
 Reconstruction and Development (commonly called the "World Bank"), the Asian
 Development Bank and the Inter-American Development Bank.

      The governmental members of these supra-national entities are
"stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

         Risks of Foreign Investing.  Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to
               domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
               U.S.;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or
               adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

               Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in
 Europe, Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The Sub-Advisor will consider these factors when evaluating securities in these markets, because the selection of those securities must be consistent with the Fund's goal of growth of capital.

Passive Foreign Investment Companies.  Some securities of corporations domiciled outside the U.S. which the Fund may purchase, may be considered passive foreign investment companies ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth companies or "start-up" companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by IRCss.954.

      Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that the
Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the Fund makes every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for the purposes of the Fund's minimum percentage requirements or limitations of investing in foreign securities.

      Subject to the limits under the Investment Company Act of 1940 (the
"Investment Company Act") and under its own non-fundamental policies, the
Fund may also invest in foreign mutual funds which are also deemed PFICs
(since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFICs may allow exposure to varying countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.

      In addition to bearing their proportionate share of a fund's expenses
(management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under "Investment in Other
Investment Companies.

|X|   Investing in Small, Unseasoned Companies. The Fund can invest in securities of small, unseasoned companies.  These are companies that have been in operation for less than three years, including the operations of any predecessors.  Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Fund's ability to dispose of them and can reduce the price the
Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might otherwise be obtained.

|X|   "When-Issued" and "Delayed-Delivery" Transactions.  The Fund can invest in securities on a "when-issued" basis and can purchase or sell securities on a "delayed-delivery" or "forward commitment" basis.  When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date.  The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Sub-Advisor before settlement will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund from the investment.  No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade.

      The Fund can engage in when-issued transactions to secure what the
Sub-Advisor considers to be an advantageous price and yield at the time of entering into the obligation. When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Sub-Advisor considers to be advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Fund's net asset value.  In a sale transaction, it records the proceeds to be received. The Fund will identify on its books liquid assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment. The Fund will not enter into when-issued commitments if more than 15% of the Fund's net assets would be committed under these transactions.

      When-issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

      Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include
U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act, are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Sub-Advisor will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an exemptive order issued by the Securities and Exchange
Commission ("SEC"), the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

         Reverse Repurchase Agreements. The Fund can use reverse repurchase agreements on debt obligations it owns. Under a reverse repurchase agreement, the Fund sells an underlying debt obligation and simultaneously agrees to repurchase the same security at an agreed-upon price at an agreed-upon date.
The Fund will identify on its books liquid assets in an amount sufficient to cover its obligations under reverse repurchase agreements, including interest, until payment is made to the seller.

      These transactions involve the risk that the market value of the securities sold by the Fund under a reverse repurchase agreement could decline below the price at which the Fund is obligated to repurchase them.
These agreements are considered borrowings by the Fund and will be subject to the asset coverage requirement under the Fund's policy on borrowing discussed below.

|X|   Illiquid and Restricted Securities.  To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of
1933, the Fund may have to cause those securities to be registered.  The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of
1933, if those securities have been determined to be liquid by the Manager and the Sub-Advisor under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

Loans of Portfolio Securities.  The Fund may lend its portfolio securities pursuant to the Securities Lending Agreement  (the "Securities Lending
Agreement") with JP Morgan Chase, subject to the restrictions stated in the
Prospectus. The Fund will lend such portfolio securities to attempt to increase the Fund's income. Under the Securities Lending Agreement and applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. government  (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay to JP
Morgan Chase, as agent, amounts demanded by the Fund if the demand meets the terms of the letter.  Such terms of the letter of credit and the issuing bank must be satisfactory to JP Morgan Chase and the Fund.  The Fund will receive, pursuant to the Securities Lending Agreement, 80% of all annual net income
(i.e., net of rebates to the Borrower) from securities lending transactions.
JP Morgan Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for expenses relating to securities lending. The Fund will be responsible, however, for risks associated with the investment of cash collateral, including the risk that the issuer of the security in which the cash collateral has been invested defaults.  The Securities Lending Agreement may be terminated by either JP Morgan Chase or the Fund on 30 days' written notice. The terms of the Fund's loans must also meet applicable tests under the Internal
Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

|X|   Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments.  For example, the Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the
Exchange-Traded Fund's portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

      Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.
The Fund does not intend to invest in other investment companies unless the
Sub-Advisor believes that the potential benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.  The Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

|X|   Temporary Defensive and Interim Investments.  When market, economic or political conditions are unstable, or the Sub-Advisor believes it is otherwise appropriate to reduce holdings in stocks, the Fund can invest in a variety of debt securities for defensive purposes and the types of money market instruments described above. The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of
Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund's temporary defensive investments can include the following short-term (maturing in one year or less)
dollar-denominated debt obligations:
o     obligations issued or guaranteed by the U. S. government or its instrumentalities or agencies,
o     commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the top two rating categories of a nationally-recognized rating organization,
o     short-term debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody's or at least BBB by Standard &
         Poor's, or a comparable rating by another rating organization), or unrated securities judged by the Sub-Advisor to have a comparable quality to rated securities in those categories,
o     certificates of deposit and bankers' acceptances of domestic and foreign banks  having total assets in excess of $1 billion, and
o     repurchase agreements.

      Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Other Investment Restrictions

|X|   What Are "Fundamental Policies"? Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such. The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval.
However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's principal investment policies are described in the Prospectus.

|X|   Does the Fund Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Fund.

o     The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer. This limitation applies to 75% of the Fund's total assets.

o     The Fund cannot purchase more than 10% of any class of security of any issuer. All outstanding debt securities and all preferred stock of an issuer is considered as one class. This restriction does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities.

o     The Fund cannot concentrate its investments. That means it cannot invest 25% or more of its total assets in any industry. However, there is no limitation on investments in U.S. government securities.  Moreover, if deemed appropriate for seeking its investment objective, the Fund may invest less than 25% of its total assets (valued at the time of investment) in any one industry classification used by the Fund for investment purposes. Under this restriction, a foreign government is considered an "industry."

o     The Fund cannot borrow money in excess of one third of the value of its total assets. The Fund can borrow only from banks and only as a temporary measure for extraordinary or emergency purposes. The Fund will make no additional investments while borrowings exceed 5% of the Fund's total assets.
The Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act of 1940.

o     The Fund cannot make loans to any person or individual. However, portfolio securities may be loaned by the Fund within the limits set forth in the Prospectus and Statement of Additional Information.

o

         The Fund cannot invest in real estate or real estate limited partnerships (direct participation programs). However, the Fund can purchase securities of issuers that engage in real estate operations and securities that are secured by real estate or interests in real estate.

o     The Fund cannot invest for the purpose of exercising control or management of another company.

o     The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities
Act of 1933 when reselling any securities held in its own portfolio.

         The Fund cannot invest in or hold securities of any issuer if officers and Trustees of the Fund or officers and directors of its Manager or
Sub-Advisor individually beneficially own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

         The Fund cannot invest in physical commodities or physical commodity contracts. However, the Fund may buy and sell hedging instruments to the extent specified in its Prospectus and Statement of Additional Information
from time to time. The Fund can also buy and sell options, futures, and securities or other instruments backed by physical commodities or whose investment return is linked to changes in the price of physical commodities.

         The Fund cannot purchase warrants that would cause more than 5% of the Fund's total assets to be invested in warrants, or more than 2% of its total assets to be invested in warrants that are not listed on The New York
Stock Exchange or The American Stock Exchange.

         The Fund cannot pledge its assets, or assign or otherwise encumber its assets in an amount in excess of 10% of the value of its net assets. It can pledge, assign or encumber its assets only to secure borrowings that comply with the limits set forth in the Fund's Prospectus and Statement of
Additional Information.

         The Fund cannot issue senior securities (as defined in the
Investment Company Act of 1940). However, the Fund can enter into repurchase agreements, borrow money in accordance with the restrictions set forth in its other fundamental policies and lend its portfolio securities.

      Does the Fund Have Any Restrictions That Are Not Fundamental? The Fund
has a number of other investment restrictions that are not fundamental policies, which means that they can be changed by the Board of Trustees without shareholder approval.

o     The Fund cannot invest in interests in oil, gas or other mineral exploration or development programs or leases.

o     The Fund cannot make short sales or purchase securities on margin.
However, the Fund can make short-term borrowings when necessary for the clearance of purchases of portfolio securities. Collateral arrangements in connection with futures and options transactions are not deemed to be margin transactions under this restriction.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information.  This is not a fundamental policy.

How the Fund is Managed

Organization and History.  The Fund is an open-end, diversified management investment company. The Fund is one of three series of Oppenheimer Quest For
Value Funds (the "Trust"), an open-end management investment company organized as a Massachusetts business trust in April 1987.

|X|   Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares.  The Trustees may reclassify unissued shares of the Fund into additional series or classes of shares.  The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has five classes of shares: Class A, Class B, Class
C, Class N and Class Y. All classes invest in the same investment portfolio.
Only retirement plans may purchase Class N shares. Only certain institutional investors may elect to purchase Class Y shares. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have  separate  voting  rights on matters in which  interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and each share of each class has one vote at shareholder meetings,  with fractional shares voting proportionally on matters  submitted  to the  vote  of  shareholders.  Each  share  of the  Fund represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

Meetings of Shareholders.  As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may do so from time to time on important matters or when required to do so by the Investment Company Act or other applicable law.
Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder and Trustee Liability.  The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner"
under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager and Sub-Advisor.

      The Board of Trustees has an Audit Committee which is comprised solely of Independent Trustees.  The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor.
The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditors concerning the Fund's internal accounting procedures and controls, and reviews reports of the Manager's internal auditor among other duties as set forth in the Committee's charter.  The members of the Audit Committee are
Paul Clinton (Chairman), Thomas Courtney, Robert Galli, Lacy Herrmann and
Brian Wruble.  The Audit Committee met four times during the Fund's fiscal year ended October 31, 2003.

Trustees and Officers of the Fund. Each of the Trustees is an "Independent
Trustee" under the Investment Company Act. The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the
Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees. All of the Trustees are also trustees or directors of the following Oppenheimer funds (referred to as "Board III
Funds"):

Oppenheimer  Quest  For  Value  Funds,  a
series  fund having the  following  three
series:
  Oppenheimer Small Cap Value Fund,       Oppenheimer Quest Global Value Fund,
                                          Inc.
  Oppenheimer  Quest  Balanced Value Fund Oppenheimer Quest Capital Value Fund,
  and                                     Inc.
  Oppenheimer   Quest  Opportunity  Value Oppenheimer Quest Value Fund, Inc.
  Fund
Rochester   Portfolio  Series,  a  series Bond Fund Series,  a series fund having
fund having one                           one

   series:    Limited-Term    New    York    series:    Oppenheimer   Convertible
Municipal Fund                            Securities Fund
Rochester Fund Municipals                 Oppenheimer MidCap Fund

      In addition to being a trustee or director of the Board III Funds, Mr.
Galli is also a director or trustee of 25 other portfolios in the
OppenheimerFunds complex. Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other
Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the economies of sales efforts realized by the Distributor.

      Messrs. Murphy, Molleur, Vottiero, Wixted and Zack and Mses. Bechtolt,
Feld and Ives, who are officers of the Fund, respectively hold the same offices of one or more of the other Board III Funds as with the Fund. As of
November 24, 2003, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund.
The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each Independent Trustee, and his or her family members, do not own securities of either the Manager, Distributor or
Sub-Advisor of the Board III Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager,
Distributor or Sub-Advisor.

      The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                   Years;                                     Range of   Any of the
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Oppenheimer
with Fund,         Trustee;                                   BeneficiallFunds
Length of Service, Number of Portfolios in Fund Complex       Owned in   Overseen
Age                Currently Overseen by Trustee              the Fund   by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Thomas W.          Principal  of  Courtney  Associates,  Inc. $0         $10,001-$50,000
Courtney,          (venture  capital  firm);  former  General
Chairman of the    Partner of Trivest  Venture Fund  (private
Board of Trustees, venture  capital fund);  former  President
Trustee since 1987 of   Investment    Counseling    Federated
Age: 70            Investors,  Inc.; Trustee of the following
                   open-end   investment   companies:    Cash
                   Assets  Trust,  Pimco  Advisors  VIT,  Tax
                   Free Trust of Arizona  and 4 funds for the
                   Hawaiian  Tax  Free  Trust.   Oversees  10
                   portfolios    in   the    OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Paul Y. Clinton,   Principal     of    Clinton     Management $10,001-$50Over
Trustee, since     Associates,   a   financial   and  venture            $100,000
1987               capital  consulting  firm;  Trustee of the
Age: 72            following open-end  investment  companies:
                   Trustee of Capital Cash Management  Trust,
                   Prime Cash Fund,  Pimco  Advisors  VIT and
                   Narragansett   Insured   Tax-Free   Income
                   Fund.   Oversees  10   portfolios  in  the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Galli,   A   trustee   or    director    of   other $0         Over

Trustee since 1998 Oppenheimer funds.  Oversees 35 portfolios            $100,000
Age: 70            in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lacy B. Herrmann,  Chairman  and Chief  Executive  Officer of $0         $10,001-$50,000
Trustee since 1987 Aquila   Management    Corporation,    the
Age: 74            sponsoring   organization   and   manager,
                   administrator  and/or  sub-adviser  to the
                   following open-end  investment  companies,
                   and  Chairman of the Board of Trustees and
                   President   of   each:    Churchill   Cash
                   Reserves  Trust,   Aquila-Cascadia  Equity
                   Fund, Cash Assets Trust,  Prime Cash Fund,
                   Narragansett   Insured   Tax-Free   Income
                   Fund,  Tax-Free  Fund For Utah,  Churchill
                   Tax-Free  Fund of Kentucky,  Tax-Free Fund
                   of  Colorado,  Tax-Free  Trust of  Oregon,
                   Tax-Free   Trust  of   Arizona,   Hawaiian
                   Tax-Free Trust,  and Aquila Rocky Mountain
                   Equity Fund and Pimco  Advisors  VIT; Vice
                   President,    Director,   Secretary,   and
                   formerly      Treasurer      of     Aquila
                   Distributors,  Inc.,  distributor  of  the
                   above  funds;  President  and  Chairman of
                   the  Board of  Trustees  of  Capital  Cash
                   Management Trust ("CCMT"),  and an Officer
                   and  Trustee/Director of its predecessors;
                   President and Director of STCM  Management
                   Company,  Inc.,  sponsor  and  adviser  to
                   CCMT;  Chairman,  President and a Director
                   of InCap Management Corporation,  formerly
                   sub-adviser  and  administrator  of  Prime
                   Cash Fund and Short Term  Asset  Reserves;
                   Trustee  Emeritus  of  Brown   University.
                   Oversees    10     portfolios    in    the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Wruble,      Special  Limited  Partner  (since  January $1-$10,000 Over
Trustee since 2001 1999) of Odyssey Investment Partners,  LLC            $100,000
Age: 60            (private   equity   investment);   General
                   Partner (since  September 1996) of Odyssey
                   Partners,     L.P.    (hedge    fund    in
                   distribution   since  1/1/97);   Board  of
                   Governing  Trustees (since August 1990) of
                   The   Jackson   Laboratory   (non-profit);
                   Trustee  (since May 1992) of Institute for
                   Advanced  Study  (educational  institute);
                   formerly  Trustee  (May  2000 -  2002)  of
                   Research  Foundation  of AIMR  (investment
                   research,  non-profit);  Governor,  Jerome
                   Levy  Economics  Institute of Bard College
                   (economics        research)        (August
                   1990-September  2001);  Director  of Ray &
                   Berendtson,  Inc.  (executive search firm)
                   (May   2000-April   2002).   Oversees   10
                   portfolios    in   the    OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: for
Messrs. Molleur, Murphy and Zack and Ms. Feld, Two World Financial Center,
225 Liberty Street, 11th Floor, New York, New York 10281-1008, for Messrs.
Vottiero and Wixted and Mses. Bechtolt and Ives, 6803 S. Tucson Way,
Centennial, CO 80112-3924.  Each Officer serves for an annual term or until his or her earlier resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,         Chairman,  Chief Executive  Officer and director (since June
President since 2001    2001) and President  (since  September 2000) of the Manager;
Age: 54                 President  and a director  or  trustee of other  Oppenheimer funds;  President  and  a  director  (since  July  2001)  of
                        Oppenheimer  Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer  Partnership  Holdings,  Inc. (a holding  company  subsidiary  of the  Manager);  a  director
                        (since November 2001) of OppenheimerFunds  Distributor, Inc.
                        (a  subsidiary  of the  Manager);  Chairman  and a  director
                        (since  July  2001) of  Shareholder  Services,  Inc.  and of
                        Shareholder   Financial   Services,   Inc.  (transfer  agent
                        subsidiaries  of  the  Manager);  President  and a  director
                        (since  July  2001) of  OppenheimerFunds  Legacy  Program (a charitable  trust program  established  by the  Manager);  a director  of the  investment  advisory  subsidiaries  of the
                        Manager:  OFI  Institutional  Asset  Management,   Inc.  and
                        Centennial  Asset  Management  Corporation  (since  November
                        2001),  HarbourView  Asset  Management  Corporation  and OFI
                        Private  Investments,  Inc.  (since  July  2001);  President
                        (since  November  1, 2001) and a director  (since July 2001)
                        of  Oppenheimer  Real  Asset  Management,  Inc.;  a director
                        (since  November  2001)  of  Trinity  Investment  Management
                        Corp.  and  Tremont  Advisers,   Inc.  (Investment  advisory
                        affiliates of the Manager);  Executive Vice President (since
                        February  1997)  of  Massachusetts   Mutual  Life  Insurance
                        Company (the Manager's  parent  company);  a director (since
                        June  1995)  of  DLB  Acquisition   Corporation  (a  holding
                        company  that owns the shares of David L.  Babson & Company,
                        Inc.);   formerly,   Chief  Operating   Officer   (September
                        2000-June  2001)  of  the  Manager;  President  and  trustee
                        (November  1999-November 2001) of MML Series Investment Fund
                        and  MassMutual  Institutional  Funds  (open-end  investment companies);  a director (September 1999-August 2000) of C.M.
                        Life Insurance Company;  President,  Chief Executive Officer
                        and director  (September  1999-August 2000) of MML Bay State
                        Life Insurance  Company; a director (June 1989-June 1998) of
                        Emerald   Isle   Bancorp  and   Hibernia   Savings  Bank  (a
                        wholly-owned  subsidiary of Emerald Isle Bancorp).  Oversees
                        72  portfolios  as  Trustee/Officer  and  10  portfolios  as
                        Officer in the OppenheimerFunds complex.

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Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer, Principal    the Manager;  Treasurer  (since  March 1999) of  HarbourView
Financial and           Asset Management  Corporation,  Shareholder Services,  Inc.,
Accounting Officer      Oppenheimer Real Asset Management  Corporation,  Shareholder
since 1999              Financial Services,  Inc., Oppenheimer Partnership Holdings,
Age: 44                 Inc.,  OFI Private  Investments,  Inc.  (since  March 2000),
                        OppenheimerFunds  International  Ltd.  and  OppenheimerFunds
                        plc   (since   May   2000)  and  OFI   Institutional   Asset
                        Management,   Inc.  (since  November  2000)  (offshore  fund
                        management  subsidiaries  of  the  Manager);  Treasurer  and
                        Chief  Financial  Officer  (since  May 2000) of  Oppenheimer
                        Trust Company (a trust  company  subsidiary of the Manager);
                        Assistant   Treasurer  (since  March  1999)  of  Oppenheimer
                        Acquisition  Corp.  and   OppenheimerFunds   Legacy  Program
                        (since April 2000);  formerly  Principal and Chief Operating
                        Officer    (March    1995-March    1999),    Bankers   Trust
                        Company-Mutual  Fund Services Division.  An officer of 82 in the OppenheimerFunds complex.

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Philip Vottiero,        Assistant Vice President of the Manager (since September
Assistant Treasurer     1998); formerly Manager/Fund Accounting (September
since 2002              1994-September 1998) of the Manager. An officer of 82 in
Age: 40                 the OppenheimerFunds complex.

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Connie Bechtolt,        Vice  President/Fund  Accounting of the Manager (since March
Assistant Treasurer     2002); formerly Vice  President/Corporate  Accounting of the
since 2002              Manager (July  1999-March  2002) prior to which he was Chief
Age: 40                 Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999). An officer of 82 in the OppenheimerFunds complex.

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Robert G. Zack,         Senior Vice President  (since May 1985) and General  Counsel
Secretary since 2001    (since February 2002) of the Manager;  General Counsel and a
Age: 55                 director   (since   November   2001)   of   OppenheimerFunds
                        Distributor,   Inc.;   Senior  Vice  President  and  General
                        Counsel  (since   November   2001)  of   HarbourView   Asset
                        Management  Corporation;   Vice  President  and  a  director
                        (since November 2000) of Oppenheimer  Partnership  Holdings,
                        Inc.; Senior Vice President,  General Counsel and a director
                        (since  November  2001)  of  Shareholder   Services,   Inc.,
                        Shareholder   Financial   Services,    Inc.,   OFI   Private
                        Investments,   Inc.,   Oppenheimer  Trust  Company  and  OFI
                        Institutional   Asset  Management,   Inc.;  General  Counsel
                        (since  November  2001)  of  Centennial   Asset   Management
                        Corporation;   a   director   (since   November   2001)   of
                        Oppenheimer   Real   Asset   Management,   Inc.;   Assistant
                        Secretary   and  a  director   (since   November   2001)  of
                        OppenheimerFunds  International  Ltd.; Vice President (since
                        November   2001)   of   OppenheimerFunds   Legacy   Program;
                        Secretary  (since November 2001) of Oppenheimer  Acquisition
                        Corp.;    formerly   Acting   General   Counsel    (November
                        2001-February  2002)  and  Associate  General  Counsel  (May
                        1981-October  2001) of the Manager;  Assistant  Secretary of
                        Shareholder   Services,   Inc.  (May  1985-November   2001),
                        Shareholder     Financial    Services,     Inc.    (November
                        1989-November  2001);  OppenheimerFunds  International  Ltd.
                        and  OppenheimerFunds  plc (October  1997-November 2001). An
                        officer of 82 in the OppenheimerFunds complex.

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-------------------------------------------------------------------------------------

Denis R. Molleur,       Vice  President and Senior  Counsel (since July 1999) of the
Assistant Secretary     Manager;    Vice    President    (since    June   1990)   of
since 2001              OppenheimerFunds    Distributor,    Inc.;   Director,   Vice
Age: 46                 President  and  Assistant  Secretary  (since  June  1999) of
                        Centennial  Asset  Management  Corporation;  Vice  President
                        (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;
                        formerly  Vice  President  and  Associate   Counsel  of  the
                        Manager  (June  1990-July  1999).  An  officer  of 82 in the
                        OppenheimerFunds complex.

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-------------------------------------------------------------------------------------

Katherine P. Feld,      Vice  President  (since June 1998) and Senior Counsel (since
Assistant Secretary     October 2003) of the Manager;  Vice  President  (since 1999)
since 2001              of  OppenheimerFunds  Distributor,  Inc.; Vice President and
Age: 45                 Assistant  Secretary  (since 1999) of Shareholder  Services,
                        Inc.;   Assistant   Secretary   (since   December  2001)  of
                        OppenheimerFunds  Legacy Program and  Shareholder  Financial
                        Services,   Inc.;  formerly  an  Assistant  Counsel  (August
                        1994-October  2003)  and  Assistant  Vice  President  of the
                        Manager   (August   1997-June   1998).   An  officer  of  82
                        portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President  and Senior  Counsel of the  Manager  (since
Assistant Secretary     July 1999);  formerly a Vice President and Associate Counsel
since 2001              of the Manager (September  1995-July 1999). An officer of 73
Age: 38                 portfolios in the OppenheimerFunds complex.

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      |X|   Remuneration of Trustees. The officers of the Fund who are affiliated with the Manager receive no salary or fee from the Fund. The
Trustees of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended October 31, 2003. The compensation from all 10 of the Board III Funds (including the Fund) represents compensation received for serving as a director or trustee and member of a committee (if applicable) of the boards of those funds during the calendar year ended December 31, 2002.

-------------------------------------------------------------------------------

Trustee Name and        Aggregate    Retirement  Estimated         Total
                                                                Compensation
                                                               From Fund and
                                                 Annual         Fund Complex
                                      Benefits   Retirement      Including
                                     Accrued as  Benefits to      Accrued
Other Fund                            Part of      be Paid       Retirement
Position(s)           Compensation      Fund         Upon      Benefits Paid
(as applicable)        From Fund1     Expenses   Retirement2    to Trustees*

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Thomas W. Courtney       $11,148       $2,745      $63,738      $262,3213, 8
Chairman and Audit
Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Paul Y. Clinton          $10,636       $2,606      $63,738      $271,6444, 8
Audit Committee
Chairman

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Robert G. Galli

Audit Committee          $10,124       $2,713      $55,6785      $198,3866
Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Lacy B. Herrmann

Audit Committee          $10,124       $1,487      $63,702      $268,5317, 8
Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Brian Wruble

Audit Committee          $10,124        $418        $7,606        $95,626
Member

-------------------------------------------------------------------------------

1.    Aggregate   Compensation   From   Fund   includes   fees  and   deferred
   compensation, if any, for a Trustee.
Estimated Annual Retirement Benefits to be Paid Upon Retirement is based on a straight life payment plan election  with the  assumption  that a Trustee will retire  at the age of 75 and is  eligible  (after  7 years of  service)  to receive  retirement plan benefits as described below under "Retirement Plan for Trustees."
3.    Includes $158,362 ($62,188  compensation and $96,174 accrued  retirement benefits) paid to Mr.  Courtney for serving as a trustee or director by two open-end investment  companies (OCC Cash Reserves,  Inc. and PIMCO Advisors
   VIT  (formerly  OCC  Accumulation  Trust) for which the Fund's  Sub-Advisor acts as the investment advisor.
4.    Includes $171,851 ($62,188  compensation and $109,663 accrued retirement benefits)  paid to Mr.  Clinton for serving as a trustee or director by two open-end investment  companies (OCC Cash Reserves,  Inc. and PIMCO Advisors
   VIT) for which the Fund's Sub-Advisor acts as the investment advisor.
5.    Includes  $30,689  estimated  to be paid to Mr.  Galli for  serving as a trustee or director of 31 other  Oppenheimer  funds (at  December 31, 2002)
   that are not Board III Funds.
6.    Includes  $105,760  paid to Mr. Galli for serving as trustee or director of 31 other  Oppenheimer  funds (at  December  31, 2002) that are not Board
   III Funds.
Includes  $175,905  ($62,188  compensation  and  $113,717  accrued  retirement benefits) paid to Mr.  Herrmann for serving as a trustee or director by two open-end investment  companies (OCC Cash Reserves,  Inc. and PIMCO Advisors
   VIT) for which the Fund's Sub-Advisor acts as the investment advisor.
8.    Effective  12/31/02 the OCC Cash  Reserves  Fund,  Inc. was  liquidated.
   Messrs. Clinton,  Courtney and Herrmann ceased to be directors of that fund
   upon  its  liquidation  and  received  the  one-time   retirement  benefits
   referenced above.
* For purposes of this section only, "Fund Complex" includes the Oppenheimer funds, PIMCO Advisors VIT (formerly OCC Accumulation Trust) and OCC Cash
Reserves, Inc. in accordance with the instructions for Form N-1A. The Manager does not consider PIMCO Advisors VIT and OCC Cash Reserves, Inc. to be part of the OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.

|X|   Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as trustee for any of the Board I Funds for at least seven years in order to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit. Each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service.

|X|   Deferred Compensation Plan for Trustees. The Board of Trustees has
adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee. The amount paid to the Trustee under the plan is determined based upon the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

|X|   Major Shareholders.  As of November 24, 2003, the only persons who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:

      Merrill  Lynch  Pierce  Fenner  & Smith  for  the  sole  benefit  of its customers,  Attn:  Fund Admin.  #97HX7,  4800 Deer Lake Drive,  E, Fl 3,
      Jacksonville,  FL  32246-6484,  which owned  478,976.370  Class C shares
      (representing 6.89% of the Class C shares then outstanding);

      RPSS TR Peco Foods Inc. 401(k) Plan, Attn: M. Foucher & S. Hudson,  P.O.
      Box 1760,  Tuscaloosa,  AL 35403-1760,  which owned  54,939.296  Class N shares (representing 8.28% of the Class N shares then outstanding);

      IBT & Co.  CUST  OppenheimerFunds  Cap Accum  Plan,  Attn:  MML037,  200
      Clarendon Street, FL 16, Boston, MA 02116-5021,  which owned 110,531.369
      Class  Y  shares  (representing  11.06%  of  the  Class  Y  shares  then outstanding);

      Mass Mutual Life Insurance Co. Separate  Investment  Acct,  Attn:  N225,
      1295 State Street,  Springfield,  MA 01111-0001,  which owned 54,939.296
      Class  Y  shares   (representing  8.28%  of  the  Class  Y  shares  then
      outstanding);

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

|X|   Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the
Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating
           -----------
fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
-------------------
Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting.  The Fund has adopted Portfolio Proxy Voting
Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the
Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's
Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Proxy Voting Guidelines include provisions to address conflicts of interest that may arise between the Fund and OFI where an OFI directly-controlled affiliate manages or administers the assets of a pension plan of a company soliciting the proxy. The Fund's Portfolio Proxy Voting
Guidelines on routine and non-routine proxy proposals are summarized below.

o     The Fund votes with the recommendation of the issuer's management on routine matters, including election of directors nominated by management and ratification of auditors, unless circumstances indicate otherwise.
o     In general, the Fund opposes anti-takeover proposals and supports elimination of anti-takeover proposals, absent unusual
            circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a
            super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity. The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it
            considers to be excessive.

      The Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August
31st of each year. The first such filing is due no later than August 31,
2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form
N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677 and (ii) on the SEC's website at
www.sec.gov.
-----------

|X|   The Investment Advisory Agreement.   The Manager provides investment
advisory and management services to the Fund under an investment advisory agreement between the Manager and Fund's parent Trust.  The Manager handles the Fund's day-to-day business, and the agreement permits the Manager to enter into sub-advisory agreements with other registered investment advisers to obtain specialized services for the Fund, as long as the Fund is not
obligated to pay any additional fees for those services.   The Manager has
retained the Sub-Advisor pursuant to a separate Sub-Advisory Agreement, described below, under which the Sub-Advisor buys and sells portfolio securities for the Fund. The portfolio manager of the Fund is employed by the
Sub-Advisor and is the person who is principally responsible for the day-to-day management of the Fund's portfolio, as described below.

      The investment advisory agreement between the Fund and the Manager requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. Expenses for the Trust's three series are allocated to the series in proportion to their net assets, unless allocations of expenses can be made directly to a series. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to calculation of the
Fund's net asset values per share, interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the
Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the Manager during its last three fiscal years were:

    ---------------------------------------------------------------
    Fiscal Year ended 10/31:        Management Fees Paid to
                                   OppenheimerFunds, Inc. 1
    ---------------------------------------------------------------
    ---------------------------------------------------------------

              2001                        $26,309,036

    ---------------------------------------------------------------
----------------------------------------------------------------------
                2002                           $22,626,612
----------------------------------------------------------------------
    ---------------------------------------------------------------

                2003                            $17,971,564

    ---------------------------------------------------------------

         1.The Manager, not the Fund, pays the Sub-Advisor an annual sub-advisory fee. For fiscal years 2001, 2002 and 2003,
           this sub-advisory fee was $8,576,663, $6,711,712 and
           $6,316,831, respectively.

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement.

      The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the names "Oppenheimer" and
"Quest for Value" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the Fund to use the names "Oppenheimer" or "Quest for Value" as part of its name.

         |X|      Annual Approval of Investment Advisory and Sub-Advisory
Agreement. Each year, the Board of Trustees, including a majority of the
Independent Trustees, is required to approve the renewal of the investment advisory agreement and sub-advisory agreement. The Investment Company Act requires that the Board request and evaluate the Manager and Sub-Advisor and provide such information as may be reasonably necessary to evaluate the terms of the investment advisory and sub-advisory agreements.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory and sub-advisory agreements.  Among other factors, the Board considered:

o     The nature, cost, and quality of the services provided to the Fund and its shareholders;

o     The profitability of the Fund to the Manager and Sub-Advisor;
o     The investment performance of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Manager and Sub-Advisor;

o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the

         Fund from its relationship with the Manager and Sub-Advisor, and
o     The direct and indirect benefits the Manager and Sub-Advisor received from its relationship with the Fund.  These included services provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the
         Securities Exchange Act.

      The Board considered that the Manager and Sub-Advisor must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.  The Board also considered that maintaining the financial viability of the Manager and Sub-Advisor is important so that the
Manager and Sub-Advisor will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The Board also considered the investment performance of other mutual funds advised by the Manager and
Sub-Advisor. The Board is aware that there are alternatives to the use of the
Manager and Sub-Advisor.

      These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager and Sub-Advisor within the meaning and intent of the SEC Rules regarding the independence of counsel.

      After careful deliberation the Board concluded that it was in the best interest of shareholders to continue the investment advisory and sub-advisory agreements for another year. In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
After deliberating the Board approved the following fee schedule: effective
January 1, 2004, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.85% of the first $1 billion of average annual net assets of the Fund, 0.80% of the next $500 million, 0.75% of the next $500 million, 0.70% of the next $500 million,
0.65% of the next $500 million, 0.60% of the next $500 million, 0.55% of the next $500 million and 0.50% of average annual net assets in excess of $4 billion.

The Sub-Advisor.  The Sub-Advisor is a Delaware limited liability company and is a wholly-owned subsidiary of Oppenheimer Capital LLC, a registered investment advisor. From the Fund's inception on April 30, 1980 until
November 22, 1995, the Sub-Advisor (which was then named Quest for Value
Advisors) served as the Fund's investment advisor. On November 22, 1995, the
Manager retained the Sub-Advisor to continue providing day-to-day portfolio management for the Fund. The Sub-Advisor has operated as an investment advisor to investment companies and other investors since its organization in
1980. As of September 30, 2003, the Sub-Advisor including Oppenheimer Capital
LLC, advised accounts having assets in excess of $20 billion. The Sub-Advisor is located at 1345 Avenue of the Americas, 49th Floor, New York, New York
10105-4800

      Oppenheimer Capital LLC is a Delaware limited liability company with one member, Allianz Dresdner Asset Management U.S. Equities LLC. Allianz
Dresdner Asset Management U.S. Equities LLC is a wholly-owned subsidiary of
Allianz Dresdner Asset Management of America L.P. ("ADAM LP"). ADAM LP is a
Delaware limited partnership whose sole general partner is Allianz-PacLife
Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited liability company with three members, ADAM U.S. Holding LLC, a Delaware limited liability company, Pacific Asset Management LLC, a Delaware limited liability company and Pacific Life Insurance Company, a California stock life insurance company. The sole member of ADAM U.S. Holding LLC is Allianz Dresdner Asset
Management of America LLC. Allianz Dresdner Asset Management of America LLC
has two members, Allianz of America, Inc., a Delaware corporation which owns
99.9% non-managing interest and Allianz Dresdner Asset Management of America
Holding Inc., a Delaware corporation which owns a 0.01% managing interest.
Allianz Dresdner Asset Management of America Holding Inc. is a wholly-owned subsidiary of ADAM GmbH, which is wholly owned by Allianz Aktiengesellschaft
("Allianz AG"). Allianz of America, Inc. is wholly-owned by Allianz AG.
Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life
Insurance Company, a wholly-owned subsidiary of Pacific Mutual Holding
Company. Allianz AG indirectly holds a controlling interest in Allianz
Dresdner Asset Management of America L.P. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life
Insurance Company owns an indirect minority equity interest in ADAM LP and is a California-based insurance company.

|X|   The Sub-Advisor's Code of Ethics. Each employee of the Sub-Advisor is subject to a Code of Ethics which has been adopted by the Sub-Advisor to comply with the provisions of Rule 17j-1 under the Investment Company Act.
The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls including prohibitions against purchases of securities in an Initial Public Offering and a preclearance requirement with respect to certain personal securities transactions.

      The Sub-Advisory Agreement. Under the Sub-Advisory Agreement between the Manager and the Sub-Advisor, the Sub-Advisor shall regularly provide investment advice with respect to the Fund and invest and reinvest cash, securities and the property comprising the assets of the Fund.  Under the
Sub-Advisory Agreement, the Sub-Advisor agrees not to change the portfolio manager of the Fund without the written approval of the Manager. The
Sub-Advisor also agrees to provide assistance in the distribution and marketing of the Fund.

      Under the Sub-Advisory Agreement, the Manager pays the Sub-Advisor an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee paid to the Sub-Advisor under the Sub-Advisory agreement is paid by the Manager, not by the Fund. The fee is equal to 40% of the investment advisory fee collected by the Manager from the Fund based on the total net assets of the Fund as of November 22, 1995 (the "Base Amount") plus
30% of the investment advisory fee collected by the Manager based on the total net assets of the Fund that exceed the Base Amount.

      The Sub-Advisory Agreement states that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its duties or obligations, the Sub-Advisor shall not be liable to the Manager for any act or omission in the course of or connected with rendering services under the
Sub-Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement and the
Sub-Advisory Agreement.  One of the duties of the Sub-Advisor under the
Sub-Advisory Agreement is to arrange the portfolio transactions for the
Fund.  The Fund's investment advisory agreement with the Manager and the
Sub-Advisory Agreement contain provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions.  The Manager and the Sub-Advisor are authorized to employ broker-dealers, including
"affiliated" brokers, as that term is defined in the Investment Company Act.
They may employ broker-dealers that they think, in their best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable.

      The Manager and the Sub-Advisor need not seek competitive commission bidding. However, they are expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its
Board of Trustees.

      The Manager and the Sub-Advisor may select brokers (other than affiliates) that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager, the Sub-Advisor or their respective affiliates have investment discretion.  The concessions paid to such brokers may be higher than another qualified broker would charge, if the
Manager or Sub-Advisor, as applicable, makes a good faith determination that the concession is fair and reasonable in relation to the services provided.
Subject to those considerations, as a factor in selecting brokers for the
Fund's portfolio transactions, the Manager and the Sub-Advisor may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment adviser.

      The Sub-Advisory Agreement permits the Sub-Advisor to enter into
"soft-dollar" arrangements through the agency of third parties to obtain services for the Fund.  Pursuant to these arrangements, the Sub-Advisor will undertake to place brokerage business with broker-dealers who pay third parties that provide services.  Any such "soft-dollar" arrangements will be made in accordance with policies adopted by the Board of the Trust and in compliance with applicable law.

Brokerage Practices.  Brokerage for the Fund is allocated subject to the provisions of the investment advisory agreement and the Sub-Advisory
Agreement and the procedures and rules described above. Generally, the
Sub-Advisor's portfolio traders allocate brokerage based upon recommendations from the Fund's portfolio manager.  In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the
Sub-Advisor's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers.  In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets.  Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so.

      The Sub-Advisor serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Sub-Advisor to allocate purchase or sale transactions among the Fund and other clients whose assets it manages in a manner it deems equitable.  In making those allocations, the Sub-Advisor considers several main factors, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and each other client's accounts.

      When orders to purchase or sell the same security on identical terms are placed by more than one of the funds and/or other advisory accounts managed by the Sub-Advisor or its affiliates, the transactions are generally executed as received, although a fund or advisory account that does not direct trades to a specific broker (these are called "free trades") usually will have its order executed first. Orders placed by accounts that direct trades to a specific broker will generally be executed after the free trades.  All orders placed on behalf of the Fund are considered free trades.
However, having an order placed first in the market does not necessarily guarantee the most favorable price. Purchases are combined where possible for the purpose of negotiating brokerage commissions. In some cases that practice might have a detrimental effect on the price or volume of the security in a particular transaction for the Fund.

      Most purchases of debt obligations are principal transactions at net prices.  Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless the Sub-Advisor determines that a better price or execution can be obtained by using the services of a broker.  Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter.  Purchases from dealers include a spread between the bid and asked prices.  The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

      The investment advisory agreement and the Sub-Advisory Agreement permit the Manager and the Sub-Advisor to allocate brokerage for research services.
The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Sub-Advisor and its affiliates.
The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Sub-Advisor's other accounts.  Investment research may be supplied to the Sub-Advisor by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Sub-Advisor in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Sub-Advisor in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Sub-Advisor. That research provides additional views and comparisons for consideration, and helps the Sub-Advisor to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase.  The
Sub-Advisor provides information to the Manager and the Board about the commissions paid to brokers furnishing such services, together with the
Sub-Advisor's representation that the amount of such concessions was reasonably related to the value or benefit of such services.

 -------------------------------------------------------------------------

      Fiscal Year Ended 10/31:       Total Brokerage Commissions Paid by
                                                  the Fund1

 -------------------------------------------------------------------------
   ---------------------------------------------------------------------

            2001                            $2,530,906

   ---------------------------------------------------------------------
   ---------------------------------------------------------------------

            2002                            $3,238,510

   ---------------------------------------------------------------------
   ---------------------------------------------------------------------

            2003                            $4,048,815

   ---------------------------------------------------------------------
 -------------------------------------------------------------------------
 1.    Amounts   do   not   include Aggregate Front-End Sales Charges on  Class A Front-End Sales Charges Retained by Distributor1
    spreads or  commissions                 Shares
    on            principal
    transactions  on a  net
    trade basis.                    Class A

 Distribution and Service P

 The Distributor.  Under it
 General Distributor's Agrelans
 with the Trust, the Distri
 acts as the Fund's princips
 underwriter in the continuement
 public offering of the Funbutor
 classes of shares. The    al
 Distributor bears the expeous
 normally attributable to sd's
 including advertising and
 cost of printing and mailinses
 prospectuses, other than tales,
 furnished to existing     the
 shareholders. The Distribung
 not obligated to sell a sphose
 number of shares.

                           tor is
       The sales charges anecific

 concessions paid to, or re
 by, the Distributor from t
 of shares and the continged
 deferred sales charges rettained
 by the Distributor on the he sale
 redemption of shares durinnt
 Fund's three most recent fained
 years are shown in the tab
 below.                    g the

                           iscal
 Fiscal Year Ended 10/31:  les
 -------------------------------------------------------------------------
-------------------------------------------
  2001    $2,118,916    $525,862
-------------------------------------------
-------------------------------------------
  2002    $2,242,946    $604,564
-------------------------------------------
-------------------------------------------

  2003       $1,359,505       $383,133

-------------------------------------------
1.    Includes amounts  retained by a broker-dealer  that is an affiliate or a parent of the Distributor.

-----------------------------------------------------------------------------
Fiscal    Concessions on   Concessions on  Concessions on   Concessions on
Year      Class A Shares   Class B Shares  Class C Shares   Class N Shares
Ended     Advanced by      Advanced by     Advanced by      Advanced by
10/31:    Distributor1     Distributor1    Distributor1     Distributor1
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  2001        $580,857       $2,741,448        $245,023         $21,7692

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
   2002       $521,551      $2,313,084    $320,261     $136,828
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

   2003       $293,848      $1,292,892    $163,255     $65,552

-----------------------------------------------------------------------------

1.    The  Distributor  advances  concession  payments  to dealers for certain sales  of  Class A shares  and for  sales  of Class B and  Class C shares from its own resources at the time of sale.
2.    The inception date of Class N shares was March 1, 2001.

------------------------------------------------------------------------------

Fiscal    Class A          Class B         Class C           Class N
          Contingent       Contingent                        Contingent
Year      Deferred Sales   Deferred Sales  Contingent        Deferred Sales
Ended     Charges          Charges         Deferred Sales    Charges
10/31:    Retained by      Retained by     Charges Retained  Retained by
          Distributor      Distributor     by Distributor    Distributor

------------------------------------------------------------------------------
------------------------------------------------------------------------------

  2001        $52,176        $2,010,158         $22,499             $0

------------------------------------------------------------------------------
------------------------------------------------------------------------------
  2002        $18,383        $1,972,164         $26,211          $12,689
------------------------------------------------------------------------------
------------------------------------------------------------------------------

  2003        $19,454        $1,407,485         $23,232          $37,651

------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted Distribution and Service
Plans for Class A, Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees1, cast in person at a meeting called for the purpose of voting on that plan.

      Under the plans, the Manager and the Distributor may make payments to affiliates and in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the
Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A the plan that would materially increase payments under the plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments  under the plans.

|X|   Class A Service Plan Fees and Distribution Plan Fees. Under the Class A
service plan, the Distributor currently uses the fees it receives from the
Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the
Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits compensation to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares. The Board Trustees has set that rate at that level. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below, regarding grandfathered retirement accounts. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      Under the Class A distribution plan, the plan provides for the Fund to pay an asset-based sales charge to the Distributor at an annual rate of 0.25%
of average annual net assets of Class A shares of the Fund. Effective January
1, 2003, the Board set that rate to zero.  Prior to that date, the Fund paid the Distributor an annual asset-based sales charge equal to 0.15% of average annual net assets representing Class A shares purchased before September 1,
1993, and 0.10% of average annual net assets representing Class A shares purchased on or after that date. The Distributor paid the entire asset-based sales charge to brokers, dealers and financial institutions.

      With respect to purchases of Class A shares subject to a contingent deferred sales charge by certain retirement plans that purchased such shares prior to March 1, 2001 ("grandfathered retirement accounts"), the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. During the first year the shares are sold, the Distributor retains the service fee to reimburse itself for the costs of distributing the shares. After the first year shares are outstanding, the Distributor makes service fee payments to recipients quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class A shares purchased by grandfathered retirement accounts are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      For the fiscal year ended October 31, 2003 payments under the Class A distribution and service plan totaled $3,410,081, of which $41,989 was service fee payments retained by the Distributor in connection with the grandfathered retirement accounts, described above, and included $214,494 paid to an affiliate of the Distributor's parent company. In addition,
$19,007 was retained for the asset-based sales charge, as allowed under the plan prior to January 1, 2003. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the
Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

|X|   Class B, Class C and Class N Distribution and Service Plan Fees. Under
 each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      The plans permit the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. After the first year shares are outstanding, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold.
Shares purchased by exchange do not qualify for the advance service fee payment. If shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. In cases where the Distributor is the broker of record for Class B, Class C and Class N shares, i.e. shareholders without the services of a broker directly invest in the Fund, the Distributor will retain the asset-based sales charge and service fee for Class B, Class C and Class N shares.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% and the asset-based sales charge and service fees increase Class N expenses by 0.50% of the net assets per year of the respective class.

      The Distributor retains the asset-based sales charge on Class B and
Class N shares. The Distributor retains the asset-based sales charge on Class
C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class
N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:
o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and Class
         N shares,
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B,
         Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The Distributor's actual expenses in selling Class B, Class C and Class
N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

 -------------------------------------------------------------------------------

  Distribution Fees Paid to the Distributor in the Fiscal Year Ended 10/31/03

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Class:            Total          Amount         Distributor's    Distributor's
                                                                  Unreimbursed
                                                                   Expenses as
                                                   Aggregate        % of Net
                  Payments      Retained by      Unreimbursed       Assets of
                Under Plan1     Distributor   Expenses Under Plan     Class

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Class B Plan    $5,283,897     $3,785,989        $1,418,909          0.33%

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Class C Plan    $1,982,203      $229,137         $6,029,056          2.94%

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Class N Plan     $88,318         $73,239          $398,200           2.04%

 -------------------------------------------------------------------------------

1.    Includes  amount  paid  to an  affiliate  of  the  Distributor's  parent company: $89,326 (Class B) $57,277 (Class C) and $2,423 (Class N).

      All payments under the plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on
payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the
Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.
      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:
o     Total returns measure the performance of a hypothetical account in the
         Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

 -------------------------------------------------------------------------------

       The perfAverage of each class of shares is shown separately, because     - 1
 the perfo
 because o
 returns ormancAnnualaTotalass
 conditionf theReturnrent kind of shares will usually be different. That is investmenf each class of shars of expenses each class bears. The total expenses s, the quality of thes of the Fund are affected by market ts, the types of inve Fund's investments, the maturity of those
       |X|that are allocated testments the Fund holds, and its operating
 returns"                     o the particular class.
 value of    Total Return Info
 that all to measure the Fund'rmation. There are different types of "total additionaa hypothetical invess performance. Total return is the change in period. Bdividends and capitatment in the Fund over a given period, assuming total retl shares and that thl gains distributions are reinvested in return meecause of differencee investment is redeemed at the end of the years). Aurns for each class s in expenses for each class of shares, the each yearasures the change inare separately measured. The cumulative total entire pen average annual tot value over the entire period (for example, ten year-by-y in a period that woal return shows the average rate of return for total retriod. However, averauld produce the cumulative total return over the ear performance. Thege annual total returns do not show actual urns as prescribed b Fund uses standardized calculations for its
 sales cha                    y the SEC. The methodology is discussed below.
 from the In calculating total
 shown witrge of 5.75% (as a p returns for Class A shares, the current maximum of the apinitial investment (ercentage of the offering price) is deducted the periohout sales charge, a"P" in the formula below) (unless the return is second yeplicable contingent s described below). For Class B shares, payment in the sid for which the retudeferred sales charge is applied, depending on contingenar, 3.0% in the thirrn is shown: 5.0% in the first year, 4.0% in the period. Fxth year and none thd and fourth years, 2.0% in the fifth year, 1.0%
 deducted t deferred sales chaereafter. For Class C shares, the 1.0%
 periods por Class N shares, trge is deducted for returns for the one-year the Fund'for returns for the he 1.0% contingent deferred sales charge is fees. Therior to 03/01/01 (thone-year period, and total returns for the
          s Class A returns, ae inception date for Class N shares) is based on
 o     Avere is no sales chargdjusted to reflect the higher Class N 12b-1
 class is                     e on Class Y shares.
 specifiedrage Annual Total Re
 value of an average annual coturn. The "average annual total return" of each below) he number of years. Itmpounded rate of return for each year in a
 Redeemabla hypothetical initi is the rate of return based on the change in followingld for a number of yal investment of $1,000 ("P" in the formula
          e Value ("ERV" in thears ("n" in the formula) to achieve an Ending
 ERV   l/n formula:           e formula) of that investment, according to the

 -------------------------------------------------------------------------------

  P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
---
  P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P   = Total Return

-----------

    P
o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for Class A, Class B, Class C or Class N shares. There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

                                                                -----------------

The Fund's
   Total
  Returns
  for the
  Periods
   Ended
 10/31/03

                                                                -----------------
---------------------------------------------------------------------------------

Class of  Cumulative Total              Average Annual Total Returns
             Returns (10
              years or
Shares     life-of-class)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                                 1-Year            5-Year           10-Year
                                                (or life of       (or life of
                                                   class)           class)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

          After    Without  After    Without  After    Without After    Without
          Sales    Sales    Sales    Sales    Sales    Sales   Sales    Sales
           Charge   Charge   Charge   Charge   Charge  Charge   Charge   Charge

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A1   142.36%  157.15%    8.10%   14.70%    1.42%   2.63%    9.26%    9.91%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B2   149.40%  149.40%    8.84%   13.84%    1.69%   1.99%    9.57%    9.57%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C3   142.91%  142.91%   12.88%   13.88%    2.02%   2.02%    9.28%    9.28%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class N    -8.98%4  -8.98%4   13.39%   14.39%  -3.47%4 -3.47%4      N/A      N/A

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class Y5       N/A   47.24%      N/A   14.97%      N/A   2.98%      N/A    5.79%

---------------------------------------------------------------------------------

1. Inception of Class A:      1/3/89
2. Inception of Class B:      9/1/93
3. Inception of Class C:      9/1/93
4. Inception of Class N:      3/01/01
5. Inception of Class Y:      12/16/96

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    Average Annual Total Returns for Class A Shares (After Sales Charge)
                       For the Periods Ended 10/31/03

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

                                 1-Year          5-Year          10-Year

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

After Taxes on Distributions     7.70%           -.07%            7.92%

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

After Taxes on                   5.20%           0.68%            7.55%
Distributions and
Redemption of Fund Shares

-----------------------------------------------------------------------------

1.    Inception of Class A: 1/3/89

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

|X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the
Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. The Fund is rated among large value funds.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable)
Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance
of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

     Investors  may also wish to compare the returns on the Fund's share classes to the  return on  fixed-income  investments  available  from  banks and  thrift institutions.  Those include certificates of deposit,  ordinary  interest-paying checking  and  savings  accounts,  and  other  forms of fixed or  variable  time deposits,  and various other  instruments such as Treasury bills.  However,  the
Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository  obligations may be insured  by the  FDIC  and may  provide  fixed  rates of  return.  Repayment  of principal  and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. government.

     From time to time, the Fund may publish  rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer  funds,  other than  performance  rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include  comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services.  They may be based upon the opinions of the rating or ranking  service  itself,  using its research or judgment, or based upon surveys of investors,  brokers, shareholders or others.

     From  time to time the Fund may  include  in its  advertisements  and sales literature the total return  performance of a  hypothetical  investment  account that  includes  shares of the Fund and other  Oppenheimer  funds.  The  combined account may be part of an illustration of an asset  allocation  model or similar presentation.  The account  performance may combine total return  performance of the Fund and the total return performance of other Oppenheimer funds included in the account.  Additionally,  from time to time,  the Fund's  advertisements  and
sales  literature  may  include,  for  illustrative  or  comparative   purposes,
statistical  data or other  information  about  general or  specific  market and economic conditions. That may include, for example,

     o information  about the  performance of certain  securities or commodities markets or segments of those markets,
     o  information  about  the  performance  of  the  economies  of  particular countries or regions,
     o the earnings of companies included in segments of particular  industries, sectors, securities markets, countries or regions,
     o the  availability  of  different  types of  securities  or  offerings  of securities,
     o information  relating to the gross national or gross domestic  product of the United States or other countries or regions,
     o  comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

     ABOUT your account

     How to Buy Shares

     Additional  information  is  presented  below about the methods that can be used to buy shares of the Fund.  Appendix C contains more information  about the special sales charge arrangements  offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.
AccountLink.

     When shares are  purchased  through  AccountLink,  each purchase must be at least $50 and --- shareholders must invest at least $500 before an Asset Builder
Plan (described below) can be established on a new account. Accounts established prior to November 1, 2002 will remain at $25 for  additional  purchases.  Shares will be purchased on the regular  business day the  Distributor is instructed to initiate  the  Automated  Clearing  House  ("ACH")  transfer  to buy the shares.
Dividends  will begin to accrue on shares  purchased  with the  proceeds  of ACH transfers on the business day the Fund  receives  Federal Funds for the purchase through  the ACH system  before the close of The New York Stock  Exchange  ("the
Exchange").  The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next  regular  business  day.  The  proceeds of ACH  transfers  are normally received  by the Fund three  days  after the  transfers  are  initiated.  If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase  order.  The  Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in
ACH transmissions.

     Reduced  Sales  Charges.  As discussed in the  Prospectus,  a reduced sales charge rate may be obtained for Class A shares under Right of  Accumulation  and
Letters of Intent  because of the  economies of sales  efforts and  reduction in expenses realized by the Distributor,  dealers and brokers making such sales. No sales charge is imposed in certain other  circumstances  described in Appendix C to this Statement of Additional Information because the Distributor or dealer or
broker  incurs  little or no selling  expenses.  |X| Right of  Accumulation.  To
qualify for the lower sales charge rates that apply to larger purchases of Class
A shares, you and your spouse can add together: o Class A and Class B shares you purchase for your individual  accounts (including IRAs and 403(b) plans), or for your  joint  accounts,  or for  trust or  custodial  accounts  on behalf of your children  who are minors,  o Current  purchases of Class A and Class B shares of the Fund and other  Oppenheimer  funds to  reduce  the  sales  charge  rate that applies to current purchases of Class A shares, and o Class A and Class B shares of  Oppenheimer  funds  you  previously  purchased  subject  to  an  initial  or contingent  deferred  sales  charge to reduce the sales  charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

          A  fiduciary  can count all shares  purchased  for a trust,  estate or other fiduciary  account  (including one or more employee  benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current  offering  price, of the shares you previously  purchased and currently own to the value of current  purchases to determine the sales charge  rate that  applies.  The  reduced  sales  charge will apply only to current purchases. You must request it when you buy shares.

          The Oppenheimer Funds. The Oppenheimer funds are those

          -----------------------------------------------------------------------

          mutual  Oppenheimer  Limited Term  Municipal  Fund funds for which the
          Distributor  acts  as  the  distributor  and  currently   include  the
          following:

Oppenheimer
AMT-Free
Municipals

          -----------------------------------------------------------------------
------------------------------------------

Oppenheimer Oppenheimer Main Street Fund
AMT-Free
New    York
Municipals

------------------------------------------

Oppenheimer Bond Fund                     Oppenheimer Main Street Opportunity Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Capital Preservation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Champion Income Fund          Street Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Convertible Securities Fund   Street Fund II
Oppenheimer Developing Markets Fund       Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Disciplined Allocation Fund   Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Discovery Fund                Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund               Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Global Fund                   Municipals
Oppenheimer Global Opportunities Fund     Oppenheimer Senior Floating Rate Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Small Cap Value Fund
Oppenheimer Growth Fund                   Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund               Oppenheimer Total Return Bond Fund
Oppenheimer International Bond Fund       Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund     Oppenheimer Value Fund
Oppenheimer  International  Small Company
Fund                                      Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund  Rochester Fund Municipals
Oppenheimer MidCap Fund
And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), if you purchase Class
A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the
Letter. Letters do not consider Class C or Class N shares you purchase or may have purchased.

      A Letter is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the
Fund (and other Oppenheimer funds) during a 13-month period (the "Letter period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the
Letter.

     A Letter  enables  an  investor  to count  the  Class A and  Class B shares purchased  under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other  Oppenheimer  funds) that applies under the Right of Accumulation to current purchases of Class A shares.  Each purchase of Class A shares under the Letter will be made at the offering price (including the sales  charge) that applies to a single  lump-sum  purchase of shares in the amount intended to be purchased under the Letter.

     In  submitting  a Letter,  the  investor  makes no  commitment  to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that  period,  do not equal or exceed the  intended  purchase amount,  the  investor  agrees  to pay the  additional  amount  of sales  charge applicable  to such  purchases.  That amount is  described in "Terms of Escrow,"
below (those  terms may be amended by the  Distributor  from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the  Transfer  Agent  subject  to the Terms of Escrow.
Also,  the  investor  agrees  to be bound by the terms of the  Prospectus,  this
Statement of Additional  Information and the application  used for a Letter.  If those  terms are  amended,  as they may be from  time to time by the  Fund,  the investor agrees to be bound by the amended terms and that those  amendments will apply automatically to existing Letters.

     If the total eligible  purchases made during the Letter period do not equal or exceed the intended purchase amount,  the concessions  previously paid to the dealer of record for the account and the amount of sales charge  retained by the
Distributor  will be adjusted to the rates applicable to actual total purchases.
If total  eligible  purchases  during the  Letter  period  exceed  the  intended purchase  amount  and exceed  the  amount  needed to qualify  for the next sales charge rate reduction set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer  returns  to the  Distributor  the  excess of the  amount of  concessions allowed or paid to the dealer over the amount of  concessions  that apply to the actual amount of purchases.  The excess concessions  returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

     The Transfer  Agent will not hold shares in escrow for  purchases of shares of the Fund and other  Oppenheimer  funds by  OppenheimerFunds  prototype 401(k)
plans under a Letter.  If the intended  purchase  amount under a Letter  entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

     In determining  the total amount of purchases  made under a Letter,  shares redeemed by the investor  prior to the  termination of the Letter period will be deducted.  It is the  responsibility of the dealer of record and/or the investor to advise the Distributor  about the Letter when placing any purchase orders for the  investor  during  the Letter  period.  All of such  purchases  must be made through the Distributor.

     |X| Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent  purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount  specified in the Letter shall be held in escrow by the Transfer
Agent. For example, if the intended purchase amount is $50,000, the escrow shall be  shares  valued  in the  amount of $2,500  (computed  at the  offering  price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the total minimum investment  specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

     3.  If,  at the end of the  13-month  Letter  period  the  total  purchases pursuant to the Letter are less than the intended  purchase amount  specified in the Letter,  the investor must remit to the  Distributor  an amount equal to the difference  between the dollar  amount of sales  charges  actually  paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.  That sales charge  adjustment will apply to any shares  redeemed  prior to the  completion of the Letter.  If the  difference in sales  charges  is not  paid  within  twenty  days  after  a  request  from  the
Distributor  or the  dealer,  the  Distributor  will,  within  sixty days of the expiration  of the Letter,  redeem the number of escrowed  shares  necessary  to realize such difference in sales charges.  Full and fractional  shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

The shares  eligible for purchase  under the Letter (or the holding of which may be 5. counted toward completion of a Letter) include:

(a) Class A shares  sold with a front-end  sales  charge or subject to a Class A contingent deferred sales charge,

(b) Class B shares of other  Oppenheimer  funds acquired subject to a contingent deferred sales charge, and

(c) Class A or Class B shares  acquired by exchange of either (1) Class A shares of one of the other  Oppenheimer  funds that were acquired  subject to a Class A initial or contingent  deferred sales charge or (2) Class B shares of one of the other  Oppenheimer  funds that were  acquired  subject to a contingent  deferred sales charge.

     6. Shares held in escrow  hereunder  will  automatically  be exchanged  for shares of another  fund to which an exchange is  requested,  as described in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  As  explained  in the  Prospectus,  you  must  initially establish  your  account  with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase  additional  shares directly from a bank account for as little as $50. For those accounts  established  prior to November
1, 2002 and which have previously  established  Asset Builder Plans,  additional purchases  will remain at $25.  Shares  purchased by Asset Builder Plan payments from bank  accounts  are  subject  to the  redemption  restrictions  for  recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy shares for OppenheimerFunds  employer-sponsored  qualified  retirement accounts.  Asset
Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly  automatic  purchases of shares of up to four other
Oppenheimer funds.

     If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made
two  business  days  prior  to  the  investment   dates  you  selected  on  your
application.  Neither the Distributor,  the Transfer Agent nor the Fund shall be responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

     Before you establish Asset Builder payments, you should obtain a prospectus of the selected  fund(s) from your financial  advisor (or the  Distributor)  and request an application from the Distributor. Complete the application and return
it. You may change the amount of your Asset Builder payment or you can terminate these automatic  investments at any time by writing to the Transfer  Agent.  The
Transfer  Agent  requires a  reasonable  period  (approximately  10 days)  after receipt of your  instructions  to implement them. The Fund reserves the right to amend,  suspend or discontinue  offering Asset Builder plans at any time without prior notice.

     Retirement  Plans.  Certain  types of  retirement  plans  are  entitled  to purchase  shares of the Fund  without  sales  charge or at reduced  sales charge rates,  as described in Appendix C to this Statement of Additional  Information.
Certain  special sales charge  arrangements  described in that Appendix apply to retirement  plans whose  records are  maintained on a daily  valuation  basis by
Merrill  Lynch  Pierce  Fenner  &  Smith,  Inc.   ("Merrill  Lynch")  or  an
independent  record  keeper  that has a  contract  or special  arrangement  with
Merrill  Lynch.  If on the date the plan sponsor signed the Merrill Lynch record keeping  service  agreement  the plan has less than $3 million in assets  (other than assets invested in money market funds) invested in applicable  investments, then the  retirement  plan may purchase  only Class B shares of the  Oppenheimer funds.  Any retirement  plans in that category that currently  invest in Class B shares of the Fund will have their Class B shares converted to Class A shares of the Fund when the plan's applicable investments reach $5 million.

     OppenheimerFunds  has entered into arrangements with certain record keepers whereby the Transfer Agent  compensates the record keeper for its record keeping and account  servicing  functions that it performs on behalf of the  participant level accounts of a retirement plan.  While such  compensation may act to reduce the record  keeping fees charged by the retirement  plan's record  keeper,  that compensation  arrangement may be terminated at any time,  potentially  affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the Fund's shares (for  example,  when a purchase  check is  returned  to the Fund  unpaid)
causes a loss to be incurred  when the net asset values of the Fund's  shares on the  cancellation  date is less than on the purchase date. That loss is equal to the amount of the  decline in the net asset  value per share  multiplied  by the number of shares in the purchase  order.  The investor is  responsible  for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the  Distributor for that amount by redeeming shares from any account  registered in that investor's  name, or the Fund or the
Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents  an interest in the same portfolio of investments of the Fund. However, each class has different shareholder  privileges and features.  The net income  attributable  to Class B,
Class C or Class N shares and the dividends payable on Class B, Class C or Class
N shares will be reduced by  incremental  expenses  borne  solely by that class.
Those expenses  include the asset-based  sales charges to which Class B, Class C and Class N shares are subject.

     The  availability  of  different  classes of shares  permits an investor to choose  the  method  of  purchasing  shares  that  is more  appropriate  for the investor.  That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold  subject to an initial  sales  charge.  While Class B,
Class C and Class N shares  have no initial  sales  charge,  the  purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class
N shares is the same as that of the initial  sales charge on Class A shares - to compensate the Distributor and brokers,  dealers and financial institutions that sell shares of the Fund. A salesperson  who is entitled to receive  compensation from his or her firm for selling  Fund shares may  receive  different  levels of compensation for selling one class of shares rather than another.

     The Distributor will not accept any order in the amount of $250,000 or more for  Class B shares  or $1  million  or more for  Class C shares  on behalf of a single investor (not including dealer "street name" or omnibus  accounts).  That is because  generally it will be more advantageous for that investor to purchase
Class A shares of the Fund.

     Class A Shares Subject to a Contingent Deferred Sales Charge. For purchases of Class A shares at net asset  value  whether or not  subject  to a  contingent deferred sales charge as described in the Prospectus,  no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares  purchased with the  redemption  proceeds of shares of another mutual  fund  offered  as an  investment  option in a  retirement  plan in which
Oppenheimer  funds  are also  offered  as  investment  options  under a  special arrangement with the Distributor, if the purchase occurs more than 30 days after the  Oppenheimer  funds are  added as an  investment  option  under  that  plan.
Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption  proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

     |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should change,  the automatic  conversion  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the asset-based sales charge for longer than six years.

          |X| Availability of Class N Shares.  In addition to the description of the types of retirement  plans which may purchase Class N shares  contained in the prospectus, Class N shares also are offered to the following:

o     to all rollover IRAs (including
            SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made
            to Individual 401(k) plans,
            Profit-Sharing Plans and
            Money Purchase Pension Plans,
o     to all direct rollovers from
            OppenheimerFunds-sponsored
            Pinnacle and Ascender
            retirement plans,
o     to all trustee-to-trustee IRA
            transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as
            defined in Appendix C to
            this Statement of Additional
            Information) which have
            entered into a special
            agreement with the
            Distributor for that purpose,
o     to Retirement Plans qualified
            under Sections 401(a) or
            401(k) of the Internal
            Revenue Code, the
            recordkeeper or the plan
            sponsor for which has
            entered into a special
            agreement with the
            Distributor,
o     to Retirement Plans of a plan
            sponsor where the aggregate
            assets of all such plans
            invested in the Oppenheimer
            funds is $500,000 or more,

o     to OppenheimerFunds-sponsored
            Ascender 401(k) plans that
            pay for the purchase with
            the redemption proceeds of
            Class A shares of one or
            more Oppenheimer funds, and

o     to certain customers of
            broker-dealers and financial
            advisors that are identified
            in a special agreement
            between the broker-dealer or
            financial advisor and the
            Distributor for that purpose.

      The sales concession and the
advance of the service fee, as described
in the Prospectus, will not be paid to
dealers of record on sales of Class N
shares on:
o     purchases of Class N shares in
            amounts of $500,000 or more
            by a retirement plan that
            pays for the purchase with
            the redemption proceeds of
            Class A shares of one or
            more Oppenheimer funds
            (other than rollovers from
            an
            OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k)
            plan to any IRA invested in
            the Oppenheimer funds),
o     purchases of Class N shares in
            amounts of $500,000 or more
            by a retirement plan that
            pays for the purchase with
            the redemption proceeds of
            Class C shares of one or
            more Oppenheimer funds held
            by the plan for more than
            one year (other than
            rollovers from an
            OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k)
            plan to any IRA invested in
            the Oppenheimer funds), and
o     on purchases of Class N shares by
            an
            OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k)
            plan made with the
            redemption proceeds of Class
            A shares of one or more
            Oppenheimer funds.

          No sales  concessions will be paid to the  broker-dealer of record, as described in the Prospectus,  on sales of Class N shares purchased with the redemption  proceeds  of  shares  of  another  mutual  fund  offered  as an investment  option in a retirement plan in which Oppenheimer funds are also offered  as  investment  options  under  a  special  arrangement  with  the
     Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

          |X|  Allocation  of Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian fees,  Trustees' fees, transfer agency fees,  legal fees and auditing  costs.  Those  expenses are paid out of the
     Fund's assets and are not paid  directly by  shareholders.  However,  those expenses  reduce  the  net  asset  values  of  shares,  and  therefore  are indirectly borne by shareholders through their investment.

          The methodology  for  calculating  the net asset value,  dividends and distributions of the Fund's share classes recognizes two types of expenses.
     General  expenses  that do not  pertain  specifically  to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then equally to each  outstanding  share within a given class. Such general expenses include  management fees,  legal,  bookkeeping and  audit  fees,  printing  and  mailing  costs  of  shareholder  reports,
     Prospectuses,  Statements of Additional Information and other materials for current shareholders,  fees to unaffiliated  Trustees,  custodian expenses, share issuance costs,  organization and start-up costs, interest, taxes and brokerage  commissions,  and  non-recurring  expenses,  such as  litigation costs.

          Other expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class. Examples of such  expenses  include  distribution  and service  plan  (12b-1)  fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting  expenses  (to the  extent  that such  expenses  pertain  only to a specific class).

     Account Fees. As stated in the Prospectus,  a $12 annual fee is assessed on any account valued at less than $500.  This fee will not be assessed on the following accounts:

o     Accounts that have balances below
         $500 due to the automatic
         conversion of shares from Class
         B to Class A shares;
o     Accounts with an active Asset
         Builder Plan, payroll deduction
         plan or a military allotment
         plan;
o     OppenheimerFunds-sponsored group
         retirement accounts that are
         making continuing purchases;
o     Certain accounts held by
         broker-dealers through the
         National Securities Clearing
         Corporation; and
o     Accounts that fall below the $500
         threshold due solely to market
         fluctuations within the
         12-month period preceding the
         date the fee is deducted.

          The fee is automatically deducted from qualifying accounts annually on or about the second to last business day of  September.  This annual fee is waived for any  shareholders  who elect to access their  account  documents through  electronic  document  delivery  rather  than in paper copy and who elect to utilize the  Internet or  PhoneLink  as their  primary  source for their  general  servicing  needs.  To sign up to access  account  documents electronically  via eDocs  Direct,  please visit the Service  Center on our
     website  at  www.oppenheimerfunds.com   or  call   ------------------------
     1.888.470.0862 for instructions.

     Determination of Net Asset Values Per Share. The net asset values per share of each  class of  shares  of the Fund are  determined  as of the  close of business  of the  Exchange  on each  day  that the  Exchange  is open.  The calculation  is done  by  dividing  the  value  of the  Fund's  net  assets attributable  to a class by the  number of shares  of that  class  that are outstanding.  The Exchange normally closes at 4:00 P.M.,  Eastern time, but may close  earlier  on some  other  days (for  example,  in case of weather emergencies  or on days falling before a U.S.  holiday).  All references to time in this Statement of Additional  Information  mean "Eastern time." The
     Exchange's  most recent  annual  announcement  (which is subject to change)
     states that it will close on New Year's Day,  Martin Luther King,  Jr. Day,
     Presidents' Day, Good Friday,  Memorial Day,  Independence  Day, Labor Day,
     Thanksgiving Day and Christmas Day. It may also close on other days.

          Dealers  other than  Exchange  members may conduct  trading in certain securities on days on which the Exchange is closed (including  weekends and holidays) or after 4:00 P.M. on a regular  business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset
     values  per  share  may  be  significantly   affected  on  such  days  when
     shareholders  may not purchase or redeem shares.  Additionally,  trading on
     European and Asian stock exchanges and over-the-counter markets normally is completed before the close of The Exchange.

          Changes in the values of  securities  traded on foreign  exchanges  or markets  as a result  of  events  that  occur  after  the  prices  of those securities are determined,  but before the close of the Exchange,  will not be  reflected  in the Fund's  calculation  of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security.  The Manager, or an internal valuation committee  established  by the  Manager,  as  applicable,  may  establish a valuation,  under  procedures  established  by the Board and subject to the approval,  ratification  and  confirmation by the Board at its next ensuing meeting.

      |X|   Securities Valuation.  The
Fund's Board of Trustees has established
procedures for the valuation of the
Fund's securities. In general those
procedures are as follows:

o     Equity securities traded on a U.S.
securities exchange or on Nasdaq(R)are
valued as follows:
(1)   if last sale information is
               regularly reported, they
               are valued at the last
               reported sale price on
               the principal exchange on
               which they are traded or
               on Nasdaq, as applicable,
               on that day, or
(2)   if last sale information is not
               available on a valuation
               date, they are valued at
               the last reported sale
               price preceding the
               valuation date if it is
               within the spread of the
               closing "bid" and "asked"
               prices on the valuation
               date or, if not,  at the
               closing "bid" price on
               the valuation date.
o     Equity securities traded on a
foreign securities exchange generally
are valued in one of the following ways:
(1)   at the last sale price available
               to the pricing service
               approved by the Board of
               Trustees, or
(2)   at the last sale price obtained by
               the Manager from the
               report of the principal
               exchange on which the
               security is traded at its
               last trading session on
               or immediately before the
               valuation date, or
(3)   at the mean between the "bid" and
               "asked" prices obtained
               from the principal
               exchange on which the
               security is traded or, on
               the basis of reasonable
               inquiry, from two market
               makers in the security.
o     Long-term debt securities having a
remaining maturity in excess of 60 days
are valued based on the mean between the
"bid" and "asked" prices determined by a
portfolio pricing service approved by
the Fund's Board of Trustees or obtained
by the Manager from two active market
makers in the security on the basis of
reasonable inquiry.
o     The following securities are
valued at the mean between the "bid" and
"asked" prices determined by a pricing
service approved by the Fund's Board of
Trustees or obtained by the Manager from
two active market makers in the security
on the basis of reasonable inquiry:
(1)   debt instruments that have a
               maturity of more than 397
               days when issued,
(2)   debt instruments that had a
               maturity of 397 days or
               less when issued and have
               a remaining maturity of
               more than 60 days, and
(3)   non-money market debt instruments
               that had a maturity of
               397 days or less when
               issued and which have a
               remaining maturity of 60
               days or less.
o     The following securities are
valued at cost, adjusted for
amortization of premiums and accretion
of discounts:
(1)   money market debt securities held
               by a non-money market
               fund that had a maturity
               of less than 397 days
               when issued that have a
               remaining maturity of 60
               days or less, and
(2)   debt instruments held by a money
               market fund that have a
               remaining maturity of 397
               days or less.
o     Securities (including restricted
securities) not having readily-available
market quotations are valued at fair
value determined under the Board's
procedures.  If the Manager is unable to
locate two market makers willing to give
quotes, a security may be priced at the
mean between the "bid" and "asked"
prices provided by a single active
market maker (which in certain cases may
be the "bid" price if no "asked" price
is available).

      In the case of U.S. government
securities, mortgage-backed securities,
corporate bonds and foreign government
securities, when last sale information
is not generally available, the Manager
may use pricing services approved by the
Board of Trustees. The pricing service
may use "matrix" comparisons to the
prices for comparable instruments on the
basis of quality, yield and maturity.
Other special factors may be involved
(such as the tax-exempt status of the
interest paid by municipal securities).
The Manager will monitor the accuracy of
the pricing services. That monitoring
may include comparing prices used for
portfolio valuation to actual sales
prices of selected securities.

      The closing prices in the London
foreign exchange market on a particular
business day that are provided to the
Manager by a bank, dealer or pricing
service that the Manager has determined
to be reliable are used to value foreign
currency, including forward contracts,
and to convert to U.S. dollars
securities that are denominated in
foreign currency.

      Puts, calls, and futures are
valued at the last sale price on the
principal exchange on which they are
traded or on Nasdaq, as applicable, as
determined by a pricing service approved
by the Board of Trustees or by the
Manager.  If there were no sales that
day, they shall be valued at the last
sale price on the preceding trading day
if it is within the spread of the
closing "bid" and "asked" prices on the
principal exchange or on Nasdaq on the
valuation date. If not, the value shall
be the closing bid price on the
principal exchange or on Nasdaq on the
valuation date.  If the put, call or
future is not traded on an exchange or
on Nasdaq, it shall be valued by the
mean between "bid" and "asked" prices
obtained by the Manager from two active
market makers. In certain cases that may
be at the "bid" price if no "asked"
price is available.

      When the Fund writes an option, an
amount equal to the premium received is
included in the Fund's Statement of
Assets and Liabilities as an asset. An
equivalent credit is included in the
liability section.  The credit is
adjusted ("marked-to-market") to reflect
the current market value of the option.
In determining the Fund's gain on
investments, if a call or put written by
the Fund is exercised, the proceeds are
increased by the premium received.  If a
call or put written by the Fund expires,
the Fund has a gain in the amount of the
premium. If the Fund enters into a
closing purchase transaction, it will
have a gain or loss, depending on
whether the premium received was more or
less than the cost of the closing
transaction.  If the Fund exercises a
put it holds, the amount the Fund
receives on its sale of the underlying
investment is reduced by the amount of
premium paid by the Fund.

How to Sell Shares

The information below supplements the
terms and conditions for redeeming
shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal
Funds Wire.  The Federal Funds wire of
redemption proceeds may be delayed if
the Fund's custodian bank is not open
for business on a day when the Fund
would normally authorize the wire to be
made, which is usually the Fund's next
regular business day following the
redemption.  In those circumstances, the
wire will not be transmitted until the
next bank business day on which the Fund
is open for business.  No dividends will
be paid on the proceeds of redeemed
shares awaiting transfer by Federal
Funds wire.

Reinvestment Privilege. Within six
months of a redemption, a shareholder
may reinvest all or part of the
redemption proceeds of:
o     Class A shares purchased subject
         to an initial sales charge or
         Class A shares on which a
         contingent deferred sales
         charge was paid, or
o     Class B shares that were subject
         to the Class B contingent
         deferred sales charge when
         redeemed.

      The reinvestment may be made
without sales charge only in Class A
shares of the Fund or any of the other
Oppenheimer funds into which shares of
the Fund are exchangeable as described
in "How to Exchange Shares" below.
Reinvestment will be at the net asset
value next computed after the Transfer
Agent receives the reinvestment order.
The shareholder must ask the Transfer
Agent for that privilege at the time of
reinvestment. This privilege does not
apply to Class C, Class N or Class Y
shares. The Fund may amend, suspend or
cease offering this reinvestment
privilege at any time as to shares
redeemed after the date of such
amendment, suspension or cessation.

      Any capital gain that was realized
when the shares were redeemed is
taxable, and reinvestment will not alter
any capital gains tax payable on that
gain. If there has been a capital loss
on the redemption, some or all of the
loss may not be tax deductible,
depending on the timing and amount of
the reinvestment. Under the Internal
Revenue Code, if the redemption proceeds
of Fund shares on which a sales charge
was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds
within 90 days of payment of the sales
charge, the shareholder's basis in the
shares of the Fund that were redeemed
may not include the amount of the sales
charge paid. That would reduce the loss
or increase the gain recognized from the
redemption. However, in that case the
sales charge would be added to the basis
of the shares acquired by the
reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus
states that payment for shares tendered
for redemption is ordinarily made in
cash. However, under certain
circumstances, the Board of Trustees of
the Fund may determine that it would be
detrimental to the best interests of the
remaining shareholders of the Fund to
make payment of a redemption order
wholly or partly in cash. In that case,
the Fund may pay the redemption proceeds
in whole or in part by a distribution
"in kind" of liquid securities from the
portfolio of the Fund, in lieu of cash.

      The Fund has elected to be
governed by Rule 18f-1 under the
Investment Company Act. Under that rule,
the Fund is obligated to redeem shares
solely in cash up to the lesser of
$250,000 or 1% of the net assets of the
Fund during any 90-day period for any
one shareholder. If shares are redeemed
in kind, the redeeming shareholder might
incur brokerage or other costs in
selling the securities for cash. The
Fund will value securities used to pay
redemptions in kind using the same
method the Fund uses to value its
portfolio securities described above
under "Determination of Net Asset Values
Per Share." That valuation will be made
as of the time the redemption price is
determined.

Involuntary Redemptions. The Fund's
Board of Trustees has the right to cause
the involuntary redemption of the shares
held in any account if the aggregate net
asset value of those shares is less than
$500 or such lesser amount as the Board
may fix. The Board will not cause the
involuntary redemption of shares in an
account if the aggregate net asset value
of such shares has fallen below the
stated minimum solely as a result of
market fluctuations. If the Board
exercises this right, it may also fix
the requirements for any notice to be
given to the shareholders in question
(not less than 30 days). The Board may
alternatively set requirements for the
shareholder to increase the investment,
or set other terms and conditions so
that the shares would not be
involuntarily redeemed.

Transfers of Shares. A transfer of
shares to a different registration is
not an event that triggers the payment
of sales charges. Therefore, shares are
not subject to the payment of a
contingent deferred sales charge of any
class at the time of transfer to the
name of another person or entity. It
does not matter whether the transfer
occurs by absolute assignment, gift or
bequest, as long as it does not involve,
directly or indirectly, a public sale of
the shares. When shares subject to a
contingent deferred sales charge are
transferred, the transferred shares will
remain subject to the contingent
deferred sales charge. It will be
calculated as if the transferee
shareholder had acquired the transferred
shares in the same manner and at the
same time as the transferring
shareholder.

      If less than all shares held in an
account are transferred, and some but
not all shares in the account would be
subject to a contingent deferred sales
charge if redeemed at the time of
transfer, the priorities described in
the Prospectus under "How to Buy Shares"
for the imposition of the Class B, Class
C and Class N contingent deferred sales
charge will be followed in determining
the order in which shares are
transferred.

Distributions From Retirement Plans.
Requests for distributions from
OppenheimerFunds-sponsored IRAs,
SEP-IRAs, SIMPLE IRAs, 403(b)(7)
custodial plans, 401(k) plans or pension
or profit-sharing plans should be
addressed to "Trustee, OppenheimerFunds
Retirement Plans," c/o the Transfer
Agent at its address listed in "How To
Sell Shares" in the Prospectus or on the
back cover of this Statement of
Additional Information. The request
must:
(1)   state the reason for the
         distribution;
(2)   state the owner's awareness of tax
         penalties if the distribution
         is premature; and
(3)   conform to the requirements of the
         plan and the Fund's other
         redemption requirements.

      Participants (other than
self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or
profit-sharing plans with shares of the
Fund held in the name of the plan or its
fiduciary may not directly request
redemption of their accounts. The plan
administrator or fiduciary must sign the
request.

      Distributions from pension and
profit sharing plans are subject to
special requirements under the Internal
Revenue Code and certain documents
(available from the Transfer Agent) must
be completed and submitted to the
Transfer Agent before the distribution
may be made. Distributions from
retirement plans are subject to
withholding requirements under the
Internal Revenue Code, and IRS Form W-4P
(available from the Transfer Agent) must
be submitted to the Transfer Agent with
the distribution request, or the
distribution may be delayed. Unless the
shareholder has provided the Transfer
Agent with a certified tax
identification number, the Internal
Revenue Code requires that tax be
withheld from any distribution even if
the shareholder elects not to have tax
withheld. The Fund, the Manager, the
Distributor, and the Transfer Agent
assume no responsibility to determine
whether a distribution satisfies the
conditions of applicable tax laws and
will not be responsible for any tax
penalties assessed in connection with a
distribution.

Special Arrangements for Repurchase of
Shares from Dealers and Brokers. The
Distributor is the Fund's agent to
repurchase its shares from authorized
dealers or brokers on behalf of their
customers. Shareholders should contact
their broker or dealer to arrange this
type of redemption. The repurchase price
per share will be the net asset value
next computed after the Distributor
receives an order placed by the dealer
or broker. However, if the Distributor
receives a repurchase order from a
dealer or broker after the close of the
Exchange on a regular business day, it
will be processed at that day's net
asset value if the order was received by
the dealer or broker from its customers
prior to the time the Exchange closes.
Normally, the Exchange closes at 4:00
P.M., but may do so earlier on some
days. Additionally, the order must have
been transmitted to and received by the
Distributor prior to its close of
business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed
by a broker-dealer under this procedure,
payment will be made within three
business days after the shares have been
redeemed upon the Distributor's receipt
of the required redemption documents in
proper form. The signature(s) of the
registered owners on the redemption
documents must be guaranteed as
described in the Prospectus.

Automatic Withdrawal and Exchange Plans.
Investors owning shares of the Fund
valued at $5,000 or more can authorize
the Transfer Agent to redeem shares
(having a value of at least $50)
automatically on a monthly, quarterly,
semi-annual or annual basis under an
Automatic Withdrawal Plan. Shares will
be redeemed three business days prior to
the date requested by the shareholder
for receipt of the payment. Automatic
withdrawals of up to $1,500 per month
may be requested by telephone if
payments are to be made by check payable
to all shareholders of record. Payments
must also be sent to the address of
record for the account and the address
must not have been changed within the
prior 30 days. Required minimum
distributions from
OppenheimerFunds-sponsored retirement
plans may not be arranged on this basis.

      Payments are normally made by
check, but shareholders having
AccountLink privileges (see "How To Buy
Shares") may arrange to have Automatic
Withdrawal Plan payments transferred to
the bank account designated on the
account application or by
signature-guaranteed instructions sent
to the Transfer Agent. Shares are
normally redeemed pursuant to an
Automatic Withdrawal Plan three business
days before the payment transmittal date
you select in the account application.
If a contingent deferred sales charge
applies to the redemption, the amount of
the check or payment will be reduced
accordingly.

      The Fund cannot guarantee receipt
of a payment on the date requested. The
Fund reserves the right to amend,
suspend or discontinue offering these
plans at any time without prior notice.
Because of the sales charge assessed on
Class A share purchases, shareholders
should not make regular additional Class
A share purchases while participating in
an Automatic Withdrawal Plan. Class B,
Class C and Class N shareholders should
not establish automatic withdrawal
plans, because of the potential
imposition of the contingent deferred
sales charge on such withdrawals (except
where the Class B, Class C or Class N
contingent deferred sales charge is
waived as described in Appendix C to
this Statement of Additional
Information).

      By requesting an Automatic
Withdrawal or Exchange Plan, the
shareholder agrees to the terms and
conditions that apply to such plans, as
stated below. These provisions may be
amended from time to time by the Fund
and/or the Distributor. When adopted,
any amendments will automatically apply
to existing Plans.

      Automatic Exchange Plans.
Shareholders can authorize the Transfer
Agent to exchange a pre-determined
amount of shares of the Fund for shares
(of the same class) of other Oppenheimer
funds automatically on a monthly,
quarterly, semi-annual or annual basis
under an Automatic Exchange Plan. The
minimum amount that may be exchanged to
each other fund account is $50.
Instructions should be provided on the
OppenheimerFunds Application or
signature-guaranteed instructions.
Exchanges made under these plans are
subject to the restrictions that apply
to exchanges as set forth in "How to
Exchange Shares" in the Prospectus and
below in this Statement of Additional
Information.

|X|   Automatic Withdrawal Plans. Fund
shares will be redeemed as necessary to
meet withdrawal payments. Shares
acquired without a sales charge will be
redeemed first. Shares acquired with
reinvested dividends and capital gains
distributions will be redeemed next,
followed by shares acquired with a sales
charge, to the extent necessary to make
withdrawal payments. Depending upon the
amount withdrawn, the investor's
principal may be depleted. Payments made
under these plans should not be
considered as a yield or income on your
investment.

      The Transfer Agent will administer
the investor's Automatic Withdrawal Plan
as agent for the shareholder(s) (the
"Planholder") who executed the plan
authorization and application submitted
to the Transfer Agent. Neither the Fund
nor the Transfer Agent shall incur any
liability to the Planholder for any
action taken or not taken by the
Transfer Agent in good faith to
administer the plan. Share certificates
will not be issued for shares of the
Fund purchased for and held under the
plan, but the Transfer Agent will credit
all such shares to the account of the
Planholder on the records of the Fund.
Any share certificates held by a
Planholder may be surrendered unendorsed
to the Transfer Agent with the plan
application so that the shares
represented by the certificate may be
held under the plan.

      For accounts subject to Automatic
Withdrawal Plans, distributions of
capital gains must be reinvested in
shares of the Fund, which will be done
at net asset value without a sales
charge. Dividends on shares held in the
account may be paid in cash or
reinvested.

      Shares will be redeemed to make
withdrawal payments at the net asset
value per share determined on the
redemption date. Checks or AccountLink
payments representing the proceeds of
Plan withdrawals will normally be
transmitted three business days prior to
the date selected for receipt of the
payment, according to the choice
specified in writing by the Planholder.
Receipt of payment on the date selected
cannot be guaranteed.

      The amount and the interval of
disbursement payments and the address to
which checks are to be mailed or
AccountLink payments are to be sent may
be changed at any time by the Planholder
by writing to the Transfer Agent. The
Planholder should allow at least two
weeks' time after mailing such
notification for the requested change to
be put in effect. The Planholder may, at
any time, instruct the Transfer Agent by
written notice to redeem all, or any
part of, the shares held under the plan.
That notice must be in proper form in
accordance with the requirements of the
then-current Prospectus of the Fund. In
that case, the Transfer Agent will
redeem the number of shares requested at
the net asset value per share in effect
and will mail a check for the proceeds
to the Planholder.

      The Planholder may terminate a
plan at any time by writing to the
Transfer Agent. The Fund may also give
directions to the Transfer Agent to
terminate a plan. The Transfer Agent
will also terminate a plan upon its
receipt of evidence satisfactory to it
that the Planholder has died or is
legally incapacitated. Upon termination
of a plan by the Transfer Agent or the
Fund, shares that have not been redeemed
will be held in uncertificated form in
the name of the Planholder. The account
will continue as a
dividend-reinvestment, uncertificated
account unless and until proper
instructions are received from the
Planholder, his or her executor or
guardian, or another authorized person.

      To use Class A shares held under
the plan as collateral for a debt, the
Planholder may request issuance of a
portion of the shares in certificated
form. Upon written request from the
Planholder, the Transfer Agent will
determine the number of shares for which
a certificate may be issued without
causing the withdrawal checks to stop.
However, should such uncertificated
shares become exhausted, Plan
withdrawals will terminate.

      If the Transfer Agent ceases to
act as transfer agent for the Fund, the
Planholder will be deemed to have
appointed any successor transfer agent
to act as agent in administering the
plan.

How to Exchange Shares

As stated in the Prospectus, shares of a
particular class of Oppenheimer funds
having more than one class of shares may
be exchanged only for shares of the same
class of other Oppenheimer funds. Shares
of Oppenheimer funds that have a single
class without a class designation are
deemed "Class A" shares for this
purpose. You can obtain a current list
showing which funds offer which classes
of shares by calling the Distributor.

o     All of the Oppenheimer funds
      currently offer Class A, B, C, N
      and Y shares with the following
      exceptions:

   The following funds only offer Class
   A shares:
Centennial America Fund, L.P.              Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust     Centennial Tax Exempt Trust
   Centennial Government Trust               Oppenheimer Money Market Fund,
                                             Inc.
   Centennial Money Market Trust

   The following funds do not offer Class N shares:

   Oppenheimer AMT-Free Municipals           Oppenheimer Pennsylvania Municipal
                                             Fund
   Oppenheimer AMT-Free New York             Oppenheimer Rochester National
   Municipals                                Municipals
   Oppenheimer California Municipal Fund     Limited Term New York Municipal Fund
   Oppenheimer Limited Term Municipal        Oppenheimer Senior Floating Rate Fund
   Fund
   Oppenheimer New Jersey Municipal Fund     Rochester Fund Municipals

   The following funds do not offer Class Y shares:

   Oppenheimer AMT-Free Municipals          Oppenheimer Limited Term Municipal Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer Multiple Strategies Fund
   Oppenheimer California Municipal Fund    Oppenheimer New Jersey Municipal Fund
   Oppenheimer Capital Income Fund          Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer Cash Reserves                Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer Champion Income Fund         Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer Convertible Securities Fund  Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer Disciplined Allocation Fund  Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Developing Markets Fund      Oppenheimer Rochester National Municipals
   Oppenheimer Gold & Special Minerals Fund Oppenheimer Senior Floating Rate Fund
   Oppenheimer International Bond Fund      Oppenheimer Small Cap Value Fund
   Oppenheimer International Growth Fund    Oppenheimer Total Return Bond Fund
   Oppenheimer International Small Company  Limited Term New York Municipal Fund
   Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash
      Reserves or Oppenheimer Limited-Term Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital
      Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation
      Fund.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the
      Distributor of eligibility for this privilege at the time the shares of
      Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund until after the expiration of the warranty period
      (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund II until after the expiration of the warranty period
      (2/4/2011).

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.
      Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B,
Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by
checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

Excise Tax on Regulated Investment Companies. Under the Internal Revenue
Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and
98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.
However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.
      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number
-------
when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in
March of each year.

If the ordinary income dividends from the Fund are effectively connected with
                                               ---
the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors. KPMG LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services.  They also act as auditors for certain other funds advised by the
Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of
 Oppenheimer Quest For Value Funds:

 We have audited the accompanying statement of assets and liabilities including the statement of investments of Oppenheimer Quest Opportunity Value Fund (one of the portfolios constituting the Oppenheimer Quest For Value Funds) as of
 October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 1999, were audited by other auditors whose report dated November 19, 1999, expressed an unqualified opinion on this information.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer Quest Opportunity Value Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

 KPMG LLP

 Denver, Colorado
 November 21, 2003

11  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
STATEMENT OF INVESTMENTS  October 31, 2003

                               Market Value
                      Shares     See Note 1
---------------------------------------------
 Common Stocks--74.0%
---------------------------------------------
 Consumer Discretionary--11.7%
---------------------------------------------
 Automobiles--1.0%
 Honda Motor Co.
 Ltd., Sponsored
 ADR               1,005,000 $   20,150,250
---------------------------------------------
 Hotels, Restaurants & Leisure--4.2%
 Carnival Corp.    1,259,400     43,965,654
---------------------------------------------
 Marriott
 International, Inc.,
 Cl. A             1,012,800     43,752,960
                             ----------------
                                 87,718,614
---------------------------------------------
 Media--4.3%
 Clear Channel
 Communications,
 Inc.                451,000     18,409,820
---------------------------------------------
 General Motors
 Corp., Cl. H 1    1,729,100     28,409,113
---------------------------------------------
 Liberty Media
 Corp., Cl. A 1    1,983,000     20,008,470
---------------------------------------------
 Omnicom
 Group, Inc.         167,600     13,374,480
---------------------------------------------
 Time Warner,
 Inc. 1              650,000      9,938,500
                             ----------------
                                 90,140,383

---------------------------------------------
 Multiline Retail--1.3%
 Dollar General
 Corp.             1,232,300     27,689,781
---------------------------------------------
 Specialty Retail--0.9%
 Office Depot,
 Inc. 1            1,344,000     20,065,920
---------------------------------------------
 Consumer Staples--4.6%
---------------------------------------------
 Food Products--2.1%
 Dean Foods
 Co. 1               538,000     16,274,500
---------------------------------------------
 Kraft Foods, Inc.,
 Cl. A               950,000     27,645,000
                             ----------------
                                 43,919,500
---------------------------------------------
 Household Products--0.5%
 Procter & Gamble
 Corp. (The)         113,000     11,106,770
---------------------------------------------
 Personal Products--1.2%
 Gillette Co.        811,000     25,870,900
---------------------------------------------
 Tobacco--0.8%
 Altria Group,
 Inc.                367,100     17,070,150

                               Market Value
                      Shares     See Note 1
---------------------------------------------
 Energy--5.1%
---------------------------------------------
 Oil & Gas--5.1%
 BP plc, ADR         986,500 $   41,807,870
---------------------------------------------
 ConocoPhillips      783,100     44,754,165
---------------------------------------------
 Exxon Mobil Corp.   565,000     20,667,700
                             ----------------
                                107,229,735

---------------------------------------------
 Financials--20.8%
---------------------------------------------
 Capital Markets--0.8%
 Bank of New York
 Co., Inc. (The)     506,500     15,797,735
---------------------------------------------
 Commercial Banks--5.0%
 Wells Fargo
 & Co.             1,884,200    106,118,144
---------------------------------------------
 Diversified Financial Services--4.5%
 Citigroup, Inc.   1,467,133     69,542,104
---------------------------------------------
 Morgan Stanley      163,000      8,943,810
---------------------------------------------
 Schwab (Charles)
 Corp.             1,136,000     15,404,160
                             ----------------
                                 93,890,074

---------------------------------------------
 Insurance--4.9%
 AFLAC, Inc.       1,042,000     38,012,160
---------------------------------------------
 American
 International
 Group, Inc.         431,700     26,260,311
---------------------------------------------
 UnumProvident
 Corp.               770,400     12,611,448
---------------------------------------------
 XL Capital Ltd.,
 Cl. A               395,000     27,452,500
                             ----------------
                                104,336,419

---------------------------------------------
 Thrifts & Mortgage Finance--5.6%
 Fannie Mae          225,000     16,130,250
---------------------------------------------
 Freddie Mac       1,806,200    101,382,006
                             ----------------
                                117,512,256

---------------------------------------------
 Health Care--11.0%
---------------------------------------------
 Biotechnology--0.7%
 Wyeth               367,000     16,199,380
---------------------------------------------
 Health Care Providers & Services--4.1%
 Anthem, Inc. 1      199,000     13,617,570
---------------------------------------------
 McKesson Corp.    1,283,000     38,836,410
---------------------------------------------
 Quest Diagnostics,
 Inc. 1              493,000     33,351,450
                             ----------------
                                 85,805,430

12  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

                               Market Value
                      Shares     See Note 1
---------------------------------------------
 Pharmaceuticals--6.2%
 Eli Lilly & Co.     233,200 $   15,535,784
---------------------------------------------
 Johnson &
 Johnson             256,000     12,884,480
---------------------------------------------
 Pfizer, Inc.      1,976,000     62,441,600
---------------------------------------------
 Sanofi-Synthelabo
 SA, ADR           1,288,000     39,799,200
                             ----------------
                                130,661,064

---------------------------------------------
 Industrials--4.6%
---------------------------------------------
 Industrial Conglomerates--3.9%
 General Electric
 Co.               1,827,900     53,027,379
---------------------------------------------
 Tyco International
 Ltd.              1,400,000     29,232,000
                             ----------------
                                 82,259,379
---------------------------------------------
 Road & Rail--0.7%
 Union Pacific
 Corp.               219,000     13,709,400
---------------------------------------------
 Information Technology--7.9%
---------------------------------------------
 Communications Equipment--2.3%
 JDS Uniphase
 Corp. 1           5,268,600     18,703,530
---------------------------------------------
 Nokia Corp.,
 Sponsored ADR,
 A Shares          1,739,000     29,545,610
                             ----------------
                                 48,249,140

---------------------------------------------
 Computers & Peripherals--2.2%
 Dell, Inc. 1        492,000     17,771,040
---------------------------------------------
 EMC Corp. 1       1,997,000     27,638,480
                             ----------------
                                 45,409,520

---------------------------------------------
 Semiconductors & Semiconductor Equipment--0.2%
 Agere Systems,
 Inc., Cl. A 1     1,455,900      5,066,532
---------------------------------------------
 Software--3.2%
 Dassault Systemes
 SA, ADR             578,866     24,381,836
---------------------------------------------
 Microsoft Corp.   1,659,200     43,388,080
                             ----------------
                                 67,769,916

                               Market Value
                      Shares     See Note 1
---------------------------------------------
 Materials--4.9%
---------------------------------------------
 Metals & Mining--3.3%
 Alcan, Inc.         546,000 $   21,801,780
---------------------------------------------
 Inco Ltd. 1         572,300     19,000,360
---------------------------------------------
 Nucor Corp.         547,200     30,002,976
                             ----------------
                                 70,805,116

---------------------------------------------
 Paper & Forest Products--1.6%
 International
 Paper Co.           632,000     24,869,200
---------------------------------------------
 MeadWestvaco
 Corp.               335,000      8,683,200
                             ----------------
                                 33,552,400

---------------------------------------------
 Telecommunication Services--2.1%
---------------------------------------------
 Diversified Telecommunication Services--2.1%
 Alltel Corp.        785,400     37,125,858
---------------------------------------------
 Verizon
 Communications,
 Inc.                234,000      7,862,400
                             ----------------
                                 44,988,258

---------------------------------------------
 Utilities--1.3%
---------------------------------------------
 Electric Utilities--1.3%
 Exelon Corp.        419,000     26,585,550
                             ----------------
 Total Common Stocks
 (Cost $1,295,128,865)        1,559,677,716

13  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
STATEMENT OF INVESTMENTS Continued

                   Principal   Market Value
                      Amount     See Note 1
---------------------------------------------
 U.S. Government Obligations--19.8%
 U.S. Treasury Nts.,
 5.75%, 11/15/05
 (Cost
 $414,041,973)  $388,000,000 $  418,130,916
---------------------------------------------
 Short-Term Notes--4.8%
---------------------------------------------
 American Express Credit Corp.:
 1.03%, 11/5/03   50,000,000     49,994,278
 1.03%, 12/3/03   11,000,000     10,989,929
---------------------------------------------
 Federal Home Loan Bank:
 0.96%, 11/20/03  16,000,000     15,991,893
 1.09%, 11/7/03   10,000,000      9,998,367
---------------------------------------------
 Student Loan
 Marketing Assn.,
 0.94%, 11/3/03   13,376,000     13,375,301
                             ----------------
 Total Short-Term Notes
 (Cost $100,349,768)            100,349,768

---------------------------------------------
 Total Investments,
 at Value
 (Cost
 $1,809,520,606)       98.6%  2,078,158,400
---------------------------------------------
 Other Assets
 Net of Liabilities     1.4      30,118,064
                   ------------------------
 Net Assets           100.0% $2,108,276,464
                   ========================

Footnote to Statement of Investments
1. Non-income producing security.

See accompanying Notes to Financial Statements.

14  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES  October 31, 2003

--------------------------------------------------------------------------------
 Assets
--------------------------------------------------------------------------------
 Investments, at value (including securities loaned
 of approximately $218,791,000)
 (cost $1,809,520,606)--see accompanying statement              $2,078,158,400
--------------------------------------------------------------------------------
 Cash                                                                1,020,826
--------------------------------------------------------------------------------
 Collateral for securities loaned                                  223,234,041
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                   30,687,710
 Interest and dividends                                             12,087,913
 Shares of beneficial interest sold                                  1,073,102
 Other                                                                  35,081
                                                                ----------------
 Total assets                                                    2,346,297,073

--------------------------------------------------------------------------------
 Liabilities
--------------------------------------------------------------------------------
 Return of collateral for securities loaned                        223,234,041
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                               9,734,563
 Shares of beneficial interest redeemed                              3,398,045
 Transfer and shareholder servicing agent fees                         495,912
 Distribution and service plan fees                                    444,038
 Trustees' compensation                                                345,181
 Shareholder reports                                                   342,082
 Other                                                                  26,747
                                                                ----------------
 Total liabilities                                                 238,020,609

--------------------------------------------------------------------------------
 Net Assets                                                     $2,108,276,464
                                                                ================

--------------------------------------------------------------------------------
 Composition of Net Assets
--------------------------------------------------------------------------------
 Par value of shares of beneficial interest                     $      707,430
--------------------------------------------------------------------------------
 Additional paid-in capital                                      1,946,641,501
--------------------------------------------------------------------------------
 Undistributed net investment income                                 3,284,257
--------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions         (110,994,518)
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments                        268,637,794
                                                                ----------------
 Net Assets                                                     $2,108,276,464
                                                                ================

15  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES Continued

--------------------------------------------------------------------------------
 Net Asset Value Per Share
--------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $1,429,156,584 and 47,631,394 shares of beneficial
 interest outstanding)                                                   $30.00
 Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                           $31.83
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $424,121,409
 and 14,443,777 shares of beneficial interest outstanding)               $29.36
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per share
 (based on net assets of $205,336,398
 and 7,009,831 shares of beneficial interest outstanding)                $29.29
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per share
 (based on net assets of $19,538,217
 and 657,377 shares of beneficial interest outstanding)                  $29.72
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share
 (based on net assets of $30,123,856 and 1,000,619 shares of
 beneficial interest outstanding)                                        $30.11

 See accompanying Notes to Financial Statements.

16  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
STATEMENT OF OPERATIONS  For the Year Ended October 31, 2003

--------------------------------------------------------------------------------
 Investment Income
--------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $380,694)       $   29,677,915
--------------------------------------------------------------------------------
 Interest                                                           11,225,424
                                                                ----------------
 Total investment income                                            40,903,339

--------------------------------------------------------------------------------
 Expenses
--------------------------------------------------------------------------------
 Management fees                                                    17,971,564
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                             3,410,081
 Class B                                                             5,283,897
 Class C                                                             1,982,203
 Class N                                                                88,318
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                             3,482,975
 Class B                                                             1,550,793
 Class C                                                               521,794
 Class N                                                               128,208
 Class Y                                                               113,757
--------------------------------------------------------------------------------
 Shareholder reports                                                   566,427
--------------------------------------------------------------------------------
 Trustees' compensation                                                 62,125
--------------------------------------------------------------------------------
 Custodian fees and expenses                                            19,179
--------------------------------------------------------------------------------
 Other                                                                 140,900
                                                                ----------------
 Total expenses                                                     35,322,221
 Less reduction to custodian expenses                                   (3,687)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class A                                         (17,840)
 Less voluntary waiver of transfer and shareholder servicing
 agent fees--Class B                                                   (11,604)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class C                                          (2,641)
 Less voluntary waiver of transfer and
 shareholder servicing agent fees--Class N                             (71,597)
 Less voluntary waiver of transfer and shareholder servicing
 agent fees--Class Y                                                   (25,868)
                                                                ----------------
 Net expenses                                                       35,188,984

--------------------------------------------------------------------------------
 Net Investment Income                                               5,714,355

--------------------------------------------------------------------------------
 Realized and Unrealized Gain
--------------------------------------------------------------------------------
 Net realized gain on investments                                   83,270,706
--------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments              186,989,138

--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations             $275,974,199
                                                                  ==============

 See accompanying Notes to Financial Statements.

17  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended October 31,                                  2003            2002
--------------------------------------------------------------------------------
 Operations
--------------------------------------------------------------------------------
 Net investment income                         $    5,714,355  $   13,152,268
--------------------------------------------------------------------------------
 Net realized gain (loss)                          83,270,706    (167,047,784)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation            186,989,138    (240,811,400)
                                               ---------------------------------
 Net increase (decrease) in net assets
 resulting from operations                        275,974,199    (394,706,916)

--------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders
--------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                          (11,712,436)    (15,901,977)
 Class B                                                   --      (6,149,541)
 Class C                                             (389,823)     (1,540,507)
 Class N                                             (132,979)        (56,109)
 Class Y                                             (317,784)       (378,333)

--------------------------------------------------------------------------------
 Beneficial Interest Transactions
--------------------------------------------------------------------------------
 Net increase (decrease) in net assets
 resulting from beneficial interest
 transactions:
 Class A                                           75,115,637     117,293,913
 Class B                                         (328,186,775)   (314,532,059)
 Class C                                          (23,354,332)    (13,709,069)
 Class N                                            2,256,746      14,922,973
 Class Y                                            1,839,588     (18,471,746)

--------------------------------------------------------------------------------
 Net Assets
--------------------------------------------------------------------------------
 Total decrease                                    (8,907,959)   (633,229,371)
--------------------------------------------------------------------------------
 Beginning of period                            2,117,184,423   2,750,413,794
                                               ---------------------------------
 End of period [including undistributed
 net investment income  of $3,284,257 and
 $10,122,924, respectively]                    $2,108,276,464  $2,117,184,423
                                               =================================

 See accompanying Notes to Financial Statements.

18  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
FINANCIAL HIGHLIGHTS
Class  A        Year Ended October 31,           2003       2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------
 Per Share Operating Data
---------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $ 26.41     $ 31.30     $ 36.04     $ 39.96     $ 36.44
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .14         .24         .33         .59         .22
 Net realized and unrealized gain (loss)          3.71       (4.74)      (1.19)        .34        5.46
                                            -------------------------------------------------------------
 Total from investment operations                 3.85       (4.50)       (.86)        .93        5.68
----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.26)       (.39)       (.58)       (.20)       (.31)
 Distributions from net realized gain               --          --       (3.30)      (4.65)      (1.85)
                                            -------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (.26)       (.39)      (3.88)      (4.85)      (2.16)
----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $30.00      $26.41      $31.30      $36.04      $39.96
                                            =============================================================

---------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1              14.70%     (14.60)%     (2.79)%      2.82%      16.31%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
 Net assets, end of period
 (in thousands)                             $1,429,157  $1,181,014  $1,285,953  $1,325,552  $1,820,497
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $1,292,117  $1,300,422  $1,348,895  $1,486,116  $1,894,250
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                            0.53%       0.82%       1.01%       1.42%       0.50%
 Total expenses                                   1.44% 3,4   1.52% 3,4   1.51% 3     1.53% 3     1.57% 3
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            63%         73%         42%         63%         47%
1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

19  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
FINANCIAL HIGHLIGHTS Continued
Class  B        Year Ended October 31,           2003       2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------
 Per Share Operating Data
---------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $ 25.79     $ 30.56     $ 35.25     $ 39.19     $ 35.79
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                     (.11)        .03         .15         .32        (.02)
 Net realized and unrealized gain (loss)          3.68       (4.63)      (1.20)        .39        5.41
                                              -----------------------------------------------------------
 Total from investment operations                 3.57       (4.60)      (1.05)        .71        5.39
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --        (.17)       (.34)         --        (.14)
 Distributions from net realized gain               --          --       (3.30)      (4.65)      (1.85)
                                              -----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    --        (.17)      (3.64)      (4.65)      (1.99)
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $29.36      $25.79      $30.56      $35.25      $39.19
                                              ===========================================================

---------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1              13.84%     (15.16)%     (3.40)%      2.23%      15.72%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)     $424,121    $693,380  $1,157,671  $1,393,095  $1,969,529
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $527,653    $981,593  $1,326,222  $1,585,561  $1,986,358
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                    (0.19)%      0.17%       0.42%       0.82%      (0.03)%
 Total expenses                                   2.20% 3,4   2.17% 3,4   2.11% 3     2.13% 3     2.10% 3
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            63%         73%         42%         63%         47%
1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

20  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Class  C        Year Ended October 31,           2003       2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------
 Per Share Operating Data
----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $ 25.77     $ 30.55     $ 35.24     $ 39.17     $ 35.75
----------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                     (.06)        .05         .14         .35        (.01)
 Net realized and unrealized gain (loss)          3.63       (4.65)      (1.18)        .37        5.40
                                              ------------------------------------------------------------
 Total from investment operations                 3.57       (4.60)      (1.04)        .72        5.39
----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.05)       (.18)       (.35)         --        (.12)
 Distributions from net realized gain               --          --       (3.30)      (4.65)      (1.85)
                                              ------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (.05)       (.18)      (3.65)      (4.65)      (1.97)
----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $29.29      $25.77      $30.55      $35.24      $39.17
                                              ============================================================

----------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1              13.88%     (15.16)%     (3.37)%      2.26%      15.74%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)     $205,336    $203,490    $257,556    $287,103    $428,182
----------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $198,226    $245,055    $280,327    $336,213    $448,383
----------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                    (0.19)%      0.18%       0.41%       0.86%      (0.02)%
 Total expenses                                   2.17% 3,4   2.16% 3,4   2.11% 3     2.08% 3     2.08% 3
----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            63%         73%         42%         63%         47%
1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

21  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
FINANCIAL HIGHLIGHTS  Continued

Class  N        Year Ended October 31,                      2003        2002         2001 1
---------------------------------------------------------------------------------------------
 Per Share Operating Data
---------------------------------------------------------------------------------------------
 Net asset value, beginning of period                      $ 26.21     $ 31.26     $ 33.48
---------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                         .09         .49         .03
 Net realized and unrealized gain (loss)                      3.65       (5.02)      (2.25)
                                                          -----------------------------------
 Total from investment operations                             3.74       (4.53)      (2.22)
---------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         (.23)       (.52)         --
 Distributions from net realized gain                           --          --          --
                                                          -----------------------------------
 Total dividends and/or distributions to shareholders         (.23)       (.52)         --
---------------------------------------------------------------------------------------------
 Net asset value, end of period                             $29.72      $26.21      $31.26
                                                          ===================================

---------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                          14.39%     (14.78)%     (6.63)%
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                  $19,538     $14,843      $2,292
---------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $17,677     $10,295      $  646
---------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                        0.23%       0.55%       0.47%
 Total expenses                                               2.14%       1.76%       1.63%
 Expenses after expense reimbursement or fee waiver
 and reduction to custodian expenses                          1.73%        N/A 4,5     N/A 4
---------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        63%         73%         42%
1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

22  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Class  Y        Year Ended October 31,           2003       2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------
 Per Share Operating Data
---------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period          $ 26.53     $ 31.40     $ 36.21     $ 40.17     $ 36.64
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .20         .56         .45         .71         .35
 Net realized and unrealized gain (loss)          3.72       (4.99)      (1.21)        .39        5.48
                                              -----------------------------------------------------------
 Total from investment operations                 3.92       (4.43)       (.76)       1.10        5.83
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.34)       (.44)       (.75)       (.41)       (.45)
 Distributions from net realized gain               --          --       (3.30)      (4.65)      (1.85)
                                              -----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (.34)       (.44)      (4.05)      (5.06)      (2.30)
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $30.11      $26.53      $31.40      $36.21      $40.17
                                              ===========================================================

---------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1              14.97%     (14.34)%     (2.48)%      3.30%      16.74%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)      $30,124     $24,458     $46,942     $39,945     $54,692
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $27,078     $28,726     $45,797     $43,926     $41,178
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                            0.74%       1.17%       1.32%       1.87%       0.98%
 Total expenses                                   1.33%       1.34%       1.17%       1.07%       1.14%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                               1.23%       1.23%        N/A 3       N/A 3       N/A 3
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            63%         73%         42%         63%         47%
1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

23  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Quest Opportunity Value Fund (the Fund), a series of Oppenheimer
 Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek growth of capital. The Fund's investment advisor is
 OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with OpCap Advisors.
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class
 A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
 Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued.
 In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the
 Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in
 U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

24  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal
 Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
 Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.
                                                                Net Unrealized
                                                                  Appreciation
                                                              Based on Cost of
                                                                Securities and
           Undistributed   Undistributed       Accumulated   Other Investments
           Net Investment      Long-Term              Loss  for Federal Income
           Income                   Gain  Carryforward 1,2        Tax Purposes
           ------------------------------------------------------------------
           $3,626,050                $--      $110,007,031        $267,650,311

 1. As of October 31, 2003, the Fund had $110,007,031 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 31, 2003, details of the capital loss carryforward were as follows:

                              Expiring
                              ----------------------
                              2010      $110,007,031

 2. During the fiscal year October 31, 2003, the Fund utilized $72,470,684 of capital loss carryforward to offset capital gains realized in that fiscal year.
 During the fiscal year October 31, 2002, the Fund did not utilize any capital loss carryforwards.

 The tax character of distributions paid during the years ended October 31, 2003 and October 31, 2002 was as follows:

                                           Year Ended        Year Ended
                                     October 31, 2003  October 31, 2002
                 ------------------------------------------------------
                 Distributions paid from:
                 Ordinary income          $12,553,022       $24,026,467

25  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
NOTES TO FINANCIAL STATEMENTS  CONTINUED

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities
                 and other investments          $1,810,508,089
                                                ==============

                 Gross unrealized appreciation  $  283,161,402
                 Gross unrealized depreciation     (15,511,091)
                                                --------------
                 Net unrealized appreciation    $  267,650,311
                                                ==============

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
 October 31, 2003, the Fund's projected benefit obligations were increased by
 $9,969 and payments of $8,954 were made to retired trustees, resulting in an accumulated liability of $341,794 as of October 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the
 Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other
 Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.

26  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest

 The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:
                           Year Ended October 31, 2003   Year Ended October 31, 2002
                                Shares         Amount         Shares         Amount
----------------------------------------------------------------------------------------
 Class A
 Sold                       15,512,162  $ 418,441,325     14,738,098  $ 441,197,976
 Dividends and/or
 distributions reinvested      414,020     10,892,875        463,238     14,754,127
 Redeemed                  (13,009,920)  (354,218,563)   (11,574,654)  (338,658,190)
                           -------------------------------------------------------------
 Net increase                2,916,262  $  75,115,637      3,626,682  $ 117,293,913
                           =============================================================

----------------------------------------------------------------------------------------
 Class B
 Sold                        1,759,775  $  46,740,716      2,934,475  $  87,327,724
 Dividends and/or
 distributions reinvested           --             --        178,950      5,599,347
 Redeemed                  (14,198,043)  (374,927,491)   (14,116,397)  (407,459,130)
                           -------------------------------------------------------------
 Net decrease              (12,438,268) $(328,186,775)   (11,002,972) $(314,532,059)
                           =============================================================

----------------------------------------------------------------------------------------
 Class C
 Sold                          839,530  $  22,356,887      1,336,866  $  39,503,632
 Dividends and/or
 distributions reinvested       13,425        347,059         43,323      1,354,281
 Redeemed                   (1,738,392)   (46,058,278)    (1,916,590)   (54,566,982)
                           -------------------------------------------------------------
 Net decrease                 (885,437) $ (23,354,332)      (536,401) $ (13,709,069)
                           =============================================================

----------------------------------------------------------------------------------------
 Class N
 Sold                          313,856  $   8,489,890        587,227  $  17,677,458
 Dividends and/or
 distributions reinvested        5,090        132,970          1,771         56,093
 Redeemed                     (227,811)    (6,366,114)       (96,091)    (2,810,578)
                           -------------------------------------------------------------
 Net increase                   91,135  $   2,256,746        492,907  $  14,922,973
                           =============================================================

----------------------------------------------------------------------------------------
 Class Y
 Sold                          360,532  $   9,593,522        415,522  $  12,503,449
 Dividends and/or
 distributions reinvested       12,055       317,784         11,852        378,332
 Redeemed                     (293,840)   (8,071,718)    (1,000,613)   (31,353,527)
                           -------------------------------------------------------------
 Net increase (decrease)        78,747  $   1,839,588       (573,239) $ (18,471,746)
                           =============================================================
27  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
NOTES TO financial statements  Continued

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2003, were
 $1,203,876,017 and $1,378,441,606, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. Effective June 15, 2003, the agreement provides for a fee at an annual rate of 0.91% of the first $400 million of average annual net assets of the Fund, 0.86% of the next $400 million, 0.85% of the next $200 million, 0.81% of the next $2 billion, 0.70% of the next $1 billion, 0.65% of the next $1 billion and 0.60% of average annual net assets in excess of $5 billion. Prior to June 15, 2003, the annual advisory fee rate was 1.00% of the first $400 million of average annual net assets of the Fund, 0.90% of the next $400 million, 0.85% of the next $2.2 billion, 0.75%
 of the next $1 billion and 0.65% of average annual net assets in excess of $4 billion.

--------------------------------------------------------------------------------
 Sub-Advisor Fees. The Manager retains OpCap Advisors (the Sub-Advisor) to provide the day-to-day portfolio management of the Fund. For the year ended
 October 31, 2003, the Manager paid $6,316,831 to the Sub-Advisor for its services to the Fund.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS a per account fee. For the year ended October 31, 2003, the Fund paid $5,675,279 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more.
 The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

28  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.
                    Aggregate        Class A    Concessions    Concessions    Concessions    Concessions
                    Front-End      Front-End     on Class A     on Class B     on Class C     on Class N
                Sales Charges  Sales Charges         Shares         Shares         Shares         Shares
                   on Class A    Retained by    Advanced by    Advanced by    Advanced by    Advanced by
 Year Ended            Shares    Distributor  Distributor 1  Distributor 1  Distributor 1  Distributor 1
---------------------------------------------------------------------------------------------------------
 October 31, 2003  $1,359,505       $383,133       $293,848     $1,292,892       $163,255        $65,552
 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               Class A        Class B        Class C        Class N
                            Contingent     Contingent     Contingent     Contingent
                              Deferred       Deferred       Deferred       Deferred
                         Sales Charges  Sales Charges  Sales Charges  Sales Charges
                           Retained by    Retained by    Retained by    Retained by
 Year Ended                Distributor    Distributor    Distributor    Distributor
-----------------------------------------------------------------------------------
 October 31, 2003              $19,454     $1,407,485        $23,232        $37,651

-----------------------------------------------------------------------------------
 Distribution and Service Plan for Class A Shares. The Fund has adopted a
 Distribution and Service Plan for Class A shares. Under the plan the Fund paid an asset-based sales charge to the Distributor at an annual rate equal to 0.15%
 of average annual net assets representing Class A shares purchased before
 September 1, 1993 and 0.10% of average annual net assets representing Class A shares purchased on or before December 31, 2002. Beginning January 1, 2003, the
 Board of Trustees set the annual rate at zero. The Fund also pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares.
 For the year ended October 31, 2003, expense under the Class A plan totaled
 $3,410,081, all of which were paid by the Distributor to recipients, which included $60,996 retained by the Distributor and $214,494 which was paid to an affiliate of the Manager.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended October 31, 2003, were as follows:

                                                                   Distributor's
                                                   Distributor's       Aggregate
                                                       Aggregate   Uncompensated
                                                   Uncompensated   Expenses as %
                Total Expenses  Amount Retained         Expenses   of Net Assets
                    Under Plan   by Distributor       Under Plan        of Class
--------------------------------------------------------------------------------
 Class B Plan       $5,283,897       $3,785,989       $1,418,909           0.33%
 Class C Plan        1,982,203          229,137        6,029,056           2.94
 Class N Plan           88,318           73,239          398,200           2.04

29  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 5. Securities Lending
 The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US
 Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral in invested in cash equivalents. As of October 31,
 2003, the Fund had on loan securities valued at $218,790,990. Cash of
 $223,234,041 was received as collateral for the loans, and has been invested in approved instruments.

--------------------------------------------------------------------------------
 6. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at October 31, 2003.
A-2

                                     A-1
                                  Appendix A

                             RATINGS DEFINITIONS
                             -------------------

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality.
They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa"
securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.
Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation  rated "AAA" have the highest rating assigned by Standard &
Poor's.  The  obligor's  capacity  to meet  its  financial  commitment  on the obligation is extremely strong.

AA: An obligation  rated "AA" differ from the highest rated  obligations  only in small degree.  The obligor's  capacity to meet its financial  commitment on the obligation is very strong.

A: An  obligation  rated "A" are  somewhat  more  susceptible  to the  adverse effects of changes in circumstances  and economic  conditions than obligations in  higher-rated  categories.  However,  the  obligor's  capacity  to meet its financial commitment on the obligation is still strong.

BBB:  An  obligation  rated  "BBB"  exhibit  adequate  protection  parameters.
However,  adverse  economic  conditions  or  changing  circumstances  are more likely to lead to a weakened  capacity  of the  obligor to meet its  financial commitment on the obligation.

BB, B, CCC, CC, and C
An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation  rated "BB" are less  vulnerable  to  nonpayment  than other
speculative  issues.   However,  they  face  major  ongoing  uncertainties  or
exposure to adverse business,  financial,  or economic  conditions which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

B: An obligation  rated "B" are more vulnerable to nonpayment than obligations rated "BB",  but the obligor  currently has the capacity to meet its financial commitment  on  the  obligation.  Adverse  business,  financial,  or  economic conditions  will likely impair the obligor's  capacity or  willingness to meet its financial commitment on the obligation.

CCC: An obligation  rated "CCC" are currently  vulnerable to  nonpayment,  and are dependent upon favorable business,  financial, and economic conditions for the obligor to meet its financial  commitment on the obligation.  In the event of adverse business,  financial,  or economic  conditions,  the obligor is not likely  to  have  the  capacity  to  meet  its  financial  commitment  on  the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C:  Subordinated  debt or preferred stock  obligations rated "C" are currently highly  vulnerable  to  nonpayment.  The "C"  rating  may be  used to  cover a situation where a bankruptcy  petition has been filed or similar action taken, but  payments  on this  obligation  are  being  continued.  A "C" also will be assigned to a preferred  stock issue in arrears on  dividends  or sinking fund payments, but that is currently paying.

D: An obligation rated "D" are in payment default.  The "D" rating category is used when payments on an  obligation  are not made on the date due even if the applicable  grace period has not expired,  unless  Standard & Poor's  believes that such payments will be made during such grace period.  The "D" rating also will be used  upon the  filing of a  bankruptcy  petition  or the  taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o     Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.

International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS

The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS

The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                     B-1
                                  Appendix B

                           Industry Classifications

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                      Leisure Equipment & Products
Building Products                  Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor

                                     Equipment

Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities

                                     B-1

Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

                                     C-3

                                     C-1
                                  Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A shares2 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.3  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans4
         4) Group Retirement Plans5
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

 Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."6 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.

         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.

            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.

|-|

      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|   Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal

            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.

         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.7
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.8
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                        Funds
--------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions requested in writing by a Retirement Plan sponsor of Class
         C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class
         N shares of one or more Oppenheimer funds.
|_|   Distributions9 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.10
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.11
         9) On account of the participant's separation from service.12
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.

|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.        Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds. To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest
   International Value Fund, Inc.

   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders. Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and

o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.         Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or

   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.       Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer

                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.C-12
|_|

Oppenheimer Quest Opportunity Value FundSM

Internet Website
      www.oppenheimerfunds.com
      ------------------------

Investment Advisor

      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Sub-Advisor
      OpCap Advisors
      1345 Avenue of the Americas, 49th Floor
      New York, New York 10105-4800

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services

      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP(225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Auditors
      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel

      Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019
1234
PX0236.1203

--------

1 In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

2 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
3 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
4 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
5 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
6 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
7 This provision does not apply to IRAs.
8 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
9 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
10 This provision does not apply to IRAs.
11 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
12 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

Oppenheimer
Small Cap Value Fund

(A series of Oppenheimer Quest for Value Funds)

6803 S. Tucson Way, Centennial, CO 80112

1.800.225.5677

Statement of Additional Information dated December 23, 2003

      This Statement of Additional Information is not a Prospectus.  This
document contains additional information about the Fund and supplements information in the Prospectus dated December 23, 2003.  It should be read together with the Prospectus, which may be obtained by writing to the Fund's
Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents
                                                                      Page
About the Fund

About Your Account

Financial Information About the Fund

                                      17

ABOUT The FUnd

Additional Information About the Fund's Investment Policies and Risks

      The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of
Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager,
OppenheimerFunds, Inc. (the "Manager"), can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Manager may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its objective. It may use some of the special investment techniques and strategies at some times or not at all.

      In selecting securities for the Fund's portfolio, the Manager evaluates the merits of particular securities primarily through the exercise of its own investment analysis. In the case of corporate issuers, that process may include, among other things, evaluation of the issuer's historical operations, prospects for the industry of which the issuer is part, the issuer's financial condition, its pending product developments and business
(and those of competitors), the effect of general market and economic conditions on the issuer's business, and legislative proposals that might affect the issuer. In the case of foreign securities, the Manager may also consider the conditions of a particular country's economy in relation to the
U.S. economy or other foreign economies, general political conditions on a country or region, the effect of taxes, the efficiencies and costs of particular markets and other factors when evaluating the securities of issuers in a particular country.

|X|   Investments in Equity Securities. The Fund emphasizes investments in equity securities of small-cap companies. Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. The Fund's investments primarily include stocks of companies having a market capitalization under $2.5 billion, but the Fund can purchase securities of issuers having a larger market capitalization.

      Current income is not a criterion used to select equity securities, as the Fund does not seek income as part of its goal. However, certain debt securities can be selected for the Fund's portfolio for liquidity needs or for defensive purposes (including debt securities that the Manager believes might offer some opportunities for capital appreciation when stocks are disfavored).

      Securities of newer small-cap companies might offer greater opportunities for capital appreciation than securities of large, more established companies. However, these securities also involve greater risks than securities of larger companies. Securities of small-capitalization issuers may be subject to greater price volatility in general than securities of large-cap and mid-cap companies. Therefore, to the degree that the Fund has investments in smaller capitalization companies at times of market volatility, the Fund's share price may fluctuate more than that of funds focusing on larger-capitalization issuers.

         Value Investing. In using a value approach, the portfolio managers seek stock and other equity securities that appear to be temporarily undervalued, by various measures, such as price/earnings ratios. This approach is subject to change and might not necessarily be used in all cases.
Value investing seeks stocks having prices that are low in relation to their real worth or future prospects, in the hope that the Fund will realize appreciation in the value of its holdings when other investors realize the intrinsic value of the stock.

      Using value investing requires research as to the issuer's underlying financial condition and prospects. Some of the measures that can be used to identify these securities include, among others:

o     Price/Earnings ratio, which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio lower than its historical range, or the market as a whole or that of similar companies may offer attractive investment opportunities.
o     Price/book value ratio, which is the stock price divided by the book value of the company per share, which measures the company's stock price in relation to its asset value.
o     Dividend Yield is measured by dividing the annual dividend by the stock price per share.
o     Valuation of Assets, which compares the stock price to the value of the company's underlying assets, including their projected value in the marketplace and liquidation value.

o     Preferred Stocks. Preferred stocks are equity securities but have certain attributes of debt securities. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before the issuer can pay dividends on common shares.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest prior to maturity rates decline. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

      Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital as debt securities and may not offer the same degree of assurance of continued income as debt securities. The rights of preferred stock on distribution of a corporation's assets in the event of its liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of its liquidation.

o     Convertible Securities.  Convertible securities are debt securities that are convertible into an issuer's common stock. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.
      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security: it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security. Convertible securities are subject to credit risks and interest rate risk as discussed below under "Investments in Debt Securities."

      While some convertible securities are a form of debt security in many cases, their conversion feature (allowing conversion into equity securities)
causes them to be regarded by the Manager more as "equity equivalents."  In those cases, the credit rating assigned to the security has less impact on the Manager's investment decision than in the case of non-convertible fixed-income securities. To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors:
(1)   whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)   whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
         (considering the effect of conversion of the convertible
         securities), and
(3)   the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any
         appreciation in the price of the issuer's common stock.

|X|   Investments in Debt Securities. While the Fund does not invest for the purpose of seeking current income, at times the portfolio managers may select certain debt securities (besides convertible debt securities described above)
for investment by the Fund for liquidity or defensive purposes. For example, when the stock market is volatile, or when the portfolio managers believe that growth opportunities in stocks are not attractive, debt securities might offer defensive opportunities and also some opportunities for capital appreciation. These investments could include corporate bonds and notes of foreign or U.S. companies, as well as U.S. and foreign government securities.
It is not expected that this will be a significant portfolio strategy of the
Fund under normal market conditions.

o     Credit Risk.  Debt securities are subject to credit risk. Credit risk relates to the ability of the issuer of a debt security to make interest or principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income may be reduced and if the issuer fails to repay principal, the value of that bond and of the Fund's shares may be reduced. The Manager may rely to some extent on credit ratings by nationally recognized rating agencies in evaluating the credit risk of securities selected for the Fund's portfolio. It may also use its own research and analysis. Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time. The Fund can invest up to 5% of its total assets in higher-yielding lower-grade debt securities (that is, securities below investment grade).

o     Interest Rate Risk. Interest rate risk refers to the fluctuations in value of debt securities resulting from the inverse relationship between price and yield.  For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value.
 In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

      Fluctuations in the market value of fixed-income securities after the
Fund buys them will not affect the interest income payable on those securities (unless the security pays interest at a variable rate pegged to interest rate changes).  However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

o     Special Risks of Lower-Grade Securities. The Fund can invest up to 5%
of its total assets in lower-grade securities. Lower-grade securities
(commonly known as "junk bonds") are rated less than "BBB" by Standard &
Poor's Rating Services ("Standard & Poor's") or less than "Baa" by Moody's
Investors Service, Inc. ("Moody's"), or have a comparable rating from another rating organization. If unrated, a security is considered to be below investment grade if the Manager deems it to be of comparable quality to securities rated less than investment grade. The Fund does not intend to invest in securities that are in default.

      High-yield, lower-grade securities, whether rated or unrated, often have speculative characteristics and special risks that make them riskier investments than investment grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, investment-grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest due on the bonds. The issuer's low creditworthiness may increase the potential for its insolvency.

      These risks mean that the Fund may not achieve the expected income from lower-grade securities, and that the Fund's net asset value per share may be affected by declines in value of these securities. However, the Fund's limitations on investments in these types of securities may reduce some of the risk, as will the Fund's policy of diversifying its investments.

|X|   U.S. Government Securities.  These are securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities." The obligations of
U.S. government agencies or instrumentalities in which the Fund may invest may or may not be guaranteed or supported by the "full faith and credit" of the United States. "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment. The Fund will invest in securities of U.S. government agencies and instrumentalities only if the
Manager is satisfied that the credit risk with respect to such agency or instrumentality is minimal. While U.S. government securities have little credit risk, prior to their maturity they are subject to price fluctuations from changes in interest rates.

|X|   Money Market Instruments. The following is a brief description of the types of money market securities the Fund can invest in.  Those money market securities are high-quality, short-term debt instruments that are issued by the U.S. government, corporations, banks or other entities.  They may have fixed, variable or floating interest rates.

         U.S. Government Securities.  These include obligations issued or guaranteed by the U.S. government or any of its agencies or
instrumentalities, as described above.

         Bank Obligations.  The Fund can buy time deposits, certificates of deposit and bankers' acceptances.  Time deposits, other than overnight deposits, may be subject to withdrawal penalties, and if so, they are deemed to be "illiquid" investments.

      The Fund can purchase bank obligations that are fully insured by the
Federal Deposit Insurance Corporation. The FDIC insures the deposits of member banks up to $100,000 per account. Insured bank obligations may have a limited market and a particular investment of this type may be deemed
"illiquid" unless the Board of Trustees of the Fund determines that a readily-available market exists for that particular obligation, or unless the obligation is payable at principal amount plus accrued interest on demand or within seven days after demand.

         Commercial Paper.  The Fund can invest in commercial paper if it is rated within the top two rating categories of Standard & Poor's and Moody's.
 If the paper is not rated, it may be purchased if issued by a company having a credit rating of at least "AA" by Standard & Poor's or "Aa" by Moody's.

      The Fund can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.

         Variable Amount Master Demand Notes.  Master demand notes are corporate obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest under direct arrangements between the
 Fund, as lender, and the borrower.  They permit daily changes in the amounts borrowed.  The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may prepay up to the full amount of the note without penalty.  These notes may or may not be backed by bank letters of credit.

      Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time.  Accordingly, the Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand.

      The Fund has no limitations on the type of issuer from whom these notes will be purchased. However, in connection with such purchases and on an ongoing basis, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously.  Investments in master demand notes are subject to the limitation on investments by the Fund in illiquid securities, described in the Prospectus. The Fund does not intend that its investments in variable amount master demand notes will exceed 5% of its total assets.

|X|   Foreign Securities. The Fund can purchase equity and debt securities issued by foreign companies or foreign governments or their agencies.
"Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments and their agencies and instrumentalities.
Those securities may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities" for the purpose of the Fund's investment allocations. That is because they are subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Because the Fund can purchase securities denominated in foreign currencies, a change in the value of a foreign currency against the U.S.
dollar could result in a change in the amount of income the Fund has available for distribution.  Because a portion of the Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations.  After the
Fund has distributed income, subsequent foreign currency losses may result in the Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

         Foreign Debt Obligations. The debt obligations of foreign
 governments and their agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government. The Fund can buy securities issued by certain "supra-national" entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for
 Reconstruction and Development (commonly called the "World Bank"), the Asian
 Development Bank and the Inter-American Development Bank.

      The governmental members of these supra-national entities are
"stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

o     Risks of Foreign Investing.  Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
fluctuation in value of foreign investments due to changes in currencyo rates or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;

lack of uniform accounting, auditing and financial reporting standardso  in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
greater volatility and less liquidity on foreign markets than in theo
               U.S.;
less governmental regulation of foreign issuers, stock exchanges ando brokers than in the U.S.;

o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;

increased risks of delays in settlement of portfolio transactions oro    loss
               of certificates for portfolio securities;
possibilities in some countries of expropriation, confiscatory taxation,o political, financial or social instability or adverse

               diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

o     Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in Europe,
 Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The Manager will consider these factors when evaluating securities in these markets. The Fund currently limits these investments to not more than 5% of its total assets.

o     Passive Foreign Investment Companies.  Some securities of corporations domiciled outside the U.S. which the Fund may purchase, may be considered passive foreign investment companies ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth companies or "start-up" companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by IRCss.954.

      Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that the
Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the Fund makes every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for the purposes of the Fund's minimum percentage requirements or limitations of investing in foreign securities.

      Subject to the limits under the Investment Company Act of 1940 (the
"Investment Company Act") and under its own non-fundamental policies, the
Fund may also invest in foreign mutual funds which are also deemed PFICs
(since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFICs may allow exposure to varying countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.

      In addition to bearing their proportionate share of a fund's expenses
(management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under "Investment in Other
Investment Companies.

|X|   Portfolio Turnover.  "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100% annually. The Fund's portfolio turnover rate will fluctuate from year to year, and may be in excess of 100% annually.
Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the
Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies. In seeking its objective, the
Fund may from time to time use the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use them.

      Investing in Small, Unseasoned Companies. The Fund can invest in securities of small, unseasoned companies.  These are companies that have been in operation for less than three years, including the operations of any predecessors.  Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Fund's ability to dispose of them and can reduce the price the
Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might otherwise be obtained.

Investing in Special Situations. . Periodically, the Fund might use aggressive investment techniques. These might include seeking to benefit from what the portfolio manager perceives to be "special situations," such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer. However, there is a risk in investing in special situations that the change or event might not occur, which could have a negative impact on the price of the issuer's securities. The Fund's investment might not produce the expected gains or could incur a loss for the portfolio.

|X|   "When-Issued" and "Delayed-Delivery" Transactions.  The Fund can invest in securities on a "when-issued" basis and can purchase or sell securities on a "delayed-delivery" or "forward commitment" basis.  When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date.  The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund from the investment.  No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade.

      The Fund can engage in when-issued transactions to secure what the
Manager considers to be an advantageous price and yield at the time of entering into the obligation. When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Fund's net asset value.  In a sale transaction, it records the proceeds to be received. The Fund will identify on its books liquid assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment. The Fund will not enter into when-issued commitments if more than 15% of the Fund's net assets would be committed under these transactions.

      When-issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

      Rights and Warrants. The Fund can invest up to 5% of its total assets in warrants and rights. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders.
Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

|X|   Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include
U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act, are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an exemptive order issued by the Securities and Exchange
Commission ("SEC"), the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

o     Reverse Repurchase Agreements. The Fund can use reverse repurchase agreements on debt obligations it owns. Under a reverse repurchase agreement, the Fund sells an underlying debt obligation and simultaneously agrees to repurchase the same security at an agreed-upon price at an agreed-upon date.
The Fund will identify on its books liquid assets in an amount sufficient to cover its obligations under reverse repurchase agreements, including interest, until payment is made to the seller.

      These transactions involve the risk that the market value of the securities sold by the Fund under a reverse repurchase agreement could decline below the price at which the Fund is obligated to repurchase them.
These agreements are considered borrowings by the Fund and will be subject to the asset coverage requirement under the Fund's policy on borrowing discussed below.

|X|   Illiquid and Restricted Securities.  To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of
1933, the Fund may have to cause those securities to be registered.  The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of
1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

|X|   Participation Interests. The Fund can invest in participation interests, subject to the Fund's limitation on investments in illiquid investments. A participation interest is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyer's participation interest bears to the total principal amount of the loan. No more than 5% of the Fund's net assets can be invested in participation interests of the same borrower. The issuing financial institution may have no obligation to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives.

      Participation interests are primarily dependent upon the
creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, the Fund could experience a reduction in its income. The value of that participation interest might also decline, which could affect the net asset value of the Fund's shares.
If the issuing financial institution fails to perform its obligations under the participation agreement, the Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.
|X|   Loans of Portfolio Securities.  The Fund can lend its portfolio securities to certain types of eligible borrowers approved by the Board of
Trustees. It might do so to try to provide income or to raise cash or income for liquidity purposes. These loans are limited to not more than
10% of the value of the Fund's total assets. There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund presently does not intend to engage in loans of securities.

      The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank must both be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of
(a) negotiated loan fees, (b) interest on securities used as collateral, and
(c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finders, custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      Borrowing. As a fundamental policy, the Fund cannot borrow money except as a temporary measure for extraordinary or emergency purposes.
Loans may not exceed 33 1/3% of the value of the Fund's total assets.
Additionally, as part of that fundamental policy, the Fund will not purchase securities at times when loans exceed 5% of its total assets.

      The Fund may borrow only from banks. Under current regulatory requirements, borrowings can be made only to the extent that the value of the
Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). If the value of the Fund's assets fails to meet this 300% asset coverage requirement, the
Fund will reduce its bank debt within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

      The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

|X|   Hedging. Although the Fund can use hedging instruments, it is not obligated to use them in seeking its objective. It does not currently contemplate using them to any significant degree.  To attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons, the Fund could:
o     sell futures contracts,
o     buy puts on such futures or on securities, or
o     write covered calls on securities or futures.

      The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market.
To do so, the Fund could:
o     buy futures, or
o     buy calls on such futures or on securities.

      The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market.  The particular hedging instruments the Fund can use are described below.  The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the
Fund's investment objective and is permissible under applicable regulations governing the Fund.

o     Futures.  The Fund can buy and sell futures contracts that relate to
(1) broadly-based stock indices (these are referred to as "stock index futures"), (2) foreign currencies (these are referred to as "forward contracts"), an (3) individual stock ("single stock futures") and (4)
commodities (these are referred to as "commodity futures").

      A broadly-based stock index is used as the basis for trading stock index futures. These indices may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      A  single  stock  future  obligates  the  seller  to  deliver  (and  the purchaser to take) cash or a specified  equity  security to settle the futures transaction.  Either  party  could also enter into an  offsetting  contract to close out the position.  Single stock  futures trade on a very limited  number of exchanges, with contracts typically not fungible among the exchanges.

      The Fund can invest a portion of its assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3)
agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver.  The Fund may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

      No money is paid or received by the Fund on the purchase or sale of a future.  Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant
(the "futures broker").  Initial margin payments will be deposited with the
Fund's custodian bank in an account registered in the futures broker's name.
However, the futures broker can gain access to that account only under specified conditions.  As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund.  Any loss or gain on the future is then realized by the Fund for tax purposes.  All futures transactions (except forward contracts) are effected through a clearinghouse associated with the exchange on which the contracts are traded.

         Put and Call Options. The Fund can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including options on broadly-based indices, securities, foreign currencies and stock index futures. The Trustees have adopted a non-fundamental policy that the Fund may write covered call options or write covered put options with respect to not more than 25% of the value of its net assets. Similarly, the Fund may purchase call or put options only if, after the purchase, the value of all call and put options held by the Fund will not exceed 50% of the Fund's total assets.

            Writing Covered Call Options. The Fund can write (that is, sell)
covered calls. If the Fund sells a call option, it must be covered. For options on securities, that means the Fund must own the security subject to the call while the call is outstanding. For stock index options, that means the call must be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised.

      When the Fund writes a call on a security, it receives cash (a premium). For calls on securities, the Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months.
The exercise price may differ from the market price of the underlying security.  The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of a call on a stock index exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

      Settlement of puts and calls on broadly-based stock indices is in cash.
Gain or loss on options on stock indices depends on changes in the index in question (and thus on price movements in the stock market generally).

      The Fund's custodian, or a securities depository acting for the custodian, will act as the Fund's escrow agent, through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the option or when the
Fund enters into a closing transaction.

      If the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security
(that is, the option is "in the money").  If the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a  "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction.  The Fund may realize a profit if the call expires unexercised, because the Fund will retain the premium it received when it wrote the call.  Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls.
When distributed by the Fund they are taxable as ordinary income.  If the
Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the escrowed assets in escrow until the call expires or is exercised.

      The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating an equivalent dollar amount of liquid assets.  The Fund will segregate additional liquid assets if the value of the segregated assets drops below
100% of the current value of the future.  Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

o     Writing Put Options. The Fund can sell put options on stock indices, foreign currencies or stock index futures. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment of the exercise price during the option period. If the
Fund writes a put, the put must be covered by liquid assets identified on the
Fund's books in an amount at least equal to the exercise price of the underlying securities.  The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put.  However, the Fund also assumes the obligation during the option period to settle the transaction in cash with the buyer of the put at the exercise price, even if the value of the underlying investment falls below the exercise price.  If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred.  If the put is exercised, the Fund must fulfill its obligation to settle in cash at the exercise price. That price will usually exceed the market value of the investment at that time.  In that case, the fund might incur a loss if it sells the underlying investment.
That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to settle the transaction in cash at the exercise price.  The Fund has no control over when it may be required to settle the transaction, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.
That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold.  Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option.  Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

            Purchasing Calls and Puts. The Fund can buy calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. Buying a call on a security or future gives the Fund the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      In the case of a purchase of a call on a stock index, if the Fund exercises the call during the call period, a seller of a corresponding call on the same index will pay the Fund an amount of cash to settle the call if the closing level of the stock index upon which the call is based is greater than the exercise price of the call.  That cash payment is equal to the difference between the closing price of the call and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference.

      When the Fund buys a put, it pays a premium. It has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to buy the underlying security (in the case of puts on securities or futures) or in the case of puts on stock indices, to deliver cash to the Fund to settle the put if the closing level of the stock index upon which the put is based is less than the exercise price of the put.  That cash payment is determined by the multiplier, in the same manner as described above as to calls.

      Buying a put on a security or future enables the Fund to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When the Fund purchases a put on a stock index, the put protects the
Fund to the extent that the index moves in a similar pattern to the securities the Fund holds.  The Fund can resell the put. The resale price of the put will vary inversely with the price of the underlying investment.  If the market price of the underlying investment is above the exercise price, and as a result the put is not exercised, the put will become worthless on the expiration date.  In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities. The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

|X|   Buying and Selling Options on Foreign Currency. The Fund can buy and
sell calls and puts on foreign currencies.  They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options.  The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency.  If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position.
The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration identified on its books) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate.  This is known as a
"cross-hedging" strategy.  In those circumstances, the Fund covers the option by identifying on its books cash, U.S. government securities or other liquid securities in an amount equal to the exercise price of the option.

      Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management.  If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The
Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments. The Fund's option activities may affect its costs.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate.  The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put.  Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.  Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered  call  written by the Fund is  exercised  on an  investment that has increased in value,  the Fund will be required to sell the investment at the  call  price.  It  will  not be  able  to  realize  any  profit  if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.  The
Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities.  For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of the securities held in the
Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline.  If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

o     Forward Contracts. Forward contracts are foreign currency exchange contracts.  They are used to buy or sell foreign currency for future delivery at a fixed price.  The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency.  The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency.  The Fund may also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into.  These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates.  The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in"
the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments.  To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge."  When the
Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the
Fund's portfolio securities denominated in that foreign currency.  When the
Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount.  Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a
"cross hedge."

      The Fund will cover its short positions in these cases by identifying on its books liquid assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge. However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess.

      As one alternative, the Fund may purchase a call option permitting the
Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price.  As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold.  In some cases, the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the
Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security.
There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transaction costs.
The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract.  The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of  engaging  in  forward  contracts  varies  with factors such as the  currencies  involved,  the length of the contract  period and the market  conditions  then  prevailing.  Because  forward  contracts are usually  entered into on a principal  basis,  no brokerage fees or commissions are  involved.  Because  these  contracts  are not traded on an exchange,  the
Fund must evaluate the credit and performance risk of the  counterparty  under each forward contract.

Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis.  The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies.  Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

o     Regulatory Aspects of Hedging Instruments.  The Commodities Futures
Trading Commission (the "CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the
Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's prospectus or this statement of additional information.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same Advisor as the Fund (or an Advisor that is an affiliate of the Fund's Advisor).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

o     Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256 contracts" under the Internal Revenue Code.  In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40%
short-term capital gains or losses under the Code.  However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss.  In addition,
Section 1256 contracts held by the Fund at the end of each taxable year are
"marked-to-market," and unrealized gains or losses are treated as though they were realized.  These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue
Code.  An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Fund enters into may result in
"straddles" for federal income tax purposes.  The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions.  Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle.  Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
1.    gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other
         receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
2.    gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

Investment in Other Investment Companies. The Fund can invest up to 10% of its total assets in shares of other investment companies. It can invest up to
5% of its total assets in any one investment company (but cannot own more than 3% of the outstanding voting stock of that company). These limits do not apply to shares acquired in a merger, consolidation, reorganization or acquisition of another investment company.

      For example, the Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded
Fund's portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

      Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.
The Fund does not intend to invest in other investment companies unless the
Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.  The
Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

|X|   Temporary Defensive and Interim Investments.  When market, economic or political conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Fund can invest in a variety of debt securities for defensive purposes and the types of money market instruments described above. The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund can buy:
o     obligations issued or guaranteed by the U. S. government or its instrumentalities or agencies,
o     commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the top two rating categories of a nationally-recognized rating organization,
o     short-term debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody's or at least BBB by Standard &
         Poor's, or a comparable rating by another rating organization), or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories,
o     certificates of deposit and bankers' acceptances of domestic and foreign banks  having total assets in excess of $1 billion, and
o     repurchase agreements.

      Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Other Investment Restrictions

|X|   What Are "Fundamental Policies"? Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such. The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval.
However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's principal investment policies are described in the Prospectus.

|X|   Does the Fund Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Fund.

o     The Fund cannot invest more than 5% of the value of its total assets in the securities of any one issuer. This restriction applies to 75% of its total assets.

o     The Fund cannot purchase more than 10% of the voting securities of any one issuer. All outstanding debt securities and all preferred stock of an issuer are considered as one class. This restriction does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities.

o     The Fund cannot concentrate its investments. That means it cannot invest 25% or more of its total assets in any industry. If deemed appropriate for attaining its investment objective, the Fund may invest less than but up to 25% of its total assets in any one industry classification used by the
Fund for investment purposes. For this purpose, a foreign government is considered an industry.

o     The Fund cannot borrow money in excess of 33 1/3% of the value of the
Fund's total assets. The Fund may borrow only from banks and only as a temporary measure for extraordinary or emergency purposes. The Fund will make no additional investments while borrowings exceed 5% of the Fund's total assets. The Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act of 1940.

o     The Fund cannot invest in physical commodities or physical commodity contracts. However, the Fund may buy and sell hedging instruments to the extent specified in its Prospectus or Statement of Additional Information
from time to time. The Fund can also buy and sell options, futures, securities or other instruments backed by, or the investment return from which is linked to, changes in the price of physical commodities.

o     The Fund cannot invest in real estate or real estate limited partnerships (direct participation programs). However, the Fund may purchase securities of issuers that engage in real estate operations and securities which are secured by real estate or interests in real estate.

o     The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities
Act of 1933 when reselling any securities held in its own portfolio.

o     The Fund cannot invest in securities of any issuer if, to the knowledge of the Trust, officers, directors or trustees of the Trust, or the Manager who owns more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the outstanding securities of such issuer.

o     The Fund cannot pledge its assets or assign or otherwise encumber its assets in excess of 10% of its net assets. It can pledge, assign or encumber its assets only to secure borrowings effected within the limitations set forth in the Prospectus.

o     The Fund cannot invest for the purpose of exercising control or management of another company.

o     The Fund cannot issue senior securities (as defined in the Investment
Company Act of 1940). However, the Fund can enter into any repurchase agreement, borrow money in accordance with restrictions described above and lend its portfolio securities.

o     The Fund cannot make loans to any person or individual. However, portfolio securities may be loaned by the Fund within the limits set forth in the Prospectus.

|X|   Does the Fund Have Any Restrictions That Are Not Fundamental? The Fund
has a number of other investment restrictions that are not fundamental policies, which means that they can be changed by the Board of Trustees without shareholder approval.

o     The Fund cannot make short sales or purchase securities on margin.
However, the Fund can make short-term borrowings when necessary for the clearance of purchases of portfolio securities. Collateral arrangements in connection with futures and options transactions are not deemed to be margin transactions under this restriction.

o     The Fund cannot invest in interests in oil, gas or other mineral exploration or development programs or leases.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate its assets as described in the Prospectus, the Fund has adopted, as a matter of non-fundamental policy, the corporate industry classifications set forth in
Appendix B to this Statement of Additional Information.  The percentage restrictions described above and in the Prospectus apply only at the time of investment and require no action by the Fund as a result of subsequent changes in relative values.

How the Fund is Managed

Organization and History.  The Fund is an open-end, diversified management investment company. The Fund is one of three series of Oppenheimer Quest For
Value Funds, an open-end management investment company organized as a
Massachusetts business trust in April 1987 (and which is referred to as the
"Trust").

|X|   Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares.  The Trustees may reclassify unissued shares of the Fund into additional series or classes of shares.  The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund  currently has four classes of shares:  Class A, Class B, Class
C and Class N. All  classes  invest  in the same  investment  portfolio.  Only retirement plans may purchase Class N shares. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have  separate  voting  rights on matters in which  interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and each share of each class has one vote at shareholder meetings,  with fractional shares voting proportionally on matters  submitted  to the  vote  of  shareholders.  Each  share  of the  Fund represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

Meetings of Shareholders.  As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may do so from time to time on important matters or when required to do so by the Investment Company Act or other applicable law.
Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder and Trustee Liability.  The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner"
under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee which is comprised solely of Independent Trustees.  The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor.
The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditors concerning the Fund's internal accounting procedures and controls, and reviews reports of the Manager's internal auditor among other duties as set forth in the Committee's charter.  The members of the Audit Committee are
Paul Clinton (Chairman), Thomas Courtney, Robert Galli, Lacy Herrmann and
Brian Wruble.  The Audit Committee met four times during the Fund's fiscal year ended October 31, 2003.

Trustees and Officers of the Fund. Each of the Trustees is an "Independent
Trustee" under the Investment Company Act. The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the
Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees. All of the Trustees are also trustees or directors of the following Oppenheimer funds (referred to as "Board III
Funds"):

Oppenheimer  Quest  For  Value  Funds,  a
series  fund having the  following  three
series:
  Oppenheimer Small Cap Value Fund,       Oppenheimer Quest Global Value Fund,
                                          Inc.
  Oppenheimer  Quest  Balanced Value Fund Oppenheimer Quest Capital Value
  and                                     Fund, Inc.
  Oppenheimer   Quest  Opportunity  Value Oppenheimer Quest Value Fund, Inc.
  Fund
Rochester   Portfolio  Series,  a  series Bond  Fund  Series,   a  series  fund
fund having one series:  Limited-Term New having   one   series:    Oppenheimer
York Municipal Fund                       Convertible Securities Fund
Rochester Fund Municipals                 Oppenheimer MidCap Fund

      In addition to being a trustee or director of the Board III Funds, Mr.
Galli is also a director or trustee of 25 other portfolios in the
OppenheimerFunds complex. Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other
Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the economies of sales efforts realized by the Distributor.

      Messrs. Damian, Leavy, Murphy, Molleur, Vottiero, Wixted and Zack and
Mses. Bechtolt, Feld and Ives, who are officers of the Fund, respectively hold the same offices of one or more of the other Board III Funds as with the
Fund.  As of November 24, 2003, the Trustees and Officers of the Fund, as a
group, owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the
Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each Independent Trustee, and his or her family members, do not own securities of either the Manager or
Distributor of the Board III Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or
Distributor.

      The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                   Years;                                     Range of   Any of the
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Oppenheimer
with Fund,         Trustee;                                   BeneficiallFunds
Length of Service, Number of Portfolios in Fund Complex       Owned in   Overseen
Age                Currently Overseen by Trustee              the Fund   by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Thomas W.          Principal  of  Courtney  Associates,  Inc. $0         $10,001-$50,000
Courtney,          (venture  capital  firm);  former  General
Chairman of the    Partner of Trivest  Venture Fund  (private
Board of Trustees, venture  capital fund);  former  President
Trustee since 1987 of   Investment    Counseling    Federated
Age: 70            Investors,  Inc.; Trustee of the following
                   open-end   investment   companies:    Cash
                   Assets  Trust,  Pimco  Advisors  VIT,  Tax
                   Free Trust of Arizona  and 4 funds for the
                   Hawaiian  Tax  Free  Trust.   Oversees  10
                   portfolios    in   the    OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Paul Y. Clinton,   Principal     of    Clinton     Management $10,001-$50Over
Trustee, since     Associates,   a   financial   and  venture            $100,000
1987               capital  consulting  firm;  Trustee of the
Age: 72            following open-end  investment  companies:
                   Trustee of Capital Cash Management  Trust,
                   Prime Cash Fund,  Pimco  Advisors  VIT and
                   Narragansett   Insured   Tax-Free   Income
                   Fund.   Oversees  10   portfolios  in  the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Galli,   A   trustee   or    director    of   other $0         Over
Trustee since 1998 Oppenheimer funds.  Oversees 35 portfolios            $100,000
Age: 70            in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lacy B. Herrmann,  Chairman  and Chief  Executive  Officer of $0         $10,001-$50,000
Trustee since 1987 Aquila   Management    Corporation,    the
Age: 74            sponsoring   organization   and   manager,
                   administrator  and/or  sub-adviser  to the
                   following open-end  investment  companies,
                   and  Chairman of the Board of Trustees and
                   President   of   each:    Churchill   Cash
                   Reserves  Trust,   Aquila-Cascadia  Equity
                   Fund, Cash Assets Trust,  Prime Cash Fund,
                   Narragansett   Insured   Tax-Free   Income
                   Fund,  Tax-Free  Fund For Utah,  Churchill
                   Tax-Free  Fund of Kentucky,  Tax-Free Fund
                   of  Colorado,  Tax-Free  Trust of  Oregon,
                   Tax-Free   Trust  of   Arizona,   Hawaiian
                   Tax-Free Trust,  and Aquila Rocky Mountain
                   Equity Fund and Pimco  Advisors  VIT; Vice
                   President,    Director,   Secretary,   and
                   formerly      Treasurer      of     Aquila
                   Distributors,  Inc.,  distributor  of  the
                   above  funds;  President  and  Chairman of
                   the  Board of  Trustees  of  Capital  Cash
                   Management Trust ("CCMT"),  and an Officer
                   and  Trustee/Director of its predecessors;
                   President and Director of STCM  Management
                   Company,  Inc.,  sponsor  and  adviser  to
                   CCMT;  Chairman,  President and a Director
                   of InCap Management Corporation,  formerly
                   sub-adviser  and  administrator  of  Prime
                   Cash Fund and Short Term  Asset  Reserves;
                   Trustee  Emeritus  of  Brown   University.
                   Oversees    10     portfolios    in    the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Wruble,      Special  Limited  Partner  (since  January $1-$10,000 Over
Trustee since 2001 1999) of Odyssey Investment Partners,  LLC            $100,000
Age: 60            (private   equity   investment);   General
                   Partner (since  September 1996) of Odyssey
                   Partners,     L.P.    (hedge    fund    in
                   distribution   since  1/1/97);   Board  of
                   Governing  Trustees (since August 1990) of
                   The   Jackson   Laboratory   (non-profit);
                   Trustee  (since May 1992) of Institute for
                   Advanced  Study  (educational  institute);
                   formerly  Trustee  (May  2000 -  2002)  of
                   Research  Foundation  of AIMR  (investment
                   research,  non-profit);  Governor,  Jerome
                   Levy  Economics  Institute of Bard College
                   (economics        research)        (August
                   1990-September  2001);  Director  of Ray &
                   Berendtson,  Inc.  (executive search firm)
                   (May   2000-April   2002).   Oversees   10
                   portfolios    in   the    OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                   Special  Limited  Partner  (since  January
                   1999) of Odyssey Investment Partners,  LLC
                   (private   equity   investment);   General
                   Partner (since  September 1996) of Odyssey
                   Partners,     L.P.    (hedge    fund    in
                   distribution   since  1/1/97);   Board  of
                   Governing  Trustees (since August 1990) of
                   The   Jackson   Laboratory   (non-profit);
                   Trustee  (since May 1992) of Institute for
                   Advanced  Study  (educational  institute);
                   formerly  Trustee  (May  2000 -  2002)  of
                   Research  Foundation  of AIMR  (investment
                   research,  non-profit);  Governor,  Jerome
                   Levy  Economics  Institute of Bard College
                   (economics        research)        (August
                   1990-September  2001);  Director  of Ray &
                   Berendtson,  Inc.  (executive search firm)
                   (May   2000-April   2002).   Oversees   10
                   portfolios    in   the    OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: for
Messrs. Damian, Leavy, Molleur, Murphy and Zack and Ms. Feld, Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008, for Messrs. Vottiero and Wixted and Mses. Bechtolt and Ives, 6803
S. Tucson Way, Centennial, CO 80112-3924.  Each Officer serves for an annual term or until his or her earlier resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John Damian Vice        Vice President (since September 2001) of the Manager; an
President and           officer of 1 portfolio in the OppenheimerFunds complex;
Portfolio Manager       formerly Senior Analyst/Director for Citigroup Asset
since October 2001      Management (November 1999 - September 2001); Senior
Age: 35                 Research Analyst for Pzena Investment Management (October

                        1997 - November 1999).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Christopher Leavy,      Senior Vice President (since September 2000) of the
Vice President and      Manager; an officer of 7 portfolios in the OppenheimerFunds
Portfolio Manager       complex; prior to joining the Manager in September 2000, he
since March 2001        was a portfolio manager of Morgan Stanley Dean Witter
Age: 32                 Investment Management (1997 - September 2000).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,         Chairman,  Chief Executive  Officer and director (since June
President since 2001    2001) and President  (since  September 2000) of the Manager;
Age: 54                 President  and a director  or  trustee of other  Oppenheimer funds;  President  and  a  director  (since  July  2001)  of
                        Oppenheimer  Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer  Partnership  Holdings,  Inc. (a holding  company  subsidiary  of the  Manager);  a  director
                        (since November 2001) of OppenheimerFunds  Distributor, Inc.
                        (a  subsidiary  of the  Manager);  Chairman  and a  director
                        (since  July  2001) of  Shareholder  Services,  Inc.  and of
                        Shareholder   Financial   Services,   Inc.  (transfer  agent
                        subsidiaries  of  the  Manager);  President  and a  director
                        (since  July  2001) of  OppenheimerFunds  Legacy  Program (a charitable  trust program  established  by the  Manager);  a director  of the  investment  advisory  subsidiaries  of the
                        Manager:  OFI  Institutional  Asset  Management,   Inc.  and
                        Centennial  Asset  Management  Corporation  (since  November
                        2001),  HarbourView  Asset  Management  Corporation  and OFI
                        Private  Investments,  Inc.  (since  July  2001);  President
                        (since  November  1, 2001) and a director  (since July 2001)
                        of  Oppenheimer  Real  Asset  Management,  Inc.;  a director
                        (since  November  2001)  of  Trinity  Investment  Management
                        Corp.  and  Tremont  Advisers,   Inc.  (Investment  advisory
                        affiliates of the Manager);  Executive Vice President (since
                        February  1997)  of  Massachusetts   Mutual  Life  Insurance
                        Company (the Manager's  parent  company);  a director (since
                        June  1995)  of  DLB  Acquisition   Corporation  (a  holding
                        company  that owns the shares of David L.  Babson & Company,
                        Inc.);   formerly,   Chief  Operating   Officer   (September
                        2000-June  2001)  of  the  Manager;  President  and  trustee
                        (November  1999-November 2001) of MML Series Investment Fund
                        and  MassMutual  Institutional  Funds  (open-end  investment companies);  a director (September 1999-August 2000) of C.M.
                        Life Insurance Company;  President,  Chief Executive Officer
                        and director  (September  1999-August 2000) of MML Bay State
                        Life Insurance  Company; a director (June 1989-June 1998) of
                        Emerald   Isle   Bancorp  and   Hibernia   Savings  Bank  (a
                        wholly-owned  subsidiary of Emerald Isle Bancorp).  Oversees
                        72  portfolios  as  Trustee/Officer  and  10  portfolios  as
                        Officer in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer, Principal    the Manager;  Treasurer  (since  March 1999) of  HarbourView
Financial and           Asset Management  Corporation,  Shareholder Services,  Inc.,
Accounting Officer      Oppenheimer Real Asset Management  Corporation,  Shareholder
since 1999              Financial Services,  Inc., Oppenheimer Partnership Holdings,
Age: 44                 Inc.,  OFI Private  Investments,  Inc.  (since  March 2000),
                        OppenheimerFunds  International  Ltd.  and  OppenheimerFunds
                        plc   (since   May   2000)  and  OFI   Institutional   Asset
                        Management,   Inc.  (since  November  2000)  (offshore  fund
                        management  subsidiaries  of  the  Manager);  Treasurer  and
                        Chief  Financial  Officer  (since  May 2000) of  Oppenheimer
                        Trust Company (a trust  company  subsidiary of the Manager);
                        Assistant   Treasurer  (since  March  1999)  of  Oppenheimer
                        Acquisition  Corp.  and   OppenheimerFunds   Legacy  Program
                        (since April 2000);  formerly  Principal and Chief Operating
                        Officer    (March    1995-March    1999),    Bankers   Trust
                        Company-Mutual  Fund Services Division.  An officer of 82 in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,        Assistant Vice President of the Manager (since September
Assistant Treasurer     1998); formerly Manager/Fund Accounting (September
since 2002              1994-September 1998) of the Manager. An officer of 82 in
Age: 40                 the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Connie Bechtolt,        Vice  President/Fund  Accounting of the Manager (since March
Assistant Treasurer     2002); formerly Vice  President/Corporate  Accounting of the
since 2002              Manager (July  1999-March  2002) prior to which he was Chief
Age: 40                 Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999). An officer of 82 in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,         Senior Vice President  (since May 1985) and General  Counsel
Secretary since 2001    (since February 2002) of the Manager;  General Counsel and a
Age: 55                 director   (since   November   2001)   of   OppenheimerFunds
                        Distributor,   Inc.;   Senior  Vice  President  and  General
                        Counsel  (since   November   2001)  of   HarbourView   Asset
                        Management  Corporation;   Vice  President  and  a  director
                        (since November 2000) of Oppenheimer  Partnership  Holdings,
                        Inc.; Senior Vice President,  General Counsel and a director
                        (since  November  2001)  of  Shareholder   Services,   Inc.,
                        Shareholder   Financial   Services,    Inc.,   OFI   Private
                        Investments,   Inc.,   Oppenheimer  Trust  Company  and  OFI
                        Institutional   Asset  Management,   Inc.;  General  Counsel
                        (since  November  2001)  of  Centennial   Asset   Management
                        Corporation;   a   director   (since   November   2001)   of
                        Oppenheimer   Real   Asset   Management,   Inc.;   Assistant
                        Secretary   and  a  director   (since   November   2001)  of
                        OppenheimerFunds  International  Ltd.; Vice President (since
                        November   2001)   of   OppenheimerFunds   Legacy   Program;
                        Secretary  (since November 2001) of Oppenheimer  Acquisition
                        Corp.;    formerly   Acting   General   Counsel    (November
                        2001-February  2002)  and  Associate  General  Counsel  (May
                        1981-October  2001) of the Manager;  Assistant  Secretary of
                        Shareholder   Services,   Inc.  (May  1985-November   2001),
                        Shareholder     Financial    Services,     Inc.    (November
                        1989-November  2001);  OppenheimerFunds  International  Ltd.
                        and  OppenheimerFunds  plc (October  1997-November 2001). An
                        officer of 82 in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Denis R. Molleur,       Vice  President and Senior  Counsel (since July 1999) of the
Assistant Secretary     Manager;    Vice    President    (since    June   1990)   of
since 2001              OppenheimerFunds    Distributor,    Inc.;   Director,   Vice
Age: 46                 President  and  Assistant  Secretary  (since  June  1999) of
                        Centennial  Asset  Management  Corporation;  Vice  President
                        (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;
                        formerly  Vice  President  and  Associate   Counsel  of  the
                        Manager  (June  1990-July  1999).  An  officer  of 82 in the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Katherine P. Feld,      Vice  President  (since June 1998) and Senior Counsel (since
Assistant Secretary     October 2003) of the Manager;  Vice  President  (since 1999)
since 2001              of  OppenheimerFunds  Distributor,  Inc.; Vice President and
Age: 45                 Assistant  Secretary  (since 1999) of Shareholder  Services,
                        Inc.;   Assistant   Secretary   (since   December  2001)  of
                        OppenheimerFunds  Legacy Program and  Shareholder  Financial
                        Services,   Inc.;  formerly  an  Assistant  Counsel  (August
                        1994-October  2003)  and  Assistant  Vice  President  of the
                        Manager   (August   1997-June   1998).   An  officer  of  82
                        portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President  and Senior  Counsel of the  Manager  (since
Assistant Secretary     July 1999);  formerly a Vice President and Associate Counsel
since 2001              of the Manager (September  1995-July 1999). An officer of 73
Age: 38                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------

      |X|   Remuneration of Trustees. The officers of the Fund who are affiliated with the Manager receive no salary or fee from the Fund. The
Trustees of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended October 31, 2003. The compensation from all 10 of the Board III Funds (including the Fund) represents compensation received for serving as a director or trustee and member of a committee (if applicable) of the boards of those funds during the calendar year ended December 31, 2002.

--------------------------------------------------------------------------------

Trustee Name and        Aggregate    Retirement   Estimated         Total
                                                                Compensation
                                                    Annual        From All
                                      Benefits    Retirement     Oppenheimer
                                     Accrued as  Benefits to   Funds For Which
Other Fund                            Part of      be Paid       Individual
Position(s)           Compensation      Fund         Upon         Serves As
(as applicable)        From Fund1     Expenses   Retirement2  Trustee/Director

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Thomas W. Courtney       $5,383         $631       $63,738        $103,959
Chairman and Audit
Committee Member

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Paul Y. Clinton          $5,136         $599       $63,738         $99,793
Audit Committee
Chairman

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert G. Galli
Audit Committee          $4,889         $623       $55,6783
Member                                                            $198,3864

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lacy B. Herrmann
Audit Committee          $4,889         $342       $63,702
Member                                                             $92,626

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brian Wruble
Audit Committee          $4,889         $96         $7,606
Member                                                             $95,626

--------------------------------------------------------------------------------

1.    Aggregate   Compensation   From   Fund   includes   fees  and   deferred
   compensation, if any, for a Trustee.
2.    Estimated  Annual  Retirement  Benefits  to be Paid Upon  Retirement  is
   based on a straight life payment plan election with the  assumption  that a
   Trustee  will  retire  at the age of 75 and is  eligible  (after 7 years of service)  to receive  retirement  plan  benefits as  described  below under
   "Retirement Plan for Trustees."
3.    Includes  $30,689  estimated  to be paid to Mr.  Galli for  serving as a trustee or director of 31 other  Oppenheimer  funds (at  December 31, 2002)
   that are not Board III Funds.
4.    Includes  $105,760  paid to Mr. Galli for serving as trustee or director of 31 other  Oppenheimer  funds (at  December  31, 2002) that are not Board
   III Funds.

|X|   Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as trustee for any of the Board I Funds for at least seven years in order to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit. Each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service.

|X|   Deferred Compensation Plan for Trustees. The Board of Trustees has
adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee. The amount paid to the Trustee under the plan is determined based upon the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

|X|   Major Shareholders.  As of November 24, 2003, the only persons who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:

      Charles  Schwab  & Co.  Inc.  Special  Custody  Acct  for the  Exclusive
      Benefit of Customers,  Attn:  Mutual Funds, 101 Montgomery  Street,  San
      Francisco,  CA  94104-4122,  which  owned  744,020.810  Class  A  shares
      (representing 5.72% of the Class A shares then outstanding);

      Merrill  Lynch  Pierce  Fenner  & Smith  for  the  Sole  Benefit  of its
      Customers,   Attn:   Fund   Admin.   4800  Deer  Lake  Drive  E  Fl.  3,
      Jacksonville,  FL  32246-6484;  which owned  155,322.480  Class C shares
      (representing  5.17% of the Class C shares then outstanding),  and owned
      29,  777.574  Class N shares  (representing  6.17% of the Class N shares then outstanding).

      NFSC FEBO #251-076317,  Richard Ekman TTEE Western  Retirement Trust FBO
      WRT  Adopting  Plan  Sponsors,  1200 5th Ave.,  Ste.  625,  Seattle,  WA
      98101-118,  which owned 27,373.738 Class N shares (representing 5.67% of the Class N shares then outstanding);

      Geohr J. Auerbach & D Markowitz TR FBO Erkshire  Radiological Assoc., 20
      Dunham  Mall,  Suite  301,  Pittsfield,   MA  01201-6208,   which  owned
      36,218.213  Class N shares  (representing  7.50%  of the  Class N shares then outstanding);

      Chris Prater TR I.P.H.F.H.A.  Inc.  401(k) PSP, 7829 E Rockhill  Street,
      Wichita,   KS  67206-3920,   which  owned   14,997.206  Class  N  shares
      (representing 6.28% of the Class N shares then outstanding);

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

|X| Code of Ethics.  The Fund,  the Manager and the  Distributor  have a Code of
Ethics.  It is  designed  to detect and  prevent  improper  personal  trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with  knowledge of the  investments  and  investment  intentions of the Fund and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel subject to the Code to invest in securities,  including  securities  that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance  with the Code of Ethics is carefully  monitored  and enforced by the
Manager.

     The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public  Reference  Room in Washington,  D.C. You can obtain  information about the hours of operation of the Public  Reference  Room by calling  the SEC at  1.202.942.8090.  The Code of
Ethics can also be viewed as part of the Fund's  registration  statement  on the
SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address:  publicinfo@sec.gov.,  -------------------  or by writing to the
SEC's Public Reference Section, Washington, D.C. 20549-0102.

|X| Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting Policies and  Procedures  under  which the Fund  votes  proxies  relating  to  securities
("portfolio  proxies")  held by the Fund. The Fund's  primary  consideration  in voting  portfolio  proxies  is the  financial  interests  of the  Fund  and  its shareholders.  The Fund has retained an unaffiliated third-party as its agent to vote  portfolio  proxies in accordance  with the Fund's  Portfolio  Proxy Voting
Guidelines  and to maintain  records of such portfolio  proxy voting.  The Proxy
Voting Guidelines  include  provisions to address conflicts of interest that may arise  between  the Fund  and OFI  where  an OFI  directly-controlled  affiliate manages or administers the assets of a pension plan of a company  soliciting the proxy. The Fund's  Portfolio Proxy Voting  Guidelines on routine and non-routine proxy proposals are summarized below.

o    The Fund  votes  with the  recommendation  of the  issuer's  management  on routine matters,  including  election of directors  nominated by management and ratification of auditors, unless circumstances indicate otherwise. o In general, the Fund opposes anti-takeover  proposals and supports elimination of  anti-takeover  proposals,  absent  unusual  circumstances.  o The  Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management  proposals to add a super-majority vote requirement.
     o The Fund opposes proposals to classify the board of directors. o The Fund supports  proposals  to  eliminate  cumulative  voting.  o The Fund opposes re-pricing

-------------------------------------------------------------------------------------

of   stock  Management   options.  o  The  Fund  generally  considers  executive
     compensatio  questions  such as stock  option  plans and bonus  plans to be ordinary business  activity.  The Fund analyzes stock option plans,  paying particular  attention to their  dilutive  effect.  While the Fund generally supports  management  proposals,  the Fund opposes plans it considers to be excessive.

     The Fund will be required to file new Form N-PX,  with its  complete  proxy voting  record for the 12 months  ended June 30th,  no later than August 31st of each year.  The first such filing is due no later than August 31, 2004,  for the twelve months ended June 30, 2004. Once filed,  the Fund's Form N-PX filing will be available (i) without charge,  upon request, by calling the Fund toll-free at
1.800.225.5677 and (ii) on the SEC's website at www.sec.gov.

     |X| The Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services  to the Fund  under an  investment  advisory agreement  between the Manager and the Fund. The Manager selects  securities for the Fund's portfolio and handles its day-to-day business. The portfolio managers of the Fund are employed by the Manager and are the persons who are  principally responsible for the day-to-day management of the Fund's portfolio. Other members of the  Manager's  Equity  Portfolio  Team provide the  portfolio  managers with counsel and support in managing the Fund's portfolio.

     The investment advisory agreement between the Fund and the Manager requires the Manager,  at its expense,  to provide the Fund with  adequate  office space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all  administrative and clerical personnel required to provide effective  administration  for the  Fund.  Those  responsibilities  include  the compilation  and  maintenance  of records  with respect to its  operations,  the preparation and filing of specified reports,  and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

     The Fund pays  expenses  not  expressly  assumed by the  Manager  under the advisory  agreement.  Expenses for the Trust's three series are allocated to the series in proportion to their net assets,  unless allocations of expenses can be made directly to a series.  The advisory  agreement  lists  examples of expenses paid by the Fund. The major  categories  relate to calculation of the Fund's net asset values per share, interest, taxes, brokerage commissions,  fees to certain
Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance  costs,  certain  printing  and  registration  costs and  non-recurring expenses,  including  litigation  costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the  Prospectus,  which are applied to the  assets of the Fund as a whole.  The fees are  allocated  to each class of shares  based  upon the  relative  proportion  of the Fund's net assets represented by that class.  The management  fees paid by the Fund to the Manager during Fees Paid to its last three fiscal OppenheimerFun years were: Inc.

Fiscal    Year   ended
10/31:                 n             ds,

-------------------------------------------------------------------------------------
    ---------------------------------------------------------------

              2001                        $2,752,474

    ---------------------------------------------------------------
    ---------------------------------------------------------------

              2002                        $3,656,726

    ---------------------------------------------------------------
    ---------------------------------------------------------------

              2003                         $3,717,654

    ---------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement.

     The  agreement  permits  the Manager to act as  investment  advisor for any other  person,  firm  or  corporation  and  to use  the  name  "Oppenheimer"  in connection  with other  investment  companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund,  the Manager may  withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

     |X| Annual Approval of Investment Advisory Agreement.  Each year, the Board of Trustees,  including a majority of the Independent  Trustees,  is required to approve the renewal of the investment advisory agreement. The Investment Company
Act requires  that the Board  request and evaluate and the Manager  provide such information  as may  be  reasonably  necessary  to  evaluate  the  terms  of the investment  advisory agreement.  The Board employs an independent  consultant to prepare a report that provides such  information  as the Board requests for this purpose.

     The Board also receives  information about the 12b-1  distribution fees the
Fund pays. These distribution fees are reviewed and approved at a different time of the year.

     The Board reviewed the foregoing information in arriving at its decision to renew  the  investment  advisory  agreement.  Among  other  factors,  the  Board considered:

o     The nature, cost, and quality
         of the services provided
         to the Fund and its
         shareholders;
o     The profitability of the Fund
         to the Manager;
o     The investment performance of

         the Fund in comparison to
         regular market indices;

o     Economies of scale that may
         be available to the Fund
         from the Manager;
o     Fees paid by other mutual
         funds for similar services;
o     The value and quality of any
         other benefits or services
         received by the Fund from
         its relationship with the

         Manager; and
o     The direct and indirect

         benefits the Manager
         received from its
         relationship with the
         Fund.  These included
         services provided by the
         Distributor and the
         Transfer Agent, and
         brokerage and soft dollar
         arrangements permissible
         under Section 28(e) of the
         Securities Exchange Act.

     The Board  considered  that the Manager must be able to pay and retain high quality  personnel at  competitive  rates to provide  services to the Fund.  The
Board also considered that maintaining the financial viability of the Manager is important  so that the  Manager  will be able to  continue  to  provide  quality services  to the Fund and its  shareholders  in  adverse  times.  The Board also considered  the  investment  performance  of other mutual  funds  advised by the
Manager.  The  Board is aware  that  there  are  alternatives  to the use of the
Manager.

     These matters were also  considered by the  Independent  Trustees,  meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations. The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules  regarding  the  independence  of counsel.

     After  careful  deliberation  the Board  concluded  that it was in the best interest of  shareholders  to continue the  investment  advisory  agreement  for another  year.  In arriving at a decision,  the Board did not single out any one factor or group of factors  as being more  important  than  other  factors,  but considered  all factors  together.  The Board judged the terms and conditions of the investment  advisory  agreement,  including the investment  advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement.  One of the duties of the Manager under the investment  advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains  provisions  relating to the employment of broker-dealers to effect the Fund's portfolio transactions.
The Manager is  authorized by the advisory  agreement to employ  broker-dealers, including  "affiliated"  brokers,  as that  term is  defined  in the  Investment
Company Act. The Manager may employ  broker-dealers  that the Manager thinks, in its best judgment  based on all relevant  factors,  will implement the policy of the Fund to obtain,  at reasonable  expense,  the "best execution" of the Fund's portfolio transactions.  "Best execution" means prompt and reliable execution at the most  favorable  price  obtainable.  The Manager  need not seek  competitive commission bidding.  However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions  paid to the extent  consistent with the  interests  and  policies  of the Fund as  established  by its Board of
Trustees.

     Under the  investment  advisory  agreement,  the Manager may select brokers
(other than affiliates) that provide  brokerage and/or research services for the
Fund and/or the other  accounts  over which the Manager or its  affiliates  have investment  discretion.  The commissions paid to such brokers may be higher than another  qualified  broker  would  charge,  if the  Manager  makes a good  faith determination  that the  commission  is fair and  reasonable  in relation to the services  provided.  Subject to those  considerations,  as a factor in selecting brokers for the Fund's  portfolio  transactions,  the Manager may also  consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment advisor.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment  advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate  brokerage  based upon  recommendations  from the  Manager's  portfolio managers. In certain instances,  portfolio manager may directly place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

     Transactions  in  securities  other than those for which an exchange is the primary  market  are  generally  done  with  principals  or  market  makers.  In transactions  on  foreign  exchanges,  the Fund  may be  required  to pay  fixed brokerage  commissions  and  therefore  would not have the benefit of negotiated commissions available in U.S. markets.  Brokerage commissions are paid primarily for  transactions  in  listed  securities  or for  certain  fixed-income  agency transactions in the secondary market.  Otherwise brokerage  commissions are paid only if it appears  likely that a better price or  execution  can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the  purchase or sale of the option and any  transaction  in the  securities  to which the option relates.

     Other funds  advised by the Manager  have  investment  policies  similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund,  which could  affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security  on the same day from the same  dealer,  the  transactions  under those combined  orders are averaged as to price and allocated in  accordance  with the purchase or sale orders actually placed for each account.

     Most  purchases  of debt  obligations  are  principal  transactions  at net prices.  Instead of using a broker  for those  transactions,  the Fund  normally deals  directly with the selling or purchasing  principal or market maker unless the Manager determines that a better price or execution can be obtained by using the services of a broker.  Purchases of portfolio  securities from  underwriters include a  commission  or  concession  paid by the  issuer  to the  underwriter.
Purchases from dealers  include a spread  between the bid and asked prices.  The
Fund seeks to obtain prompt  execution of these orders at the most favorable net price.

     The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful  only to one or more of the  advisory  accounts of the Manager and its affiliates.  The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the  Manager's  other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

     Investment research services include information and analysis on particular companies  and  industries  as well as market or economic  trends and  portfolio strategy,  market  quotations for portfolio  evaluations,  information  systems, computer hardware and similar products and services.  If a research service also assists the Manager in a  non-research  capacity  (such as  bookkeeping or other administrative  functions),  then only the percentage or component that provides assistance to the Manager in the investment  decision-making process may be paid in commission  dollars.  The Board of Trustees permits the Manager to use stated
commissions on secondary  fixed-income  agency trades to obtain  research if the broker  represents  to the  Manager  that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was executed by the broker on an agency basis at the stated commission,  and (iii) the trade is not a riskless principal transaction.  The Board of Trustees  permits the Manager to use  commissions  on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

     The  research   services   provided  by  brokers  broadens  the  scope  and
supplements  the research  activities  of the Manager.  That  research  provides additional  views and  comparisons for  consideration,  and helps the Manager to obtain market  information  for the valuation of securities that are either held in the Fund's  portfolio  or are being  considered  for  purchase.  The  Manager provides  information  to the  Board  about  the  commissions  paid  to  brokers furnishing such services,  together with the Manager's  representation  that the amount of such  commissions  was  reasonably  related to the value or benefit of such services.

------------------------------------------------------------------------

      Fiscal Year Ended 10/31          Total Brokerage Commissions
                                            Paid by the Fund1

------------------------------------------------------------------------
   ---------------------------------------------------------------------

            2001                            $1,038,440

   ---------------------------------------------------------------------
   ---------------------------------------------------------------------

            2002                            $2,850,138

   ---------------------------------------------------------------------
   ---------------------------------------------------------------------

            2003                           $3,893,0122

   ---------------------------------------------------------------------

1.    Amounts do not include spreads or commissions on principal  transactions on a net trade basis.
2.    In the fiscal year ended 10/31/03,  the amount of transactions  directed to brokers for research  services was  $71,988,314 and the amount of the  commissions  paid to  broker-dealers  for those  services was $214,794.

Distribution and Service Plans

The Distributor.  Under its General Distributor's Agreement with the Trust, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

-------------------------------------------

Fiscal    Aggregate        Class A
                           Front-End
Year      Front-End Sales  Sales Charges
Ended     Charges on       Retained by
10/31:    Class A Shares   Distributor1

-------------------------------------------
-------------------------------------------

  2001        $559,325        $154,880

-------------------------------------------
-------------------------------------------

  2002       $1,277,747       $364,089

-------------------------------------------
-------------------------------------------

  2003        $862,941        $249,984

-------------------------------------------

1.    Includes amounts  retained by a broker-dealer  that is an affiliate or a parent of the Distributor.

-----------------------------------------------------------------------------

Fiscal    Concessions on   Concessions on  Concessions on   Concessions on
Year      Class A Shares   Class B Shares  Class C Shares   Class N Shares
Ended     Advanced by      Advanced by     Advanced by      Advanced by
10/31:    Distributor1     Distributor1    Distributor1     Distributor1

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  2001        $79,900         $725,731         $73,490           $3,543

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  2002        $136,926       $1,601,790        $237,568         $43,172

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  2003        $81,212         $826,834         $147,073         $41,153

-----------------------------------------------------------------------------

1.    The  Distributor  advances  concession  payments  to dealers for certain sales  of  Class A shares  and for  sales  of Class B and  Class C shares from its own resources at the time of sale.
2.    The inception date of Class N shares was March 1, 2001.

------------------------------------------------------------------------------

Fiscal    Class A          Class B         Class C           Class N
          Contingent       Contingent                        Contingent
Year      Deferred Sales   Deferred Sales  Contingent        Deferred Sales
Ended     Charges          Charges         Deferred Sales    Charges
10/31:    Retained by      Retained by     Charges Retained  Retained by
          Distributor      Distributor     by Distributor    Distributor

------------------------------------------------------------------------------
------------------------------------------------------------------------------

  2001         $3,693         $161,522          $4,587              $0

------------------------------------------------------------------------------
------------------------------------------------------------------------------

  2002        $12,049         $369,914          $19,284           $4,079

------------------------------------------------------------------------------
------------------------------------------------------------------------------

  2003         $6,212         $375,487          $11,524          $14,320

------------------------------------------------------------------------------

   Distribution and Service Plans. The
   Fund has adopted a Service Plan for
   Class A shares and Distribution and
   Service Plans for Class B, Class C
   and Class N shares under Rule 12b-1
   of the Investment Company Act.
   Under those plans the Fund pays the
   Distributor for all or a portion of
   its costs incurred in connection
   with the distribution and/or
   servicing of the shares of the
   particular class. Each plan has
   been approved by a vote of the
   Board of Trustees, including a
   majority of the Independent
   Trustees1, cast in person at a
   meeting called for the purpose of
   voting on that plan.

         Under the plans, the Manager
   and the Distributor may make
   payments to affiliates and in their
   sole discretion, from time to time,
   may use their own resources (at no
   direct cost to the Fund) to make
   payments to brokers, dealers or
   other financial institutions for
   distribution and administrative
   services they perform. The Manager
   may use its profits from the
   advisory fee it receives from the
   Fund. In their sole discretion, the
   Distributor and the Manager may
   increase or decrease the amount of
   payments they make from their own
   resources to plan recipients.

         Unless a plan is terminated
   as described below, the plan
   continues in effect from year to
   year but only if the Fund's Board
   of Trustees and its Independent
   Trustees specifically vote annually
   to approve its continuance.
   Approval must be by a vote cast in
   person at a meeting called for the
   purpose of voting on continuing the
   plan. A plan may be terminated at
   any time by the vote of a majority
   of the Independent Trustees or by
   the vote of the holders of a
   "majority" (as defined in the
   Investment Company Act) of the
   outstanding shares of that class.

         The Board of Trustees and the
   Independent Trustees must approve
   all material amendments to a plan.
   An amendment to increase materially
   the amount of payments to be made
   under a plan must be approved by
   shareholders of the class affected
   by the amendment. Because Class B
   shares of the Fund automatically
   convert into Class A shares 72
   months after purchase, the Fund
   must obtain the approval of both
   Class A and Class B shareholders
   for a proposed material amendment
   to the Class A the plan that would
   materially increase payments under
   the plan. That approval must be by
   a "majority" (as defined in the
   Investment Company Act) of the
   shares of each class, voting
   separately by class.

         While the plans are in
   effect, the Treasurer of the Fund
   shall provide separate written
   reports on the plans to the Board
   of Trustees at least quarterly for
   its review. The reports shall
   detail the amount of all payments
   made under a plan and the purpose
   for which the payments were made.
   Those reports are subject to the
   review and approval of the
   Independent Trustees.

         Each plan states that while
   it is in effect, the selection and
   nomination of those Trustees of the
   Fund who are not "interested
   persons" of the Fund is committed
   to the discretion of the
   Independent Trustees. This does not
   prevent the involvement of others
   in the selection and nomination
   process as long as the final
   decision as to selection or
   nomination is approved by a
   majority of the Independent
   Trustees.

         Under the plans for a class,
   no payment will be made to any
   recipient in any quarter in which
   the aggregate net asset value of
   all Fund shares of that class held
   by the recipient for itself and its
   customers does not exceed a minimum
   amount, if any, that may be set
   from time to time by a majority of
   the Independent Trustees. The Board
   of Trustees has set no minimum
   amount of assets to qualify for
   payments  under the plans.

   |X|   Class A Service Plan Fees and
   Distribution Plan Fees. Under the
   Class A service plan, the
   Distributor currently uses the fees
   it receives from the Fund to pay
   brokers, dealers and other
   financial institutions (they are
   referred to as "recipients") for
   personal services and account
   maintenance services they provide
   for their customers who hold Class
   A shares. The services include,
   among others, answering customer
   inquiries about the Fund, assisting
   in establishing and maintaining
   accounts in the Fund, making the
   Fund's investment plans available
   and providing other services at the
   request of the Fund or the
   Distributor. The Class A service
   plan permits compensation to the
   Distributor at a rate of up to
   0.25% of average annual net assets
   of Class A shares. The Board
   Trustees has set that rate at that
   level. While the plan permits the
   Board to authorize payments to the
   Distributor to reimburse itself for
   services under the plan, the Board
   has not yet done so, except in the
   case of the special arrangement
   described below, regarding
   grandfathered retirement accounts.
   The Distributor makes payments to
   plan recipients quarterly at an
   annual rate not to exceed 0.25% of
   the average annual net assets
   consisting of Class A shares held
   in the accounts of the recipients
   or their customers.

         Under the Class A
   distribution plan, the plan
   provides for the Fund to pay an
   asset-based sales charge to the
   Distributor at an annual rate of
   0.25% of average annual net assets
   of Class A shares of the Fund.
   Effective January 1, 2003, the
   Board set that rate to zero.  Prior
   to that date, the Fund paid the
   Distributor an annual asset-based
   sales charge equal to 0.15% of
   average annual net assets
   representing Class A shares
   purchased before September 1, 1993,
   and 0.10% of average annual net
   assets representing Class A shares
   purchased on or after that date.
   The Distributor retained a portion
   of and paid the remaining
   asset-based sales charge to
   brokers, dealers and financial
   institutions.

         With respect to purchases of
   Class A shares subject to a
   contingent deferred sales charge by
   certain retirement plans that
   purchased such shares prior to
   March 1, 2001 ("grandfathered
   retirement accounts"), the
   Distributor currently intends to
   pay the service fee to recipients
   in advance for the first year after
   the shares are purchased. During
   the first year the shares are sold,
   the Distributor retains the service
   fee to reimburse itself for the
   costs of distributing the shares.
   After the first year shares are
   outstanding, the Distributor makes
   service fee payments to recipients
   quarterly on those shares. The
   advance payment is based on the net
   asset value of shares sold. Shares
   purchased by exchange do not
   qualify for the advance service fee
   payment. If Class A shares
   purchased by grandfathered
   retirement accounts are redeemed
   during the first year after their
   purchase, the recipient of the
   service fees on those shares will
   be obligated to repay the
   Distributor a pro rata portion of
   the advance payment of the service
   fee made on those shares.

         For the fiscal year ended
   October 31, 2003 payments under the
   Class A distribution and service
   plan totaled $643,052, of which
   $4,267 was service fee payments
   retained by the Distributor in
   connection with the grandfathered
   retirement accounts, described
   above, and included $45,646 paid to
   an affiliate of the Distributor's
   parent company. In addition, $1,742
   was retained for the asset-based
   sales charge, as allowed under the
   plan prior to January 1, 2003. Any
   unreimbursed expenses the
   Distributor incurs with respect to
   Class A shares in any fiscal year
   cannot be recovered in subsequent
   years. The Distributor may not use
   payments received under the Class A
   plan to pay any of its interest
   expenses, carrying charges, or
   other financial costs, or
   allocation of overhead.

   |X|   Class B, Class C and Class N
    Distribution and Service Plan
    Fees. Under each plan,
    distribution and service fees are
    computed on the average of the net
    asset value of shares in the
    respective class, determined as of
    the close of each regular business
    day during the period. Each plan
    provides for the Distributor to be
    compensated at a flat rate,
    whether the Distributor's
    distribution expenses are more or
    less than the amounts paid by the
    Fund under the plan during the
    period for which the fee is paid.
    The types of services that
    recipients provide are similar to
    the services provided under the
    Class A service plan, described
    above.

         The plans permit the
   Distributor to retain both the
   asset-based sales charges and the
   service fees or to pay recipients
   the service fee on a quarterly
   basis, without payment in advance.
   However, the Distributor currently
   intends to pay the service fee to
   recipients in advance for the first
   year after the shares are
   purchased. After the first year
   shares are outstanding, the
   Distributor makes service fee
   payments quarterly on those shares.
   The advance payment is based on the
   net asset value of shares sold.
   Shares purchased by exchange do not
   qualify for the advance service fee
   payment. If shares are redeemed
   during the first year after their
   purchase, the recipient of the
   service fees on those shares will
   be obligated to repay the
   Distributor a pro rata portion of
   the advance payment of the service
   fee made on those shares. In cases
   where the Distributor is the broker
   of record for Class B, Class C and
   Class N shares, i.e. shareholders
   without the services of a broker
   directly invest in the Fund, the
   Distributor will retain the
   asset-based sales charge and
   service fee for Class B, Class C
   and Class N shares.

         The asset-based sales charge
   and service fees increase Class B
   and Class C expenses by 1.00% and
   the asset-based sales charge and
   service fees increase Class N
   expenses by 0.50% of the net assets
   per year of the respective class.

         The Distributor retains the
   asset-based sales charge on Class B
   and Class N shares. The Distributor
   retains the asset-based sales
   charge on Class C shares during the
   first year the shares are
   outstanding. It pays the
   asset-based sales charge as an
   ongoing concession to the recipient
   on Class C shares outstanding for a
   year or more. If a dealer has a
   special agreement with the
   Distributor, the Distributor will
   pay the Class B, Class C or Class N
   service fee and the asset-based
   sales charge to the dealer
   quarterly in lieu of paying the
   sales concession and service fee in
   advance at the time of purchase.

         The asset-based sales charge
   on Class B, Class C and Class N
   shares allow investors to buy
   shares without a front-end sales
   charge while allowing the
   Distributor to compensate dealers
   that sell those shares. The Fund
   pays the asset-based sales charge
   to the Distributor for its services
   rendered in distributing Class B,
   Class C and Class N shares. The
   payments are made to the
   Distributor in recognition that the
   Distributor:
   o     pays sales concessions to
            authorized brokers and
            dealers at the time of
            sale and pays service fees
            as described above,
   o     may finance payment of sales
            concessions and/or the
            advance of the service fee
            payment to recipients
            under the plans, or may
            provide such financing
            from its own resources or
            from the resources of an
            affiliate,
   o     employs personnel to support
            distribution of Class B,
            Class C and Class N
            shares,
   o     bears the costs of sales
            literature, advertising
            and prospectuses (other
            than those furnished to
            current shareholders) and
            state "blue sky"
            registration fees and
            certain other distribution
            expenses,
   o     may not be able to adequately
            compensate dealers that
            sell Class B, Class C and
            Class N shares without
            receiving payment under
            the plans and therefore
            may not be able to offer
            such Classes for sale
            absent the plans,
   o     receives payments under the
            plans consistent with the
            service fees and
            asset-based sales charges
            paid by other
            non-proprietary funds that
            charge 12b-1 fees,
   o     may use the payments under
            the plan to include the
            Fund in various
            third-party distribution
            programs that may increase
            sales of Fund shares,
   o     may experience increased
            difficulty selling the
            Fund's shares if payments
            under the plan are
            discontinued because most
            competitor funds have
            plans that pay dealers for
            rendering distribution
            services as much or more
            than the amounts currently
            being paid by the Fund,
            and
   o     may not be able to continue
            providing, at the same or
            at a lesser cost, the same
            quality distribution sales
            efforts and services, or
            to obtain such services
            from brokers and dealers,
            if the plan payments were
            to be discontinued.

         The Distributor's actual
   expenses in selling Class B, Class
   C and Class N shares may be more
   than the payments it receives from
   the contingent deferred sales
   charges collected on redeemed
   shares and from the Fund under the
   plans. If either the Class B, Class
   C or Class N plan is terminated by
   the Fund, the Board of
   [Trustees][Directors] may allow the
   Fund to continue payments of the
   asset-based sales charge to the
   Distributor for distributing shares
   before the plan was terminated.

   ----------------------------------------------------------------------------------

      Distribution Fees Paid to the
      Distributor in the Fiscal Year
              Ended 10/31/03

   ----------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Class:            Total      Amount Retained   Distributor's    Distributor's
                                                  Aggregate      Unreimbursed
                                                 Unreimbursed    Expenses as %
                  Payments                      Expenses Under   of Net Assets
                Under Plan1    by Distributor        Plan          of Class

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Class B Plan    $1,376,190      $1,024,680       $2,446,864         1.42%

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Class C Plan     $535,797        $167,123         $950,703          1.32%

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Class N Plan     $33,516         $27,632          $149,486          1.33%

 -------------------------------------------------------------------------------

1.    Includes  amount  paid  to an  affiliate  of  the  Distributor's  parent company: $20,764 (Class B), $18,323 (Class C) and $722 (Class N).

      All payments under the plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on
payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the
Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:
o     Total returns measure the performance of a hypothetical account in the
         Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter. For Class C shares, the 1.0%
contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period, and total returns for the periods prior to 03/01/01 (the inception date for Class N shares) is based on the Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

ERV   l/n - 1  Average Annual Total
               Return
  P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
---
  P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P   = Total Return

-----------

    P
o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for Class A, Class B, Class C or Class N shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------

            The Fund's Total Returns for the Periods Ended 10/31/03

---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Class     of   Cumulative    Average Annual
 Shares       Total Returns
               (10 years or
              life-of-class)  Total Returns

 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                                 1-Year            5-Year           10-Year
                                                (or life of       (or life of
                                                   class)           class)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

          After    Without  After    Without  After    Without After    Without
          Sales    Sales    Sales    Sales    Sales    Sales   Sales    Sales
           Charge   Charge   Charge   Charge   Charge  Charge   Charge   Charge

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A1   123.74%  137.39%   28.31%   36.13%    9.24%  10.54%    8.39%    9.03%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B2   130.28%  130.28%   30.11%   35.11%    9.60%   9.88%    8.70%    8.70%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C3   124.49%  124.49%   34.11%   35.11%    9.88%   9.88%    8.42%    8.42%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class N    33.15%4  33.15%4   34.81%   35.81%  11.33%4 11.33%4      N/A      N/A

---------------------------------------------------------------------------------

1. Inception of Class A:      01/03/89
2. Inception of Class B:      9/1/93
3. Inception of Class C:      9/1/93
4. Inception of Class N:      3/01/01

-----------------------------------------------------------------------------

    Average Annual Total Returns for Class A Shares (After Sales Charge)
                       For the Periods Ended 10/31/03

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

                                 1-Year          5-Year          10-Year
                                              (or life of      (or life of
                                                 class)          class)

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

After Taxes on Distributions     28.31%          8.73%            6.79%

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

After Taxes on                   18.40%          7.74%            6.31%
Distributions and
Redemption of Fund Shares

-----------------------------------------------------------------------------

1.    Inception of Class A: 01/03/89

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

|X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the
Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. The Fund is include rated among small blend funds.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable)
Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance
of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
                     ---
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange ("the Exchange"). The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix C to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

      |X|   Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your individual accounts
            (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors,
o     Current purchases of Class A and Class B shares of the Fund and other
            Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o     Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of
            Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Opportunity Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Capital Preservation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Champion Income Fund          Street Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Convertible Securities Fund   Street Fund II
Oppenheimer Developing Markets Fund       Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Disciplined Allocation Fund   Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Discovery Fund                Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund               Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Global Fund                   Municipals
Oppenheimer Global Opportunities Fund     Oppenheimer Senior Floating Rate Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Small Cap Value Fund
Oppenheimer Growth Fund                   Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund               Oppenheimer Total Return Bond Fund
Oppenheimer International Bond Fund       Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund     Oppenheimer Value Fund
Oppenheimer  International  Small Company
Fund                                      Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund  Rochester Fund Municipals
Oppenheimer MidCap Fund
And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), if you purchase Class
A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the
Letter. Letters do not consider Class C or Class N shares you purchase or may have purchased.

      A Letter is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the
Fund (and other Oppenheimer funds) during a 13-month period (the "Letter period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the
Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter.  If the intended  purchase  amount under a Letter entered into by an OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the  Letter  period,  there  will be no  adjustment  of concessions paid to the  broker-dealer or financial  institution of record for accounts held in the name of that plan.

     In determining  the total amount of purchases  made under a Letter,  shares redeemed by the investor  prior to the  termination of the Letter period will be deducted.  It is the  responsibility of the dealer of record and/or the investor to advise the Distributor  about the Letter when placing any purchase orders for the  investor  during  the Letter  period.  All of such  purchases  must be made through the Distributor.

     |X| Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent  purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount  specified in the Letter shall be held in escrow by the Transfer
Agent. For example, if the intended purchase amount is $50,000, the escrow shall be  shares  valued  in the  amount of $2,500  (computed  at the  offering  price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the total minimum investment  specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

     3.  If,  at the end of the  13-month  Letter  period  the  total  purchases pursuant to the Letter are less than the intended  purchase amount  specified in the Letter,  the investor must remit to the  Distributor  an amount equal to the difference  between the dollar  amount of sales  charges  actually  paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.  That sales charge  adjustment will apply to any shares  redeemed  prior to the  completion of the Letter.  If the  difference in sales  charges  is not  paid  within  twenty  days  after  a  request  from  the
Distributor  or the  dealer,  the  Distributor  will,  within  sixty days of the expiration  of the Letter,  redeem the number of escrowed  shares  necessary  to realize such difference in sales charges.  Full and fractional  shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

     5. The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:  (a) Class A shares sold with a front-end  sales charge or subject to a Class A contingent  deferred sales charge,  (b) Class B shares of other Oppenheimer funds acquired subject to a contingent  deferred sales charge,  and (c) Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other  Oppenheimer  funds that were  acquired  subject to a Class A initial or contingent  deferred  sales charge or (2) Class B shares of one of the  other  Oppenheimer  funds  that were acquired subject to a contingent deferred sales charge.

     6. Shares held in escrow  hereunder  will  automatically  be exchanged  for shares of another  fund to which an exchange is  requested,  as described in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  As  explained  in the  Prospectus,  you  must  initially establish  your  account  with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase  additional  shares directly from a bank account for as little as $50. For those accounts  established  prior to November
1, 2002 and which have previously  established  Asset Builder Plans,  additional purchases  will remain at $25.  Shares  purchased by Asset Builder Plan payments from bank  accounts  are  subject  to the  redemption  restrictions  for  recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy shares for OppenheimerFunds  employer-sponsored  qualified  retirement accounts.  Asset
Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly  automatic  purchases of shares of up to four other
Oppenheimer funds.

     If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made
two  business  days  prior  to  the  investment   dates  you  selected  on  your
application.  Neither the Distributor,  the Transfer Agent nor the Fund shall be responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

Before you establish Asset Builder  payments,  you should obtain a prospectus of the  selected  fund(s)  from your  financial  advisor (or the  Distributor)  and request an application from the Distributor. Complete the application and return
it. You may change the amount of your Asset Builder payment or you can terminate these automatic  investments at any time by writing to the Transfer  Agent.  The
Transfer  Agent  requires a  reasonable  period  (approximately  10 days)  after receipt of your  instructions  to implement them. The Fund reserves the right to amend,  suspend or discontinue  offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain types of  retirement  plans are entitled to purchase shares of the Fund without  sales charge or at reduced  sales charge  rates,  as described in Appendix C to this  Statement of  Additional  Information.  Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily  valuation  basis by Merrill Lynch
Pierce Fenner &  Smith,  Inc.  ("Merrill  Lynch") or an  independent  record keeper that has a contract or special  arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service  agreement the plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable  investments,  then the retirement plan may purchase only Class B shares of the Oppenheimer  funds.  Any retirement plans in that  category  that  currently  invest  in Class B shares of the Fund will have their  Class B shares  converted  to Class A shares of the Fund when the  plan's applicable investments reach $5 million.

OppenheimerFunds  has entered  into  arrangements  with certain  record  keepers whereby the Transfer Agent  compensates the record keeper for its record keeping and account  servicing  functions that it performs on behalf of the  participant level accounts of a retirement plan.  While such  compensation may act to reduce the record  keeping fees charged by the retirement  plan's record  keeper,  that compensation  arrangement may be terminated at any time,  potentially  affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the Fund's shares (for  example,  when a purchase  check is  returned  to the Fund  unpaid)
causes a loss to be incurred  when the net asset values of the Fund's  shares on the  cancellation  date is less than on the purchase date. That loss is equal to the amount of the  decline in the net asset  value per share  multiplied  by the number of shares in the purchase  order.  The investor is  responsible  for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the  Distributor for that amount by redeeming shares from any account  registered in that investor's  name, or the Fund or the
Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents  an interest in the same portfolio of investments of the Fund. However, each class has different shareholder  privileges and features.  The net income  attributable  to Class B,
Class C or Class N shares and the dividends payable on Class B, Class C or Class
N shares will be reduced by  incremental  expenses  borne  solely by that class.
Those expenses  include the asset-based  sales charges to which Class B, Class C and Class N shares are subject.

     The  availability  of  different  classes of shares  permits an investor to choose  the  method  of  purchasing  shares  that  is more  appropriate  for the investor.  That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold  subject to an initial  sales  charge.  While Class B,
Class C and Class N shares  have no initial  sales  charge,  the  purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class
N shares is the same as that of the initial  sales charge on Class A shares - to compensate the Distributor and brokers,  dealers and financial institutions that sell shares of the Fund. A salesperson  who is entitled to receive  compensation from his or her firm for selling  Fund shares may  receive  different  levels of compensation for selling one class of shares rather than another.

     The Distributor will not accept any order in the amount of $250,000 or more for  Class B shares  or $1  million  or more for  Class C shares  on behalf of a single investor (not including dealer "street name" or omnibus  accounts).  That is because  generally it will be more advantageous for that investor to purchase
Class A shares of the Fund.

Class A Shares Subject to a Contingent  Deferred Sales Charge.  For purchases of
Class A shares  at net  asset  value  whether  or not  subject  to a  contingent deferred sales charge as described in the Prospectus,  no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares  purchased with the  redemption  proceeds of shares of another mutual  fund  offered  as an  investment  option in a  retirement  plan in which
Oppenheimer  funds  are also  offered  as  investment  options  under a  special arrangement with the Distributor, if the purchase occurs more than 30 days after the  Oppenheimer  funds are  added as an  investment  option  under  that  plan.
Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption  proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

     |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should change,  the automatic  conversion  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the asset-based sales charge for longer than six years.

     |X|  Availability of Class N Shares.  In addition to the description of the types of  retirement  plans which may purchase  Class N shares  contained in the prospectus, Class N shares also are offered to the following:

     o to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),

     o  to  all  rollover   contributions   made  to  Individual  401(k)  plans,
Profit-Sharing Plans and Money Purchase Pension Plans,

     o to all direct  rollovers  from  OppenheimerFunds-sponsored  Pinnacle  and
Ascender retirement plans,

     o to all trustee-to-trustee IRA transfers,

     o to all 90-24 type 403(b) transfers,

     o to Group  Retirement Plans (as defined in Appendix C to this Statement of
Additional  Information)  which have entered into a special  agreement  with the
Distributor for that purpose,

     o to Retirement  Plans  qualified  under  Sections  401(a) or 401(k) of the
Internal  Revenue  Code,  the  recordkeeper  or the plan  sponsor  for which has entered into a special agreement with the Distributor,

     o to Retirement  Plans of a plan sponsor where the aggregate  assets of all such plans invested in the Oppenheimer funds is $500,000 or more,

     o to  OppenheimerFunds-sponsored  Ascender  401(k)  plans  that pay for the purchase  with  the  redemption  proceeds  of  Class  A  shares  of one or  more
Oppenheimer funds, and

     o to certain  customers of broker-dealers  and financial  advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

     The sales  concession  and the advance of the service  fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:

     o  purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement plan that pays for the purchase with the redemption proceeds of Class
A  shares  of one or  more  Oppenheimer  funds  (other  than  rollovers  from an
OppenheimerFunds-sponsored  Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),

     o  purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement plan that pays for the purchase with the redemption proceeds of Class
C shares  of one or more  Oppenheimer  funds  held by the plan for more than one year  (other  than  rollovers  from an  OppenheimerFunds-sponsored  Pinnacle  or
Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and

     o on purchases of Class N shares by an OppenheimerFunds-sponsored  Pinnacle or Ascender  401(k) plan made with the redemption  proceeds of Class A shares of one or more Oppenheimer funds.

     No  sales  concessions  will be paid to the  broker-dealer  of  record,  as described  in the  Prospectus,  on sales of  Class N shares  purchased  with the redemption  proceeds of shares of another  mutual fund offered as an  investment option in a  retirement  plan in which  Oppenheimer  funds are also  offered  as investment  options under a special  arrangement  with the  Distributor,  if the purchase  occurs more than 30 days after the  Oppenheimer  funds are added as an investment option under that plan.

     |X|  Allocation of Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current  shareholders,  fees to unaffiliated
Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest,  taxes and brokerage commissions,  and non-recurring  expenses, such as litigation costs.

Other  expenses  that  are  directly  attributable  to a  particular  class  are allocated equally to each outstanding share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer and shareholder servicing agent fees and expenses,  and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the  Prospectus,  a $12 annual fee is assessed on any account valued at less than $500. This fee will not be assessed on the following accounts:

     o Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;

     o Accounts with an active Asset Builder Plan,  payroll  deduction plan or a military allotment plan;

     o  OppenheimerFunds-sponsored  group  retirement  accounts  that are making continuing purchases;

     o Certain accounts held by broker-dealers  through the National  Securities
Clearing Corporation; and

     o  Accounts  that  fall  below  the $500  threshold  due  solely  to market fluctuations within the 12-month period preceding the date the fee is deducted.

     The fee is automatically  deducted from qualifying  accounts annually on or about the second to last  business day of  September.  This annual fee is waived for any  shareholders  who  elect to  access  their  account  documents  through electronic  document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary  source for their  general  servicing needs. To sign up to access account documents  electronically  via eDocs Direct, please  visit the  Service  Center on our  website  at  www.oppenheimerfunds.com
------------------------ or call 1.888.470.0862 for instructions.

Determination  of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are  determined  as of the close of business of the Exchange on each day that the Exchange is open.  The  calculation is done by dividing  the value of the  Fund's  net  assets  attributable  to a class by the number of shares of that  class  that are  outstanding.  The  Exchange  normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example,  in case  of  weather  emergencies  or on days  falling  before  a U.S.
holiday).  All  references to time in this  Statement of Additional  Information mean "Eastern  time." The Exchange's most recent annual  announcement  (which is subject to change)  states that it will close on New Year's Day,  Martin  Luther
King, Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence  Day,
Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including  weekends and holidays) or after
4:00 P.M. on a regular  business  day.  Because the Fund's net asset values will not be  calculated  on those days,  the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.  Additionally,  trading  on  European  and  Asian  stock  exchanges  and over-the-counter markets normally is completed before the close of The Exchange.

Changes in the values of securities  traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but  before  the close of the  Exchange,  will not be  reflected  in the  Fund's calculation of its net asset values that day unless the Manager  determines that the event is likely to effect a  material  change in the value of the  security.
The Manager, or an internal valuation  committee  established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval,  ratification  and confirmation by the Board at its next ensuing meeting.

     |X|  Securities  Valuation.  The Fund's Board of Trustees  has  established procedures  for  the  valuation  of the  Fund's  securities.  In  general  those procedures  are as  follows:  o Equity  securities  traded on a U.S.  securities exchange or on Nasdaq(R) are valued as follows:

     (1) if last sale information is regularly reported,  they are valued at the last reported  sale price on the principal  exchange on which they are traded or on Nasdaq, as applicable, on that day, or

     (2) if last sale information is not available on a valuation date, they are valued at the last  reported sale price  preceding  the valuation  date if it is within the spread of the closing "bid" and "asked"  prices on the valuation date or, if not, at the closing "bid" price on the valuation date.

     o Equity securities traded on a foreign  securities  exchange generally are valued in one of the following ways:

     (1) at the last sale price available to the pricing service approved by the
Board of Trustees, or

     (2) at the last sale price  obtained by the Manager  from the report of the principal  exchange on which the security is traded at its last trading  session on or immediately before the valuation date, or

     (3) at the mean  between the "bid" and  "asked"  prices  obtained  from the principal  exchange  on  which  the  security  is  traded  or,  on the  basis of reasonable inquiry, from two market makers in the security.

o Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked"  prices  determined  by a portfolio  pricing service  approved by the Fund's Board of Trustees or obtained by the Manager  from two active  market  makers in the  security on the basis of reasonable inquiry.

o The following  securities are valued at the mean between the "bid" and "asked"
prices  determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active  market makers in the security on the basis of reasonable inquiry:

(1) debt instruments that have a maturity of more than 397 days when issued,

(2) debt  instruments  that had a maturity  of 397 days or less when  issued and have a remaining maturity of more than 60 days, and

(3) non-money  market debt  instruments  that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

o The following  securities  are valued at cost,  adjusted for  amortization  of premiums and accretion of discounts:

(1) money  market debt  securities  held by a  non-money  market fund that had a maturity of less than 397 days when issued that have a remaining  maturity of 60 days or less, and

(2) debt instruments held by a money market fund that have a remaining  maturity of 397 days or less.

o Securities  (including  restricted  securities)  not having  readily-available market  quotations  are  valued  at fair  value  determined  under  the  Board's procedures. If the Manager is unable to locate two market makers willing to give quotes,  a  security  may be priced at the mean  between  the "bid" and  "asked"
prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

     In the  case of U.S.  government  securities,  mortgage-backed  securities, corporate bonds and foreign government securities, when last sale information is not generally  available,  the Manager may use pricing services  approved by the
Board of  Trustees.  The pricing  service may use  "matrix"  comparisons  to the prices for comparable  instruments on the basis of quality,  yield and maturity.
Other  special  factors may be involved  (such as the  tax-exempt  status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing  services.  That  monitoring may include  comparing  prices used for portfolio valuation to actual sales prices of selected securities.

     The closing  prices in the London foreign  exchange  market on a particular business  day that are  provided  to the  Manager  by a bank,  dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

Puts,  calls,  and  futures  are valued at the last sale price on the  principal exchange on which they are traded or on Nasdaq, as applicable,  as determined by a pricing service approved by the Board of Trustees or by the Manager.  If there were no sales  that day,  they  shall be  valued  at the last sale  price on the preceding  trading  day if it is  within  the  spread of the  closing  "bid" and
"asked" prices on the principal  exchange or on Nasdaq on the valuation date. If not,  the value shall be the closing bid price on the  principal  exchange or on
Nasdaq on the  valuation  date.  If the put,  call or future is not traded on an exchange or on Nasdaq,  it shall be valued by the mean between "bid" and "asked"
prices  obtained by the Manager from two active market makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

     When the Fund writes an option,  an amount equal to the premium received is included  in the Fund's  Statement  of Assets and  Liabilities  as an asset.  An equivalent credit is included in the liability  section.  The credit is adjusted
("marked-to-market")  to reflect the  current  market  value of the  option.  In determining the Fund's gain on investments, if a call or put written by the Fund is exercised,  the proceeds are increased by the premium received.  If a call or put  written  by the Fund  expires,  the Fund  has a gain in the  amount  of the premium. If the Fund enters into a closing purchase transaction,  it will have a gain or loss,  depending  on whether the premium  received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information  below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending  Redemption  Proceeds by Federal  Funds Wire.  The Federal Funds wire of redemption  proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would  normally  authorize  the wire to be made, which is usually the Fund's next regular  business day following the redemption.
In those  circumstances,  the wire will not be  transmitted  until the next bank business day on which the Fund is open for business.  No dividends  will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment  Privilege.  Within six months of a redemption,  a shareholder  may reinvest all or part of the redemption proceeds of:

o Class A shares purchased  subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or

o Class B shares  that were  subject to the Class B  contingent  deferred  sales charge when redeemed.

     The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.  Reinvestment  will be at the net asset value next computed  after the Transfer  Agent  receives the reinvestment  order.  The  shareholder  must  ask the  Transfer  Agent  for that privilege at the time of reinvestment.  This privilege does not apply to Class C or  Class N  shares.  The  Fund  may  amend,  suspend  or  cease  offering  this reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

     Any  capital  gain that was  realized  when the  shares  were  redeemed  is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing  and  amount  of the reinvestment.  Under the Internal  Revenue Code, if the  redemption  proceeds of
Fund  shares on which a sales  charge was paid are  reinvested  in shares of the
Fund or another of the Oppenheimer  funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge  paid.  That would reduce the loss or increase the gain  recognized  from the  redemption.  However,  in that case the sales  charge  would  be  added  to the  basis  of the  shares  acquired  by the reinvestment of the redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the
Board of Trustees of the Fund may determine  that it would be detrimental to the best  interests of the remaining  shareholders  of the Fund to make payment of a redemption  order wholly or partly in cash.  In that case,  the Fund may pay the redemption  proceeds in whole or in part by a  distribution  "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

     The Fund has  elected to be  governed  by Rule 18f-1  under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day  period for any one  shareholder.  If shares are  redeemed  in kind,  the redeeming  shareholder  might  incur  brokerage  or other  costs in selling  the securities for cash. The Fund will value  securities  used to pay redemptions in kind  using the same  method  the Fund uses to value  its  portfolio  securities described  above  under  "Determination  of Net Asset  Values Per  Share."  That
valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary  redemption  of the shares held in any account if the  aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix.  The Board will not cause the  involuntary  redemption  of shares in an account if the  aggregate  net asset value of such  shares has fallen  below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the  requirements  for any notice to be given to the shareholders  in question (not less than 30 days).  The Board may  alternatively set  requirements  for the shareholder to increase the investment,  or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different  registration is not an event that  triggers  the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent deferred sales charge of any class at the time of  transfer  to the name of another  person or entity.  It does not matter whether the transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares. When shares  subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.
It  will  be  calculated  as if the  transferee  shareholder  had  acquired  the transferred  shares in the same manner and at the same time as the  transferring shareholder.

     If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described  in the
Prospectus  under "How to Buy Shares" for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions   From  Retirement   Plans.   Requests  for   distributions   from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs,  403(b)(7)  custodial plans,  401(k) plans or pension or  profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds  Retirement  Plans," c/o the  Transfer  Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must: (1) state the reason for the  distribution;  (2) state the owner's  awareness of tax penalties if the distribution is premature;  and (3) conform to the  requirements of the plan and the Fund's other redemption requirements.

Participants     (other     than     self-employed     plan     sponsors)     in
OppenheimerFunds-sponsored  pension or  profit-sharing  plans with shares of the
Fund  held in the name of the plan or its  fiduciary  may not  directly  request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

Distributions  from  pension  and profit  sharing  plans are  subject to special requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer  Agent before the  distribution  may be made.  Distributions  from retirement plans are subject to  withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution request, or the distribution may be delayed.  Unless
the   shareholder   has  provided  the  Transfer  Agent  with  a  certified  tax identification  number,  the Internal Revenue Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.
The Fund,  the  Manager,  the  Distributor,  and the  Transfer  Agent  assume no responsibility to determine  whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible  for any tax penalties  assessed in connection with a distribution.

Special  Arrangements  for  Repurchase  of Shares from Dealers and Brokers.  The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next computed after the  Distributor  receives an order placed by the dealer or broker.  However, if the Distributor receives a repurchase  order from a dealer or broker  after the close of the  Exchange on a regular  business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers  prior to the time the Exchange closes.  Normally,  the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally,  the order must have been transmitted to and received by the  Distributor  prior to its close of business  that day (normally
5:00 P.M.).

Ordinarily,  for  accounts  redeemed by a  broker-dealer  under this  procedure, payment  will be made  within  three  business  days after the shares  have been redeemed upon the Distributor's  receipt of the required redemption documents in proper  form.  The  signature(s)  of the  registered  owners  on the  redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange  Plans.  Investors  owning shares of the Fund valued at $5,000  or more can  authorize  the  Transfer  Agent to redeem  shares
(having  a  value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

Payments  are  normally  made by  check,  but  shareholders  having  AccountLink privileges  (see "How To Buy Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on  the  account application or by signature-guaranteed  instructions sent to the Transfer Agent.
Shares are  normally  redeemed  pursuant to an Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the account application.  If a contingent  deferred sales charge applies to the  redemption, the amount of the check or payment will be reduced accordingly.

     The Fund cannot guarantee  receipt of a payment on the date requested.  The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular additional Class A share purchases while participating in an Automatic  Withdrawal Plan. Class B, Class C
and Class N  shareholders  should  not  establish  automatic  withdrawal  plans, because of the potential  imposition of the contingent  deferred sales charge on such  withdrawals  (except  where  the  Class B,  Class C or Class N  contingent deferred  sales charge is waived as described in Appendix C to this Statement of
Additional Information).

     By requesting an Automatic  Withdrawal or Exchange  Plan,  the  shareholder agrees to the terms and  conditions  that apply to such plans,  as stated below.
These  provisions  may be  amended  from  time to time by the  Fund  and/or  the
Distributor.  When adopted,  any amendments will automatically apply to existing
Plans.  |X| Automatic  Exchange Plans.  Shareholders  can authorize the Transfer
Agent to exchange a  pre-determined  amount of shares of the Fund for shares (of the  same  class)  of  other  Oppenheimer  funds  automatically  on  a  monthly, quarterly,  semi-annual  or annual basis under an Automatic  Exchange  Plan. The minimum  amount  that  may be  exchanged  to each  other  fund  account  is $50.
Instructions  should  be  provided  on  the   OppenheimerFunds   Application  or
signature-guaranteed instructions.  Exchanges made under these plans are subject to the  restrictions  that apply to  exchanges  as set forth in "How to Exchange
Shares" in the Prospectus and below in this Statement of Additional Information.

|X|  Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without  a sales  charge  will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains distributions  will be redeemed next,  followed by shares  acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan as  agent  for the  shareholder(s)  (the  "Planholder")  who  executed  the plan authorization and application  submitted to the Transfer Agent. Neither the Fund nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan,  but the Transfer  Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder  may be  surrendered  unendorsed to the Transfer Agent with the plan  application so that the shares  represented by the  certificate may be held under the plan.

     For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

Shares will be redeemed to make  withdrawal  payments at the net asset value per share  determined  on  the  redemption  date.  Checks  or  AccountLink  payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

     The amount and the  interval of  disbursement  payments  and the address to which  checks  are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the  Transfer  Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan.  That  notice  must be in proper form in  accordance with the requirements of the then-current  Prospectus of the Fund. In that case, the Transfer  Agent will redeem the number of shares  requested at the net asset value  per  share  in  effect  and will  mail a check  for the  proceeds  to the
Planholder.

     The  Planholder may terminate a plan at any time by writing to the Transfer
Agent.  The Fund may also give  directions to the Transfer  Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory  to it that the  Planholder  has died or is legally  incapacitated.
Upon  termination of a plan by the Transfer Agent or the Fund,  shares that have not  been  redeemed  will  be  held in  uncertificated  form in the  name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper  instructions  are received from the Planholder, his or her executor or guardian, or another authorized person.

     To use Class A shares  held under the plan as  collateral  for a debt,  the
Planholder may request issuance of a portion of the shares in certificated form.
Upon written request from the Planholder,  the Transfer Agent will determine the number of shares  for which a  certificate  may be issued  without  causing  the withdrawal checks to stop.  However,  should such  uncertificated  shares become exhausted, Plan withdrawals will terminate.

     If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the
Planholder will be deemed to have appointed any successor  transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus,  shares of a particular class of Oppenheimer  funds having  more than one class of shares  may be  exchanged  only for shares of the same class of other Oppenheimer  funds.  Shares of Oppenheimer funds that have a single class  without a class  designation  are deemed "Class A" shares for this purpose.  You can obtain a current list showing  which funds offer which classes of shares by calling the Distributor.

o   All   of   the    Oppenheimer    funds   currently   offer   Class   A,   B,
------------------------------------------------------------------------   C,  N
and Y shares with the follow except

   The       Centennial New Y
   following
   funds
   only
   offer
   Class A
   shares:  ing
Centennial  ions:
America
Fund, L.P.                   ork Tax Exempt Trust
          ------------------------------------------------------------------------
   -----------------------------------------
Centennial   Centennial Tax Exempt Trust
California
Tax Exempt
Trust
   -----------------------------------------
   Centennial Government Trust               Oppenheimer Money Market Fund,
                                             Inc.
   Centennial Money Market Trust

   The following funds do not offer Class N shares:

   Oppenheimer AMT-Free Municipals           Oppenheimer Pennsylvania Municipal
                                             Fund
   Oppenheimer AMT-Free New York             Oppenheimer Rochester National
   Municipals                                Municipals
   Oppenheimer California Municipal Fund     Limited Term New York Municipal Fund
   Oppenheimer Limited Term Municipal        Oppenheimer Senior Floating Rate Fund
   Fund
   Oppenheimer New Jersey Municipal Fund     Rochester Fund Municipals

   The following funds do not offer Class Y shares:

   Oppenheimer AMT-Free Municipals          Oppenheimer Limited Term Municipal Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer Multiple Strategies Fund
   Oppenheimer California Municipal Fund    Oppenheimer New Jersey Municipal Fund
   Oppenheimer Capital Income Fund          Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer Cash Reserves                Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer Champion Income Fund         Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer Convertible Securities Fund  Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer Disciplined Allocation Fund  Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Developing Markets Fund      Oppenheimer Rochester National Municipals
   Oppenheimer Gold & Special Minerals Fund Oppenheimer Senior Floating Rate Fund
   Oppenheimer International Bond Fund      Oppenheimer Small Cap Value Fund
   Oppenheimer International Growth Fund    Oppenheimer Total Return Bond Fund
   Oppenheimer International Small Company  Limited Term New York Municipal Fund
   Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash
      Reserves or Oppenheimer Limited-Term Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital
      Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation
      Fund.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the
      Distributor of eligibility for this privilege at the time the shares of
      Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund until after the expiration of the warranty period
      (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund II until after the expiration of the warranty period
      (2/4/2011).

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      Processing  Exchange  Requests.  Shares to be exchanged  are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper  form  (the  "Redemption  Date").  Normally,  shares  of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B,
Class C and Class N shares are expected to be lower than dividends on Class A shares. That is because of the effect of the asset-based sales charge on
Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by
checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

Excise Tax on Regulated Investment Companies. Under the Internal Revenue
Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and
98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.
However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number
-------
when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in
March of each year.

If the ordinary income dividends from the Fund are effectively connected with
                                               ---
the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors. KPMG LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services.  They also act as auditors for certain other funds advised by the
Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Board of Trustees and Shareholders of
Oppenheimer Quest For Value Funds:

We have audited the accompanying statement of assets and liabilities including the statement of investments of Oppenheimer Small Cap Value Fund (one of the portfolios constituting the Oppenheimer Quest For Value Funds) as of October 31,
2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 1999, were audited by other auditors whose report dated November 19, 1999, expressed an unqualified opinion on this information.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Small Cap Value Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Denver, Colorado
November 21, 2003

STATEMENT OF INVESTMENTS  October 31, 2003
--------------------------------------------------------------------------------

                                         Market Value
                              Shares       See Note 1
------------------------------------------------------
Common Stocks--99.1%
------------------------------------------------------
Consumer Discretionary--18.8%
------------------------------------------------------
Hotels, Restaurants & Leisure--8.0%
AFC Enterprises, Inc. 1      400,000     $  6,700,000
------------------------------------------------------
Dave & Buster's, Inc. 1      557,800        7,335,070
------------------------------------------------------
Intrawest Corp.              450,000        7,564,500
------------------------------------------------------
Pinnacle
Entertainment, Inc. 1        150,000        1,312,500
------------------------------------------------------
Ruby Tuesday, Inc.           430,000       11,760,500
------------------------------------------------------
Scientific Games
Corp., Cl. A 1               900,000       11,970,000
                                         ------------
                                           46,642,570

------------------------------------------------------
Household Durables--0.7%
WCI Communities,
Inc. 1                       200,000        4,360,000
------------------------------------------------------
Leisure Equipment & Products--2.0%
Hasbro, Inc.                 325,000        7,085,000
------------------------------------------------------
Mega Bloks, Inc. 1           250,000        4,760,821
                                         ------------
                                           11,845,821

------------------------------------------------------
Media--2.3%
AMC Entertainment,
Inc. 1                       200,000        2,720,000
------------------------------------------------------
Journal
Communications,
Inc. 1                       195,300        3,474,387
------------------------------------------------------
Regal Entertainment
Group                        200,000        4,100,000
------------------------------------------------------
UGC Europe, Inc. 1            13,800          924,600
------------------------------------------------------
UnitedGlobalCom,
Inc., Cl. A 1                329,400        2,332,152
                                         ------------
                                           13,551,139

------------------------------------------------------
Specialty Retail--5.4%
Casual Male Retail
Group, Inc. 1              1,300,000       11,570,000
------------------------------------------------------
Gymboree Corp. 1             225,000        3,712,500
------------------------------------------------------
Hollywood
Entertainment
Corp. 1                      450,000        6,840,000
------------------------------------------------------
OfficeMax, Inc. 1            970,000        9,292,600
                                         ------------
                                           31,415,100

------------------------------------------------------
Textiles, Apparel & Luxury Goods--0.4%
Quicksilver, Inc. 1          150,000        2,575,500

                                         Market Value
                              Shares       See Note 1
------------------------------------------------------
Consumer Staples--2.6%
------------------------------------------------------
Food Products--1.8%
Bunge Ltd.                   175,000   $    4,742,500
------------------------------------------------------
Flowers Foods, Inc.          232,500        5,517,225
                                         ------------
                                           10,259,725

------------------------------------------------------
Tobacco--0.8%
Universal Corp.              110,000        4,793,800
------------------------------------------------------
Energy--7.0%
------------------------------------------------------
Energy Equipment & Services--2.9%
Key Energy
Services, Inc. 1             550,000        4,801,500
------------------------------------------------------
Maverick Tube
Corp. 1                      725,000       12,245,250
                                         ------------
                                           17,046,750

------------------------------------------------------
Oil & Gas--4.1%
Energy Partners Ltd. 1       500,000        6,005,000
------------------------------------------------------
Frontier Oil Corp.           725,900       11,614,400
------------------------------------------------------
Spinnaker
Exploration Co. 1            240,000        6,141,600
                                         ------------
                                           23,761,000

------------------------------------------------------
Financials--21.0%
------------------------------------------------------
Commercial Banks--6.1%
Cullen/Frost
Bankers, Inc.                155,000        6,007,800
------------------------------------------------------
Dime Community
Bancshares, Inc.             225,000        6,273,000
------------------------------------------------------
Independence
Community Bank
Corp.                        115,000        4,226,250
------------------------------------------------------
Republic
Bancshares, Inc.             185,000        5,385,350
------------------------------------------------------
UMB Financial Corp.          110,000        5,502,200
------------------------------------------------------
Webster Financial
Corp.                        190,400        8,510,880
                                         ------------
                                           35,905,480

------------------------------------------------------
Consumer Finance--1.3%
Bank Mutual Corp.            642,005        7,594,919
------------------------------------------------------
Diversified Financial Services--1.9%
Affiliated Managers
Group, Inc. 1                 87,000        6,307,500
------------------------------------------------------
First Marblehead
Corp. (The) 1                    300            6,645

                      11 | OPPENHEIMER SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS Continued

                                         Market Value
                              Shares       See Note 1
------------------------------------------------------
Diversified Financial Services Continued
Gabelli Asset
Management, Inc. 1           138,000     $  4,858,980
                                         ------------
                                           11,173,125

------------------------------------------------------
Insurance--8.6%
Penn-America
Group, Inc.                  370,600        5,651,650
------------------------------------------------------
Platinum
Underwriters
Holdings Ltd.                811,300       23,316,762
------------------------------------------------------
Protective Life Corp.        285,000        9,253,950
------------------------------------------------------
Scottish Re
Group Ltd.                   300,000        6,543,000
------------------------------------------------------
StanCorp Financial
Group, Inc.                   90,000        5,674,500
                                         ------------
                                           50,439,862

------------------------------------------------------
Real Estate--2.4%
Newcastle
Investment Corp.             600,000       14,040,000
------------------------------------------------------
Thrifts & Mortgage Finance--0.7%
Doral Financial Corp.         75,000        3,787,500
------------------------------------------------------
Health Care--6.8%
------------------------------------------------------
Health Care Equipment & Supplies--0.5%
Apogent
Technologies, Inc. 1         120,000        2,634,000
------------------------------------------------------
Health Care Providers & Services--6.3%
Andrx Corp. 1                233,300        4,642,670
------------------------------------------------------
Coventry Health
Care, Inc. 1                  70,000        3,832,500
------------------------------------------------------
Omnicare, Inc.               200,000        7,668,000
------------------------------------------------------
PacifiCare Health
Systems, Inc. 1               55,000        3,272,500
------------------------------------------------------
Province
Healthcare Co. 1             800,000       10,272,000
------------------------------------------------------
Universal Health
Services, Inc., Cl. B 1      155,000        7,292,750
                                         ------------
                                           36,980,420

------------------------------------------------------
Industrials--17.1%
------------------------------------------------------
Aerospace & Defense--3.6%
DRS Technologies,
Inc. 1                       525,000       12,631,500
------------------------------------------------------
Orbital Sciences
Corp. 1                      931,900        8,564,161
                                         ------------
                                           21,195,661

                                         Market Value
                              Shares       See Note 1
------------------------------------------------------
Airlines--1.0%
AMR Corp. 1                  260,000     $  3,452,800
------------------------------------------------------
Continental Airlines,
Inc., Cl. B 1                115,000        2,196,500
                                         ------------
                                            5,649,300

------------------------------------------------------
Commercial Services & Supplies--2.7%
Brink's Co. (The)            150,000        3,007,500
------------------------------------------------------
ChoicePoint, Inc. 1          120,000        4,204,800
------------------------------------------------------
Integrated Alarm
Services Group, Inc. 1       200,000        1,762,000
------------------------------------------------------
Kroll, Inc. 1                300,000        6,978,000
                                         ------------
                                           15,952,300

------------------------------------------------------
Construction & Engineering--2.0%
URS Corp. 1                  550,000       12,039,500
------------------------------------------------------
Electrical Equipment--1.0%
AMETEK, Inc.                 120,000        5,646,000
------------------------------------------------------
Machinery--3.5%
Actuant Corp., Cl. A 1        85,700        2,762,968
------------------------------------------------------
Albany International
Corp., Cl. A                 210,000        6,489,000
------------------------------------------------------
Harsco Corp.                 135,000        5,171,850
------------------------------------------------------
Pentair, Inc.                150,000        6,150,000
                                         ------------
                                           20,573,818

------------------------------------------------------
Road & Rail--3.3%
CNF Transportation,
Inc.                         135,000        4,727,700
------------------------------------------------------
Overnite Corp. 1             210,000        4,653,600
------------------------------------------------------
Ryder Systems, Inc.          180,000        5,400,000
------------------------------------------------------
Swift Transportation
Co., Inc. 1                  200,000        4,486,000
                                         ------------
                                           19,267,300

------------------------------------------------------
Information Technology--12.5%
------------------------------------------------------
Communications Equipment--1.8%
3Com Corp. 1               1,000,000        7,200,000
------------------------------------------------------
REMEC, Inc. 1                300,000        3,309,000
                                         ------------
                                           10,509,000

------------------------------------------------------
Computers & Peripherals--1.2%
Imation Corp.                 90,000        3,064,500
------------------------------------------------------
Maxtor Corp. 1               300,000        4,101,000
                                         ------------
                                            7,165,500

                      12 | OPPENHEIMER SMALL CAP VALUE FUND
                                         Market Value
                              Shares       See Note 1
------------------------------------------------------
Electronic Equipment & Instruments--1.5%
Flextronics
International Ltd. 1         400,000     $  5,600,000
------------------------------------------------------
Planar Systems, Inc. 1       125,000        2,892,500
                                         ------------
                                            8,492,500

------------------------------------------------------
Internet Software & Services--0.4%
Digitas, Inc. 1              300,000        2,610,000
------------------------------------------------------
IT Services--2.0%
BearingPoint, Inc. 1         315,000        2,961,000
------------------------------------------------------
Titan Corp. (The) 1          400,000        8,448,000
                                         ------------
                                           11,409,000

------------------------------------------------------
Semiconductors & Semiconductor Equipment--1.5%
AMIS Holdings, Inc. 1        100,000        2,015,000
------------------------------------------------------
Mykrolis Corp. 1             200,000        2,950,000
------------------------------------------------------
Skyworks
Solutions, Inc. 1            425,000        3,646,500
                                         ------------
                                            8,611,500

------------------------------------------------------
Software--4.1%
Activision, Inc. 1           450,000        6,790,500
------------------------------------------------------
Macromedia, Inc. 1           180,000        3,439,800
------------------------------------------------------
Quest Software, Inc. 1       100,000        1,490,000
------------------------------------------------------
Take-Two Interactive
Software, Inc. 1             160,000        6,328,000
------------------------------------------------------
Verity, Inc. 1               440,000        6,182,000
                                         ------------
                                           24,230,300

------------------------------------------------------
Materials--6.6%
------------------------------------------------------
Chemicals--3.0%
Airgas, Inc.                 290,000        5,553,500
------------------------------------------------------
FMC Corp. 1                  206,000        5,770,060
------------------------------------------------------
Lyondell
Chemical Co.                 415,000        5,934,500
                                         ------------
                                           17,258,060

------------------------------------------------------
Containers & Packaging--1.0%
Anchor Glass
Container Corp. 1            350,000        5,652,500
------------------------------------------------------
Metals & Mining--1.0%
GrafTech
International Ltd. 1         572,500        5,948,275

                                         Market Value
                              Shares       See Note 1
------------------------------------------------------
Paper & Forest Products--1.6%
Bowater, Inc.                110,000     $  4,491,300
------------------------------------------------------
Sappi Ltd.,
Sponsored ADR                400,000        5,120,000
                                         ------------
                                            9,611,300

------------------------------------------------------
Telecommunication Services--1.6%
------------------------------------------------------
Diversified Telecommunication Services--1.6%
IDT Corp., Cl. B 1           375,466        7,178,910
------------------------------------------------------
PTEK Holdings, Inc. 1        250,000        2,177,500
                                         ------------
                                            9,356,410

------------------------------------------------------
Utilities--5.1%
------------------------------------------------------
Electric Utilities--1.7%
AES Corp. (The) 1            800,000        7,000,000
------------------------------------------------------
Reliant
Resources, Inc. 1            600,000        2,970,000
                                         ------------
                                            9,970,000

------------------------------------------------------
Gas Utilities--1.3%
Kinder Morgan
Management LLC                67,226        2,551,227
------------------------------------------------------
Southern Union Co. 1         297,500        5,238,975
                                         ------------
                                            7,790,202

------------------------------------------------------
Multi-Utilities & Unregulated Power--2.1%
Equitable
Resources, Inc.              195,000        8,034,000
------------------------------------------------------
Vectren Corp.                175,000        4,130,000
                                         ------------
                                           12,164,000
                                         ------------
Total Common Stocks
(Cost $490,581,260)                       579,909,137

                      13 | OPPENHEIMER SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS  Continued

                           Principal     Market Value
                              Amount       See Note 1
------------------------------------------------------
Joint Repurchase Agreements--2.8%
------------------------------------------------------
Undivided interest of 11.05% in joint repurchase
agreement (Principal Amount/Market Value
$149,808,000, with a maturity value of $149,820,109)
with Banc One Capital Markets, Inc., 0.97%, dated
10/31/03, to be repurchased at $16,556,338 on
11/3/03, collateralized by U.S. Treasury Bonds,
3.625%--9%, 3/31/04--8/15/23, with a
value of $152,949,680
(Cost $16,555,000)       $16,555,000     $ 16,555,000

------------------------------------------------------
Total Investments,
at Value
(Cost $507,136,260)            101.9%     596,464,137
------------------------------------------------------
Liabilities
in Excess of
Other Assets                    (1.9)     (11,358,121)
                             -------------------------
Net Assets                     100.0%    $585,106,016
                             =========================

Footnote to Statement of Investments
1. Non-income producing security.

See accompanying Notes to Financial Statements.

                      14 | OPPENHEIMER SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES  October 31, 2003
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------
Investments, at value (cost $507,136,260)--see
accompanying statement                                                $596,464,137
-----------------------------------------------------------------------------------
Cash                                                                       500,822
-----------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                         2,802,513
Shares of beneficial interest sold                                       1,323,961
Interest and dividends                                                     237,284
Other                                                                       36,280
                                                                      -------------
Total assets                                                           601,364,997

-----------------------------------------------------------------------------------
Liabilities
-----------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                   14,943,503
Shares of beneficial interest redeemed                                     857,949
Shareholder reports                                                        142,332
Transfer and shareholder servicing agent fees                              142,263
Distribution and service plan fees                                         119,168
Trustees' compensation                                                      33,812
Other                                                                       19,954
                                                                      -------------
Total liabilities                                                       16,258,981

-----------------------------------------------------------------------------------
Net Assets                                                            $585,106,016
                                                                      =============

-----------------------------------------------------------------------------------
Composition of Net Assets
-----------------------------------------------------------------------------------
Par value of shares of beneficial interest                            $    229,960
-----------------------------------------------------------------------------------
Additional paid-in capital                                             465,984,228
-----------------------------------------------------------------------------------
Accumulated net investment loss                                            (32,137)
-----------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions                                                   29,595,576
-----------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies             89,328,389
                                                                      -------------
Net Assets                                                            $585,106,016
                                                                      =============

                      15 | OPPENHEIMER SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net Asset Value Per Share
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$330,214,799 and 12,649,189 shares of beneficial interest outstanding)    $26.11
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                               $27.70
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $171,896,161 and 6,991,018 shares of beneficial interest
outstanding)                                                              $24.59
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $71,779,216 and 2,924,019 shares of beneficial interest
outstanding)                                                              $24.55
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $11,215,840 and 431,727 shares of beneficial interest
outstanding)                                                              $25.98

See accompanying Notes to Financial Statements.

                      16 | OPPENHEIMER SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS  For the Year Ended October 31, 2003
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $10,874)               $  6,220,653
-----------------------------------------------------------------------------------
Interest                                                                   171,301
                                                                      -------------
Total investment income                                                  6,391,954

-----------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------
Management fees                                                          3,717,654
-----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                    643,052
Class B                                                                  1,376,190
Class C                                                                    535,797
Class N                                                                     33,516
-----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                    914,025
Class B                                                                    632,050
Class C                                                                    237,158
Class N                                                                     37,088
-----------------------------------------------------------------------------------
Shareholder reports                                                        319,882
-----------------------------------------------------------------------------------
Trustees' compensation                                                      27,477
-----------------------------------------------------------------------------------
Custodian fees and expenses                                                  7,624
-----------------------------------------------------------------------------------
Other                                                                      179,739
                                                                      -------------

Total expenses                                                           8,661,252
Less reduction to custodian expenses                                        (1,192)
Less voluntary waiver of transfer and shareholder servicing
agent fees--Class A                                                        (73,898)
Less voluntary waiver of transfer and shareholder servicing
agent fees--Class B                                                       (177,745)
Less voluntary waiver of transfer and shareholder servicing
agent fees--Class C                                                        (56,220)
Less voluntary waiver of transfer and shareholder servicing
agent fees--Class N                                                        (14,163)
                                                                      -------------
Net expenses                                                             8,338,034

-----------------------------------------------------------------------------------
Net Investment Loss                                                     (1,946,080)

-----------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                             56,195,316
Foreign currency transactions                                               (9,560)
                                                                      -------------
Net realized gain                                                       56,185,756
-----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                             90,044,317
Translation of assets and liabilities denominated in foreign currencies     (7,652)
                                                                      -------------
Net change in unrealized appreciation                                   90,036,665

-----------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                  $144,276,341
                                                                      =============

See accompanying Notes to Financial Statements.

                      17 | OPPENHEIMER SMALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

Year Ended October 31,                                          2003          2002
-----------------------------------------------------------------------------------
Operations
-----------------------------------------------------------------------------------
Net investment loss                                     $ (1,946,080) $ (4,023,327)
-----------------------------------------------------------------------------------
Net realized gain (loss)                                  56,185,756   (18,661,880)
-----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)      90,036,665    (9,851,435)
                                                        ---------------------------
Net increase (decrease) in net assets
resulting from operations                                144,276,341   (32,536,642)

-----------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
-----------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                           --      (680,554)
Class B                                                           --      (388,655)
Class C                                                           --      (109,996)
Class N                                                           --        (3,973)

-----------------------------------------------------------------------------------
Beneficial Interest Transactions
-----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                   27,564,749    65,028,767
Class B                                                   (1,650,967)   46,660,317
Class C                                                    7,875,626    25,340,589
Class N                                                    4,208,196     4,695,770

-----------------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------------
Total increase                                           182,273,945   108,005,623
-----------------------------------------------------------------------------------
Beginning of period                                      402,832,071   294,826,448
                                                        ---------------------------
End of period [including accumulated net investment
loss of $32,137 and $30,591, respectively]              $585,106,016  $402,832,071
                                                        ===========================

See accompanying Notes to Financial Statements.

                      18 | OPPENHEIMER SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Class A          Year Ended October 31,             2003        2002        2001          2000        1999
------------------------------------------------------------------------------------------------------------
Per Share Operating Data
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $19.18      $19.53      $21.26        $16.82      $17.29
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.04)       (.19)       (.23)         (.16)       (.10)
Net realized and unrealized gain (loss)             6.97        (.09)       (.47)         4.60         .18
                                                  ----------------------------------------------------------
Total from investment operations                    6.93        (.28)       (.70)         4.44         .08
------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                  --        (.07)      (1.03)           --1       (.54)
Distributions in excess of net realized gain          --          --          --            --        (.01)
                                                  ----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       --        (.07)      (1.03)           --        (.55)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $26.11      $19.18      $19.53        $21.26      $16.82
                                                  ==========================================================

------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                 36.13%      (1.45)%     (3.02)%       26.40%       0.38%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $330,215    $222,029    $172,395      $157,759    $151,059
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $245,319    $231,657    $163,007      $147,952    $170,205
------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                (0.12)%     (0.69)%     (1.06)%       (0.95)%     (0.60)%
Total expenses                                      1.59%       1.68%       1.86%         1.90%       1.96%
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                                  1.56%       1.66%        N/A 4,5       N/A 4       N/A 4
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              163%        151%        162%          166%         87%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

                      19 | OPPENHEIMER SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

Class B       Year Ended October 31,                2003        2002       2001         2000       1999
---------------------------------------------------------------------------------------------------------
Per Share Operating Data
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $18.20      $18.65     $20.47       $16.28     $16.84
---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.17)       (.18)      (.23)        (.33)      (.22)
Net realized and unrealized gain (loss)             6.56        (.20)      (.56)        4.52        .21
                                                  -------------------------------------------------------
Total from investment operations                    6.39        (.38)      (.79)        4.19       (.01)
---------------------------------------------------------------------------------------------------------

Dividends and/or distributions to shareholders:
Distributions from net realized gain                  --        (.07)     (1.03)          -- 1     (.54)
Distributions in excess of net realized gain          --          --         --           --       (.01)
                                                  -------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       --        (.07)     (1.03)          --       (.55)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $24.59      $18.20     $18.65       $20.47     $16.28
                                                  =======================================================

---------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                 35.11%      (2.06)%    (3.60)%      25.74%     (0.16)%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $171,896    $129,885    $95,418      $83,859    $82,949
---------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $137,734    $134,304    $88,235      $79,526    $94,863
---------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                (0.85)%     (1.34)%    (1.65)%      (1.48)%    (1.10)%
Total expenses                                      2.42%       2.34%      2.45%        2.44%      2.45%
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                                  2.29%       2.32%       N/A 4,5      N/A 4      N/A 4
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              163%        151%       162%         166%        87%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

                      20 | OPPENHEIMER SMALL CAP VALUE FUND

Class C       Year Ended October 31,                2003       2002       2001         2000       1999
--------------------------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $18.17     $18.62     $20.44       $16.25     $16.81
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.13)      (.10)      (.19)        (.33)      (.25)
Net realized and unrealized gain (loss)             6.51       (.28)      (.60)        4.52        .24
                                                  ------------------------------------------------------
Total from investment operations                    6.38       (.38)      (.79)        4.19       (.01)
--------------------------------------------------------------------------------------------------------

Dividends and/or distributions to shareholders:
Distributions from net realized gain                  --       (.07)     (1.03)          -- 1     (.54)
Distributions in excess of net realized gain          --         --         --           --       (.01)
                                                  ------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       --       (.07)     (1.03)          --       (.55)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $24.55     $18.17     $18.62       $20.44     $16.25
                                                  ======================================================

--------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                 35.11%     (2.06)%    (3.61)%      25.79%     (0.16)%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)         $71,779    $46,360    $26,604      $22,173    $20,959
--------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $53,649    $45,455    $24,134      $20,521    $24,964
-------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                (0.85)%    (1.33)%    (1.64)%      (1.49)%    (1.10)%
Total expenses                                      2.40%      2.33%      2.45%        2.44%      2.45%
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                                  2.30%      2.31%       N/A 4,5      N/A 4      N/A 4
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              163%       151%       162%         166%        87%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

                      21 | OPPENHEIMER SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

Class N        Year Ended October 31,                         2003      2002    2001 1
-----------------------------------------------------------------------------------------
Per Share Operating Data
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                        $19.13    $19.51    $19.58
-----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                           (.11)     (.27)     (.04)
Net realized and unrealized gain (loss)                       6.96      (.04)     (.03)
                                                            -----------------------------
Total from investment operations                              6.85      (.31)     (.07)
-----------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                            --      (.07)       --
Distributions in excess of net realized gain                    --        --        --
                                                            -----------------------------
Total dividends and/or distributions to shareholders            --      (.07)       --
-----------------------------------------------------------------------------------------
Net asset value, end of period                              $25.98    $19.13    $19.51
                                                            -----------------------------
                                                            -----------------------------

-----------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                           35.81%    (1.61)%   (0.36)%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $11,216    $4,558      $409
-----------------------------------------------------------------------------------------
Average net assets (in thousands)                          $ 6,722    $2,882      $106
-----------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                          (0.36)%   (0.78)%   (1.14)%
Total expenses                                                2.01%     1.82%     2.01%
Expenses after expense reimbursement or fee waiver and
reduction to custodian expenses                               1.80%     1.80%      N/A 4,5
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                        163%      151%      162%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

                      22 | OPPENHEIMER SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Small Cap Value Fund (the Fund), a series of Oppenheimer Quest For
Value Funds, is an open-end management investment company registered under the
Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds,
Inc. (the Manager).
   The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
   The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities)
for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of
Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
Foreign Currency Translation. The Fund's accounting records are maintained in
U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

                      23 | OPPENHEIMER SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               Net Unrealized
                                                                 Appreciation
                                                             Based on Cost of
                                                               Securities and
          Undistributed   Undistributed     Accumulated     Other Investments
          Net Investment      Long-Term            Loss    for Federal Income
          Income                   Gain  Carryforward 1          Tax Purposes
          -------------------------------------------------------------------
          $8,773,939        $21,607,844             $--           $88,542,182

1. During the fiscal year October 31, 2003, the Fund utilized $18,203,203 of capital loss carryforward to offset capital gains realized in that fiscal year.
During the fiscal year October 31, 2002, the Fund did not utilize any capital loss carryforwards.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2003. Net assets of the
Fund were unaffected by the reclassifications.

                      24 | OPPENHEIMER SMALL CAP VALUE FUND

                 From                 From                       Net
                 Ordinary          Capital   Tax Return   Investment
                 Loss               Gain 2   of Capital         Loss
                 ---------------------------------------------------
                 $1,944,534     $7,357,484          $--          $--

2. $5,412,950, including $3,849,747 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended October 31, 2003 and October 31, 2002 was as follows:

                                             Year Ended        Year Ended
                                       October 31, 2003  October 31, 2002
                 --------------------------------------------------------
                 Distributions paid from:
                 Long-term capital gain            $--         $1,183,178

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities
                 and other investments           $507,922,467
                                                 ============
                 Gross unrealized appreciation   $ 93,898,135
                 Gross unrealized depreciation     (5,355,953)
                                                 ------------
                 Net unrealized appreciation     $ 88,542,182
                                                 ============

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the
Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October
31, 2003, the Fund's projected benefit obligations were increased by $2,290 and payments of $745 were made to retired trustees, resulting in an accumulated liability of $32,138 as of October 31, 2003.
   The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

                      25 | OPPENHEIMER SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          Year Ended October 31, 2003    Year Ended October 31, 2002
                                Shares         Amount         Shares          Amount
-------------------------------------------------------------------------------------
Class A
Sold                         5,916,521   $125,928,724      7,897,143   $ 173,016,763
Dividends and/or
distributions reinvested            --             --         31,174         657,161
Redeemed                    (4,844,173)   (98,363,975)    (5,179,234)   (108,645,157)
                            ---------------------------------------------------------
Net increase                 1,072,348   $ 27,564,749      2,749,083   $  65,028,767
                            =========================================================

-------------------------------------------------------------------------------------
Class B
Sold                         2,100,067   $ 42,422,540      5,081,569   $ 107,197,590
Dividends and/or
distributions reinvested            --             --         17,890         359,961
Redeemed                    (2,247,539)   (44,073,507)    (3,076,759)    (60,897,234)
                            ---------------------------------------------------------
Net increase (decrease)       (147,472)  $ (1,650,967)     2,022,700   $  46,660,317
                            =========================================================

-------------------------------------------------------------------------------------
Class C
Sold                         1,493,876   $ 29,360,313      2,319,208   $  48,865,275
Dividends and/or
distributions reinvested            --             --          5,008         100,623
Redeemed                    (1,121,795)   (21,484,687)    (1,201,029)    (23,625,309)
                            ---------------------------------------------------------
Net increase                   372,081   $  7,875,626      1,123,187   $  25,340,589
                            =========================================================

                      26 | OPPENHEIMER SMALL CAP VALUE FUND

                          Year Ended October 31, 2003    Year Ended October 31, 2002
                                Shares         Amount         Shares          Amount
-------------------------------------------------------------------------------------
Class N
Sold                           288,753    $ 6,214,235        268,260     $ 5,721,300
Dividends and/or
distributions reinvested            --             --            188           3,969
Redeemed                       (95,267)    (2,006,039)       (51,183)     (1,029,499)
                            ---------------------------------------------------------
Net increase                   193,486    $ 4,208,196        217,265     $ 4,695,770
                            =========================================================

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2003, were
$758,684,041 and $704,929,326, respectively.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund provides for an annual fee of 0.85%
of the first $400 million of average annual net assets of the Fund, 0.75% of the next $400 million and 0.60% of average annual net assets in excess of $800 million.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended October 31, 2003, the Fund paid
$1,506,125 to OFS for services to the Fund.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                      Aggregate        Class A    Concessions    Concessions    Concessions    Concessions
                      Front-End      Front-End     on Class A     on Class B     on Class C     on Class N
                  Sales Charges  Sales Charges         Shares         Shares         Shares         Shares
                     on Class A    Retained by    Advanced by    Advanced by    Advanced by    Advanced by
Year Ended               Shares    Distributor  Distributor 1  Distributor 1  Distributor 1  Distributor 1
----------------------------------------------------------------------------------------------------------
October 31, 2003       $862,941       $249,984        $81,212       $826,834       $147,073        $41,153

1. The Distributor advances concession payments to dealers for certain sales of
Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                      27 | OPPENHEIMER SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued

                           Class A        Class B        Class C        Class N
                        Contingent     Contingent     Contingent     Contingent
                          Deferred       Deferred       Deferred       Deferred
                     Sales Charges  Sales Charges  Sales Charges  Sales Charges
                       Retained by    Retained by    Retained by    Retained by
Year Ended             Distributor    Distributor    Distributor    Distributor
--------------------------------------------------------------------------------
October 31, 2003            $6,212       $375,487        $11,524        $14,320

--------------------------------------------------------------------------------
Distribution and Service Plan for Class A Shares. The Fund has adopted a
Distribution and Service Plan for Class A shares. Under the plan the Fund paid an asset-based sales charge to the Distributor at an annual rate equal to 0.15%
of average annual net assets representing Class A shares purchased before
September 1, 1993 and 0.10% of average annual net assets representing Class A shares purchased on or before December 31, 2002. Beginning January 1, 2003, the
Board of Trustees set the annual rate at zero. The Fund also pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares.
For the year ended October 31, 2003, expense under the Class A plan totaled
$643,052, all of which were paid by the Distributor to recipients, which included $6,009 retained by the Distributor and $45,646 which was paid to an affiliate of the Manager.

--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

Distribution fees paid to the Distributor for the year ended October 31, 2003, were as follows:

                                                                  Distributor's
                                                   Distributor's      Aggregate
                                                       Aggregate  Uncompensated
                                                   Uncompensated  Expenses as %
                  Total Expenses  Amount Retained       Expenses  of Net Assets
                      Under Plan   by Distributor     Under Plan       of Class
-------------------------------------------------------------------------------
Class B Plan          $1,376,190       $1,024,680     $2,446,864          1.42%
Class C Plan             535,797          167,123        950,703          1.32
Class N Plan              33,516           27,632        149,486          1.33

--------------------------------------------------------------------------------
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

                      28 | OPPENHEIMER SMALL CAP VALUE FUND
   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates.
Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
   The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of
Operations.
   As of October 31, 2003, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. Borrowing and Lending Arrangements
The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
   The Fund had no interfund borrowings or loans outstanding during the year ended or at October 31, 2003.

                                     A-11

                                     A-1
                                  Appendix A

                             RATINGS DEFINITIONS
                             -------------------

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality.
They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa"
securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.
Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation  rated "AAA" have the highest rating assigned by Standard &
Poor's.  The  obligor's  capacity  to meet  its  financial  commitment  on the obligation is extremely strong.

AA: An obligation  rated "AA" differ from the highest rated  obligations  only in small degree.  The obligor's  capacity to meet its financial  commitment on the obligation is very strong.

A: An  obligation  rated "A" are  somewhat  more  susceptible  to the  adverse effects of changes in circumstances  and economic  conditions than obligations in  higher-rated  categories.  However,  the  obligor's  capacity  to meet its financial commitment on the obligation is still strong.

BBB:  An  obligation  rated  "BBB"  exhibit  adequate  protection  parameters.
However,  adverse  economic  conditions  or  changing  circumstances  are more likely to lead to a weakened  capacity  of the  obligor to meet its  financial commitment on the obligation.

BB, B, CCC, CC, and C
An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation  rated "BB" are less  vulnerable  to  nonpayment  than other
speculative  issues.   However,  they  face  major  ongoing  uncertainties  or
exposure to adverse business,  financial,  or economic  conditions which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

B: An obligation  rated "B" are more vulnerable to nonpayment than obligations rated "BB",  but the obligor  currently has the capacity to meet its financial commitment  on  the  obligation.  Adverse  business,  financial,  or  economic conditions  will likely impair the obligor's  capacity or  willingness to meet its financial commitment on the obligation.

CCC: An obligation  rated "CCC" are currently  vulnerable to  nonpayment,  and are dependent upon favorable business,  financial, and economic conditions for the obligor to meet its financial  commitment on the obligation.  In the event of adverse business,  financial,  or economic  conditions,  the obligor is not likely  to  have  the  capacity  to  meet  its  financial  commitment  on  the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C:  Subordinated  debt or preferred stock  obligations rated "C" are currently highly  vulnerable  to  nonpayment.  The "C"  rating  may be  used to  cover a situation where a bankruptcy  petition has been filed or similar action taken, but  payments  on this  obligation  are  being  continued.  A "C" also will be assigned to a preferred  stock issue in arrears on  dividends  or sinking fund payments, but that is currently paying.

D: An obligation rated "D" are in payment default.  The "D" rating category is used when payments on an  obligation  are not made on the date due even if the applicable  grace period has not expired,  unless  Standard & Poor's  believes that such payments will be made during such grace period.  The "D" rating also will be used  upon the  filing of a  bankruptcy  petition  or the  taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o     Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                     C-1

                                     B-1
                                  Appendix B

                           Industry Classifications

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                      Leisure Equipment & Products
Building Products                  Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor

                                     Equipment

Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities

                                     B-1

Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

                                     C-12

                                     C-13
                                  Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A shares2 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.3  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans4
         4) Group Retirement Plans5
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

 Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."6 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.

            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|-|

      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|   Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.7
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.8
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                        Funds
--------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions requested in writing by a Retirement Plan sponsor of Class
         C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class
         N shares of one or more Oppenheimer funds.
|_|   Distributions9 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.10
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.11
         9) On account of the participant's separation from service.12
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.        Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds. To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest
   International Value Fund, Inc.

   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
   Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders. Class A
   shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
   Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In
   the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
   but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value
   Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November
   24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.         Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
   Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18,
   1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more)
   of the categories below and acquired Class A shares prior to March 18,
   1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.       Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer

                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.C-12
|_|

Oppenheimer Small Cap Value Fund

Internet Website
      www.oppenheimerfunds.com
      ------------------------

Investment Advisor

      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor

      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services

      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP(225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Auditors
      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel

      Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019

1234

PX0251.1203

--------

   1 In accordance with Rule 12b-1 of the Investment Company Act, the term
   "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

2 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
3 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
4 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
5 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
6 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
7 This provision does not apply to IRAs.
8 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
9 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
10 This provision does not apply to IRAs.
11 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
12 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

Oppenheimer
Quest Balanced Value FundSM
(A series of Oppenheimer Quest for Value Funds)

6803 S. Tucson Way, Centennial, CO 80112

1.800.225.5677

Statement of Additional Information dated December 23, 2003

      This Statement of Additional Information is not a Prospectus.  This
document contains additional information about the Fund and supplements information in the Prospectus dated December 23, 2003.  It should be read together with the Prospectus, which may be obtained by writing to the Fund's
Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents
                                                                      Page
About the Fund

About Your Account

Financial Information About the Fund

ABOUT The FUnd

Additional Information About the Fund's Investment Policies and Risks

      The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of
Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager,
OppenheimerFunds, Inc., (the "Manager") and sub-advisor, OpCap Advisors (the
"Sub-Advisor"), can select for the Fund.  Additional information is also provided about the strategies that the Fund might use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Sub-Advisor may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

      In selecting securities for the Fund's portfolio, the Sub-Advisor evaluates the merits of particular securities primarily through the exercise of its own investment analysis. In the case of corporate issuers, that process may include, among other things, evaluation of the issuer's historical operations, prospects for the industry of which the issuer is part, the issuer's financial condition, its pending product developments and business (and those of competitors), the effect of general market and economic conditions on the issuer's business, and legislative proposals that might affect the issuer.  In the case of foreign securities, when evaluating the securities of issuers in a particular country, the Sub-Advisor may also consider the conditions of a particular country's economy in relation to the
U.S. economy or other foreign economies, general political conditions in a country or region, the effect of taxes, the efficiencies and costs of particular markets and other factors.

     Investments in Equity Securities. The Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore the Fund can invest in securities of small-, mid- and large-capitalization issuers. At times, the Fund may increase the relative emphasis of its equity investments in securities of one or more capitalization ranges, based upon the Sub-Advisor's judgment of where the best market opportunities are to seek the Fund's objective. At times, the market may favor or disfavor securities of issuers of a particular capitalization range, and securities of small-capitalization issuers may be subject to greater price volatility in general than securities of larger companies. Therefore, if the Fund has substantial investments in smaller-capitalization companies at times of market volatility, the Fund's share price could fluctuate more than that of funds focusing on larger-capitalization issuers.

o     Value Investing. In selecting equity investments for the Fund's portfolio, the portfolio manager currently uses a value investing style. In using a value approach, the portfolio manager seeks stock and other equity securities that appear to be temporarily undervalued, by various measures, such as price/earnings ratios. This approach is subject to change and may not necessarily be used in all cases. Value investing seeks stocks having prices that are low in relation to their real worth or future prospects, in the hope that the Fund will realize appreciation in the value of its holdings when other investors realize the intrinsic value of the stock.

      Using value investing requires research as to the issuer's underlying financial condition and prospects. While there are a variety of measures that can be used to identify these securities, the portfolio manager looks primarily at the issuer's price/earnings ratio, which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio lower than its historical range, or the market as a whole or that of similar companies, may offer attractive investment opportunities.

         Preferred Stocks. Preferred stocks are equity securities but have certain attributes of debt securities. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before the issuer can pay dividends on common shares.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest prior to maturity rates decline. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

      Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital as debt securities and may not offer the same degree of assurance of continued income as debt securities. The rights of preferred stock on distribution of a corporation's assets in the event of its liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of its liquidation.

o     Rights and Warrants. The Fund can invest up to 5% of its total assets in warrants and rights. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not necessarily move parallel to the prices of the underlying securities.  Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders.
Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

o     Convertible Securities.  Convertible securities are debt securities that are convertible into an issuer's common stock. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.
      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security: it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security. Convertible securities are subject to credit risks and interest rate risk as discussed below under "Investments in Debt Securities."
      While some convertible securities are a form of debt security in many cases, their conversion feature (allowing conversion into equity securities)
causes them to be regarded by the Manager more as "equity equivalents."  In those cases, the credit rating assigned to the security has less impact on the Manager's investment decision than in the case of non-convertible fixed-income securities. To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors:

(1)   whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)   whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
         (considering the effect of conversion of the convertible
         securities), and
(3)   the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any
         appreciation in the price of the issuer's common stock.

      Investments in Debt Securities. The Fund invests in a variety of domestic and foreign debt securities, including corporate bonds, debentures and other debt securities, and foreign and U.S. government securities including mortgage-related securities, to seek investment income as part of its investment objectives.  It might invest in them also to seek capital growth or for liquidity or defensive purposes.  Although the Fund will invest at least 25% of its total assets in fixed-income senior securities, the Fund emphasizes investments in equity securities.  Foreign debt securities are subject to the risks of foreign investing described below.  In general, domestic and foreign debt securities are also subject to credit risk and interest rate risk.

o     Credit Risk.  Credit risk relates to the ability of the issuer of a debt security to meet interest and principal payment obligations as they become due.  In making investments in debt securities, the Sub-Advisor may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's creditworthiness. The Fund's debt investments can include investment-grade bonds and non-investment grade bonds
(commonly referred to as "junk bonds").  Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors Service, Inc. ("Moody's"), at least
"BBB" by Standard & Poor's Rating Services ("Standard & Poor's") or Fitch,
Inc. ("Fitch"), or that have comparable ratings by another nationally recognized rating organization. If securities the Fund buys are unrated, to be considered part of the Fund's holdings of investment-grade securities, they must be judged by the Sub-Advisor to be of comparable quality to bonds rated as investment grade by a rating organization. The debt securities rating definitions of the Moody's, Standard & Poor's and Fitch are included in Appendix A to this Statement of Additional Information.

         Interest Rate Risk. Interest rate risk refers to the fluctuations in value of debt securities resulting from the inverse relationship between price and yield.  For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

      Fluctuations in the market value of fixed-income securities after the
Fund buys them will not affect the interest income payable on those securities (unless the security pays interest at a variable rate pegged to interest rate changes).  However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

         Special Risks of Lower-Grade Securities. The Fund can invest up to
25% of its total assets in lower-grade debt securities.  Because lower-grade securities tend to offer higher yields than investment-grade securities, the
Fund may invest in lower-grade securities if the Sub-Advisor is trying to achieve greater income. In some cases, the appreciation possibilities of lower-grade securities may be a reason they are selected for the Fund's portfolio.

      "Lower-grade" debt securities are those rated below "investment grade,"
which means they have a rating lower than "Baa" by Moody's or lower than
"BBB" by Standard & Poor's or Fitch, or similar ratings by other nationally recognized rating organizations. If they are unrated, and are determined by the Sub-Advisor to be of comparable quality to debt securities rated below investment grade, they are included in determining the maximum amount of  the
Fund's assets that can be invested in lower-grade securities under the 25%
limitation.  The Fund can invest in securities rated as low as "Caa" by
Moody's or "CCC" by Standard and Poor's, although it does not intend to invest in securities in those ratings categories.

      Some of the special credit risks of lower-grade securities are discussed in the Prospectus. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risks of foreign investing discussed in the Prospectus and in this Statement of Additional Information.

      However, the Fund's limitations on these investments may reduce some of the risks to the Fund, as will the Fund's policy of diversifying its investments. Additionally, to the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

      While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch are investment grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics.

         Mortgage-Related Securities.  Mortgage-related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations
 ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs")
 and other real estate-related securities.

      Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks, as described in the Prospectus.

      As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. The Fund can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

      In periods of declining interest rates, mortgages are more likely to be prepaid. Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. Therefore, it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. Therefore, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated maturities.

      Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. In turn, this can affect the value of the Fund's shares. If a mortgage-related security has been purchased at a premium, all or part of the premium the Fund paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Fund may fail to recoup its initial investment on the security.

      If interest rates rise rapidly, prepayments may occur at a slower rate than expected and the expected maturity of long-term or medium-term securities could lengthen as a result. Generally, that would cause their value and the prices of the Fund's share to fluctuate more widely in response to changes in interest rates.

      As with other debt securities, the values of mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them.
Their values may also be affected by changes in government regulations and tax policies.

         Collateralized Mortgage Obligations. CMOs are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates.
 They may be collateralized by:
(1)   pass-through certificates issued or guaranteed by Ginnie Mae, Fannie
               Mae, or Freddie Mac,
(2)   unsecuritized mortgage loans insured by the Federal Housing
               Administration or guaranteed by the Department of Veterans'
               Affairs,
(3)   unsecuritized conventional mortgages,
(4)   other mortgage-related securities, or
(5)   any combination of these.
      Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index.
These are floating rate CMOs, and typically have a cap on the coupon rate.
Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

      U.S. Government Securities.  These are securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered entities referred to as "instrumentalities." The obligations of U.S.
government agencies or instrumentalities in which the Fund can invest may or may not be guaranteed or supported by the "full faith and credit" of the
United States.  "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.  The Fund will invest in securities of U.S. government agencies and instrumentalities only if the
Sub-Advisor is satisfied that the credit risk with respect to the agency or instrumentality is minimal.

o     U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of from one to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. They also can include U.
 S. Treasury securities that have been "stripped" by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury
 Inflation-Protection Securities ("TIPS").

o     Treasury Inflation-Protection Securities. The Fund can buy these U.S.
 Treasury securities, called "TIPS," that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

o     Obligations Issued or Guaranteed by U.S. Government Agencies or
 Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government.
 Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as
 Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal
 Home Loan Mortgage Corporation obligations ("Freddie Macs").

o     U.S. Government Mortgage-Related Securities. The Fund can invest in a variety of mortgage-related securities that are issued by U.S. government agencies or instrumentalities, some of which are described below.

|X|   Money Market Instruments. The following is a brief description of the types of money market securities the Fund can invest in.  Those money market securities are high-quality, short-term debt instruments that are issued by the U.S. government, corporations, banks or other entities.  They may have fixed, variable or floating interest rates.

o     U.S. Government Securities.  These include obligations issued or guaranteed by the U.S. government or any of its agencies or
instrumentalities, as described above.

o     Bank Obligations.  The Fund can buy time deposits, certificates of deposit and bankers' acceptances.  Time deposits, other than overnight deposits, may be subject to withdrawal penalties, and if so, they are deemed to be "illiquid" investments.

      The Fund can purchase bank obligations that are fully insured by the
Federal Deposit Insurance Corporation. The FDIC insures the deposits of member banks up to $100,000 per account. Insured bank obligations may have a limited market and a particular investment of this type may be deemed
"illiquid" unless the Board of Trustees of the Fund determines that a readily-available market exists for that particular obligation, or unless the obligation is payable at principal amount plus accrued interest on demand or within seven days after demand.

         Commercial Paper.  The Fund can invest in commercial paper if it is rated within the top two rating categories of Standard & Poor's and Moody's.
 If the paper is not rated, it may be purchased if issued by a company having a credit rating of at least "AA" by Standard & Poor's or "Aa" by Moody's.

      The Fund can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.

         Variable Amount Master Demand Notes.  Master demand notes are corporate obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest under direct arrangements between the
 Fund, as lender, and the borrower.  They permit daily changes in the amounts borrowed.  The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may prepay up to the full amount of the note without penalty.  These notes may or may not be backed by bank letters of credit.

      Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time.  Accordingly, the Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand.
      The Fund has no limitations on the type of issuer from whom these notes will be purchased. However, in connection with such purchases and on an ongoing basis, the Sub-Advisor will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously.  Investments in master demand notes are subject to the limitation on investments by the Fund in illiquid securities, described in the Prospectus. The Fund does not intend that its investments in variable amount master demand notes will exceed 5% of its total assets.

      Portfolio Turnover.  "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year.  For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100% annually. The Fund's portfolio turnover rate will fluctuate from year to year, and may be in excess of 100%
annually.  Increased portfolio turnover creates higher brokerage and transaction costs for the Fund.  Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies. In seeking its objective, the
Fund may from time to time use the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use them.

      Foreign Securities. The Fund can purchase equity and debt securities issued by foreign companies or foreign governments or their agencies.
"Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments and their agencies and instrumentalities.
Those securities may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities" for the purpose of the Fund's investment allocations. That is because they are subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

Because the Fund can purchase securities denominated in foreign currencies, a change in the value of a foreign currency against the U.S. dollar could result in a change in the amount of income the Fund has available for distribution.  Because a portion of the Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the
Fund will absorb the cost of currency fluctuations.  After the Fund has distributed income, subsequent foreign currency losses may result in the
Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

         Foreign Debt Obligations. The debt obligations of foreign
 governments and their agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government. The Fund can buy securities issued by certain "supra-national" entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for
 Reconstruction and Development (commonly called the "World Bank"), the Asian
 Development Bank and the Inter-American Development Bank.

      The governmental members of these supra-national entities are
"stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

         Risks of Foreign Investing.  Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to
               domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
               U.S.;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or
               adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

            Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in
 Europe, Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The Sub-Advisor will consider these factors when evaluating securities in these markets, because the selection of those securities must be consistent with the Fund's goal of growth of capital and investment income.

      Investing in Small, Unseasoned Companies. The Fund can invest in securities of small, unseasoned companies.  These are companies that have been in operation for less than three years, including the operations of any predecessors.  Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Fund's ability to dispose of them and can reduce the price the
Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might otherwise be obtained.

|X|   "When-Issued" and "Delayed-Delivery" Transactions.  The Fund can invest in securities on a "when-issued" basis and can purchase or sell securities on a "delayed-delivery" or "forward commitment" basis.  When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date.  The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Sub-Advisor before settlement will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund from the investment.  No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade. There is a risk of loss to the Fund if the value of the security changes prior to the settlement date, and there is the risk that the other party may not perform

      The Fund can engage in when-issued transactions to secure what the
Sub-Advisor considers to be an advantageous price and yield at the time of entering into the obligation. When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Sub-Advisor considers to be advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Fund's net asset value.  In a sale transaction, it records the proceeds to be received. The Fund will identify on its books liquid assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment. The Fund will not enter into when-issued commitments if more than 15% of the Fund's net assets would be committed under these transactions.

      When-issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

      Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include
U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act, are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Sub-Advisor will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an exemptive order issued by the Securities and Exchange
Commission ("SEC"), the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

         Reverse Repurchase Agreements. The Fund can use reverse repurchase agreements on debt obligations it owns. Under a reverse repurchase agreement, the Fund sells an underlying debt obligation and simultaneously agrees to repurchase the same security at an agreed-upon price at an agreed-upon date.
The Fund will identify on its books liquid assets in an amount sufficient to cover its obligations under reverse repurchase agreements, including interest, until payment is made to the seller.

      These transactions involve the risk that the market value of the securities sold by the Fund under a reverse repurchase agreement could decline below the price at which the Fund is obligated to repurchase them.
These agreements are considered borrowings by the Fund and will be subject to the asset coverage requirement under the Fund's policy on borrowing discussed below.

|X|   Illiquid and Restricted Securities.  To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of
1933, the Fund may have to cause those securities to be registered.  The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of
1933, if those securities have been determined to be liquid by the Manager and the Sub-Advisor under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

      Participation Interests. The Fund can invest in participation interests, subject to the Fund's limitation on investments in illiquid investments. A participation interest is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyer's participation interest bears to the total principal amount of the loan. No more than 5% of the Fund's net assets can be invested in participation interests of the same borrower. The issuing financial institution may have no obligation to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives.

      Participation interests are primarily dependent upon the
creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, the Fund could experience a reduction in its income. The value of that participation interest might also decline, which could affect the net asset value of the Fund's shares.
If the issuing financial institution fails to perform its obligations under the participation agreement, the Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

|X|   Loans of Portfolio Securities.  The Fund may lend its portfolio securities pursuant to the Securities Lending Agreement  (the "Securities
Lending Agreement") with JP Morgan Chase, subject to the restrictions stated in the Prospectus. The Fund will lend such portfolio securities to attempt to increase the Fund's income. Under the Securities Lending
Agreement and applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. government  (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay to JP Morgan Chase, as agent, amounts demanded by the Fund if the demand meets the terms of the letter.  Such terms of the letter of credit and the issuing bank must be satisfactory to JP
Morgan Chase and the Fund.  The Fund will receive, pursuant to the
Securities Lending Agreement, 80% of all annual net income (i.e., net of rebates to the Borrower) from securities lending transactions. JP Morgan
Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for expenses relating to securities lending. The Fund will be responsible, however, for risks associated with the investment of cash collateral, including the risk that the issuer of the security in which the cash collateral has been invested defaults.  The Securities Lending Agreement may be terminated by either JP
Morgan Chase or the Fund on 30 days' written notice. The terms of the
Fund's loans must also meet applicable tests under the Internal Revenue
Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

|X|   Hedging. Although the Fund can use hedging instruments, it is not obligated to use them in seeking its objective. It does not currently contemplate using them to any significant degree.  To attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons, the Fund could:
o     sell futures contracts,
o     buy puts on such futures or on securities, or
o     write covered calls on securities or futures.  Covered calls could also be used to increase the Fund's income, but the Sub-Advisor does not expect to engage extensively in that practice.
      The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market.
To do so, the Fund could:
o     buy futures, or
o     buy calls on such futures or on securities.

      The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market.  The particular hedging instruments the Fund can use are described below.  The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the
Fund's investment objective and are permissible under applicable regulations governing the Fund.

o     Futures.  The Fund can buy and sell futures contracts that relate to
(1) broadly-based stock indices (these are referred to as "stock index futures"), (2) foreign currencies (these are referred to as "forward contracts"), an (3) individual stock ("single stock futures") and (4)
commodities (these are referred to as "commodity futures").

      A broadly-based stock index is used as the basis for trading stock index futures. These indices may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      A  single  stock  future  obligates  the  seller  to  deliver  (and  the purchaser to take) cash or a specified  equity  security to settle the futures transaction.  Either  party  could also enter into an  offsetting  contract to close out the position.  Single stock  futures trade on a very limited  number of exchanges, with contracts typically not fungible among the exchanges.

      The Fund can invest a portion of its assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3)
agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver.  The Fund may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

      No money is paid or received by the Fund on the purchase or sale of a future.  Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant
(the "futures broker").  Initial margin payments will be deposited with the
Fund's custodian bank in an account registered in the futures broker's name.
However, the futures broker can gain access to that account only under specified conditions.  As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund.  Any loss or gain on the future is then realized by the Fund for tax purposes.  All futures transactions (except forward contracts) are effected through a clearinghouse associated with the exchange on which the contracts are traded.

o     Put and Call Options. The Fund can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including options on broadly-based indices, securities, foreign currencies and stock index futures.

o     Writing Covered Call Options. The Fund can write (that is, sell)
covered calls. If the Fund sells a call option, it must be covered.  For options on securities, that means the Fund must own the security subject to the call while the call is outstanding. For stock index options, that means the call must be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised.  The Trustees have adopted an operating policy that the Fund may not write covered call options (or write put options) with respect to more than 5% of the value of the Fund's total assets.

      When the Fund writes a call on a security, it receives cash (a premium). For calls on securities, the Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months.
The exercise price may differ from the market price of the underlying security.  The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of a call on a stock index exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

      Settlement of puts and calls on broadly-based stock indices is in cash.
Gain or loss on options on stock indices depends on changes in the index in question (and thus on price movements in the stock market generally).

      The Fund's custodian, or a securities depository acting for the custodian, will act as the Fund's escrow agent, through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the option or when the
Fund enters into a closing transaction.

      If the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security
(that is, the option is "in the money").  If the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a  "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction.  The Fund may realize a profit if the call expires unexercised, because the Fund will retain the premium it received when it wrote the call.  Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls.
When distributed by the Fund they are taxable as ordinary income.  If the
Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the escrowed assets in escrow until the call expires or is exercised.

      The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating an equivalent dollar amount of liquid assets.  The Fund will segregate additional liquid assets if the value of the segregated assets drops below
100% of the current value of the future.  Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

Writing Put Options. The Fund can sell put options on stock indices, foreign currencies or stock index futures. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment of the exercise price during the option period. If the
Fund writes a put, the put must be covered by liquid assets identified on the
Fund's books in an amount at least equal to the exercise price of the underlying securities.  The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put.  However, the Fund also assumes the obligation during the option period to settle the transaction in cash with the buyer of the put at the exercise price, even if the value of the underlying investment falls below the exercise price.  If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred.  If the put is exercised, the Fund must fulfill its obligation to settle in cash at the exercise price. That price will usually exceed the market value of the investment at that time.  In that case, the fund might incur a loss if it sells the underlying investment.
That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to settle the transaction in cash at the exercise price.  The Fund has no control over when it may be required to settle the transaction, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.
That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold.  Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option.  Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

Purchasing Calls and Puts. The Fund can buy calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. Buying a call on a security or future gives the Fund the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      In the case of a purchase of a call on a stock index, if the Fund exercises the call during the call period, a seller of a corresponding call on the same index will pay the Fund an amount of cash to settle the call if the closing level of the stock index upon which the call is based is greater than the exercise price of the call.  That cash payment is equal to the difference between the closing price of the call and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference.

      When the Fund buys a put, it pays a premium. It has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to buy the underlying security (in the case of puts on securities or futures) or in the case of puts on stock indices, to deliver cash to the Fund to settle the put if the closing level of the stock index upon which the put is based is less than the exercise price of the put.  That cash payment is determined by the multiplier, in the same manner as described above as to calls.

      Buying a put on a security or future enables the Fund to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When the Fund purchases a put on a stock index, the put protects the
Fund to the extent that the index moves in a similar pattern to the securities the Fund holds.  The Fund can resell the put. The resale price of the put will vary inversely with the price of the underlying investment.  If the market price of the underlying investment is above the exercise price, and as a result the put is not exercised, the put will become worthless on the expiration date.  In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities. The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

|X|   Buying and Selling Options on Foreign Currency. The Fund can buy and
sell calls and puts on foreign currencies.  They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options.  The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Sub-Advisor anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency.  If the Sub-Advisor anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency.
However, the currency rates could fluctuate in a direction adverse to the
Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate.  This is known as a
"cross-hedging" strategy.  In those circumstances, the Fund covers the option by identifying on its books cash, U.S. government securities or other liquid securities in an amount equal to the exercise price of the option.
o     Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management.  If the Sub-Advisor uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The
Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments. The Fund's option activities may affect its costs.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate.  The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put.  Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.  Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered  call  written by the Fund is  exercised  on an  investment that has increased in value,  the Fund will be required to sell the investment at the  call  price.  It  will  not be  able  to  realize  any  profit  if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.  The
Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities.  For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of the securities held in the
Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline.  If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

      Forward Contracts. Forward contracts are foreign currency exchange contracts.  They are used to buy or sell foreign currency for future delivery at a fixed price.  The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency.  The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency.  The Fund may also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into.  These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates.  The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in"
the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments.  To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge."  When the
Fund believes that foreign currency might a substantial decline against the
U.S. dollar, it could into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency.  When the Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount.  Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S.
dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge."

      The Fund will cover its short positions in these cases by identifying on its books liquid assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge. However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess.

      As one alternative, the Fund may purchase a call option permitting the
Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price.  As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold.  In some cases, the Sub-Advisor might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the
Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security.
There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transaction costs.
The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract.  The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of  engaging  in  forward  contracts  varies  with factors such as the  currencies  involved,  the length of the contract  period and the market  conditions  then  prevailing.  Because  forward  contracts are usually  entered into on a principal  basis,  no brokerage fees or commissions are  involved.  Because  these  contracts  are not traded on an exchange,  the
Fund must evaluate the credit and performance risk of the  counterparty  under each forward contract.

Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis.  The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies.  Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

         Regulatory Aspects of Hedging Instruments.  The Commodities Futures
Trading Commission (the "CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the
Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's prospectus or this statement of additional information.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same Advisor as the Fund (or an Advisor that is an affiliate of the Fund's Advisor).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under interpretations of staff members of the SEC regarding applicable provisions of the Investment Company Act, when the Fund purchases a future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the securities purchase price of the future, less the margin deposit applicable to it. The account must be a segregated account or accounts held by the Fund's custodian bank.

         Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256 contracts" under the Internal Revenue Code.  In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40%
short-term capital gains or losses under the Code.  However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss.  In addition,
Section 1256 contracts held by the Fund at the end of each taxable year are
"marked-to-market," and unrealized gains or losses are treated as though they were realized.  These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue
Code.  An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Fund enters into may result in
"straddles" for federal income tax purposes.  The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions.  Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle.  Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
1.    gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other
         receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
2.    gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act of 1940 (the "Investment Company Act") that apply to those types of investments.  For example, the Fund can invest in
Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Fund's portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

      Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.
The Fund does not intend to invest in other investment companies unless the
Sub-Advisor believes that the potential benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.  The Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

|X|   Temporary Defensive and Interim Investments.  When market, economic or political conditions are unstable, or the Sub-Advisor believes it is otherwise appropriate to reduce holdings in stocks, the Fund can invest in a variety of debt securities for defensive purposes and the types of money market instruments described above. The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of
Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund can buy:
o     obligations issued or guaranteed by the U. S. government or its instrumentalities or agencies,
o     commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the top two rating categories of a nationally-recognized rating organization,
o     short-term debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody's or at least BBB by Standard &
         Poor's, or a comparable rating by another rating organization), or unrated securities judged by the Sub-Advisor to have a comparable quality to rated securities in those categories,
o     certificates of deposit and bankers' acceptances of domestic and foreign banks  having total assets in excess of $1 billion, and
o     repurchase agreements.

      Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Other Investment Restrictions

|X|   What Are "Fundamental Policies"? Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such. The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval.
However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's principal investment policies are described in the Prospectus.

|X|   Does the Fund Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Fund.

o     The Fund cannot invest in physical commodities or physical commodity contracts. However, the Fund may buy and sell hedging instruments to the extent specified in its Prospectus and Statement of Additional Information
from time to time. The Fund can also buy and sell options, futures, and securities or other instruments backed by physical commodities or whose investment return is linked to changes in the price of physical commodities.

o     The Fund cannot invest in real estate or real estate limited partnerships (direct participation programs). However, the Fund can purchase securities of issuers that engage in real estate operations and securities that are secured by real estate or interests in real estate.

o     The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities
Act of 1933 when reselling any securities held in its own portfolio.

o     The Fund cannot invest in securities of any issuer if, to the knowledge of the Trust, any officer or trustee of the Trust or any officer or director of the Manager or Sub-Advisor owns more than 1/2 of 1% of the outstanding securities of that issuer, and who together own more 5% of the outstanding securities of that issuer.

o     The Fund cannot pledge its assets, or assign or otherwise encumber its assets in an amount in excess of 10% of the value of its net assets. It can pledge, assign or encumber its assets only to secure borrowings that comply with the limits set forth in the Fund's Prospectus and Statement of
Additional Information.

o     The Fund cannot invest for the purpose of exercising control or management of another company.

o     The Fund cannot issue senior securities (as defined in the Investment
Company Act of 1940). However, the Fund can enter into repurchase agreements, borrow money in accordance with the restrictions set forth in its other fundamental policies and lend its portfolio securities.
o     The Fund cannot make loans to any person or individual. However, portfolio securities may be loaned by the Fund within the limits set forth in the Prospectus and Statement of Additional Information.

o     The Fund cannot invest more than 5% of the value of its total assets in the securities of any one issuer. This restriction applies to 75% of its total assets.

o     The Fund cannot purchase more than 10% of the voting securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities).  This restriction applies to 75% of the Fund's total assets.

o     The Fund cannot concentrate its investments in any particular industry.
However, if it is deemed appropriate to help the Fund attain its investment objective, the Fund may invest up to but less than 25% of its total assets
(valued at the time of investment) in any one industry classification used by the Fund for investment purposes. For this purpose, a foreign government is considered to be an industry.

o     The Fund cannot borrow money in excess of 33-1/3% of the value of the
Fund's total assets. The Fund may borrow only from banks and only as a temporary measure for extraordinary or emergency purposes.  The Fund will make no additional investments while borrowings exceed 5% of the Fund's total assets.  With respect to this fundamental policy, the Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

|X|   Does the Fund Have Any Restrictions That Are Not Fundamental? The Fund
has a number of other investment restrictions that are not fundamental policies, which means that they can be changed by the Board of Trustees without shareholder approval.

o     The Fund cannot make short sales or purchase securities on margin.
However, the Fund can make short-term borrowings when necessary for the clearance of purchases of portfolio securities. Collateral arrangements in connection with futures and options transactions are not deemed to be margin transactions under this restriction.

o     The Fund cannot invest in interests in oil, gas or other mineral exploration or development programs or leases.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information.  This is not a fundamental policy.

How the Fund is Managed

Organization and History.  The Fund is an open-end, diversified management investment company. The Fund is one of three series of Oppenheimer Quest For
Value Funds, an open-end management investment company organized as a
Massachusetts business trust in April 1987 (and which is referred to as the
"Trust").

|X|   Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares.  The Trustees may reclassify unissued shares of the Fund into additional series or classes of shares.  The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund  currently has five classes of shares:  Class A, Class B, Class
C,  Class  N  and  Class  Y.  All  classes  invest  in  the  same   investment
portfolio.  Only  retirement  plans may purchase Class N shares.  Only certain institutional  investors may elect to purchase  Class Y shares.  Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have  separate  voting  rights on matters in which  interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and each share of each class has one vote at shareholder meetings,  with fractional shares voting proportionally on matters  submitted  to the  vote  of  shareholders.  Each  share  of the  Fund represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

Meetings of Shareholders.  As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may do so from time to time on important matters or when required to do so by the Investment Company Act or other applicable law.
Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder and Trustee Liability.  The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner"
under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager and Sub-Advisor.

      The Board of Trustees has an Audit Committee which is comprised solely of Independent Trustees.  The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor.
The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditors concerning the Fund's internal accounting procedures and controls, and reviews reports of the Manager's internal auditor among other duties as set forth in the Committee's charter.  The members of the Audit Committee are
Paul Clinton (Chairman), Thomas Courtney, Robert Galli, Lacy Herrmann and
Brian Wruble.  The Audit Committee met four times during the Fund's fiscal year ended October 31, 2003.

Trustees and Officers of the Fund. Each of the Trustees is an "Independent
Trustee" under the Investment Company Act. The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the
Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees. All of the Trustees are also trustees or directors of the following Oppenheimer funds (referred to as "Board III
Funds"):

Oppenheimer  Quest  For  Value  Funds,  a
series  fund having the  following  three
series:
  Oppenheimer Small Cap Value Fund,       Oppenheimer Quest Global Value Fund,
                                          Inc.
  Oppenheimer  Quest  Balanced Value Fund Oppenheimer Quest Capital Value
  and                                     Fund, Inc.
  Oppenheimer   Quest  Opportunity  Value Oppenheimer Quest Value Fund, Inc.
  Fund
Rochester   Portfolio  Series,  a  series Bond  Fund  Series,   a  series  fund
fund having one series:  Limited-Term New having   one   series:    Oppenheimer
York Municipal Fund                       Convertible Securities Fund
Rochester Fund Municipals                 Oppenheimer MidCap Fund

      In addition to being a trustee or director of the Board III Funds, Mr.
Galli is also a director or trustee of 25 other portfolios in the
OppenheimerFunds complex. Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other
Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the economies of sales efforts realized by the Distributor.

      Messrs. Murphy, Molleur, Vottiero, Wixted and Zack and Mses. Bechtolt,
Feld and Ives, who are officers of the Fund, respectively hold the same offices of one or more of the other Board III Funds as with the Fund.  As of
November 24, 2003, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund.
The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each Independent Trustee, and his or her family members, do not own securities of either the Manager, Distributor or
Sub-Advisor of the Board III Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager,
Distributor or Sub-Advisor.

      The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                   Years;                                     Range of   Any of the
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Oppenheimer
with Fund,         Trustee;                                   BeneficiallFunds
Length of Service, Number of Portfolios in Fund Complex       Owned in   Overseen
Age                Currently Overseen by Trustee              the Fund   by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Thomas W.          Principal  of  Courtney  Associates,  Inc. $0         $10,001-$50,000
Courtney,          (venture  capital  firm);  former  General
Chairman of the    Partner of Trivest  Venture Fund  (private
Board of Trustees, venture  capital fund);  former  President
Trustee since 1987 of   Investment    Counseling    Federated
Age: 70            Investors,  Inc.; Trustee of the following
                   open-end   investment   companies:    Cash
                   Assets  Trust,  Pimco  Advisors  VIT,  Tax
                   Free Trust of Arizona  and 4 funds for the
                   Hawaiian  Tax  Free  Trust.   Oversees  10
                   portfolios    in   the    OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Paul Y. Clinton,   Director,    Neuberger    Berman    Income $10,001-$50Over
Trustee, since     Managers Trust,  Neuberger & Berman Income            $100,000
1987               Funds   and   Neuberger    Berman   Trust,
Age: 72            (1995-present);  Neuberger  Berman  Equity
                   Funds  (November  2000-present);  Trustee,
                   Neuberger  Berman  Mutual  Funds  (October
                   1994-present);   formerly   Chairman   and
                   Treasurer,  CDC  Associates,  a registered
                   investment        adviser        (December
                   1993-February      1996);      Independent
                   Consultant;  Chief Investment Officer, CDC
                   Associates  (1996-June  2000);  Consultant
                   and  director,  CDC  Associates  (December
                   1993-February     1999).     Oversees    3
                   portfolios    in   the    OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Galli,   Principal     of    Clinton     Management $0         Over
Trustee since 1998 Associates,   a   financial   and  venture            $100,000
Age: 70            capital  consulting  firm;  Trustee of the
                   following open-end  investment  companies:
                   Trustee of Capital Cash Management  Trust,
                   Prime Cash Fund,  Pimco  Advisors  VIT and
                   Narragansett   Insured   Tax-Free   Income
                   Fund.   Oversees  10   portfolios  in  the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lacy B. Herrmann,  A   trustee   or    director    of   other $0         $10,001-$50,000
Trustee since 1987 Oppenheimer funds.  Oversees 35 portfolios
Age: 74            in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Wruble,      Chairman  and Chief  Executive  Officer of $1-$10,000 Over
Trustee since 2001 Aquila   Management    Corporation,    the            $100,000
Age: 60            sponsoring   organization   and   manager,
                   administrator  and/or  sub-adviser  to the
                   following open-end  investment  companies,
                   and  Chairman of the Board of Trustees and
                   President   of   each:    Churchill   Cash
                   Reserves  Trust,   Aquila-Cascadia  Equity
                   Fund, Cash Assets Trust,  Prime Cash Fund,
                   Narragansett   Insured   Tax-Free   Income
                   Fund,  Tax-Free  Fund For Utah,  Churchill
                   Tax-Free  Fund of Kentucky,  Tax-Free Fund
                   of  Colorado,  Tax-Free  Trust of  Oregon,
                   Tax-Free   Trust  of   Arizona,   Hawaiian
                   Tax-Free Trust,  and Aquila Rocky Mountain
                   Equity Fund and Pimco  Advisors  VIT; Vice
                   President,    Director,   Secretary,   and
                   formerly      Treasurer      of     Aquila
                   Distributors,  Inc.,  distributor  of  the
                   above  funds;  President  and  Chairman of
                   the  Board of  Trustees  of  Capital  Cash
                   Management Trust ("CCMT"),  and an Officer
                   and  Trustee/Director of its predecessors;
                   President and Director of STCM  Management
                   Company,  Inc.,  sponsor  and  adviser  to
                   CCMT;  Chairman,  President and a Director
                   of InCap Management Corporation,  formerly
                   sub-adviser  and  administrator  of  Prime
                   Cash Fund and Short Term  Asset  Reserves;
                   Trustee  Emeritus  of  Brown   University.
                   Oversees    10     portfolios    in    the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                   Special  Limited  Partner  (since  January
                   1999) of Odyssey Investment Partners,  LLC
                   (private   equity   investment);   General
                   Partner (since  September 1996) of Odyssey
                   Partners,     L.P.    (hedge    fund    in
                   distribution   since  1/1/97);   Board  of
                   Governing  Trustees (since August 1990) of
                   The   Jackson   Laboratory   (non-profit);
                   Trustee  (since May 1992) of Institute for
                   Advanced  Study  (educational  institute);
                   formerly  Trustee  (May  2000 -  2002)  of
                   Research  Foundation  of AIMR  (investment
                   research,  non-profit);  Governor,  Jerome
                   Levy  Economics  Institute of Bard College
                   (economics        research)        (August
                   1990-September  2001);  Director  of Ray &
                   Berendtson,  Inc.  (executive search firm)
                   (May   2000-April   2002).   Oversees   10
                   portfolios    in   the    OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: for
Messrs. Molleur, Murphy and Zack and Ms. Feld, Two World Financial Center,
225 Liberty Street, 11th Floor, New York, New York 10281-1008, for Messrs.
Vottiero and Wixted and Mses. Bechtolt and Ives, 6803 S. Tucson Way,
Centennial, CO 80112-3924.  Each Officer serves for an annual term or until his or her earlier resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,         Chairman,  Chief Executive  Officer and director (since June
President since 2001    2001) and President  (since  September 2000) of the Manager;
Age: 54                 President  and a director  or  trustee of other  Oppenheimer funds;  President  and  a  director  (since  July  2001)  of
                        Oppenheimer  Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer  Partnership  Holdings,  Inc. (a holding  company  subsidiary  of the  Manager);  a  director
                        (since November 2001) of OppenheimerFunds  Distributor, Inc.
                        (a  subsidiary  of the  Manager);  Chairman  and a  director
                        (since  July  2001) of  Shareholder  Services,  Inc.  and of
                        Shareholder   Financial   Services,   Inc.  (transfer  agent
                        subsidiaries  of  the  Manager);  President  and a  director
                        (since  July  2001) of  OppenheimerFunds  Legacy  Program (a charitable  trust program  established  by the  Manager);  a director  of the  investment  advisory  subsidiaries  of the
                        Manager:  OFI  Institutional  Asset  Management,   Inc.  and
                        Centennial  Asset  Management  Corporation  (since  November
                        2001),  HarbourView  Asset  Management  Corporation  and OFI
                        Private  Investments,  Inc.  (since  July  2001);  President
                        (since  November  1, 2001) and a director  (since July 2001)
                        of  Oppenheimer  Real  Asset  Management,  Inc.;  a director
                        (since  November  2001)  of  Trinity  Investment  Management
                        Corp.  and  Tremont  Advisers,   Inc.  (Investment  advisory
                        affiliates of the Manager);  Executive Vice President (since
                        February  1997)  of  Massachusetts   Mutual  Life  Insurance
                        Company (the Manager's  parent  company);  a director (since
                        June  1995)  of  DLB  Acquisition   Corporation  (a  holding
                        company  that owns the shares of David L.  Babson & Company,
                        Inc.);   formerly,   Chief  Operating   Officer   (September
                        2000-June  2001)  of  the  Manager;  President  and  trustee
                        (November  1999-November 2001) of MML Series Investment Fund
                        and  MassMutual  Institutional  Funds  (open-end  investment companies);  a director (September 1999-August 2000) of C.M.
                        Life Insurance Company;  President,  Chief Executive Officer
                        and director  (September  1999-August 2000) of MML Bay State
                        Life Insurance  Company; a director (June 1989-June 1998) of
                        Emerald   Isle   Bancorp  and   Hibernia   Savings  Bank  (a
                        wholly-owned  subsidiary of Emerald Isle Bancorp).  Oversees
                        72  portfolios  as  Trustee/Officer  and  10  portfolios  as
                        Officer in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer, Principal    the Manager;  Treasurer  (since  March 1999) of  HarbourView
Financial and           Asset Management  Corporation,  Shareholder Services,  Inc.,
Accounting Officer      Oppenheimer Real Asset Management  Corporation,  Shareholder
since 1999              Financial Services,  Inc., Oppenheimer Partnership Holdings,
Age: 44                 Inc.,  OFI Private  Investments,  Inc.  (since  March 2000),
                        OppenheimerFunds  International  Ltd.  and  OppenheimerFunds
                        plc   (since   May   2000)  and  OFI   Institutional   Asset
                        Management,   Inc.  (since  November  2000)  (offshore  fund
                        management  subsidiaries  of  the  Manager);  Treasurer  and
                        Chief  Financial  Officer  (since  May 2000) of  Oppenheimer
                        Trust Company (a trust  company  subsidiary of the Manager);
                        Assistant   Treasurer  (since  March  1999)  of  Oppenheimer
                        Acquisition  Corp.  and   OppenheimerFunds   Legacy  Program
                        (since April 2000);  formerly  Principal and Chief Operating
                        Officer    (March    1995-March    1999),    Bankers   Trust
                        Company-Mutual  Fund Services Division.  An officer of 82 in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,        Assistant Vice President of the Manager (since September
Assistant Treasurer     1998); formerly Manager/Fund Accounting (September
since 2002              1994-September 1998) of the Manager. An officer of 82 in
Age: 40                 the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Connie Bechtolt,        Vice  President/Fund  Accounting of the Manager (since March
Assistant Treasurer     2002); formerly Vice  President/Corporate  Accounting of the
since 2002              Manager (July  1999-March  2002) prior to which he was Chief
Age: 40                 Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999). An officer of 82 in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,         Senior Vice President  (since May 1985) and General  Counsel
Secretary since 2001    (since February 2002) of the Manager;  General Counsel and a
Age: 55                 director   (since   November   2001)   of   OppenheimerFunds
                        Distributor,   Inc.;   Senior  Vice  President  and  General
                        Counsel  (since   November   2001)  of   HarbourView   Asset
                        Management  Corporation;   Vice  President  and  a  director
                        (since November 2000) of Oppenheimer  Partnership  Holdings,
                        Inc.; Senior Vice President,  General Counsel and a director
                        (since  November  2001)  of  Shareholder   Services,   Inc.,
                        Shareholder   Financial   Services,    Inc.,   OFI   Private
                        Investments,   Inc.,   Oppenheimer  Trust  Company  and  OFI
                        Institutional   Asset  Management,   Inc.;  General  Counsel
                        (since  November  2001)  of  Centennial   Asset   Management
                        Corporation;   a   director   (since   November   2001)   of
                        Oppenheimer   Real   Asset   Management,   Inc.;   Assistant
                        Secretary   and  a  director   (since   November   2001)  of
                        OppenheimerFunds  International  Ltd.; Vice President (since
                        November   2001)   of   OppenheimerFunds   Legacy   Program;
                        Secretary  (since November 2001) of Oppenheimer  Acquisition
                        Corp.;    formerly   Acting   General   Counsel    (November
                        2001-February  2002)  and  Associate  General  Counsel  (May
                        1981-October  2001) of the Manager;  Assistant  Secretary of
                        Shareholder   Services,   Inc.  (May  1985-November   2001),
                        Shareholder     Financial    Services,     Inc.    (November
                        1989-November  2001);  OppenheimerFunds  International  Ltd.
                        and  OppenheimerFunds  plc (October  1997-November 2001). An
                        officer of 82 in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Denis R. Molleur,       Vice  President and Senior  Counsel (since July 1999) of the
Assistant Secretary     Manager;    Vice    President    (since    June   1990)   of
since 2001              OppenheimerFunds    Distributor,    Inc.;   Director,   Vice
Age: 46                 President  and  Assistant  Secretary  (since  June  1999) of
                        Centennial  Asset  Management  Corporation;  Vice  President
                        (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;
                        formerly  Vice  President  and  Associate   Counsel  of  the
                        Manager  (June  1990-July  1999).  An  officer  of 82 in the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Katherine P. Feld,      Vice  President  (since June 1998) and Senior Counsel (since
Assistant Secretary     October 2003) of the Manager;  Vice  President  (since 1999)
since 2001              of  OppenheimerFunds  Distributor,  Inc.; Vice President and
Age: 45                 Assistant  Secretary  (since 1999) of Shareholder  Services,
                        Inc.;   Assistant   Secretary   (since   December  2001)  of
                        OppenheimerFunds  Legacy Program and  Shareholder  Financial
                        Services,   Inc.;  formerly  an  Assistant  Counsel  (August
                        1994-October  2003)  and  Assistant  Vice  President  of the
                        Manager   (August   1997-June   1998).   An  officer  of  82
                        portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President  and Senior  Counsel of the  Manager  (since
Assistant Secretary     July 1999);  formerly a Vice President and Associate Counsel
since 2001              of the Manager (September  1995-July 1999). An officer of 73
Age: 38                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------

      |X|   Remuneration of Trustees. The officers of the Fund who are affiliated with the Manager receive no salary or fee from the Fund. The
Trustees of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended October 31, 2003. The compensation from all 10 of the Board III Funds (including the Fund) represents compensation received for serving as a director or trustee and member of a committee (if applicable) of the boards of those funds during the calendar year ended December 31, 2002.

-------------------------------------------------------------------------------

Trustee Name and        Aggregate    Retirement   Estimated        Total
                                                                Compensation
                                                               From Fund and
                                                    Annual      Fund Complex
                                      Benefits    Retirement     Including
                                     Accrued as  Benefits to      Accrued
Other Fund                            Part of      be Paid       Retirement
Position(s)           Compensation      Fund         Upon      Benefits Paid
(as applicable)        From Fund1     Expenses   Retirement2    to Trustees*

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Thomas W. Courtney       $23,630      $13,581      $63,738      $262,3213, 8
Chairman and Audit
Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Paul Y. Clinton          $22,544      $12,893      $63,738      $271,6444, 8
Audit Committee
Chairman

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Robert G. Galli
Audit Committee          $21,460      $13,424      $55,6785      $198,3866
Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Lacy B. Herrmann
Audit Committee          $21,460       $7,356      $63,702      $268,5317, 8
Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Brian Wruble
Audit Committee          $21,460       $2,067       $7,606        $95,626
Member

-------------------------------------------------------------------------------

1.    Aggregate   Compensation   From   Fund   includes   fees  and   deferred
   compensation, if any, for a Trustee.
2.    Estimated  Annual  Retirement  Benefits  to be Paid Upon  Retirement  is
   based on a straight life payment plan election with the  assumption  that a
   Trustee  will  retire  at the age of 75 and is  eligible  (after 7 years of service)  to receive  retirement  plan  benefits as  described  below under
   "Retirement Plan for Trustees."
3.    Includes $158,362 ($62,188  compensation and $96,174 accrued  retirement benefits) paid to Mr.  Courtney for serving as a trustee or director by two open-end investment  companies (OCC Cash Reserves,  Inc. and PIMCO Advisors
   VIT  (formerly  OCC  Accumulation  Trust) for which the Fund's  Sub-Advisor acts as the investment advisor.
4.    Includes $171,851 ($62,188  compensation and $109,663 accrued retirement benefits)  paid to Mr.  Clinton for serving as a trustee or director by two open-end investment  companies (OCC Cash Reserves,  Inc. and PIMCO Advisors
   VIT) for which the Fund's Sub-Advisor acts as the investment advisor.
5.    Includes  $30,689  estimated  to be paid to Mr.  Galli for  serving as a trustee or director of 31 other  Oppenheimer  funds (at  December 31, 2002)
   that are not Board III Funds.
6.    Includes  $105,760  paid to Mr. Galli for serving as trustee or director of 31 other  Oppenheimer  funds (at  December  31, 2002) that are not Board
   III Funds.
7.    Includes $175,905 ($62,188  compensation and $113,717 accrued retirement benefits) paid to Mr.  Herrmann for serving as a trustee or director by two open-end investment  companies (OCC Cash Reserves,  Inc. and PIMCO Advisors
   VIT) for which the Fund's Sub-Advisor acts as the investment advisor.
8.    Effective  12/31/02 the OCC Cash  Reserves  Fund,  Inc. was  liquidated.
   Messrs. Clinton,  Courtney and Herrmann ceased to be directors of that fund
   upon  its  liquidation  and  received  the  one-time   retirement  benefits
   referenced above.
* For purposes of this section only, "Fund Complex" includes the Oppenheimer funds, PIMCO Advisors VIT (formerly OCC Accumulation Trust) and OCC Cash
Reserves, Inc. in accordance with the instructions for Form N-1A. The Manager does not consider PIMCO Advisors VIT and OCC Cash Reserves, Inc. to be part of the OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.

|X|   Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as trustee for any of the Board I Funds for at least seven years in order to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit. Each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service.

|X|   Deferred Compensation Plan for Trustees. The Board of Trustees has
adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee. The amount paid to the Trustee under the plan is determined based upon the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

|X|   Major Shareholders.  As of November 24, 2003, the only persons who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:

      Charles  Schwab  & Co.  Inc.  Special  Custody  Acct  for the  Exclusive
      Benefit of Customers,  Attn:  Mutual Funds, 101 Montgomery  Street,  San
      Francisco,  CA  94104-4122,  which owned  12,090,327.604  Class A shares
      (representing 8.16% of the Class A shares then outstanding).

      Merrill  Lynch  Pierce  Fenner  & Smith  for  the  Sole  Benefit  of its
      Customers,   Attn:   Fund  Admin.,   4800  Deer  Lake  Drive  E  Fl.  3,
      Jacksonville,  FL 32246-6484;  which owned 11,874,512.084 Class A shares
      (representing   8.01%  of  the   Class  A  shares   then   outstanding);
      21,331,988.137  Class  B  shares  (representing  14.36%  of the  Class B
      shares   then   outstanding);   and   10,767,069.277   Class  C   shares
      (representing 16.88% of the Class C shares then outstanding).

      Citigroup  Global Mkts Inc.,  Attn:  Cindy  Tepesta-7th  Floor, 333 West
      34th Street, New York, NY 10001-2483,  which owned 4,557,987.514 Class C shares (representing 7.14% of the Class C shares then outstanding);

      Vanguard  Fiduciary Trust Co., Attn:  Outside Funds,  Oppenheimer  Quest
      Balanced  Fund  Y  249,  VM  613,  P.O.  Box  2600,   Valley  Forge,  PA
      19482-2600,  which  owned  4,727,186.795  Class Y  shares  (representing
      40.24% of the Class Y shares then outstanding);

      Mass Mutual Life Insurance Co. Separate  Investment  Acct,  Attn:  N225,
      1295   State   Street,   Springfield,   MA   01111-0001,   which   owned
      6,693,076.675 Class Y shares  (representing 56.98% of the Class Y shares then outstanding);
The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

|X|   Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the
Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating
           -----------
fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
-------------------
Washington, D.C. 20549-0102.

|X| Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting Policies and  Procedures  under  which the Fund  votes  proxies  relating  to  securities
("portfolio  proxies")  held by the Fund. The Fund's  primary  consideration  in voting  portfolio  proxies  is the  financial  interests  of the  Fund  and  its shareholders.  The Fund has retained an unaffiliated third-party as its agent to vote  portfolio  proxies in accordance  with the Fund's  Portfolio  Proxy Voting
Guidelines  and to maintain  records of such portfolio  proxy voting.  The Proxy
Voting Guidelines  include  provisions to address conflicts of interest that may arise  between  the Fund  and OFI  where  an OFI  directly-controlled  affiliate manages or administers the assets of a pension plan of a company  soliciting the proxy. The Fund's  Portfolio Proxy Voting  Guidelines on routine and non-routine proxy proposals are summarized below.

o The Fund votes with the  recommendation of the issuer's  management on routine
matters,   including   election  of  directors   nominated  by  management   and
ratification of auditors, unless circumstances indicate otherwise.

o In general, the Fund opposes anti-takeover  proposals and supports elimination of anti-takeover proposals, absent unusual circumstances.

o The Fund  supports  shareholder  proposals  to  reduce a  super-majority  vote requirement,  and opposes  management  proposals  to add a  super-majority  vote requirement.

o The Fund opposes proposals to classify the board of directors.

o The Fund supports proposals to eliminate cumulative voting.

o The Fund opposes re-pricing of stock options.

o The Fund generally  considers executive  compensation  questions such as stock option plans and bonus plans to be ordinary business activity. The Fund analyzes stock option plans, paying particular  attention to their dilutive effect. While the Fund  generally  supports  management  proposals,  the Fund opposes plans it considers to be excessive.

     The Fund will be required to file new Form N-PX,  with its  complete  proxy voting  record for the 12 months  ended June 30th,  no later than August 31st of each year.  The first such filing is due no later than August 31, 2004,  for the twelve months ended June 30, 2004. Once filed,  the Fund's Form N-PX filing will be available (i) without charge,  upon request, by calling the Fund toll-free at
1.800.225.5677 and (ii) on the SEC's website at www.sec.gov.

|X| The Investment Advisory Agreement.  The Manager provides investment advisory and  management  services  to the Fund under an  investment  advisory  agreement between the Manager and Fund's parent Trust. The Manager handles the Fund's

-------------------------------------------------------------------------------------

day-to-day  business,  Management and the agreement permits the Manager to enter into sub-advisory agreements with other registered investment advisors to obtain specialized  services for the Fund,  as long as the Fund is not obligated to pay any additional fees for those services. The Manager has retained the Sub-Advisor pursuant to a separate Sub-Advisory Agreement,  described below, under which the
Sub-Advisor  buys and sells  portfolio  securities  for the Fund.  The portfolio manager  of the Fund is  employed  by the  Sub-Advisor  and is the person who is principally  responsible for the day-to-day  management of the Fund's portfolio, as described below.

     The investment advisory agreement between the Fund and the Manager requires the Manager,  at its expense,  to provide the Fund with  adequate  office space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all  administrative and clerical personnel required to provide effective  administration  for the  Fund.  Those  responsibilities  include  the compilation  and  maintenance  of records  with respect to its  operations,  the preparation and filing of specified reports,  and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

     The Fund pays  expenses  not  expressly  assumed by the  Manager  under the advisory  agreement.  Expenses for the Trust's three series are allocated to the series in proportion to their net assets,  unless allocations of expenses can be made directly to a series.  The advisory  agreement  lists  examples of expenses paid by the Fund. The major  categories  relate to calculation of the Fund's net asset values per share, interest, taxes, brokerage commissions,  fees to certain
Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance  costs,  certain  printing  and  registration  costs and  non-recurring expenses,  including  litigation  costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the  Prospectus,  which are applied to the  assets of the Fund as a whole.  The fees are  allocated  to each class of shares  based  upon the  relative  proportion  of the Fund's net assets represented by that class.  The management  fees paid by the Fund to the Manager during  its last  three  fiscal  years  were:  Fees  Paid to Fiscal  Year  ended
OppenheimerFun 10/31: Inc.1 ds,

-------------------------------------------------------------------------------------
    ---------------------------------------------------------------

              2001                        $27,514,492

    ---------------------------------------------------------------
    ---------------------------------------------------------------

              2002                        $43,436,918

    ---------------------------------------------------------------
    ---------------------------------------------------------------

              2003                        $40,756,593

    ---------------------------------------------------------------

         1.The Manager, not the Fund, pays the Sub-Advisor an annual sub-advisory fee. For fiscal  year 2001, 2002 and 2003,
           this sub-advisory fee was $7,867,001, $13,154,575 and
           $11,559,829, respectively.

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the names "Oppenheimer" and
"Quest for Value" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the names "Oppenheimer" or "Quest for Value" as part of its name.

         |X|      Annual Approval of Investment Advisory and Sub-Advisory
Agreement. Each year, the Board of Trustees, including a majority of the
Independent Trustees, is required to approve the renewal of the investment advisory agreement and sub-advisory agreement. The Investment Company Act requires that the Board request and evaluate the Manager and Sub-Advisor and provide such information as may be reasonably necessary to evaluate the terms of the investment advisory and sub-advisory agreements.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory and sub-advisory agreements.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager and Sub-Advisor;
o     The investment performance of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Manager and Sub-Advisor;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
         Fund from its relationship with the Manager and Sub-Advisor, and
o     The direct and indirect benefits the Manager and Sub-Advisor received from its relationship with the Fund.  These included services provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the
         Securities Exchange Act.

      The Board considered that the Manager and Sub-Advisor must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.  The Board also considered that maintaining the financial viability of the Manager and Sub-Advisor is important so that the
Manager and Sub-Advisor will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The Board also considered the investment performance of other mutual funds advised by the Manager and
Sub-Advisor. The Board is aware that there are alternatives to the use of the
Manager and Sub-Advisor.

      These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager and Sub-Advisor within the meaning and intent of the SEC Rules regarding the independence of counsel.

      After careful deliberation the Board concluded that it was in the best interest of shareholders to continue the investment advisory and sub-advisory agreements for another year. In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
After deliberating the Board approved the following fee schedule: effective
January 1, 2004, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.85% of the first $1 billion of average annual net assets of the Fund, 0.81% of the next $2 billion, 0.76% of the next $1 billion, 0.71% of the next $1 billion, 0.65% of the next $1 billion, 0.60% of the next $1 billion, 0.55% of the next $1 billion and 0.50% of average annual net assets in excess of $8 billion.

The Sub-Advisor.  The Sub-Advisor is a Delaware limited liability company and is a wholly-owned subsidiary of Oppenheimer Capital LLC, a registered investment advisor. From the Fund's inception on April 30, 1980 until
November 22, 1995, the Sub-Advisor (which was then named Quest for Value
Advisors) served as the Fund's investment advisor. On November 22, 1995, the
Manager retained the Sub-Advisor to continue providing day-to-day portfolio management for the Fund. The Sub-Advisor has operated as an investment advisor to investment companies and other investors since its organization in
1980. As of September 30, 2003, the Sub-Advisor including Oppenheimer Capital
LLC, advised accounts having assets in excess of $20 billion. The Sub-Advisor is located at 1345 Avenue of the Americas, 49th Floor, New York, New York
10105-4800

      Oppenheimer Capital LLC is a
Delaware limited liability company
with one member, Allianz Dresdner
Asset Management U.S. Equities LLC.
Allianz Dresdner Asset Management
U.S. Equities LLC is a wholly-owned
subsidiary of Allianz Dresdner
Asset Management of America L.P.
("ADAM LP"). ADAM LP is a Delaware
limited partnership whose sole
general partner is Allianz-PacLife
Partners LLC. Allianz-PacLife
Partners LLC is a Delaware limited
liability company with three
members, ADAM U.S. Holding LLC, a
Delaware limited liability company,
Pacific Asset Management LLC, a
Delaware limited liability company
and Pacific Life Insurance Company,
a California stock life insurance
company. The sole member of ADAM
U.S. Holding LLC is Allianz
Dresdner Asset Management of
America LLC. Allianz Dresdner Asset
Management of America LLC has two
members, Allianz of America, Inc.,
a Delaware corporation which owns
99.9% non-managing interest and
Allianz Dresdner Asset Management
of America Holding Inc., a Delaware
corporation which owns a 0.01%
managing interest. Allianz Dresdner
Asset Management of America Holding
Inc. is a wholly-owned subsidiary
of ADAM GmbH, which is wholly owned
by Allianz Aktiengesellschaft
("Allianz AG"). Allianz of America,
Inc. is wholly-owned by Allianz AG.
Pacific Asset Management LLC is a
wholly-owned subsidiary of Pacific
Life Insurance Company, a
wholly-owned subsidiary of Pacific
Mutual Holding Company. Allianz AG
indirectly holds a controlling
interest in Allianz Dresdner Asset
Management of America L.P. Allianz
AG is a European-based,
multinational insurance and
financial services holding company.
Pacific Life Insurance Company owns
an indirect minority equity
interest in ADAM LP and is a
California-based insurance company.

|X|   The Sub-Advisor's Code of
Ethics. Each employee of the
Sub-Advisor is subject to a Code of
Ethics which has been adopted by
the Sub-Advisor to comply with the
provisions of Rule 17j-1 under the
Investment Company Act. The Codes
of Ethics are designed to detect
and prevent improper personal
trading. The Codes of Ethics permit
personnel subject to the Codes to
invest in securities, including
securities that may be purchased,
sold or held by the Fund, subject
to a number of restrictions and
controls including prohibitions
against purchases of securities in
an Initial Public Offering and a
preclearance requirement with
respect to certain personal
securities transactions.

|X|   The Sub-Advisory Agreement.
Under the Sub-Advisory Agreement
between the Manager and the
Sub-Advisor, the Sub-Advisor shall
regularly provide investment advice
with respect to the Fund and invest
and reinvest cash, securities and
the property comprising the assets
of the Fund.  Under the
Sub-Advisory Agreement, the
Sub-Advisor agrees not to change
the portfolio manager of the Fund
without the written approval of the
Manager. The Sub-Advisor also
agrees to provide assistance in the
distribution and marketing of the
Fund.

      Under the Sub-Advisory
Agreement, the Manager pays the
Sub-Advisor an annual fee in
monthly installments, based on the
average daily net assets of the
Fund. The fee paid to the
Sub-Advisor under the Sub-Advisory
agreement is paid by the Manager,
not by the Fund. The fee is equal
to 40% of the investment advisory
fee collected by the Manager from
the Fund based on the total net
assets of the Fund as of November
22, 1995 (the "Base Amount") plus
30% of the investment advisory fee
collected by the Manager based on
the total net assets of the Fund
that exceed the Base Amount.

      The Sub-Advisory Agreement
states that in the absence of
willful misfeasance, bad faith,
negligence or reckless disregard of
its duties or obligations, the
Sub-Advisor shall not be liable to
the Manager for any act or omission
in the course of or connected with
rendering services under the
Sub-Advisory Agreement or for any
losses that may be sustained in the
purchase, holding or sale of any
security.

Brokerage Policies of the Fund

Brokerage Provisions of the
Investment Advisory Agreement and
the Sub-Advisory Agreement.  One of
the duties of the Sub-Advisor under
the Sub-Advisory Agreement is to
arrange the portfolio transactions
for the Fund.  The Fund's
investment advisory agreement with
the Manager and the Sub-Advisory
Agreement contain provisions
relating to the employment of
broker-dealers to effect the Fund's
portfolio transactions.  The
Manager and the Sub-Advisor are
authorized to employ
broker-dealers, including
"affiliated" brokers, as that term
is defined in the Investment
Company Act. They may employ
broker-dealers that the Manager
thinks, in its best judgment based
on all relevant factors, will
implement the policy of the Fund to
obtain, at reasonable expense, the
"best execution" of the Fund's
portfolio transactions. "Best
execution" means prompt and
reliable execution at the most
favorable price obtainable.

      The Manager and the
Sub-Advisor need not seek
competitive commission bidding.
However, they are expected to be
aware of the current rates of
eligible brokers and to minimize
the commissions paid to the extent
consistent with the interests and
policies of the Fund as established
by its Board of Trustees.

      The Manager and the
Sub-Advisor may select brokers
(other than affiliates) that
provide brokerage and/or research
services for the Fund and/or the
other accounts over which the
Manager, the Sub-Advisor or their
respective affiliates have
investment discretion.  The
concessions paid to such brokers
may be higher than another
qualified broker would charge, if
the Manager or Sub-Advisor, as
applicable, makes a good faith
determination that the concession
is fair and reasonable in relation
to the services provided.  Subject
to those considerations, as a
factor in selecting brokers for the
Fund's portfolio transactions, the
Manager and the Sub-Advisor may
also consider sales of shares of
the Fund and other investment
companies for which the Manager or
an affiliate serves as investment
advisor.

      The Sub-Advisory Agreement
permits the Sub-Advisor to enter
into "soft-dollar" arrangements
through the agency of third parties
to obtain services for the Fund.
Pursuant to these arrangements, the
Sub-Advisor will undertake to place
brokerage business with
broker-dealers who pay third
parties that provide services.  Any
such "soft-dollar" arrangements
will be made in accordance with
policies adopted by the Board of
the Trust and in compliance with
applicable law.

Brokerage Practices.  Brokerage for
the Fund is allocated subject to
the provisions of the investment
advisory agreement and the
Sub-Advisory Agreement and the
procedures and rules described
above. Generally, the Sub-Advisor's
portfolio traders allocate
brokerage based upon
recommendations from the Fund's
portfolio manager.  In certain
instances, portfolio managers may
directly place trades and allocate
brokerage. In either case, the
Sub-Advisor's executive officers
supervise the allocation of
brokerage.

      Transactions in securities
other than those for which an
exchange is the primary market are
generally done with principals or
market makers.  In transactions on
foreign exchanges, the Fund may be
required to pay fixed brokerage
commissions and therefore would not
have the benefit of negotiated
commissions available in U.S.
markets.  Brokerage commissions are
paid primarily for transactions in
listed securities or for certain
fixed-income agency transactions in
the secondary market. Otherwise
brokerage commissions are paid only
if it appears likely that a better
price or execution can be obtained
by doing so.

      The Sub-Advisor serves as
investment manager to a number of
clients, including other investment
companies, and may in the future
act as investment manager or
advisor to others. It is the
practice of the Sub-Advisor to
allocate purchase or sale
transactions among the Fund and
other clients whose assets it
manages in a manner it deems
equitable.  In making those
allocations, the Sub-Advisor
considers several main factors,
including the respective investment
objectives, the relative size of
portfolio holdings of the same or
comparable securities, the
availability of cash for
investment, the size of investment
commitments generally held and the
opinions of the persons responsible
for managing the portfolios of the
Fund and each other client's
accounts.

      When orders to purchase or
sell the same security on identical
terms are placed by more than one
of the funds and/or other advisory
accounts managed by the Sub-Advisor
or its affiliates, the transactions
are generally executed as received,
although a fund or advisory account
that does not direct trades to a
specific broker (these are called
"free trades") usually will have
its order executed first. Orders
placed by accounts that direct
trades to a specific broker will
generally be executed after the
free trades.  All orders placed on
behalf of the Fund are considered
free trades. However, having an
order placed first in the market
does not necessarily guarantee the
most favorable price. Purchases are
combined where possible for the
purpose of negotiating brokerage
commissions. In some cases that
practice might have a detrimental
effect on the price or volume of
the security in a particular
transaction for the Fund.

      Most purchases of debt
obligations are principal
transactions at net prices.
Instead of using a broker for those
transactions, the Fund normally
deals directly with the selling or
purchasing principal or market
maker unless the Sub-Advisor
determines that a better price or
execution can be obtained by using
the services of a broker.
Purchases of portfolio securities
from underwriters include a
commission or concession paid by
the issuer to the underwriter.
Purchases from dealers include a
spread between the bid and asked
prices.  The Fund seeks to obtain
prompt execution of these orders at
the most favorable net price.

      The investment advisory
agreement and the Sub-Advisory
Agreement permit the Manager and
the Sub-Advisor to allocate
brokerage for research services.
The research services provided by a
particular broker may be useful
only to one or more of the advisory
accounts of the Sub-Advisor and its
affiliates. The investment research
received for the commissions of
those other accounts may be useful
both to the Fund and one or more of
the Sub-Advisor's other accounts.
Investment research may be supplied
to the Sub-Advisor by a third party
at the instance of a broker through
which trades are placed.

      Investment research services
include information and analysis on
particular companies and industries
as well as market or economic
trends and portfolio strategy,
market quotations for portfolio
evaluations, information systems,
computer hardware and similar
products and services. If a
research service also assists the
Sub-Advisor in a non-research
capacity (such as bookkeeping or
other administrative functions),
then only the percentage or
component that provides assistance
to the Sub-Advisor in the
investment decision-making process
may be paid in commission dollars.

      The research services
provided by brokers broaden the
scope and supplement the research
activities of the Sub-Advisor. That
research provides additional views
and comparisons for consideration,
and helps the Sub-Advisor to obtain
market information for the
valuation of securities that are
either held in the Fund's portfolio
or are being considered for
purchase.  The Sub-Advisor provides
information to the Manager and the
Board about the commissions paid to
brokers furnishing such services,
together with the Sub-Advisor's
representation that the amount of
such concessions was reasonably
related to the value or benefit of
such services.

----------------------------------------------------------------------------------

      Fiscal Year Ended 10/31          Total Brokerage Commissions
                                            Paid by the Fund1

----------------------------------------------------------------------------------
   ---------------------------------------------------------------------

            2001                           $7,101,0272

   ---------------------------------------------------------------------
   ---------------------------------------------------------------------

            2002                           $14,892,886

   ---------------------------------------------------------------------
   ---------------------------------------------------------------------

            2003                           $11,814,870

   ---------------------------------------------------------------------
   -------------------------------------------------------------------------------

   1.    Amounts    do   not    include Aggregate Front-End Sales Charges on      Class A Front-End Sales Charges Retained by Distributor1
      spreads  or   commiss                ss A Shares
      on              princ
      transactions   on  a
      trade basis.         ions         Cla

                           ipal
                            net
   Distribution and Service

   The Distributor.  Under
   Distributor's Agreement  Plans
   Trust, the Distributor a
   Fund's principal underwrits General
   continuous public offeriwith the
   Fund's classes of sharescts as the
   Distributor bears the exiter in the
   normally attributable tong of the
   including advertising an. The
   of printing and mailing penses
   prospectuses, other than sales,
   furnished to existing shd the cost
   The Distributor is not o
   sell a specific number o those
                           areholders.
         The sales charges bligated to
   concessions paid to, or f shares.
   by, the Distributor from
   of shares and the continand
   deferred sales charges rretained
   the Distributor on the r the sale
   of shares during the Fungent
   most recent fiscal yearsetained by
   in the tables below.    edemption
                           d's three

   Fiscal Year Ended 10/31: are shown
   -------------------------------------------------------------------------------
-------------------------------------------
  2001    $12,897,720  $3,056,554
-------------------------------------------
-------------------------------------------
  2002    $14,121,824  $3,513,191
-------------------------------------------
-------------------------------------------

  2003       $6,082,038      $1,693,081

-------------------------------------------
1.    Includes amounts  retained by a broker-dealer  that is an affiliate or a parent of the Distributor.

-----------------------------------------------------------------------------
Fiscal    Concessions on   Concessions on  Concessions on   Concessions on
Year      Class A Shares   Class B Shares  Class C Shares   Class N Shares
Ended     Advanced by      Advanced by     Advanced by      Advanced by
10/31:    Distributor1     Distributor1    Distributor1     Distributor1
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  2001       $1,428,338      $34,087,489      $4,090,133       $171,6982

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2002       $1,237,651    $32,336,348   $4,801,712    $983,606
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  2003        $611,237      $8,142,875   $1,397,803    $475,836

-----------------------------------------------------------------------------

1.    The  Distributor  advances  concession  payments  to dealers for certain sales  of  Class A shares  and for  sales  of Class B and  Class C shares from its own resources at the time of sale.
2.    The inception date of Class N shares was March 1, 2001.

------------------------------------------------------------------------------

Fiscal    Class A          Class B         Class C           Class N
          Contingent       Contingent                        Contingent
Year      Deferred Sales   Deferred Sales  Contingent        Deferred Sales
Ended     Charges          Charges         Deferred Sales    Charges
10/31     Retained by      Retained by     Charges Retained  Retained by
          Distributor      Distributor     by Distributor    Distributor

------------------------------------------------------------------------------
------------------------------------------------------------------------------

  2001        $68,369        $2,453,996        $172,014           $1,182

------------------------------------------------------------------------------
------------------------------------------------------------------------------
  2002        $83,677        $7,504,572        $559,091          $236,911
------------------------------------------------------------------------------
------------------------------------------------------------------------------

  2003        $38,817        $6,310,225        $216,014          $354,859

------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees1, cast in person at a meeting called for the purpose of voting on that plan.

      Under the plans, the Manager and the Distributor may make payments to affiliates and in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the
Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A the plan that would materially increase payments under the plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments  under the plans.

|X|   Class A Service Plan Fees and Distribution Plan Fees. Under the Class A
service plan, the Distributor currently uses the fees it receives from the
Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the
Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits compensation to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares. The Board Trustees has set that rate at that level. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below, regarding grandfathered retirement accounts. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      Under the Class A distribution plan, the plan provides for the Fund to pay an asset-based sales charge to the Distributor at an annual rate of 0.25%
of average annual net assets of Class A shares of the Fund. Effective January
1, 2003, the Board set that rate to zero. Prior to that date, the Fund paid the Distributor an annual asset-based sales charge equal to 0.10% of average annual net assets representing Class A shares. The Distributor paid the entire asset-based sales charge to brokers, dealers and financial institutions.

      With respect to purchases of Class A shares subject to a contingent deferred sales charge by certain retirement plans that purchased such shares prior to March 1, 2001 ("grandfathered retirement accounts"), the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. During the first year the shares are sold, the Distributor retains the service fee to reimburse itself for the costs of distributing the shares. After the first year shares are outstanding, the Distributor makes service fee payments to recipients quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class A shares purchased by grandfathered retirement accounts are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      For the fiscal year ended October 31, 2003 payments under the Class A distribution and service plan totaled $4,999,025, of which $60,895 was service fee payments retained by the Distributor in connection with the grandfathered retirement accounts, described above, and included $297,518 paid to an affiliate of the Distributor's parent company. In addition,
$37,193 was retained for the asset-based sales charge, as allowed under the plan prior to January 1, 2003. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the
Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

|X|   Class B, Class C and Class N Distribution and Service Plan Fees. Under
 each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      The plans permit the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. After the first year shares are outstanding, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold.
Shares purchased by exchange do not qualify for the advance service fee payment. If shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. In cases where the Distributor is the broker of record for Class B, Class C and Class N shares, i.e. shareholders without the services of a broker directly invest in the Fund, the Distributor will retain the asset-based sales charge and service fee for Class B, Class C and Class N shares.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% and the asset-based sales charge and service fees increase Class N expenses by 0.50% of the net assets per year of the respective class.

      The Distributor retains the asset-based sales charge on Class B and
Class N shares. The Distributor retains the asset-based sales charge on Class
C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class
N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:
o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and Class
         N shares,
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B,
         Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The Distributor's actual expenses in selling Class B, Class C and Class
N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

 -------------------------------------------------------------------------------

  Distribution Fees Paid to the Distributor in the Fiscal Year Ended 10/31/03

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Class:            Total      Amount Retained   Distributor's    Distributor's
                                                  Aggregate      Unreimbursed
                                                 Unreimbursed    Expenses as %
                  Payments                      Expenses Under   of Net Assets
                Under Plan1    by Distributor        Plan          of Class

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Class B Plan   $19,837,175     $14,359,076      $71,404,659         3.10%

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Class C Plan    $8,346,004      $1,904,797      $17,350,050         1.77%

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Class N Plan     $561,294        $451,270        $2,694,186         1.89%

 -------------------------------------------------------------------------------

1.    Includes  amount  paid  to an  affiliate  of  the  Distributor's  parent company: $162,238 (Class B), $171,238 (Class C) and $8,360 (Class N).

      All payments under the plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on
payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the
Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:
o     Total returns measure the performance of a hypothetical account in the
         Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter. For Class C shares, the 1.0%
contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period, and total returns for the periods prior to 03/01/01 (the inception date for Class N shares) is based on the Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees. There is no sales charge on Class Y shares.

o

         Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

ERV   l/n - 1  Average Annual Total
               Return
  P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
---
  P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P   = Total Return

-----------

    P
o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for Class A, Class B, Class C or Class N shares. There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------

            The Fund's Total Returns for the Periods Ended 10/31/03

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class of  Cumulative Total              Average Annual Total Returns
             Returns (10
              years or
Shares     life-of-class)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                                 1-Year            5-Year           10-Year
                                                (or life of       (or life of
                                                   class)           class)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

          After    Without  After    Without  After    Without After    Without
          Sales    Sales    Sales    Sales    Sales    Sales   Sales    Sales
           Charge   Charge   Charge   Charge   Charge  Charge   Charge   Charge

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A1   212.74%  231.83%   24.29%   31.87%    4.87%   6.12%   12.08%   12.74%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B2   220.36%  220.36%   25.89%   30.89%    5.12%   5.45%   12.35%   12.35%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C3   210.89%  210.89%   29.99%   30.99%    5.46%   5.46%   12.01%   12.01%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class N    -1.22%4  -1.22%4   30.50%   31.50%  -0.46%4 -0.46%4      N/A      N/A

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class Y5       N/A   13.96%      N/A   32.40%      N/A   3.80%      N/A      N/A

---------------------------------------------------------------------------------

1. Inception of Class A:      11/01/91
2. Inception of Class B:      9/1/93
3. Inception of Class C:      9/1/93
4. Inception of Class N:      3/01/01
5. Inception of Class Y:      05/01/00

-----------------------------------------------------------------------------

    Average Annual Total Returns for Class A Shares (After Sales Charge)
                       For the Periods Ended 10/31/03

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

                                 1-Year          5-Year          10-Year
                                              (or life of      (or life of
                                                 class)          class)

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

After Taxes on Distributions     23.97%          2.92%            8.88%

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

After Taxes on                   15.86%          3.03%            8.53%
Distributions and
Redemption of Fund Shares

-----------------------------------------------------------------------------

1.    Inception of Class A: 11/01/91

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

 |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the
 Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

 |X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. The Fund is include rated among moderate allocation funds.

       Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
 Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
 Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category receive 5 stars, the next
 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
 Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable)
 Morningstar Rating metrics.

       |X|   Performance Rankings and Comparisons by Other Entities and
 Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
 Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
 The performance of the Fund's classes of shares may be compared in publications to the performance
 of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

       Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
 However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
 Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

       From time to time, the Fund may publish rankings or ratings of the
 Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
 Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.
       From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
 o     information about the performance of certain securities or commodities markets or segments of those markets,
 o     information about the performance of the economies of particular countries or regions,
 o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
 o     the availability of different types of securities or offerings of securities,
 o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
 o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

 ABOUT your account

 How to Buy Shares

 Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

 AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
                      ---
 Asset Builder Plan (described below) can be established on a new account.
 Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
 ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange ("the Exchange"). The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

 -------------------------------------------------------------------------------

 Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge  Oppenheimer Limited Term Municipal Fund rate may be obtained for Class
 Letters of Intent because of th
 expenses realized by the DistriA shares under Right of Accumulation and
 No sales charge is imposed in ce economies of sales efforts and reduction in
 Appendix C to this Statement ofbutor, dealers and brokers making such sales.
 Distributor or dealer or brokerertain other circumstances described in
                                 Additional Information because the
       |X|   Right of Accumulati incurs little or no selling expenses.
 rates that apply to larger purc
 can add together:              on. To qualify for the lower sales charge
 o     Class A and Class B sharehases of Class A shares, you and your spouse
             (including IRAs and
             for trust or custods you purchase for your individual accounts
             are minors,         403(b) plans), or for your joint accounts, or
 o     Current purchases of Clasial accounts on behalf of your children who
             Oppenheimer funds t
             current purchases os A and Class B shares of the Fund and other
 o     Class A and Class B shareo reduce the sales charge rate that applies to purchased subject tf Class A shares, and
             charge to reduce ths of Oppenheimer funds you previously
             Class A shares, proo an initial or contingent deferred sales one of the Oppenheie sales charge rate for current purchases of vided that you still hold your investment in
       A fiduciary can count allmer funds.
 fiduciary account (including on
 employer) that has multiple acc shares purchased for a trust, estate or other current offering price, of the e or more employee benefit plans of the same own to the value of current purounts. The Distributor will add the value, at applies. The reduced sales charshares you previously purchased and currently must request it when you buy shchases to determine the sales charge rate that ge will apply only to current purchases. You
 The Oppenheimer Funds. The Oppeares.
 the Distributor acts as the dis
                                nheimer funds are those mutual funds for which
 Oppenheimer AMT-Free Municipalstributor and currently include the following:

 -------------------------------------------------------------------------------

 Oppenheimer AMT-Free New York Municipals                                       Oppenheimer Main Street Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Opportunity Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Capital Preservation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Champion Income Fund          Street Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Convertible Securities Fund   Street Fund II
Oppenheimer Developing Markets Fund       Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Disciplined Allocation Fund   Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Discovery Fund                Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund               Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Global Fund                   Municipals
Oppenheimer Global Opportunities Fund     Oppenheimer Senior Floating Rate Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Small Cap Value Fund
Oppenheimer Growth Fund                   Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund               Oppenheimer Total Return Bond Fund
Oppenheimer International Bond Fund       Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund     Oppenheimer Value Fund
Oppenheimer  International  Small Company
Fund                                      Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund  Rochester Fund Municipals
Oppenheimer MidCap Fund
And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

There is an initial  sales  charge on the  purchase of Class A shares of each of the  Oppenheimer  funds  described  above except the money market  funds.  Under certain  circumstances  described in this  Statement of Additional  Information, redemption  proceeds  of certain  money  market  fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"),  if you purchase Class A shares or Class A and Class B shares  of the Fund and  other  Oppenheimer  funds during a 13-month  period,  you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period.  You can include purchases made up to 90 days before the date of the Letter.  Letters do not consider Class C or
Class N shares you purchase or may have purchased.

     A Letter is an investor's  statement in writing to the  Distributor  of the intention  to purchase  Class A shares or Class A and Class B shares of the Fund
(and other Oppenheimer funds) during a 13-month period (the "Letter period"). At the investor's  request,  this may include purchases made up to 90 days prior to the date of the Letter.  The Letter states the investor's  intention to make the aggregate  amount of purchases  of shares  which,  when added to the  investor's holdings of shares of those funds,  will equal or exceed the amount specified in the Letter.  Purchases made by  reinvestment  of dividends or  distributions  of capital gains and purchases  made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

     A Letter  enables  an  investor  to count  the  Class A and  Class B shares purchased  under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other  Oppenheimer  funds) that applies under the Right of Accumulation to current purchases of Class A shares.  Each purchase of Class A shares under the Letter will be made at the offering price (including the sales  charge) that applies to a single  lump-sum  purchase of shares in the amount intended to be purchased under the Letter.

     In  submitting  a Letter,  the  investor  makes no  commitment  to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that  period,  do not equal or exceed the  intended  purchase amount,  the  investor  agrees  to pay the  additional  amount  of sales  charge applicable  to such  purchases.  That amount is  described in "Terms of Escrow,"
below (those  terms may be amended by the  Distributor  from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the  Transfer  Agent  subject  to the Terms of Escrow.
Also,  the  investor  agrees  to be bound by the terms of the  Prospectus,  this
Statement of Additional  Information and the application  used for a Letter.  If those  terms are  amended,  as they may be from  time to time by the  Fund,  the investor agrees to be bound by the amended terms and that those  amendments will apply automatically to existing Letters.

     If the total eligible  purchases made during the Letter period do not equal or exceed the intended purchase amount,  the concessions  previously paid to the dealer of record for the account and the amount of sales charge  retained by the
Distributor  will be adjusted to the rates applicable to actual total purchases.
If total  eligible  purchases  during the  Letter  period  exceed  the  intended purchase  amount  and exceed  the  amount  needed to qualify  for the next sales charge rate reduction set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer  returns  to the  Distributor  the  excess of the  amount of  concessions allowed or paid to the dealer over the amount of  concessions  that apply to the actual amount of purchases.  The excess concessions  returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

     The Transfer  Agent will not hold shares in escrow for  purchases of shares of the Fund and other  Oppenheimer  funds by  OppenheimerFunds  prototype 401(k)
plans under a Letter.  If the intended  purchase  amount under a Letter  entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

     In determining  the total amount of purchases  made under a Letter,  shares redeemed by the investor  prior to the  termination of the Letter period will be deducted.  It is the  responsibility of the dealer of record and/or the investor to advise the Distributor  about the Letter when placing any purchase orders for the  investor  during  the Letter  period.  All of such  purchases  must be made through the Distributor.

     |X| Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent  purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount  specified in the Letter shall be held in escrow by the Transfer
Agent. For example, if the intended purchase amount is $50,000, the escrow shall be  shares  valued  in the  amount of $2,500  (computed  at the  offering  price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the total minimum investment  specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

     3.  If,  at the end of the  13-month  Letter  period  the  total  purchases pursuant to the Letter are less than the intended  purchase amount  specified in the Letter,  the investor must remit to the  Distributor  an amount equal to the difference  between the dollar  amount of sales  charges  actually  paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.  That sales charge  adjustment will apply to any shares  redeemed  prior to the  completion of the Letter.  If the  difference in sales  charges  is not  paid  within  twenty  days  after  a  request  from  the
Distributor  or the  dealer,  the  Distributor  will,  within  sixty days of the expiration  of the Letter,  redeem the number of escrowed  shares  necessary  to realize such difference in sales charges.  Full and fractional  shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the  redemption  proceeds.

    4. By signing the Letter, the investor irrevocably  constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

     5. The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:

(a) Class A shares  sold with a front-end  sales  charge or subject to a Class A contingent deferred sales charge,

(b) Class B shares of other  Oppenheimer  funds acquired subject to a contingent deferred sales charge, and

(c) Class A or Class B shares  acquired by exchange of either (1) Class A shares of one of the other  Oppenheimer  funds that were acquired  subject to a Class A initial or contingent  deferred sales charge or (2) Class B shares of one of the other  Oppenheimer  funds that were  acquired  subject to a contingent  deferred sales charge.

     6. Shares held in escrow  hereunder  will  automatically  be exchanged  for shares of another  fund to which an exchange is  requested,  as described in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  As  explained  in the  Prospectus,  you  must  initially establish  your  account  with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase  additional  shares directly from a bank account for as little as $50. For those accounts  established  prior to November
1, 2002 and which have previously  established  Asset Builder Plans,  additional purchases  will remain at $25.  Shares  purchased by Asset Builder Plan payments from bank  accounts  are  subject  to the  redemption  restrictions  for  recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy shares for OppenheimerFunds  employer-sponsored  qualified  retirement accounts.  Asset
Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly  automatic  purchases of shares of up to four other
Oppenheimer funds.

     If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made
two  business  days  prior  to  the  investment   dates  you  selected  on  your
application.  Neither the Distributor,  the Transfer Agent nor the Fund shall be responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

Before you establish Asset Builder  payments,  you should obtain a prospectus of the  selected  fund(s)  from your  financial  advisor (or the  Distributor)  and request an application from the Distributor. Complete the application and return
it. You may change the amount of your Asset Builder payment or you can terminate these automatic  investments at any time by writing to the Transfer  Agent.  The
Transfer  Agent  requires a  reasonable  period  (approximately  10 days)  after receipt of your  instructions  to implement them. The Fund reserves the right to amend,  suspend or discontinue  offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain types of  retirement  plans are entitled to purchase shares of the Fund without  sales charge or at reduced  sales charge  rates,  as described in Appendix C to this  Statement of  Additional  Information.  Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily  valuation  basis by Merrill Lynch
Pierce Fenner &  Smith,  Inc.  ("Merrill  Lynch") or an  independent  record keeper that has a contract or special  arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service  agreement the plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable  investments,  then the retirement plan may purchase only Class B shares of the Oppenheimer  funds.  Any retirement plans in that  category  that  currently  invest  in Class B shares of the Fund will have their  Class B shares  converted  to Class A shares of the Fund when the  plan's applicable investments reach $5 million.

OppenheimerFunds  has entered  into  arrangements  with certain  record  keepers whereby the Transfer Agent  compensates the record keeper for its record keeping and account  servicing  functions that it performs on behalf of the  participant level accounts of a retirement plan.  While such  compensation may act to reduce the record  keeping fees charged by the retirement  plan's record  keeper,  that compensation  arrangement may be terminated at any time,  potentially  affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the Fund's shares (for  example,  when a purchase  check is  returned  to the Fund  unpaid)
causes a loss to be incurred  when the net asset values of the Fund's  shares on the  cancellation  date is less than on the purchase date. That loss is equal to the amount of the  decline in the net asset  value per share  multiplied  by the number of shares in the purchase  order.  The investor is  responsible  for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the  Distributor for that amount by redeeming shares from any account  registered in that investor's  name, or the Fund or the
Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents  an interest in the same portfolio of investments of the Fund. However, each class has different shareholder  privileges and features.  The net income  attributable  to Class B,
Class C or Class N shares and the dividends payable on Class B, Class C or Class
N shares will be reduced by  incremental  expenses  borne  solely by that class.
Those expenses  include the asset-based  sales charges to which Class B, Class C and Class N shares are subject.

     The  availability  of  different  classes of shares  permits an investor to choose  the  method  of  purchasing  shares  that  is more  appropriate  for the investor.  That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold  subject to an initial  sales  charge.  While Class B,
Class C and Class N shares  have no initial  sales  charge,  the  purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class
N shares is the same as that of the initial  sales charge on Class A shares - to compensate the Distributor and brokers,  dealers and financial institutions that sell shares of the Fund. A salesperson  who is entitled to receive  compensation from his or her firm for selling  Fund shares may  receive  different  levels of compensation for selling one class of shares rather than another.

     The Distributor will not accept any order in the amount of $250,000 or more for  Class B shares  or $1  million  or more for  Class C shares  on behalf of a single investor (not including dealer "street name" or omnibus  accounts).  That is because  generally it will be more advantageous for that investor to purchase
Class A shares of the Fund.

|X|
Class A
Shares
Subject to
a
Contingent
Deferred
Sales
Charge.
For
purchases
of Class A
shares at
net asset
value
whether or
not
subject to
a
contingent
deferred
sales
charge as
described
in the
Prospectus,
no sales
concessions
will be
paid to
the
broker-dealer
of record,
as
described
in the
Prospectus,
on sales
of Class A
shares
purchased
with the
redemption
proceeds
of shares
of another
mutual
fund
offered as
an
investment
option in
a
retirement
plan in
which
Oppenheimer
funds are
also
offered as
investment
options
under a
special
arrangement
with the
Distributor,
if the
purchase
occurs
more than
30 days
after the
Oppenheimer
funds are
added as
an
investment
option
under that
plan.
Additionally,
that
concession
will not
be paid on
purchases
of Class A
shares by
a
retirement
plan made
with the
redemption
proceeds
of Class N
shares of
one or
more
Oppenheimer
funds held
by the
plan for
more than
18 months.

      |X|
Class B
Conversion.
Under
current
interpretations
of
applicable
federal
income tax
law by the
Internal
Revenue
Service,
the
conversion
of Class B
shares to
Class A
shares 72
months
after
purchase
is not
treated as
a taxable
event for
the
shareholder.
If those
laws or
the IRS
interpretation
of those
laws
should
change,
the
automatic
conversion
feature
may be
suspended.
In that
event, no
further
conversions
of Class B
shares
would
occur
while that
suspension
remained
in effect.
Although
Class B
shares
could then
be
exchanged
for Class
A shares
on the
basis of
relative
net asset
value of
the two
classes,
without
the
imposition
of a sales
charge or
fee, such
exchange
could
constitute
a taxable
event for
the
shareholder,
and absent
such
exchange,
Class B
shares
might
continue
to be
subject to
the
asset-based
sales
charge for
longer
than six
years.

      |X|
Availability
of Class N
Shares. In
addition
to the
description
of the
types of
retirement
plans
which may
purchase
Class N
shares
contained
in the
prospectus,
Class N
shares
also are
offered to
the
following:
o     to
            all
            rollover
            IRAs
            (including
            SEP
            IRAs
            and
            SIMPLE
            IRAs),
o     to
            all
            rollover
            contributions
            made
            to
            Individual
            401(k)
            plans,
            Profit-Sharing
            Plans
            and
            Money
            Purchase
            Pension
            Plans,
o     to
            all
            direct
            rollovers
            from
            OppenheimerFunds-sponsored
            Pinnacle
            and
            Ascender
            retirement
            plans,
o     to
            all
            trustee-to-trustee
            IRA
            transfers,
o     to
            all
            90-24
            type
            403(b)
            transfers,
o     to
            Group
            Retirement
            Plans
            (as
            defined
            in
            Appendix
            C
            to
            this
            Statement
            of
            Additional
            Information)
            which
            have
            entered
            into
            a
            special
            agreement
            with
            the
            Distributor
            for
            that
            purpose,
o     to
            Retirement
            Plans
            qualified
            under
            Sections
            401(a)
            or
            401(k)
            of
            the
            Internal
            Revenue
            Code,
            the
            recordkeeper
            or
            the
            plan
            sponsor
            for
            which
            has
            entered
            into
            a
            special
            agreement
            with
            the
            Distributor,
o     to
            Retirement
            Plans
            of
            a
            plan
            sponsor
            where
            the
            aggregate
            assets
            of
            all
            such
            plans
            invested
            in
            the
            Oppenheimer
            funds
            is
            $500,000
            or
            more,
o     to
            OppenheimerFunds-sponsored
            Ascender
            401(k)
            plans
            that
            pay
            for
            the
            purchase
            with
            the
            redemption
            proceeds
            of
            Class
            A
            shares
            of
            one
            or
            more
            Oppenheimer
            funds,
            and
o     to
            certain
            customers
            of
            broker-dealers
            and
            financial
            advisors
            that
            are
            identified
            in
            a
            special
            agreement
            between
            the
            broker-dealer
            or
            financial
            advisor
            and
            the
            Distributor
            for
            that
            purpose.

      The
sales
concession
and the
advance of
the
service
fee, as
described
in the
Prospectus,
will not
be paid to
dealers of
record on
sales of
Class N
shares on:
o
            purchases
            of
            Class
            N
            shares
            in
            amounts
            of
            $500,000
            or
            more
            by
            a
            retirement
            plan
            that
            pays
            for
            the
            purchase
            with
            the
            redemption
            proceeds
            of
            Class
            A
            shares
            of
            one
            or
            more
            Oppenheimer
            funds
            (other
            than
            rollovers
            from
            an
            OppenheimerFunds-sponsored
            Pinnacle
            or
            Ascender
            401(k)
            plan
            to
            any
            IRA
            invested
            in
            the
            Oppenheimer
            funds),
o
            purchases
            of
            Class
            N
            shares
            in
            amounts
            of
            $500,000
            or
            more
            by
            a
            retirement
            plan
            that
            pays
            for
            the
            purchase
            with
            the
            redemption
            proceeds
            of
            Class
            C
            shares
            of
            one
            or
            more
            Oppenheimer
            funds
            held
            by
            the
            plan
            for
            more
            than
            one
            year
            (other
            than
            rollovers
            from
            an
            OppenheimerFunds-sponsored
            Pinnacle
            or
            Ascender
            401(k)
            plan
            to
            any
            IRA
            invested
            in
            the
            Oppenheimer
            funds),
            and
o     on
            purchases
            of
            Class
            N
            shares
            by
            an
            OppenheimerFunds-sponsored
            Pinnacle
            or
            Ascender
            401(k)
            plan
            made
            with
            the
            redemption
            proceeds
            of
            Class
            A
            shares
            of
            one
            or
            more
            Oppenheimer
            funds.

      No
sales
concessions
will be
paid to
the
broker-dealer
of record,
as
described
in the
Prospectus,
on sales
of Class N
shares
purchased
with the
redemption
proceeds
of shares
of another
mutual
fund
offered as
an
investment
option in
a
retirement
plan in
which
Oppenheimer
funds are
also
offered as
investment
options
under a
special
arrangement
with the
Distributor,
if the
purchase
occurs
more than
30 days
after the
Oppenheimer
funds are
added as
an
investment
option
under that
plan.

      |X|
Allocation
of
Expenses.
The Fund
pays
expenses
related to
its daily
operations,
such as
custodian
fees,
Trustees'
fees,
transfer
agency
fees,
legal fees
and
auditing
costs.
Those
expenses
are paid
out of the
Fund's
assets and
are  not
paid
directly
by
shareholders.
However,
those
expenses
reduce the
net asset
values of
shares,
and
therefore
are
indirectly
borne by
shareholders
through
their
investment.

      The
methodology
for
calculating
the net
asset
value,
dividends
and
distributions
of the
Fund's
share
classes
recognizes
two types
of
expenses.
General
expenses
that do
not
pertain
specifically
to any one
class are
allocated
pro rata
to the
shares of
all
classes.
The
allocation
is based
on the
percentage
of the
Fund's
total
assets
that is
represented
by the
assets of
each
class, and
then
equally to
each
outstanding
share
within a
given
class.
Such
general
expenses
include
management
fees,
legal,
bookkeeping
and audit
fees,
printing
and
mailing
costs of
shareholder
reports,
Prospectuses,
Statements
of
Additional
Information
and other
materials
for
current
shareholders,
fees to
unaffiliated
Trustees,
custodian
expenses,
share
issuance
costs,
organization
and
start-up
costs,
interest,
taxes and
brokerage
commissions,
and
non-recurring
expenses,
such as
litigation
costs.

Other
expenses
that are
directly
attributable
to a
particular
class are
allocated
equally to
each
outstanding
share
within
that
class.
Examples
of such
expenses
include
distribution
and
service
plan
(12b-1)
fees,
transfer
and
shareholder
servicing
agent fees
and
expenses,
and
shareholder
meeting
expenses
(to the
extent
that such
expenses
pertain
only to a
specific
class).

Account
Fees. As
stated in
the
Prospectus,
a $12
annual fee
is
assessed
on any
account
valued at
less than
$500. This
fee will
not be
assessed
on the
following
accounts:
o
         Accounts
         that
         have
         balances
         below
         $500
         due
         to
         the
         automatic
         conversion
         of
         shares
         from
         Class
         B
         to
         Class
         A
         shares;
o
         Accounts
         with
         an
         active
         Asset
         Builder
         Plan,
         payroll
         deduction
         plan
         or
         a
         military
         allotment
         plan;
o
         OppenheimerFunds-sponsored
         group
         retirement
         accounts
         that
         are
         making
         continuing
         purchases;
o
         Certain
         accounts
         held
         by
         broker-dealers
         through
         the
         National
         Securities
         Clearing
         Corporation;
         and
o
         Accounts
         that
         fall
         below
         the
         $500
         threshold
         due
         solely
         to
         market
         fluctuations
         within
         the
         12-month
         period
         preceding
         the
         date
         the
         fee
         is
         deducted.

      The
fee is
automatically
deducted
from
qualifying
accounts
annually
on or
about the
second to
last
business
day of
September.
This
annual fee
is waived
for any
shareholders
who elect
to access
their
account
documents
through
electronic
document
delivery
rather
than in
paper copy
and who
elect to
utilize
the
Internet
or
PhoneLink
as their
primary
source for
their
general
servicing
needs. To
sign up to
access
account
documents
electronically
via eDocs
Direct,
please
visit the
Service
Center on
our
website at
www.oppenheimerfunds.com
------------------------
or call
1.888.470.0862
for
instructions.

Determination
of Net
Asset
Values Per
Share. The
net asset
values per
share of
each class
of shares
of the
Fund are
determined
as of the
close of
business
of the
Exchange
on each
day that
the
Exchange
is open.
The
calculation
is done by
dividing
the value
of the
Fund's net
assets
attributable
to a class
by the
number of
shares of
that class
that are
outstanding.
The
Exchange
normally
closes at
4:00 P.M.,
Eastern
time, but
may close
earlier on
some other
days (for
example,
in case of
weather
emergencies
or on days
falling
before a
U.S.
holiday).
All
references
to time in
this
Statement
of
Additional
Information
mean
"Eastern
time." The
Exchange's
most
recent
annual
announcement
(which is
subject to
change)
states
that it
will close
on New
Year's
Day,
Martin
Luther
King, Jr.
Day,
Presidents'
Day, Good
Friday,
Memorial
Day,
Independence
Day, Labor
Day,
Thanksgiving
Day and
Christmas
Day. It
may also
close on
other
days.

Dealers
other than
Exchange
members
may
conduct
trading in
certain
securities
on days on
which the
Exchange
is closed
(including
weekends
and
holidays)
or after
4:00 P.M.
on a
regular
business
day.
Because
the Fund's
net asset
values
will not
be
calculated
on those
days, the
Fund's net
asset
values per
share may
be
significantly
affected
on such
days when
shareholders
may not
purchase
or redeem
shares.
Additionally,
trading on
European
and Asian
stock
exchanges
and
over-the-counter
markets
normally
is
completed
before the
close of
The
Exchange.

Changes in
the values
of
securities
traded on
foreign
exchanges
or markets
as a
result of
events
that occur
after the
prices of
those
securities
are
determined,
but before
the close
of the
Exchange,
will not
be
reflected
in the
Fund's
calculation
of its net
asset
values
that day
unless the
Manager
determines
that the
event is
likely to
effect a
material
change in
the value
of the
security.
The
Manager,
or an
internal
valuation
committee
established
by the
Manager,
as
applicable,
may
establish
a
valuation,
under
procedures
established
by the
Board and
subject to
the
approval,
ratification
and
confirmation
by the
Board at
its next
ensuing
meeting.

      |X|
Securities
Valuation.
The Fund's
Board of
Trustees
has
established
procedures
for the
valuation
of the
Fund's
securities.
In general
those
procedures
are as
follows:
o
Equity
securities
traded on
a U.S.
securities
exchange
or on
Nasdaq(R)
are valued
as
follows:
(1)   if
               last
               sale
               information
               is
               regularly
               reported,
               they
               are
               valued
               at
               the
               last
               reported
               sale
               price
               on
               the
               principal
               exchange
               on
               which
               they
               are
               traded
               or
               on
               Nasdaq,
               as
               applicable,
               on
               that
               day,
               or
(2)   if
               last
               sale
               information
               is
               not
               available
               on
               a
               valuation
               date,
               they
               are
               valued
               at
               the
               last
               reported
               sale
               price
               preceding
               the
               valuation
               date
               if
               it
               is
               within
               the
               spread
               of
               the
               closing
               "bid"
               and
               "asked"
               prices
               on
               the
               valuation
               date
               or,
               if
               not,
               at
               the
               closing
               "bid"
               price
               on
               the
               valuation
               date.
o
Equity
securities
traded on
a foreign
securities
exchange
generally
are valued
in one of
the
following
ways:
(1)   at
               the
               last
               sale
               price
               available
               to
               the
               pricing
               service
               approved
               by
               the
               Board
               of
               Trustees,
               or
(2)   at
               the
               last
               sale
               price
               obtained
               by
               the
               Manager
               from
               the
               report
               of
               the
               principal
               exchange
               on
               which
               the
               security
               is
               traded
               at
               its
               last
               trading
               session
               on
               or
               immediately
               before
               the
               valuation
               date,
               or
(3)   at
               the
               mean
               between
               the
               "bid"
               and
               "asked"
               prices
               obtained
               from
               the
               principal
               exchange
               on
               which
               the
               security
               is
               traded
               or,
               on
               the
               basis
               of
               reasonable
               inquiry,
               from
               two
               market
               makers
               in
               the
               security.
o
Long-term
debt
securities
having a
remaining
maturity
in excess
of 60 days
are valued
based on
the mean
between
the "bid"
and
"asked"
prices
determined
by a
portfolio
pricing
service
approved
by the
Fund's
Board of
Trustees
or
obtained
by the
Manager
from two
active
market
makers in
the
security
on the
basis of
reasonable
inquiry.
o     The
following
securities
are valued
at the
mean
between
the "bid"
and
"asked"
prices
determined
by a
pricing
service
approved
by the
Fund's
Board of
Trustees
or
obtained
by the
Manager
from two
active
market
makers in
the
security
on the
basis of
reasonable
inquiry:
(1)   debt
               instruments
               that
               have
               a
               maturity
               of
               more
               than
               397
               days
               when
               issued,
(2)   debt
               instruments
               that
               had
               a
               maturity
               of
               397
               days
               or
               less
               when
               issued
               and
               have
               a
               remaining
               maturity
               of
               more
               than
               60
               days,
               and
(3)
               non-money
               market
               debt
               instruments
               that
               had
               a
               maturity
               of
               397
               days
               or
               less
               when
               issued
               and
               which
               have
               a
               remaining
               maturity
               of
               60
               days
               or
               less.
o     The
following
securities
are valued
at cost,
adjusted
for
amortization
of
premiums
and
accretion
of
discounts:
(1)
               money
               market
               debt
               securities
               held
               by
               a
               non-money
               market
               fund
               that
               had
               a
               maturity
               of
               less
               than
               397
               days
               when
               issued
               that
               have
               a
               remaining
               maturity
               of
               60
               days
               or
               less,
               and
(2)   debt
               instruments
               held
               by
               a
               money
               market
               fund
               that
               have
               a
               remaining
               maturity
               of
               397
               days
               or
               less.
o
Securities
(including
restricted
securities)
not having
readily-available
market
quotations
are valued
at fair
value
determined
under the
Board's
procedures.
If the
Manager is
unable to
locate two
market
makers
willing to
give
quotes, a
security
may be
priced at
the mean
between
the "bid"
and
"asked"
prices
provided
by a
single
active
market
maker
(which in
certain
cases may
be the
"bid"
price if
no "asked"
price is
available).
      In
the case
of U.S.
government
securities,
mortgage-backed
securities,
corporate
bonds and
foreign
government
securities,
when last
sale
information
is not
generally
available,
the
Manager
may use
pricing
services
approved
by the
Board of
Trustees.
The
pricing
service
may use
"matrix"
comparisons
to the
prices for
comparable
instruments
on the
basis of
quality,
yield and
maturity.
Other
special
factors
may be
involved
(such as
the
tax-exempt
status of
the
interest
paid by
municipal
securities).
The
Manager
will
monitor
the
accuracy
of the
pricing
services.
That
monitoring
may
include
comparing
prices
used for
portfolio
valuation
to actual
sales
prices of
selected
securities.

      The
closing
prices in
the London
foreign
exchange
market on
a
particular
business
day that
are
provided
to the
Manager by
a bank,
dealer or
pricing
service
that the
Manager
has
determined
to be
reliable
are used
to value
foreign
currency,
including
forward
contracts,
and to
convert to
U.S.
dollars
securities
that are
denominated
in foreign
currency.

Puts,
calls, and
futures
are valued
at the
last sale
price on
the
principal
exchange
on which
they are
traded or
on Nasdaq,
as
applicable,
as
determined
by a
pricing
service
approved
by the
Board of
Trustees
or by the
Manager.
If there
were no
sales that
day, they
shall be
valued at
the last
sale price
on the
preceding
trading
day if it
is within
the spread
of the
closing
"bid" and
"asked"
prices on
the
principal
exchange
or on
Nasdaq on
the
valuation
date. If
not, the
value
shall be
the
closing
bid price
on the
principal
exchange
or on
Nasdaq on
the
valuation
date.  If
the put,
call or
future is
not traded
on an
exchange
or on
Nasdaq, it
shall be
valued by
the mean
between
"bid" and
"asked"
prices
obtained
by the
Manager
from two
active
market
makers. In
certain
cases that
may be at
the "bid"
price if
no "asked"
price is
available.

      When
the Fund
writes an
option, an
amount
equal to
the
premium
received
is
included
in the
Fund's
Statement
of Assets
and
Liabilities
as an
asset. An
equivalent
credit is
included
in the
liability
section.
The credit
is
adjusted
("marked-to-market")
to reflect
the
current
market
value of
the
option. In
determining
the Fund's
gain on
investments,
if a call
or put
written by
the Fund
is
exercised,
the
proceeds
are
increased
by the
premium
received.
If a call
or put
written by
the Fund
expires,
the Fund
has a gain
in the
amount of
the
premium.
If the
Fund
enters
into a
closing
purchase
transaction,
it will
have a
gain or
loss,
depending
on whether
the
premium
received
was more
or less
than the
cost of
the
closing
transaction.
If the
Fund
exercises
a put it
holds, the
amount the
Fund
receives
on its
sale of
the
underlying
investment
is reduced
by the
amount of
premium
paid by
the Fund.

How to
Sell Shares

The
information
below
supplements
the terms
and
conditions
for
redeeming
shares set
forth in
the
Prospectus.

Sending
Redemption
Proceeds
by Federal
Funds
Wire.  The
Federal
Funds wire
of
redemption
proceeds
may be
delayed if
the Fund's
custodian
bank is
not open
for
business
on a day
when the
Fund would
normally
authorize
the wire
to be
made,
which is
usually
the Fund's
next
regular
business
day
following
the
redemption.
In those
circumstances,
the wire
will not
be
transmitted
until the
next bank
business
day on
which the
Fund is
open for
business.
No
dividends
will be
paid on
the
proceeds
of
redeemed
shares
awaiting
transfer
by Federal
Funds wire.

Reinvestment
Privilege.
Within six
months of
a
redemption,
a
shareholder
may
reinvest
all or
part of
the
redemption
proceeds
of:
o
         Class
         A
         shares
         purchased
         subject
         to
         an
         initial
         sales
         charge
         or
         Class
         A
         shares
         on
         which
         a
         contingent
         deferred
         sales
         charge
         was
         paid,
         or
o
         Class
         B
         shares
         that
         were
         subject
         to
         the
         Class
         B
         contingent
         deferred
         sales
         charge
         when
         redeemed.

      The
reinvestment
may be
made
without
sales
charge
only in
Class A
shares of
the Fund
or any of
the other
Oppenheimer
funds into
which
shares of
the Fund
are
exchangeable
as
described
in "How to
Exchange
Shares"
below.
Reinvestment
will be at
the net
asset
value next
computed
after the
Transfer
Agent
receives
the
reinvestment
order. The
shareholder
must ask
the
Transfer
Agent for
that
privilege
at the
time of
reinvestment.
This
privilege
does not
apply to
Class C,
Class N or
Class Y
shares.
The Fund
may amend,
suspend or
cease
offering
this
reinvestment
privilege
at any
time as to
shares
redeemed
after the
date of
such
amendment,
suspension
or
cessation.

      Any
capital
gain that
was
realized
when the
shares
were
redeemed
is
taxable,
and
reinvestment
will not
alter any
capital
gains tax
payable on
that gain.
If there
has been a
capital
loss on
the
redemption,
some or
all of the
loss may
not be tax
deductible,
depending
on the
timing and
amount of
the
reinvestment.
Under the
Internal
Revenue
Code, if
the
redemption
proceeds
of Fund
shares on
which a
sales
charge was
paid are
reinvested
in shares
of the
Fund or
another of
the
Oppenheimer
funds
within 90
days of
payment of
the sales
charge,
the
shareholder's
basis in
the shares
of the
Fund that
were
redeemed
may not
include
the amount
of the
sales
charge
paid. That
would
reduce the
loss or
increase
the gain
recognized
from the
redemption.
However,
in that
case the
sales
charge
would be
added to
the basis
of the
shares
acquired
by the
reinvestment
of the
redemption
proceeds.

Payments
"In Kind".
The
Prospectus
states
that
payment
for shares
tendered
for
redemption
is
ordinarily
made in
cash.
However,
under
certain
circumstances,
the Board
of
Trustees
of the
Fund may
determine
that it
would be
detrimental
to the
best
interests
of the
remaining
shareholders
of the
Fund to
make
payment of
a
redemption
order
wholly or
partly in
cash. In
that case,
the Fund
may pay
the
redemption
proceeds
in whole
or in part
by a
distribution
"in kind"
of liquid
securities
from the
portfolio
of the
Fund, in
lieu of
cash.

      The
Fund has
elected to
be
governed
by Rule
18f-1
under the
Investment
Company
Act. Under
that rule,
the Fund
is
obligated
to redeem
shares
solely in
cash up to
the lesser
of
$250,000
or 1% of
the net
assets of
the Fund
during any
90-day
period for
any one
shareholder.
If shares
are
redeemed
in kind,
the
redeeming
shareholder
might
incur
brokerage
or other
costs in
selling
the
securities
for cash.
The Fund
will value
securities
used to
pay
redemptions
in kind
using the
same
method the
Fund uses
to value
its
portfolio
securities
described
above
under
"Determination
of Net
Asset
Values Per
Share."
That
valuation
will be
made as of
the time
the
redemption
price is
determined.

Involuntary
Redemptions.
The Fund's
Board of
Trustees
has the
right to
cause the
involuntary
redemption
of the
shares
held in
any
account if
the
aggregate
net asset
value of
those
shares is
less than
$500 or
such
lesser
amount as
the Board
may fix.
The Board
will not
cause the
involuntary
redemption
of shares
in an
account if
the
aggregate
net asset
value of
such
shares has
fallen
below the
stated
minimum
solely as
a result
of market
fluctuations.
If the
Board
exercises
this
right, it
may also
fix the
requirements
for any
notice to
be given
to the
shareholders
in
question
(not less
than 30
days). The
Board may
alternatively
set
requirements
for the
shareholder
to
increase
the
investment,
or set
other
terms and
conditions
so that
the shares
would not
be
involuntarily
redeemed.

Transfers
of Shares.
A transfer
of shares
to a
different
registration
is not an
event that
triggers
the
payment of
sales
charges.
Therefore,
shares are
not
subject to
the
payment of
a
contingent
deferred
sales
charge of
any class
at the
time of
transfer
to the
name of
another
person or
entity. It
does not
matter
whether
the
transfer
occurs by
absolute
assignment,
gift or
bequest,
as long as
it does
not
involve,
directly
or
indirectly,
a public
sale of
the
shares.
When
shares
subject to
a
contingent
deferred
sales
charge are
transferred,
the
transferred
shares
will
remain
subject to
the
contingent
deferred
sales
charge. It
will be
calculated
as if the
transferee
shareholder
had
acquired
the
transferred
shares in
the same
manner and
at the
same time
as the
transferring
shareholder.

      If
less than
all shares
held in an
account
are
transferred,
and some
but not
all shares
in the
account
would be
subject to
a
contingent
deferred
sales
charge if
redeemed
at the
time of
transfer,
the
priorities
described
in the
Prospectus
under "How
to Buy
Shares"
for the
imposition
of the
Class B,
Class C
and Class
N
contingent
deferred
sales
charge
will be
followed
in
determining
the order
in which
shares are
transferred.

Distributions
From
Retirement
Plans.
Requests
for
distributions
from
OppenheimerFunds-sponsored
IRAs,
SEP-IRAs,
SIMPLE
IRAs,
403(b)(7)
custodial
plans,
401(k)
plans or
pension or
profit-sharing
plans
should be
addressed
to
"Trustee,
OppenheimerFunds
Retirement
Plans,"
c/o the
Transfer
Agent at
its
address
listed in
"How To
Sell
Shares" in
the
Prospectus
or on the
back cover
of this
Statement
of
Additional
Information.
The
request
must:
(1)
         state
         the
         reason
         for
         the
         distribution;
(2)
         state
         the
         owner's
         awareness
         of
         tax
         penalties
         if
         the
         distribution
         is
         premature;
         and
(3)
         conform
         to
         the
         requirements
         of
         the
         plan
         and
         the
         Fund's
         other
         redemption
         requirements.

Participants
(other
than
self-employed
plan
sponsors)
in
OppenheimerFunds-sponsored
pension or
profit-sharing
plans with
shares of
the Fund
held in
the name
of the
plan or
its
fiduciary
may not
directly
request
redemption
of their
accounts.
The plan
administrator
or
fiduciary
must sign
the
request.

Distributions
from
pension
and profit
sharing
plans are
subject to
special
requirements
under the
Internal
Revenue
Code and
certain
documents
(available
from the
Transfer
Agent)
must be
completed
and
submitted
to the
Transfer
Agent
before the
distribution
may be
made.
Distributions
from
retirement
plans are
subject to
withholding
requirements
under the
Internal
Revenue
Code, and
IRS Form
W-4P
(available
from the
Transfer
Agent)
must be
submitted
to the
Transfer
Agent with
the
distribution
request,
or the
distribution
may be
delayed.
Unless the
shareholder
has
provided
the
Transfer
Agent with
a
certified
tax
identification
number,
the
Internal
Revenue
Code
requires
that tax
be
withheld
from any
distribution
even if
the
shareholder
elects not
to have
tax
withheld.
The Fund,
the
Manager,
the
Distributor,
and the
Transfer
Agent
assume no
responsibility
to
determine
whether a
distribution
satisfies
the
conditions
of
applicable
tax laws
and will
not be
responsible
for any
tax
penalties
assessed
in
connection
with a
distribution.
Special
Arrangements
for
Repurchase
of Shares
from
Dealers
and
Brokers.
The
Distributor
is the
Fund's
agent to
repurchase
its shares
from
authorized
dealers or
brokers on
behalf of
their
customers.
Shareholders
should
contact
their
broker or
dealer to
arrange
this type
of
redemption.
The
repurchase
price per
share will
be the net
asset
value next
computed
after the
Distributor
receives
an order
placed by
the dealer
or broker.
However,
if the
Distributor
receives a
repurchase
order from
a dealer
or broker
after the
close of
the
Exchange
on a
regular
business
day, it
will be
processed
at that
day's net
asset
value if
the order
was
received
by the
dealer or
broker
from its
customers
prior to
the time
the
Exchange
closes.
Normally,
the
Exchange
closes at
4:00 P.M.,
but may do
so earlier
on some
days.
Additionally,
the order
must have
been
transmitted
to and
received
by the
Distributor
prior to
its close
of
business
that day
(normally
5:00
P.M.).

Ordinarily,
for
accounts
redeemed
by a
broker-dealer
under this
procedure,
payment
will be
made
within
three
business
days after
the shares
have been
redeemed
upon the
Distributor's
receipt of
the
required
redemption
documents
in proper
form. The
signature(s)
of the
registered
owners on
the
redemption
documents
must be
guaranteed
as
described
in the
Prospectus.

Automatic
Withdrawal
and
Exchange
Plans.
Investors
owning
shares of
the Fund
valued at
$5,000 or
more can
authorize
the
Transfer
Agent to
redeem
shares
(having a
value of
at least
$50)
automatically
on a
monthly,
quarterly,
semi-annual
or annual
basis
under an
Automatic
Withdrawal
Plan.
Shares
will be
redeemed
three
business
days prior
to the
date
requested
by the
shareholder
for
receipt of
the
payment.
Automatic
withdrawals
of up to
$1,500 per
month may
be
requested
by
telephone
if
payments
are to be
made by
check
payable to
all
shareholders
of record.
Payments
must also
be sent to
the
address of
record for
the
account
and the
address
must not
have been
changed
within the
prior 30
days.
Required
minimum
distributions
from
OppenheimerFunds-sponsored
retirement
plans may
not be
arranged
on this
basis.

Payments
are
normally
made by
check, but
shareholders
having
AccountLink
privileges
(see "How
To Buy
Shares")
may
arrange to
have
Automatic
Withdrawal
Plan
payments
transferred
to the
bank
account
designated
on the
account
application
or by
signature-guaranteed
instructions
sent to
the
Transfer
Agent.
Shares are
normally
redeemed
pursuant
to an
Automatic
Withdrawal
Plan three
business
days
before the
payment
transmittal
date you
select in
the
account
application.
If a
contingent
deferred
sales
charge
applies to
the
redemption,
the amount
of the
check or
payment
will be
reduced
accordingly.

      The
Fund
cannot
guarantee
receipt of
a payment
on the
date
requested.
The Fund
reserves
the right
to amend,
suspend or
discontinue
offering
these
plans at
any time
without
prior
notice.
Because of
the sales
charge
assessed
on Class A
share
purchases,
shareholders
should not
make
regular
additional
Class A
share
purchases
while
participating
in an
Automatic
Withdrawal
Plan.
Class B,
Class C
and Class
N
shareholders
should not
establish
automatic
withdrawal
plans,
because of
the
potential
imposition
of the
contingent
deferred
sales
charge on
such
withdrawals
(except
where the
Class B,
Class C or
Class N
contingent
deferred
sales
charge is
waived as
described
in
Appendix C
to this
Statement
of
Additional
Information).

      By
requesting
an
Automatic
Withdrawal
or
Exchange
Plan, the
shareholder
agrees to
the terms
and
conditions
that apply
to such
plans, as
stated
below.
These
provisions
may be
amended
from time
to time by
the Fund
and/or the
Distributor.
When
adopted,
any
amendments
will
automatically
apply to
existing
Plans.
|X|
Automatic
Exchange
Plans.
Shareholders
can
authorize
the
Transfer
Agent to
exchange a
pre-determined
amount of
shares of
the Fund
for shares
(of the
same
class) of
other
Oppenheimer
funds
automatically
on a
monthly,
quarterly,
semi-annual
or annual
basis
under an
Automatic
Exchange
Plan. The
minimum
amount
that may
be
exchanged
to each
other fund
account is
$50.
Instructions
should be
provided
on the
OppenheimerFunds
Application
or
signature-guaranteed
instructions.
Exchanges
made under
these
plans are
subject to
the
restrictions
that apply
to
exchanges
as set
forth in
"How to
Exchange
Shares" in
the
Prospectus
and below
in this
Statement
of
Additional
Information.

|X|
Automatic
Withdrawal
Plans.
Fund
shares
will be
redeemed
as
necessary
to meet
withdrawal
payments.
Shares
acquired
without a
sales
charge
will be
redeemed
first.
Shares
acquired
with
reinvested
dividends
and
capital
gains
distributions
will be
redeemed
next,
followed
by shares
acquired
with a
sales
charge, to
the extent
necessary
to make
withdrawal
payments.
Depending
upon the
amount
withdrawn,
the
investor's
principal
may be
depleted.
Payments
made under
these
plans
should not
be
considered
as a yield
or income
on your
investment.

      The
Transfer
Agent will
administer
the
investor's
Automatic
Withdrawal
Plan as
agent for
the
shareholder(s)
(the
"Planholder")
who
executed
the plan
authorization
and
application
submitted
to the
Transfer
Agent.
Neither
the Fund
nor the
Transfer
Agent
shall
incur any
liability
to the
Planholder
for any
action
taken or
not taken
by the
Transfer
Agent in
good faith
to
administer
the plan.
Share
certificates
will not
be issued
for shares
of the
Fund
purchased
for and
held under
the plan,
but the
Transfer
Agent will
credit all
such
shares to
the
account of
the
Planholder
on the
records of
the Fund.
Any share
certificates
held by a
Planholder
may be
surrendered
unendorsed
to the
Transfer
Agent with
the plan
application
so that
the shares
represented
by the
certificate
may be
held under
the plan.

      For
accounts
subject to
Automatic
Withdrawal
Plans,
distributions
of capital
gains must
be
reinvested
in shares
of the
Fund,
which will
be done at
net asset
value
without a
sales
charge.
Dividends
on shares
held in
the
account
may be
paid in
cash or
reinvested.

Shares
will be
redeemed
to make
withdrawal
payments
at the net
asset
value per
share
determined
on the
redemption
date.
Checks or
AccountLink
payments
representing
the
proceeds
of Plan
withdrawals
will
normally
be
transmitted
three
business
days prior
to the
date
selected
for
receipt of
the
payment,
according
to the
choice
specified
in writing
by the
Planholder.
Receipt of
payment on
the date
selected
cannot be
guaranteed.

      The
amount and
the
interval
of
disbursement
payments
and the
address to
which
checks are
to be
mailed or
AccountLink
payments
are to be
sent may
be changed
at any
time by
the
Planholder
by writing
to the
Transfer
Agent. The
Planholder
should
allow at
least two
weeks'
time after
mailing
such
notification
for the
requested
change to
be put in
effect.
The
Planholder
may, at
any time,
instruct
the
Transfer
Agent by
written
notice to
redeem
all, or
any part
of, the
shares
held under
the plan.
That
notice
must be in
proper
form in
accordance
with the
requirements
of the
then-current
Prospectus
of the
Fund. In
that case,
the
Transfer
Agent will
redeem the
number of
shares
requested
at the net
asset
value per
share in
effect and
will mail
a check
for the
proceeds
to the
Planholder.

      The
Planholder
may
terminate
a plan at
any time
by writing
to the
Transfer
Agent. The
Fund may
also give
directions
to the
Transfer
Agent to
terminate
a plan.
The
Transfer
Agent will
also
terminate
a plan
upon its
receipt of
evidence
satisfactory
to it that
the
Planholder
has died
or is
legally
incapacitated.
Upon
termination
of a plan
by the
Transfer
Agent or
the Fund,
shares
that have
not been
redeemed
will be
held in
uncertificated
form in
the name
of the
Planholder.
The
account
will
continue
as a
dividend-reinvestment,
uncertificated
account
unless and
until
proper
instructions
are
received
from the
Planholder,
his or her
executor
or
guardian,
or another
authorized
person.

      To
use Class
A shares
held under
the plan
as
collateral
for a
debt, the
Planholder
may
request
issuance
of a
portion of
the shares
in
certificated
form. Upon
written
request
from the
Planholder,
the
Transfer
Agent will
determine
the number
of shares
for which
a
certificate
may be
issued
without
causing
the
withdrawal
checks to
stop.
However,
should
such
uncertificated
shares
become
exhausted,
Plan
withdrawals
will
terminate.

      If
the
Transfer
Agent
ceases to
act as
transfer
agent for
the Fund,
the
Planholder
will be
deemed to
have
appointed
any
successor
transfer
agent to
act as
agent in
administering
the plan.

How to
Exchange
Shares

As stated
in the
Prospectus,
shares of
a
particular
class of
Oppenheimer
funds
having
more than
one class
of shares
may be
exchanged
only for
shares of
the same
class of
other
Oppenheimer
funds.
Shares of
Oppenheimer
funds that
have a
single
class
without a
class
designation
are deemed
"Class A"
shares for
this
purpose.
You can
obtain a
current
list
showing
which
funds
          -----------------------------------------------------------------------
offer
which
classes of
shares by
calling
the
Distributor. Centennial New York Tax Exempt Trust

o     All
      of
      the
      Oppenh
      funds
      curren
      offer
      Class
      A,
      B,    eimer
      C, N
      and   tly
      Y
      shares
      with
      the
      follow
      except

   The
   following
   funds
   only     ing
   offer    ions:
   Class A
   shares:
Centennial
America
Fund, L.P.
          -----------------------------------------------------------------------
   -----------------------------------------
Centennial   Centennial Tax Exempt Trust
California
Tax Exempt
Trust
   -----------------------------------------
   Centennial Government Trust               Oppenheimer Money Market Fund,
                                             Inc.
   Centennial Money Market Trust

   The following funds do not offer Class N shares:

   Oppenheimer AMT-Free Municipals           Oppenheimer Pennsylvania Municipal
                                             Fund
   Oppenheimer AMT-Free New York             Oppenheimer Rochester National
   Municipals                                Municipals
   Oppenheimer California Municipal Fund     Limited Term New York Municipal Fund
   Oppenheimer Limited Term Municipal        Oppenheimer Senior Floating Rate Fund
   Fund
   Oppenheimer New Jersey Municipal Fund     Rochester Fund Municipals

   The following funds do not offer Class Y shares:

   Oppenheimer AMT-Free Municipals          Oppenheimer Limited Term Municipal Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer Multiple Strategies Fund
   Oppenheimer California Municipal Fund    Oppenheimer New Jersey Municipal Fund
   Oppenheimer Capital Income Fund          Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer Cash Reserves                Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer Champion Income Fund         Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer Convertible Securities Fund  Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer Disciplined Allocation Fund  Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Developing Markets Fund      Oppenheimer Rochester National Municipals
   Oppenheimer Gold & Special Minerals Fund Oppenheimer Senior Floating Rate Fund
   Oppenheimer International Bond Fund      Oppenheimer Small Cap Value Fund
   Oppenheimer International Growth Fund    Oppenheimer Total Return Bond Fund
   Oppenheimer International Small Company  Limited Term New York Municipal Fund
   Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash
      Reserves or Oppenheimer Limited-Term Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital
      Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation
      Fund.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the
      Distributor of eligibility for this privilege at the time the shares of
      Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund until after the expiration of the warranty period
      (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund II until after the expiration of the warranty period
      (2/4/2011).

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

       Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.
      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B,
Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by
checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Fund are urged to consult their tax advisors with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

Excise Tax on Regulated Investment Companies. Under the Internal Revenue
Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and
98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.
However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number
-------
when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in
March of each year.

If the ordinary income dividends from the Fund are effectively connected with
                                               ---
the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors. KPMG LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services.  They also act as auditors for certain other funds advised by the
                         Manager and its affiliates.2

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Board of Trustees and Shareholders of
Oppenheimer Quest For Value Funds:

We have audited the accompanying statement of assets and liabilities including the statement of investments of Oppenheimer Quest Balanced Value Fund (one of the portfolios constituting the Oppenheimer Quest For Value Funds) including the statement of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 1999, were audited by other auditors whose report dated
November 19, 1999, expressed an unqualified opinion on this information.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Quest Balanced Value Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Denver, Colorado
November 21, 2003

STATEMENT OF INVESTMENTS  October 31, 2003
--------------------------------------------------------------------------------

                                                                      Market Value
                                                             Shares     See Note 1
----------------------------------------------------------------------------------
Common Stocks--69.4%
----------------------------------------------------------------------------------
Consumer Discretionary--17.4%
----------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--1.8%
Royal Caribbean Cruises Ltd.                              3,500,000  $ 103,985,000
----------------------------------------------------------------------------------
Media--9.6%
Clear Channel Communications, Inc.                        2,000,000     81,640,000
----------------------------------------------------------------------------------
General Motors Corp., Cl. H 1                            19,000,000    312,170,000
----------------------------------------------------------------------------------
Omnicom Group, Inc.                                       1,000,000     79,800,000
----------------------------------------------------------------------------------
Walt Disney Co. (The)                                     4,000,000     90,560,000
                                                                    --------------
                                                                       564,170,000

----------------------------------------------------------------------------------
Multiline Retail--4.2%
Dollar General Corp.                                      6,500,000    146,055,000
----------------------------------------------------------------------------------
Sears Roebuck & Co.                                       2,000,000    105,260,000
                                                                    --------------
                                                                       251,315,000

----------------------------------------------------------------------------------
Specialty Retail--1.8%
Office Depot, Inc. 1                                      7,245,800    108,179,794
----------------------------------------------------------------------------------
Consumer Staples--3.6%
----------------------------------------------------------------------------------
Household Products--2.2%
Procter & Gamble Corp. (The)                              1,300,000    127,777,000
----------------------------------------------------------------------------------
Tobacco--1.4%
Altria Group, Inc.                                        1,800,000     83,700,000
----------------------------------------------------------------------------------
Energy--0.8%
----------------------------------------------------------------------------------
Energy Equipment & Services--0.8%
Nabors Industries Ltd. 1                                  1,202,100     45,439,380
----------------------------------------------------------------------------------
Financials--19.7%
----------------------------------------------------------------------------------
Capital Markets--2.4%
Bank of New York Co., Inc. (The)                          4,500,000    140,355,000
----------------------------------------------------------------------------------
Commercial Banks--5.3%
Commerce Bancorp, Inc.                                    2,000,000     96,680,000
----------------------------------------------------------------------------------
Washington Mutual, Inc.                                   5,000,000    218,750,000
                                                                    --------------
                                                                       315,430,000

----------------------------------------------------------------------------------
Insurance--4.3%
American International Group, Inc.                        2,000,000    121,660,000
----------------------------------------------------------------------------------
UnumProvident Corp.                                       8,000,000    130,960,000
                                                                    --------------
                                                                       252,620,000

----------------------------------------------------------------------------------
Thrifts & Mortgage Finance--7.7%
Fannie Mae                                                1,500,000    107,535,000
----------------------------------------------------------------------------------
Freddie Mac                                               6,200,000    348,006,000
                                                                    --------------
                                                                       455,541,000

                   12 | OPPENHEIMER QUEST BALANCED VALUE FUND

                                                                      Market Value
                                                             Shares     See Note 1
----------------------------------------------------------------------------------
Health Care--9.3%
----------------------------------------------------------------------------------
Health Care Providers & Services--6.9%
Aetna, Inc.                                               2,000,000 $  114,820,000
----------------------------------------------------------------------------------
Anthem, Inc. 1                                            1,200,000     82,116,000
----------------------------------------------------------------------------------
McKesson Corp.                                            3,533,600    106,962,072
----------------------------------------------------------------------------------
Quest Diagnostics, Inc. 1                                 1,500,000    101,475,000
                                                                    --------------
                                                                       405,373,072

----------------------------------------------------------------------------------
Pharmaceuticals--2.4%
Pfizer, Inc.                                              2,500,000     79,000,000
----------------------------------------------------------------------------------
Sanofi-Synthelabo SA, ADR                                 2,000,000     61,800,000
                                                                    --------------
                                                                       140,800,000

----------------------------------------------------------------------------------
Industrials--1.9%
----------------------------------------------------------------------------------
Commercial Services & Supplies--0.2%
ChoicePoint, Inc. 1                                         148,173      5,191,982
----------------------------------------------------------------------------------
Waste Management, Inc.                                      195,500      5,067,360
                                                                    --------------
                                                                        10,259,342

----------------------------------------------------------------------------------
Industrial Conglomerates--1.7%
Tyco International Ltd.                                   5,000,000    104,400,000
----------------------------------------------------------------------------------
Information Technology--7.8%
----------------------------------------------------------------------------------
Communications Equipment--2.8%
Cisco Systems, Inc. 1                                     3,000,000     62,940,000
----------------------------------------------------------------------------------
JDS Uniphase Corp. 1                                     10,000,000     35,500,000
----------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR, A Shares                      4,000,000     67,960,000
                                                                    --------------
                                                                       166,400,000

----------------------------------------------------------------------------------
Computers & Peripherals--1.9%
Dell, Inc. 1                                              3,000,000    108,360,000
----------------------------------------------------------------------------------
Electronic Equipment & Instruments--1.3%
Flextronics International Ltd. 1                          5,500,000     77,000,000
----------------------------------------------------------------------------------
IT Services--1.8%
Electronic Data Systems Corp.                             5,000,000    107,250,000

----------------------------------------------------------------------------------
Materials--8.9%
----------------------------------------------------------------------------------
Metals & Mining--6.6%
Alcan, Inc.                                               3,000,000    119,790,000
----------------------------------------------------------------------------------
Inco Ltd. 1                                               4,000,000    132,800,000
----------------------------------------------------------------------------------
Nucor Corp.                                               2,500,000    137,075,000
                                                                    --------------
                                                                       389,665,000

----------------------------------------------------------------------------------
Paper & Forest Products--2.3%
International Paper Co.                                   3,500,000    137,725,000
                                                                    --------------
Total Common Stocks (Cost $3,534,191,850)                            4,095,744,588

                   13 | OPPENHEIMER QUEST BALANCED VALUE FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------
                                                                        Market Value
                                                                 Units    See Note 1
------------------------------------------------------------------------------------
Rights, Warrants and Certificates--0.0%
------------------------------------------------------------------------------------
Conseco, Inc. Wts., Exp. 9/10/08 1 (Cost $1,463,255)           292,651  $  2,238,780

                                                             Principal
                                                                Amount
------------------------------------------------------------------------------------
U.S. Government Obligations--12.7%
------------------------------------------------------------------------------------
U.S. Treasury Inflationary Index Bonds:
3.375%, 1/15/12-4/15/32 2                                 $148,875,000   182,316,756
3.875%, 4/15/29 2                                          150,000,000   213,370,184
------------------------------------------------------------------------------------
U.S. Treasury Nts., 3%, 11/30/03                           354,245,000   354,867,763
                                                                        ------------
Total U.S. Government Obligations (Cost $669,873,917)                    750,554,703

------------------------------------------------------------------------------------
Non-Convertible Corporate Bonds and Notes--13.7%
------------------------------------------------------------------------------------
American Express Co., 5.50% Nts., 9/12/06                   14,600,000    15,713,484
------------------------------------------------------------------------------------
AT&T Corp.:
7% Sr. Nts., 11/15/06                                       15,000,000    16,624,830
7.80% Sr. Nts., 11/15/11 3                                   3,000,000     3,405,978
------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35% Sr. Unsec.
Nts., 3/1/06                                                15,000,000    16,468,545
------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The), 6.25% Sr. Unsec.
Nts., 7/15/05                                               24,860,000    26,668,664
------------------------------------------------------------------------------------
Boeing Capital Corp., 6.50% Nts., 2/15/12                   10,000,000    10,967,110
------------------------------------------------------------------------------------
Cendant Corp., 6.875% Sr. Unsec. Nts., 8/15/06              15,100,000    16,605,863
------------------------------------------------------------------------------------
CIT Group, Inc.:
7.125% Sr. Nts., 10/15/04                                   12,175,000    12,796,363
7.75% Sr. Unsec. Unsub. Nts., 4/2/12                        15,000,000    17,533,710
------------------------------------------------------------------------------------
Citigroup, Inc., 6% Nts., 2/21/12                           15,000,000    16,344,675
------------------------------------------------------------------------------------
Conseco Financing Trust II, Escrow Shares,
11/15/26 1,4,5                                              51,155,000            --
------------------------------------------------------------------------------------
Conseco Financing Trust III, Escrow Shares, 4/1/27 1,4,5    41,990,000            --
------------------------------------------------------------------------------------
Conseco, Inc., Escrow Shares, 6/15/07 1,4,5                  8,000,000            --
------------------------------------------------------------------------------------
DaimlerChrysler NA Holding Corp., 3.40% Nts.,
Series D, 12/15/04                                          19,480,000    19,605,003
------------------------------------------------------------------------------------
Ford Motor Co., 7.45% Bonds, 7/16/31                         7,610,000     6,854,730
------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.125% Unsec. Nts., 1/9/06           20,060,000    20,757,245
------------------------------------------------------------------------------------
General Dynamics Corp., 2.125% Nts., 5/15/06                 6,815,000     6,754,762
------------------------------------------------------------------------------------
General Electric Capital Corp.:
5.35% Nts., Series A, 3/30/06                               24,340,000    25,983,364
6% Nts., 6/15/12                                            19,700,000    21,235,221
------------------------------------------------------------------------------------
General Mills, Inc., 2.625% Unsec. Unsub. Nts., 10/24/06    38,940,000    38,664,655
------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75% Nts., 1/15/06        33,775,000    36,029,414
------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec.
Nts., 9/1/12                                                25,000,000    26,178,425
------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., 7.857% Nts., 8/15/11            15,000,000    12,900,000
------------------------------------------------------------------------------------
Household Finance Corp., 7% Nts., 5/15/12                   20,000,000    22,750,600
------------------------------------------------------------------------------------
International Lease Finance Corp., 5.54% Nts.,
Series M, 3/21/05                                            9,725,000    10,153,873
------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.25% Nts., 5/30/07                24,340,000    26,014,203
------------------------------------------------------------------------------------
John Deere Capital Corp., 3.125% Sr. Nts.,
Series D, 12/15/05                                          19,480,000    19,908,404
------------------------------------------------------------------------------------
Kraft Foods, Inc., 4.625% Nts., 11/1/06                     17,515,000    18,268,443
------------------------------------------------------------------------------------
News America Holdings, Inc., 9.25% Sr. Debs., 2/1/13         8,500,000    10,964,065

                   14 | OPPENHEIMER QUEST BALANCED VALUE FUND

                                                          Principal     Market Value
                                                             Amount       See Note 1
------------------------------------------------------------------------------------
Non-Convertible Corporate Bonds and Notes Continued
------------------------------------------------------------------------------------
Raytheon Co., 8.20% Sr. Unsec. Nts., 3/1/06             $24,330,000   $   27,214,930
------------------------------------------------------------------------------------
Safeway, Inc., 7.25% Nts., 9/15/04                       15,842,000       16,570,938
------------------------------------------------------------------------------------
SBC Communications, Inc., 5.75% Sr. Nts., 5/2/06         10,480,000       11,285,147
------------------------------------------------------------------------------------
Sprint Capital Corp., 8.375% Nts., 3/15/12               42,100,000       48,144,255
------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
5% Sr. Nts., 7/1/07                                      32,275,000       30,177,125
6.50% Sr. Nts., 6/1/12                                   36,070,000       33,635,275
6.875% Sr. Nts., 11/15/31                                18,090,000       16,009,650
------------------------------------------------------------------------------------
Time Warner, Inc., 5.625% Sr. Unsec. Nts., 5/1/05        29,270,000       30,731,334
------------------------------------------------------------------------------------
Verizon Global Funding Corp.:
6.75% Sr. Unsec. Unsub. Nts., 12/1/05                    24,350,000       26,525,794
7.375% Sr. Nts., 9/1/12                                  15,000,000       17,236,500
------------------------------------------------------------------------------------
Walt Disney Co. (The), 7.30% Nts., 2/8/05                24,340,000       25,958,707
------------------------------------------------------------------------------------
Waste Management, Inc., 6.50% Sr. Unsub. Nts., 11/15/08   8,740,000        9,677,767
------------------------------------------------------------------------------------
Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts., 3/15/05      37,500,000       39,084,787
                                                                      --------------
Total Non-Convertible Corporate Bonds and Notes (Cost $774,597,037)      808,403,838

------------------------------------------------------------------------------------
Short-Term Notes--2.6%
------------------------------------------------------------------------------------
American Express Credit Corp.:
1.02%, 11/12/03                                          47,000,000       46,985,352
1.03%, 11/5/03                                           20,000,000       19,997,711
------------------------------------------------------------------------------------
Canadian Imperial Holdings, Inc., 1.04%, 11/6/03         18,195,000       18,192,372
------------------------------------------------------------------------------------
Federal Home Loan Bank, 0.96%, 11/20/03                  30,000,000       29,984,800
------------------------------------------------------------------------------------
Student Loan Marketing Assn., 0.94%, 11/3/03             35,650,000       35,648,138
                                                                      --------------
Total Short-Term Notes (Cost $150,808,373)                               150,808,373

------------------------------------------------------------------------------------
Total Investments, at Value (Cost $5,130,934,432)              98.4%   5,807,750,282
------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                 1.6       93,885,290
                                                        ----------------------------
Net Assets                                                    100.0%  $5,901,635,572
                                                        ============================

Footnotes to Statement of Investments

1. Non-income producing security.
2. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.
3. Represents the current interest rate for a variable or increasing rate security.
4. Received as the result of issuer reorganization. Currently has minimal market value.
5. Identifies issues considered to be illiquid. See Note 5 of Notes to Financial
   Statements.

See accompanying Notes to Financial Statements.

                   15 | OPPENHEIMER QUEST BALANCED VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES  October 31, 2003
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------
Investments, at value (cost $5,130,934,432)--see
  accompanying statement                                            $5,807,750,282
-----------------------------------------------------------------------------------
Cash                                                                     1,307,949
-----------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                        90,238,657
Interest and dividends                                                  23,358,400
Shares of beneficial interest sold                                      14,261,854
Other                                                                      104,336
                                                                    ---------------
Total assets                                                         5,937,021,478

-----------------------------------------------------------------------------------
Liabilities
-----------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                   24,621,062
Shares of beneficial interest redeemed                                   6,903,966
Transfer and shareholder servicing agent fees                            1,225,764
Distribution and service plan fees                                       1,188,293
Shareholder reports                                                        728,037
Trustees' compensation                                                     407,969
Other                                                                      310,815
                                                                    ---------------
Total liabilities                                                       35,385,906

-----------------------------------------------------------------------------------
Net Assets                                                          $5,901,635,572
                                                                    ===============

-----------------------------------------------------------------------------------
Composition of Net Assets
-----------------------------------------------------------------------------------
Par value of shares of beneficial interest                          $    3,774,324
-----------------------------------------------------------------------------------
Additional paid-in capital                                           6,277,851,105
-----------------------------------------------------------------------------------
Undistributed net investment income                                      1,979,679
-----------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions            (1,058,785,386)
-----------------------------------------------------------------------------------
Net unrealized appreciation on investments                             676,815,850
                                                                    ---------------
Net Assets                                                          $5,901,635,572
                                                                    ===============

                   16 | OPPENHEIMER QUEST BALANCED VALUE FUND

--------------------------------------------------------------------------------
Net Asset Value Per Share
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,287,707,247 and 145,847,037 shares of beneficial interest
outstanding)                                                              $15.69
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                               $16.65
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,306,365,999 and 147,778,425 shares of beneficial interest
outstanding)                                                              $15.61
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $982,287,767 and 62,956,546 shares of beneficial interest
outstanding)                                                              $15.60
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $142,865,647 and 9,169,870 shares of beneficial interest
outstanding)                                                              $15.58
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $182,408,912 and 11,680,560 shares of beneficial
interest outstanding)                                                     $15.62

See accompanying Notes to Financial Statements.

                   17 | OPPENHEIMER QUEST BALANCED VALUE FUND
STATEMENT OF OPERATIONS  For the Year Ended October 31, 2003
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------
Interest                                                            $   70,475,132
-----------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $538,961)                56,809,656
                                                                    ---------------
Total investment income                                                127,284,788

-----------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------
Management fees                                                         40,756,593
-----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  4,999,025
Class B                                                                 19,837,175
Class C                                                                  8,346,004
Class N                                                                    561,294
-----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  5,189,642
Class B                                                                  6,010,482
Class C                                                                  1,948,344
Class N                                                                    434,495
Class Y                                                                    285,521
-----------------------------------------------------------------------------------
Shareholder reports                                                      1,155,446
-----------------------------------------------------------------------------------
Trustees' compensation                                                     159,875
-----------------------------------------------------------------------------------
Custodian fees and expenses                                                 61,257
-----------------------------------------------------------------------------------
Other                                                                      254,826
                                                                    ---------------
Total expenses                                                          89,999,979
Less reduction to custodian expenses                                        (3,503)
Less voluntary waiver of transfer and shareholder servicing agent
  fees--Class A                                                            (22,011)
Less voluntary waiver of transfer and shareholder servicing agent
  fees--Class B                                                            (31,324)
Less voluntary waiver of transfer and shareholder servicing agent
  fees--Class C                                                             (6,073)
Less voluntary waiver of transfer and shareholder servicing agent
  fees--Class N                                                            (44,353)
                                                                    ---------------
Net expenses                                                            89,892,715

-----------------------------------------------------------------------------------
Net Investment Income                                                   37,392,073

-----------------------------------------------------------------------------------
Realized and Unrealized Gain
-----------------------------------------------------------------------------------
Net realized gain on investments                                        76,105,001
-----------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 1,233,709,607

-----------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                $1,347,206,681
                                                                    ===============

See accompanying Notes to Financial Statements.

                   18 | OPPENHEIMER QUEST BALANCED VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

Year Ended October 31,                                          2003            2002
--------------------------------------------------------------------------------------
Operations
--------------------------------------------------------------------------------------
Net investment income                                 $   37,392,073   $   43,478,870
--------------------------------------------------------------------------------------
Net realized gain (loss)                                  76,105,001   (1,100,608,969)
--------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)   1,233,709,607     (320,675,076)
                                                      --------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      1,347,206,681   (1,377,805,175)

--------------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
--------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                  (18,094,923)     (35,137,431)
Class B                                                   (8,058,436)     (19,021,719)
Class C                                                   (3,846,362)      (8,785,498)
Class N                                                     (766,994)      (1,253,866)
Class Y                                                   (1,843,901)      (3,511,298)
--------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                           --      (51,374,614)
Class B                                                           --      (54,075,958)
Class C                                                           --      (22,607,352)
Class N                                                           --       (1,111,533)
Class Y                                                           --       (3,693,332)

--------------------------------------------------------------------------------------
Beneficial Interest Transactions
--------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                  116,535,156      504,567,658
Class B                                                   24,803,540      554,626,572
Class C                                                     (900,239)     292,955,277
Class N                                                   27,405,091       90,711,420
Class Y                                                   25,736,832       23,910,940

--------------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------------
Total increase (decrease)                              1,508,176,445     (111,605,909)
--------------------------------------------------------------------------------------
Beginning of period                                    4,393,459,127    4,505,065,036
                                                      --------------------------------
End of period [including undistributed
(overdistributed) net investment income of
$1,979,679 and $(2,801,778), respectively]            $5,901,635,572   $4,393,459,127
                                                      ================================

See accompanying Notes to Financial Statements.

                   19 | OPPENHEIMER QUEST BALANCED VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Class A      Year Ended October 31,              2003             2002             2001         2000         1999
-------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $12.02           $16.09           $16.66       $16.41       $15.50
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .16              .17              .46          .36          .21
Net realized and unrealized gain (loss)         3.64            (3.53)            (.20)         .55         2.88
                                              ---------------------------------------------------------------------
Total from investment operations                3.80            (3.36)             .26          .91         3.09
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income            (.13)            (.27)            (.53)        (.28)        (.26)
Distributions from net realized gain              --             (.44)            (.30)        (.38)       (1.92)
                                              ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (.13)            (.71)            (.83)        (.66)       (2.18)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $15.69           $12.02           $16.09       $16.66       $16.41
                                              =====================================================================

-------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1             31.87%          (21.88)%           1.64%        5.78%       21.48%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)  $2,287,707       $1,667,143       $1,763,404   $1,027,560     $899,084
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $1,902,499       $1,960,568       $1,353,860   $1,020,483     $454,409
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                           1.60%            1.20%            2.61%        2.24%        1.81%
Total expenses                                  1.38% 3,4        1.51% 3,4        1.47% 3      1.45% 3      1.51% 3
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           92%             108%              88%         105%          58%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

                   20 | OPPENHEIMER QUEST BALANCED VALUE FUND

Class B      Year Ended October 31,              2003             2002             2001        2000         1999
-----------------------------------------------------------------------------------------------------------------
Per Share Operating Data
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $11.98           $16.00           $16.52      $16.28       $15.40
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .06              .07              .35         .25          .14
Net realized and unrealized gain (loss)         3.63            (3.52)            (.19)        .55         2.84
                                              -------------------------------------------------------------------
Total from investment operations                3.69            (3.45)             .16         .80         2.98
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income            (.06)            (.13)            (.38)       (.18)        (.18)
Distributions from net realized gain              --             (.44)            (.30)       (.38)       (1.92)
                                              -------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (.06)            (.57)            (.68)       (.56)       (2.10)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $15.61           $11.98           $16.00      $16.52       $16.28
                                              ===================================================================

-----------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1             30.89%          (22.38)%           1.03%       5.10%       20.84%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)  $2,306,366       $1,759,167       $1,836,130    $925,476     $801,485
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $1,985,215       $2,068,300       $1,307,367    $873,470     $355,797
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                           0.84%            0.56%            2.00%       1.64%        1.21%
Total expenses                                  2.15% 3,4        2.15% 3,4        2.07% 3     2.06% 3      2.10% 3
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           92%             108%              88%        105%          58%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

                   21 | OPPENHEIMER QUEST BALANCED VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------
Class C      Year Ended October 31,              2003           2002           2001         2000         1999
---------------------------------------------------------------------------------------------------------------
Per Share Operating Data
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $11.97         $16.00         $16.51       $16.27       $15.40
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .07            .07            .34          .25          .15
Net realized and unrealized gain (loss)         3.62          (3.52)          (.18)         .55         2.83
                                              -----------------------------------------------------------------
Total from investment operations                3.69          (3.45)           .16          .80         2.98
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income            (.06)          (.14)          (.37)        (.18)        (.19)
Distributions from net realized gain              --           (.44)          (.30)        (.38)       (1.92)
                                              -----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (.06)          (.58)          (.67)        (.56)       (2.11)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $15.60         $11.97         $16.00       $16.51       $16.27
                                              =================================================================

---------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1             30.99%        (22.40)%         1.05%        5.10%       20.80%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $982,288       $763,338       $751,229     $341,824     $313,506
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $835,198       $903,426       $502,037     $336,336     $139,356
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                           0.92%          0.58%          2.00%        1.64%        1.21%
Total expenses                                  2.08% 3,4      2.13% 3,4      2.07% 3      2.06% 3      2.10% 3
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           92%           108%            88%         105%          58%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

                   22 | OPPENHEIMER QUEST BALANCED VALUE FUND

Class N       Year Ended October 31,                         2003      2002         2001 1
-----------------------------------------------------------------------------------------
Per Share Operating Data
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                      $11.94    $16.05      $ 16.84
-----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .11       .20          .22
Net realized and unrealized gain (loss)                     3.63     (3.56)        (.83)
                                                          -------------------------------
Total from investment operations                            3.74     (3.36)        (.61)
-----------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.10)     (.31)        (.18)
Distributions from net realized gain                          --      (.44)          --
                                                          -------------------------------
Total dividends and/or distributions to shareholders        (.10)     (.75)        (.18)
-----------------------------------------------------------------------------------------
Net asset value, end of period                            $15.58    $11.94       $16.05
                                                          ===============================

-----------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                         31.50%   (21.99)%      (3.71)%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $142,866   $85,744      $19,649
-----------------------------------------------------------------------------------------
Average net assets (in thousands)                       $112,416   $70,477      $ 4,977
-----------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       1.23%     1.07%        2.75%
Total expenses                                              1.74%     1.67%        1.58%
Expenses after expense reimbursement or fee waiver
and reduction to custodian expenses                         1.70%      N/A 4,5      N/A 4
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                       92%      108%          88%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

                   23 | OPPENHEIMER QUEST BALANCED VALUE FUND
FINANCIAL HIGHLIGHTS  Continued
----------------------------------------------------------------------

Class  Y      Year Ended October 31,                        2003         2002           2001     2000 1
----------------------------------------------------------------------------------------------------------
Per Share Operating Data
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $11.96       $16.05         $16.67     $15.65
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .20          .25            .74        .15
Net realized and unrealized gain (loss)                     3.64        (3.52)          (.40)       .99
                                                          ------------------------------------------------
Total from investment operations                            3.84        (3.27)           .34       1.14
----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.18)        (.38)          (.66)      (.12)
Distributions from net realized gain                          --         (.44)          (.30)        --
                                                          ------------------------------------------------
Total dividends and/or distributions to shareholders        (.18)        (.82)          (.96)      (.12)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $15.62       $11.96         $16.05     $16.67
                                                          ================================================

----------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                         32.40%      (21.48)%         2.14%      7.32%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $182,409     $118,068       $134,654       $144
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $145,793     $137,322       $ 77,394       $ 32
----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       1.89%        1.75%          2.97%      2.46%
Total expenses                                              1.05% 4      0.96% 4,5      1.00% 4    0.98% 4
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       92%         108%            88%       105%

1. For the period from May 1, 2000 (inception of offering) to October 31, 2000.

2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

                   24 | OPPENHEIMER QUEST BALANCED VALUE FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Quest Balanced Value Fund (the Fund), a series of Oppenheimer Quest
For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a combination of growth of capital and investment income. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has
entered into a sub-advisory agreement with OpCap Advisors.

   The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class
A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
Retirement plans that offer Class N shares may impose charges on those accounts.
Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

   The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities)
for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of
Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
Foreign Currency Translation. The Fund's accounting records are maintained in
U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

                   25 | OPPENHEIMER QUEST BALANCED VALUE FUND
NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued

   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                            Net Unrealized
                                                              Appreciation
                                                          Based on Cost of
                                                            Securities and
       Undistributed   Undistributed       Accumulated   Other Investments
       Net Investment      Long-Term              Loss  for Federal Income
       Income                   Gain  Carryforward 1,2        Tax Purposes
       --------------------------------------------------------------------
       $2,376,279                $--    $1,058,785,382        $676,815,850

1. As of October 31, 2003, the Fund had $1,058,785,382 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 31, 2003, details of the capital loss carryforward were as follows:

                              Expiring
                              ----------------------
                              2010    $1,058,785,382

2. During the fiscal year October 31, 2003, the Fund utilized $28,726,716 of capital loss carryforward to offset capital gains realized in that fiscal year.
During the fiscal year October 31, 2002, the Fund did not utilize any capital loss carryforwards.

The tax character of distributions paid during the years ended October 31, 2003 and October 31, 2002 was as follows:

                                           Year Ended        Year Ended
                                     October 31, 2003  October 31, 2002
                 ------------------------------------------------------
                 Distributions paid from:
                 Ordinary income          $32,610,616      $ 91,935,261
                 Long-term capital gain            --       108,637,340
                                          -----------------------------
                 Total                    $32,610,616      $200,572,601
                                          =============================

                   26 | OPPENHEIMER QUEST BALANCED VALUE FUND
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities
                 and other investments          $5,130,934,432
                                                ===============

                 Gross unrealized appreciation  $  728,635,255
                 Gross unrealized depreciation     (51,819,405)
                                                ---------------
                 Net unrealized appreciation    $  676,815,850
                                                ===============

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the
Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October
31, 2003, the Fund's projected benefit obligations were increased by $49,320 and payments of $8,643 were made to retired trustees, resulting in an accumulated liability of $396,593 as of October 31, 2003.
   The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

                   27 | OPPENHEIMER QUEST BALANCED VALUE FUND
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          Year Ended October 31, 2003    Year Ended October 31, 2002
                                Shares         Amount         Shares          Amount
-------------------------------------------------------------------------------------
Class A
Sold                        44,599,273   $625,350,191     76,270,446  $1,136,914,035
Dividends and/or
distributions reinvested     1,211,270     15,682,192      4,844,872      74,947,527
Redeemed                   (38,714,556)  (524,497,227)   (51,991,218)   (707,293,904)
                           ----------------------------------------------------------
Net increase                 7,095,987   $116,535,156     29,124,100  $  504,567,658
                           ==========================================================

-------------------------------------------------------------------------------------
Class B
Sold                        26,928,476   $374,945,073     69,354,980  $1,043,042,694
Dividends and/or
distributions reinvested       526,821      6,544,923      3,838,605      59,980,758
Redeemed                   (26,540,590)  (356,686,456)   (41,078,794)   (548,396,880)
                           ----------------------------------------------------------
Net increase                   914,707   $ 24,803,540     32,114,791  $  554,626,572
                           ==========================================================

-------------------------------------------------------------------------------------
Class C
Sold                        13,717,232   $193,481,707     35,498,231  $  536,176,064
Dividends and/or
distributions reinvested       237,055      2,946,014      1,571,290      24,519,188
Redeemed                   (14,751,471)  (197,327,960)   (20,268,479)   (267,739,975)
                           ----------------------------------------------------------
Net increase (decrease)       (797,184)  $   (900,239)    16,801,042  $  292,955,277
                           ==========================================================

                   28 | OPPENHEIMER QUEST BALANCED VALUE FUND
                          Year Ended October 31, 2003    Year Ended October 31, 2002
                                Shares         Amount         Shares          Amount
-------------------------------------------------------------------------------------
Class N
Sold                         4,959,184   $ 68,509,566      8,276,594   $ 121,525,612
Dividends and/or
distributions reinvested        59,656        756,892        156,819       2,362,733
Redeemed                    (3,028,836)   (41,861,367)    (2,477,684)    (33,176,925)
                           ----------------------------------------------------------
Net increase                 1,990,004   $ 27,405,091      5,955,729   $  90,711,420
                           ==========================================================

-------------------------------------------------------------------------------------
Class Y
Sold                         3,864,165   $ 53,749,796      4,615,777   $  65,893,788
Dividends and/or
distributions reinvested       141,014      1,843,889        470,717       7,204,577
Redeemed                    (2,193,394)   (29,856,853)    (3,607,330)    (49,187,425)
                           ----------------------------------------------------------
Net increase                 1,811,785   $ 25,736,832      1,479,164   $  23,910,940
                           ==========================================================

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other tha short-term obligations, for the year ended October 31, 2003, were $4,296,111,903 and $4,603,305,590, respectively.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. Effective June 15, 2003, the agreement provides for a fee at an annual rate of 0.85% of the first $1 billion of average annual net assets of the Fund, 0.81% of the next $2 billion, 0.76% of the next $1 billion, 0.71% of the next $1 billion, 0.65% of the next $1 billion and 0.60% of the average annual net assets in excess of $6 billion. Prior to
June 15, 2003, the management fee was 0.85% of the first $5 billion of average annual net assets of the Fund, 0.75% of the next $1 billion, 0.65% of the next
$1 billion and 0.60% of average annual net assets in excess of $7 billion.

--------------------------------------------------------------------------------
Sub-Advisor Fees. The Manager retains OpCap Advisors (the Sub-Advisor) to provide the day-to-day portfolio management of the Fund. For the year ended
October 31, 2003, the Manager paid $11,559,829 to the Sub-Advisor for its services to the Fund.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended October 31, 2003, the Fund paid
$13,609,246 to OFS for services to the Fund.
   Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The
Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

                   29 | OPPENHEIMER QUEST BALANCED VALUE FUND
NOTES TO FINANCIAL STATEMENTS  Continued
----------------------------------------------------------------------

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes.
This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                      Aggregate        Class A    Concessions    Concessions    Concessions    Concessions
                      Front-End      Front-End     on Class A     on Class B     on Class C     on Class N
                  Sales Charges  Sales Charges         Shares         Shares         Shares         Shares
                     on Class A    Retained by    Advanced by    Advanced by    Advanced by    Advanced by
Year Ended               Shares    Distributor  Distributor 1  Distributor 1  Distributor 1  Distributor 1
----------------------------------------------------------------------------------------------------------
October 31, 2003     $6,082,038     $1,693,081       $611,237     $8,142,875     $1,397,803       $475,836

1. The Distributor advances concession payments to dealers for certain sales of
Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                           Class A        Class B        Class C        Class N
                        Contingent     Contingent     Contingent     Contingent
                          Deferred       Deferred       Deferred       Deferred
                     Sales Charges  Sales Charges  Sales Charges  Sales Charges
                       Retained by    Retained by    Retained by    Retained by
Year Ended             Distributor    Distributor    Distributor    Distributor
-------------------------------------------------------------------------------
October 31, 2003           $38,817     $6,310,225       $216,014       $354,859

--------------------------------------------------------------------------------
Distribution and Service Plan for Class A Shares. The Fund has adopted a
Distribution and Service Plan for Class A shares. Under the plan the Fund paid an asset-based sales charge to the Distributor at an annual rate equal to 0.15%
of average annual net assets representing Class A shares purchased before
September 1, 1993 and 0.10% of average annual net assets representing Class A shares purchased on or before December 31, 2002. Beginning January 1, 2003, the
Board of Trustees set the annual rate at zero. The Fund also pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares.
For the year ended October 31, 2003, expense under the Class A plan totaled
$4,999,025, all of which were paid by the Distributor to recipients, which included $98,089 retained by the Distributor and $297,518 which was paid to an affiliate of the Manager.

--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

                   30 | OPPENHEIMER QUEST BALANCED VALUE FUND
Distribution fees paid to the Distributor for the year ended October 31, 2003, were as follows:

                                                                        Distributor's
                                                         Distributor's      Aggregate
                                                             Aggregate  Uncompensated
                                                         Uncompensated  Expenses as %
                        Total Expenses  Amount Retained       Expenses  of Net Assets
                            Under Plan   by Distributor     Under Plan       of Class
-------------------------------------------------------------------------------------
Class B Plan               $19,837,175      $14,359,076    $71,404,659         3.10%
Class C Plan                 8,346,004        1,904,797     17,350,050         1.77
Class N Plan                   561,294          451,270      2,694,186         1.89

--------------------------------------------------------------------------------
5. Illiquid Securities
As of October 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of October
31, 2003 was zero.

--------------------------------------------------------------------------------
6. Borrowing and Lending Arrangements
The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at October 31, 2003.

                                     A-9
                                  Appendix A

                             RATINGS DEFINITIONS
                             -------------------

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality.
They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa"
securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.
Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation  rated "AAA" have the highest rating assigned by Standard &
Poor's.  The  obligor's  capacity  to meet  its  financial  commitment  on the obligation is extremely strong.
AA: An obligation  rated "AA" differ from the highest rated  obligations  only in small degree.  The obligor's  capacity to meet its financial  commitment on the obligation is very strong.

A: An  obligation  rated "A" are  somewhat  more  susceptible  to the  adverse effects of changes in circumstances  and economic  conditions than obligations in  higher-rated  categories.  However,  the  obligor's  capacity  to meet its financial commitment on the obligation is still strong.

BBB:  An  obligation  rated  "BBB"  exhibit  adequate  protection  parameters.
However,  adverse  economic  conditions  or  changing  circumstances  are more likely to lead to a weakened  capacity  of the  obligor to meet its  financial commitment on the obligation.

BB, B, CCC, CC, and C
An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation  rated "BB" are less  vulnerable  to  nonpayment  than other
speculative  issues.   However,  they  face  major  ongoing  uncertainties  or
exposure to adverse business,  financial,  or economic  conditions which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

B: An obligation  rated "B" are more vulnerable to nonpayment than obligations rated "BB",  but the obligor  currently has the capacity to meet its financial commitment  on  the  obligation.  Adverse  business,  financial,  or  economic conditions  will likely impair the obligor's  capacity or  willingness to meet its financial commitment on the obligation.

CCC: An obligation  rated "CCC" are currently  vulnerable to  nonpayment,  and are dependent upon favorable business,  financial, and economic conditions for the obligor to meet its financial  commitment on the obligation.  In the event of adverse business,  financial,  or economic  conditions,  the obligor is not likely  to  have  the  capacity  to  meet  its  financial  commitment  on  the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C:  Subordinated  debt or preferred stock  obligations rated "C" are currently highly  vulnerable  to  nonpayment.  The "C"  rating  may be  used to  cover a situation where a bankruptcy  petition has been filed or similar action taken, but  payments  on this  obligation  are  being  continued.  A "C" also will be assigned to a preferred  stock issue in arrears on  dividends  or sinking fund payments, but that is currently paying.

D: An obligation rated "D" are in payment default.  The "D" rating category is used when payments on an  obligation  are not made on the date due even if the applicable  grace period has not expired,  unless  Standard & Poor's  believes that such payments will be made during such grace period.  The "D" rating also will be used  upon the  filing of a  bankruptcy  petition  or the  taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o     Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                     A-7
                                     A-1

                                     B-1

                                  Appendix B

                           Industry Classifications

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                      Leisure Equipment & Products
Building Products                  Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor

                                     Equipment

Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

                                     C-12
                                  Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A shares2 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.3  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans4
         4) Group Retirement Plans5
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

 Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."6 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

II.

            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.

|-|

      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|   Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.7
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.8
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                        Funds
--------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions requested in writing by a Retirement Plan sponsor of Class
         C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class
         N shares of one or more Oppenheimer funds.
|_|   Distributions9 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.10
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.11
         9) On account of the participant's separation from service.12
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.        Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds. To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest
   International Value Fund, Inc.

   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders. Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.         Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.       Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer

                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.C-13
|_|

Oppenheimer Quest Balanced Value FundSM

Internet Website
      www.oppenheimerfunds.com
      ------------------------

Investment Advisor

      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Sub-Advisor
      OpCap Advisors
      1345 Avenue of the Americas, 49th Floor
      New York, New York 10105-4800

Distributor

      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services

      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP(225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Auditors
      KPMG LLP

      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel

      Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019
1234
PX0257.1203

--------

1 In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

2 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
3 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
4 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
5 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
6 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
7 This provision does not apply to IRAs.
8 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
9 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
10 This provision does not apply to IRAs.
11 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
12 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                      OPPENHEIMER QUEST FOR VALUE FUNDS

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23.  Exhibits
------------------

(a)   (i)   Declaration  of  Trust  dated  3/13/87:   Previously   filed  with
            Registrant's   Post-Effective   Amendment  No.  33,  6/23/95,  and
            refiled  with  Registrant's   Post-Effective   Amendment  No.  36,
            2/9/96,  pursuant to Item 102 of Regulation S-T, and  incorporated herein by reference.

      Amendment No. 1 to Declaration of Trust dated 4/11/88:  Previously filed on 4/14/88, and incorporated herein by reference.

      Amendment No. 2 to Declaration of Trust dated 4/18/88:  Previously filed on 4/20/88, and incorporated herein by reference.

      Amendment to Declaration of Trust dated 10/19/88:  Previously filed with
            Registrant's   Post-Effective   Amendment  No.  36,  2/9/96,   and
            incorporated herein by reference.

      Amendment to Declaration of Trust dated 9/12/95:  Previously  filed with
            Registrant's   Post-Effective   Amendment  No.  36,  2/9/96,   and
            incorporated herein by reference.

      Amendment to Declaration of Trust dated 11/22/95:  Previously filed with
            Registrant's   Post-Effective   Amendment  No.  36,  2/9/96,   and
            incorporated herein by reference.

      Amendment to Declaration of Trust dated 10/16/96:  Previously filed with
            Registrant's   Post-Effective  Amendment  No.  37,  10/16/96,  and
            incorporated herein by reference.

      Amendment to Declaration of Trust dated 4/30/98:  Previously  filed with
            Registrant's   Post-Effective  Amendment  No.  43,  12/21/98,  and
            incorporated herein by reference.

      Form of  Amendment  to  Declaration  of Trust dated  3/2/00:  Previously filed with Registrant's  Post-Effective Amendment No. 46, 2/28/00, and incorporated herein by reference.

(b)   (i)   By-Laws  of  the  Fund:   Previously   filed   with   Registrant's
            Post-Effective   Amendment  No.  33,  6/23/95,  and  refiled  with
            Post-Effective  Amendment No. 36, 2/9/96,  pursuant to Item 102 of
            Regulation S-T, and incorporated herein by reference.

      Amendment  No.  1  to  By-Laws  dated  2/4/97:   Previously  filed  with
            Registrant's   Post-Effective  Amendment  No.  41,  11/21/97,  and
            incorporated herein by reference.

      Amendment  No.  2  to  By-Laws  dated  7/22/98:  Previously  filed  with
            Registrant's   Post-Effective  Amendment  No.  43,  12/21/98,  and
            incorporated herein by reference.

(c)   (i)   Specimen Class A Share  Certificate  for  Oppenheimer  Quest Small
            Cap Value Fund  ("Small Cap Value  Fund"):  Previously  filed with
            Registrant's   Post-Effective  Amendment  No.  37,  10/16/96,  and
            incorporated herein by reference.

Specimen  Class B Share  Certificate  for  Small Cap  Value  Fund:  Previously
      filed with Registrant's  Post-Effective  Amendment No. 37, 10/16/96, and

            incorporated herein by reference.

      Specimen   Class  C  Share   Certificate   for  Small  Cap  Value  Fund:
            Previously filed with  Registrant's  Post-Effective  Amendment No.
            37, 10/16/96, and incorporated herein by reference.

         Specimen  Class  N  Share  Certificate  for  Small  Cap  Value  Fund:
            Previously filed with  Registrant's  Post-Effective  Amendment No.
            48, 12/06/00, and incorporated herein by reference.

(v)   Specimen Class A Share  Certificate for Oppenheimer Quest Balanced Value
            Fund ("Balanced Value Fund"):  Previously filed with  Registrant's
            Post-Effective   Amendment  No.  41,  11/21/97,  and  incorporated
            herein by reference.

(vi)  Specimen Class B Share  Certificate for Balanced Value Fund:  Previously
            filed  with   Registrant's   Post-Effective   Amendment   No.  41,
            11/21/97, and incorporated herein by reference.

(vii) Specimen Class C Share  Certificate for Balanced Value Fund:  Previously
            filed  with   Registrant's   Post-Effective   Amendment   No.  41,
            11/21/97, and incorporated herein by reference.

(viii)      Specimen  Class N  Share  Certificate  for  Balanced  Value  Fund:
            Previously filed with  Registrant's  Post-Effective  Amendment No.
            48, 12/06/00, and incorporated herein by reference.

(ix)  Specimen Class Y Share  Certificate for Balanced Value Fund:  Previously
            filed  with   Post-Effective   Amendment  No.  46,  2/28/00,   and
            incorporated herein by reference.

(x)   Specimen Class A Share  Certificate  for Oppenheimer  Quest  Opportunity
            Value  Fund  ("Opportunity  Value  Fund"):  Previously  filed with
            Registrant's   Post-Effective  Amendment  No.  37,  10/16/96,  and
            incorporated herein by reference.

(xi)  Specimen  Class  B  Share   Certificate  for  Opportunity   Value  Fund:
            Previously filed with  Registrant's  Post-Effective  Amendment No.
            37, 10/16/96, and incorporated herein by reference.

(xii) Specimen  Class  C  Share   Certificate  for  Opportunity   Value  Fund:
            Previously filed with  Registrant's  Post-Effective  Amendment No.
            37, 10/16/96, and incorporated herein by reference.

(xiii)      Specimen Class N Share  Certificate  for  Opportunity  Value Fund:
            Previously filed with  Registrant's  Post-Effective  Amendment No.
            48, 12/06/00, and incorporated herein by reference.

(xiv) Specimen  Class  Y  Share   Certificate  for  Opportunity   Value  Fund:
            Previously filed with  Registrant's  Post-Effective  Amendment No.
            37, 10/16/96, and incorporated herein by reference.

(d)   (i)   Investment  Advisory  Agreement  dated 5/27/97:  Previously  filed with Registrant's  Post-Effective  Amendment No. 41, 11/21/97, and
            incorporated herein by reference.

      Amendment to Investment  Advisory  Agreement dated 10/22/97:  Previously
            filed  with   Registrant's   Post-Effective   Amendment   No.  41,
            11/21/97, and incorporated herein by reference.

      Amendment  to  Investment  Advisory  Agreement  dated  03/01/02:   Filed
            herewith.

(iv)  Amendment  to  Investment  Advisory  Agreement  dated  06/15/03:   Filed
            herewith.

(v)   4th Amendment to Investment  Advisory  Agreement dated  01/01/04:  Filed herewith.

(vi)  Subadvisory  Agreement  with  respect  to Small  Cap  Value  Fund  dated
            3/10/00:   Previously  filed  with   Registrant's   Post-Effective
            Amendment No. 49, 2/09/01, and incorporated herein by reference.

      Subadvisory   Agreement  with  respect  to  Balanced  Value  Fund  dated
            3/10/00:   Previously  filed  with   Registrant's   Post-Effective
            Amendment No.49, 2/09/01, and incorporated herein by reference.

      Subadvisory  Agreement  with  respect  to  Opportunity  Value Fund dated
            3/10/00:   Previously  filed  with   Registrant's   Post-Effective
            Amendment No. 49, 2/09/01, and incorporated herein by reference.

(e)   (i)   General Distributor's  Agreement dated 11/22/95:  Previously filed with  Registrant's  Post-Effective  Amendment No. 36, 2/9/96,  and
            incorporated herein by reference.

(ii)  Form  of  Dealer  Agreement  of  OppenheimerFunds   Distributor,   Inc.:
            Previously  filed  with  Post-Effective  Amendment  No.  45 to the
            Registration  Statement of  Oppenheimer  High Yield Fund (Reg. No.
            2-62076), 10/26/01, and incorporated herein by reference.

      Form  of  Broker  Agreement  of  OppenheimerFunds   Distributor,   Inc.:
            Previously  filed  with  Post-Effective  Amendment  No.  45 to the
            Registration  Statement of  Oppenheimer  High Yield Fund (Reg. No.
            2-62076), 10/26/01, and incorporated herein by reference.

(iv)  Form  of  Agency  Agreement  of  OppenheimerFunds   Distributor,   Inc.:
            Previously  filed  with  Post-Effective  Amendment  No.  45 to the
            Registration  Statement of  Oppenheimer  High Yield Fund (Reg. No.
            2-62076), 10/26/01, and incorporated herein by reference.

(v)   Form of Trust Company Fund/SERV Purchase  Agreement of  OppenheimerFunds
            Distributor,  Inc.: Previously filed with Post-Effective Amendment
            No. 45 to the  Registration  Statement of  Oppenheimer  High Yield
            Fund (Reg. No.  2-62076),  10/26/01,  and  incorporated  herein by reference.

      Form of Trust Company Agency Agreement of OppenheimerFunds  Distributor,
            Inc.:  Previously  filed with  Post-Effective  Amendment No. 45 to the  Registration  Statement of Oppenheimer  High Yield Fund (Reg.
            No. 2-62076), 10/26/01, and incorporated herein by reference.

(f)   (i)   Amended and Restated  Retirement Plan for Non-Interested  Trustees
            or Directors dated 12/12/00:  Previously  filed with  Registrant's
            Post-Effective  Amendment No. 49, 2/09/01, and incorporated herein by reference.

(ii)  Form    of    Deferred     Compensation     Plan    for    Disinterested
            Trustees/Directors:    Previously   filed   with    Post-Effective
            Amendment  No. 43 to the  Registration  Statement  of  Oppenheimer
            Quest  For  Value  Funds  (Reg.  No.  33-15489),   12/21/98,   and
            incorporated herein by reference.

(g)   (i)   Global Custodial Services Agreement dated July 15, 2003, between
            Registrant and Citibank, N.A.: Previously filed with the
            Pre-Effective Amendment No. 1 to the Registration Statement of
            Oppenheimer International Large-Cap Core Trust (Reg. No.
            333-106014), 8/5/03, and incorporated herein by reference.

(ii)  Amended and Restated Foreign Custody Manager Agreement dated May 31,
            2001, as amended July 15, 2003, between Registrant and Citibank,
            N.A: Previously filed with the Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer International Large-Cap
            Core Trust (Reg. No. 333-106014), 8/5/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion  and Consent of Counsel  dated  7/12/91:  Previously  filed with
Registrant's  Post-Effective  Amendment  No. 33 to  Registrant's  Registration
Statement, 6/23/95, and incorporated herein by reference.

(j)   Independent Auditors' Consents: Filed herewith.

(k)   Not applicable.

(l)   Investment  Letter  from  OppenheimerFunds,   Inc.  to  Registrant  date
10/13/87:  Previously filed with Registrant's Post-Effective Amendment No. 33,
6/23/95, and incorporated herein by reference.

(m)   (i)   Amended and Restated  Distribution  and Service Plan and Agreement
            dated  2/3/98  with  respect to Class A shares of  Balanced  Value
            Fund: Previously filed with Registrant's  Post-Effective Amendment
            No. 43, 12/21/98, and incorporated herein by reference

      Amended and Restated  Distribution  and Service Plan and Agreement dated
            2/3/98 with respect to Class A shares of  Opportunity  Value Fund:
            Previously filed with  Registrant's  Post-Effective  Amendment No.
            43, 12/21/98, and incorporated herein by reference.

      Amended and  Restated  Distribution  and Service  Plan  Agreement  dated
            2/3/98  with  respect  to Class A shares of Small Cap Value  Fund:
            Previously filed with  Registrant's  Post-Effective  Amendment No.
            43, 12/21/98, and incorporated herein by reference.

      Amended and Restated  Distribution  and Service Plan and Agreement dated
            2/3/98  with  respect to Class B shares of  Balanced  Value  Fund:
            Previously filed with  Registrant's  Post-Effective  Amendment No.
            43, 12/21/98, and incorporated herein by reference.

      Amended and Restated  Distribution  and Service Plan and Agreement dated
            2/3/98 with respect to Class B shares of  Opportunity  Value Fund:
            Previously filed with  Registrant's  Post-Effective  Amendment No.
            43, 12/21/98, and incorporated herein by reference.

(vi)  Amended and Restated  Distribution  and Service Plan and Agreement dated
            2/3/98  with  respect  to Class B shares of Small Cap Value  Fund:
            Previously filed with  Registrant's  Post-Effective  Amendment No.
            43, 12/21/98, and incorporated herein by reference.

(vii) Amended and Restated  Distribution  and Service Plan and Agreement dated
            2/3/98  with  respect to Class C shares of  Balanced  Value  Fund:
            Previously filed with  Registrant's  Post-Effective  Amendment No.
            43, 12/21/98, and incorporated herein by reference.

(viii)      Amended and Restated  Distribution  and Service Plan and Agreement
            dated 2/3/98 with respect to Class C shares of  Opportunity  Value
            Fund: Previously filed with Registrant's  Post-Effective Amendment
            No. 43, 12/21/98, and incorporated herein by reference.

      Amended and Restated  Distribution  and Service Plan and Agreement dated
            2/3/98  with  respect  to Class C shares of Small Cap Value  Fund:
            Previously filed with  Registrant's  Post-Effective  Amendment No.
            43, 12/21/98, and incorporated herein by reference.

      Distribution  and Service Plan and  Agreement  dated 2/5/01 with respect to Class N Shares of Balanced  Value Fund:  Previously  filed with
            Registrant's   Post-Effective   Amendment  No.  49,  2/09/01,  and
            incorporated herein by reference.

      Distribution  and Service Plan and  Agreement  dated 2/5/01 with respect to Class N Shares of  Opportunity  Value  Fund:  Previously  filed with Registrant's  Post-Effective  Amendment No. 49, 2/09/01,  and
            incorporated herein by reference.

      Distribution  and Service Plan and  Agreement  dated 2/5/01 with respect to Class N Shares of Small Cap Value Fund:  Previously  filed with
            Registrant's   Post-Effective   Amendment  No.  49,  2/09/01,  and
            incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
10/22/03: Previously filed with Post-Effective Amendment No. 11 to the
Registration Statement of Oppenheimer Senior Floating Rate Fund (Reg. No.
333-82579), 11/17/03, and incorporated herein by reference.

(o)   (i)   Powers  of  Attorney  (including   Certified  Board  resolutions):
            Previously filed with  Registrant's  Post-Effective  Amendment No.
            35, 11/24/95, and incorporated herein by reference.

      (ii)  Power of  Attorney  (including  Certified  Board  resolution)  for
            Robert   G.   Galli:    Previously    filed   with    Registrant's
            Post-Effective   Amendment  No.  43,  12/21/98,  and  incorporated
            herein by reference.

      (iii) Power of  Attorney  for Brian W.  Wixted:  Previously  filed  with
            Post-Effective  Amendment No. 5 to the  Registration  Statement of
            Oppenheimer Quest Capital Value Fund, Inc., (Reg. No.  333-16881),
            2/22/00, and incorporated herein by reference.

      (iv)  Powers  of  Attorney   for  Brian   Wruble  and  John  V.  Murphy:
            Previously  filed  with  Post  Effective  Amendment  No. 49 to the
            Registration  Statement  of  Oppenheimer  Quest Value Fund,  Inc.,
            (Reg. No. 2-65223), 2/26/02, and incorporated herein by reference.

(p)   (i)   Amended and Restated Code of Ethics of the OppenheimerFunds  dated
            May 15,  2002 under Rule 17j-1 of the  Investment  Company  Act of
            1940:  Previously  filed with  Post-Effective  Amendment No. 29 to the  Registration  Statement of  Oppenheimer  Discovery Fund (Reg.
            No. 33-371), 11/21/02 and incorporated herein by reference.

      (ii)  Code of Ethics  dated  July 1,  2003 for  Allianz  Dresdner  Asset
            Management of America L.P.,  the parent  company of OpCap Advisors
            (the "Sub-Advisor"): Filed with post-effective Amendment No. 10 to the Registration Statement of Oppenheimer Quest Capital Value, Inc.
            (Reg. No. 333-16881), 12/23/03, and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund
---------------------------------------------------------------------

None.

Item 25.  Indemnification
-------------------------

      Reference is made to the  provisions  of Article  Seven of  Registrant's
Articles  of  Amendment  and  Restatement  filed  as  Exhibit  23(a)  to  this
Registration Statement, and incorporated herein by reference.

      Insofar as indemnification  for liabilities arising under the Securities
Act of 1933 may be permitted to trustees,  officers and controlling persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser
------------------------------------------------------------------

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

      (i)   The  directors  and executive  officers of OpCap  Advisors,  their positions and their other business  affiliations  and business  experience for the past two years are listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan,                   Vice President of OppenheimerFunds Distributor,
Vice President                 Inc. and Centennial Asset Management
                               Corporation; Senior Vice President of
                               Shareholders Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,             Secretary of OppenheimerFunds Distributor, Inc.,
Vice President & Secretary     Centennial Asset Management Corporation,

                               Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management, Inc.,
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., HarbourView Asset
                               Management Corporation, OFI Private Investments,
                               Inc., OFI Institutional Asset Management, Inc.
                               and OppenheimerFunds Legacy Program; Assistant
                               Secretary of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joanne Bardell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lerae A. Barela,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Connie Bechtolt,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Behal                   Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald Bellamy,                Assistant Vice President of OFI Institutional
Assistant Vice President       Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Victoria Best,                 Vice President of OFI Institutional Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Billings,                Formerly President of Lorac Technologies, Inc.
Assistant Vice President       (June 1997-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop,              Treasurer of OppenheimerFunds, Inc. and
Vice President                 Centennial Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzer,                Assistant Vice President of OppenheimerFunds
Vice President                 Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad Boll,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antulio N. Bomfim,             A senior economist with the Federal Reserve
Vice President                 Board (June 1992-October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Bonomo,                 None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Bosco,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joan Brunelle,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Buckmaster,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Burke,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Burns,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce Burroughs,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claudia Calich,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debra Casey,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald G. Chibnik,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brett Clark,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Cornwell,                Vice President of Centennial Asset Management
Vice President                 Corporation, Shareholder Financial Services,
                               Inc. and Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott Cottier,                 None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Coulston,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Curry,                  None.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Damian,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John M. Davis,                 Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruggero de'Rossi,              Vice President of HarbourView Asset Management
Senior Vice President          Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randall C. Dishmon,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven D. Dombrower,           Senior Vice President of OFI Private
Vice President                 Investments, Inc.; Vice President of

                               OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Doyle,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce C. Dunbar,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Robert Erven             Formerly an Assistant Vice President/Senior
Assistant Vice President       Trader with Morgan Stanley Investment Management
                               (1999-April 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Evans,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathy Faber,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Falicia,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Katherine P. Feld,             Vice President of OppenheimerFunds, Distributor,
Vice President, Senior Counsel Inc. and of Oppenheimer Real Asset Management,
                               Inc.; Vice President, Assistant Secretary and

                               Director of Centennial Asset Management

                               Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Emmanuel Ferreira,             Formerly a portfolio manager with Lashire
Vice President                 Investments (July 1999-December 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding,            Vice President of OppenheimerFunds Distributor,
Chairman: Rochester Division   Inc.; Director of ICI Mutual Insurance Company;
                               Governor of St. John's College; Chairman of the
                               Board of Directors of International Museum of
                               Photography at George Eastman House.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Finley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jordan Hayes Foster,           Vice President of OFI Institutional Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
P. Lyman Foster,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant Vice President of OppenheimerFunds
Assistant Vice President       Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Frank,                 None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dominic Freud,                 Formerly, a Partner and European Equity
Vice President                 Portfolio manager at SLS Management (January
                               2002-February 2003) prior to which he was head
                               of the European equities desk and managing
                               director at SG Cowen (May 1994-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan Gagliardo,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hazem Gamal,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan P. Gangemi,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sharon M. Giordano-Auleta,     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mike Goldverg,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bejamin J. Gord,               Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly Executive Director
                               with Miller Anderson Sherrerd, a division of
                               Morgan Stanley Investment Management. (April
                               1992-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Granger,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert B. Grill,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Gwynn,                  None
Vice   President:    Rochester
                                    Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ping Han,                      None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Hauenstein,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Henry,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine Heron,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dennis Hess,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Hoelscher,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant Vice President of OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Huttlin,                  Vice President (Director of the International
Vice President                 Division) of OFI Institutional Asset Management,
                               Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve P. Ilnitzki,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,              Vice President and Assistant Secretary of
Vice  President  and Assistant OppenheimerFunds Distributor, Inc. and
Secretary                      Shareholder Services, Inc.; Assistant Secretary
                               of Centennial Asset Management Corporation,
                               OppenheimerFunds Legacy Program and Shareholder
                               Financial Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Jaume,                 Senior Vice President of HarbourView Asset
Vice President                 Management Corporation and OFI Institutional
                               Asset Management, Inc.; Director of OFI Trust
                               Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Johnson,          Formerly Vice President, Senior
Assistant Vice President       Analyst/Portfolio Manager at Aladdin Capital
                               Holdings Inc. (February 2001-May 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Kandilis,              Formerly managing director of Kandilis Capital
Assistant Vice President       Management (September 1993-August 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer E. Kane,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lynn O. Keeshan,               Assistant Treasurer of OppenheimerFunds Legacy
Senior Vice President          Program

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cristina J. Keller,            Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh,                 Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Walter G. Konops,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Kourkoulakos,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Kramer,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Lamentino,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Latino,                   Formerly a Senior Trader/Portfolio Engineer at
Assistant Vice President       Jacobs Levy Equity Management (June 1996-August
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Guy E. Leaf,                   Formerly a Vice President of Merrill Lynch
Vice President                 (January 2000-September 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher M. Leavy,          None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dina C. Lee,                   Assistant Secretary of OppenheimerFunds Legacy
Assistant   Vice  President  & Program.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dana Lehrer,                   Assistant Secretary of Oppenheimer Legacy Program
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Leitzinger,              Senior Vice President of Shareholder Services,
Vice President                 Inc.; Vice President of Shareholder Financial
                               Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice   President  &  Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dongyan Ma,                    Formerly an Assistant Vice President with
Assistant Vice President       Standish Mellon Asset Management (October
                               2001-October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Magee,                 Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry Mandzij,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelo G. Manioudakis          Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and of OFI Institutional
                               Asset Management, Inc. Formerly Executive
                               Director and portfolio manager for Miller,
                               Anderson & Sherrerd, a division of Morgan
                               Stanley Investment Management (August 1993-April
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Mattisinko,              Formerly an Associate at Sidley Austin Brown and
Vice President                 Wood LLP (1995 - October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth McCormack,           Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph McGovern,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           As of May 2003: Chief Executive Officer,
Senior Vice President          President, Senior Managing Director and Director
                               of HarbourView Asset Management Corporation and
                               OFI Institutional Asset Management, Inc.;
                               President, Chairman and Director of Trinity
                               Investment Management Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joy Milan,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Denis R. Molleur,              None
Vice    President   &   Senior
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nikolaos D. Monoyios,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Moon,                  Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly an Executive Director
                               and Portfolio Manager with Miller Anderson &
                               Sherrerd, a division of Morgan Stanley
                               Investment Management (June 1999-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Murphy,                   Director of OppenheimerFunds Distributor, Inc.,
Chairman, President, Chief     Centennial Asset Management Corporation,
Executive Officer & Director   HarbourView Asset Management Corporation, OFI

                               Private Investments, Inc., OFI Institutional
                               Asset Management, Inc. and Tremont Advisers,
                               Inc.; Director of Trinity Investments Management
                               Corporation; President and Management Director
                               of Oppenheimer Acquisition Corp.; President and
                               Director of Oppenheimer Partnership Holdings,
                               Inc., Oppenheimer Real Asset Management, Inc.;
                               Chairman and Director of Shareholder Financial
                               Services, Inc. and Shareholder Services, Inc.;
                               Executive Vice President of MassMutual Life
                               Insurance Company; director of DLB Acquisition
                               Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Murray,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Annabel Neilon,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barbara Niederbrach,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Norman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John O'Hare,                   Formerly Executive Vice President and Portfolio
Vice President                 Manager (June 2000 - August 2003) and Portfolio
                               Manager and Senior Vice President (August 1997 -
                               June 2000) at Geneva Capital Management, Ltd.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank J. Pavlak,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Pergament,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Petersen,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary Pilc,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter E. Pisapia,              Formerly, Associate Counsel at SunAmerica Asset
Assistant   Vice  President  & Management Corp. (December 2000-December 2002).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeaneen Pisarra,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raghaw Prasad,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian N. Reid,                 Formerly an Assistant Vice President with Eaton
Assistant Vice President       Vance Management (January 2000-January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marc Reinganum,                Formerly (until August 2002) Vaughn Rauscher
Vice President                 Chair in Financial Investments and Director,
                               Finance Institute of Southern Methodist
                               University, Texas.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Reiter,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Richardson,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claire Ring,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rob Robis,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Roode,                  Formerly, Assistant Vice President of Human
Vice President                 Resources of OFI (200-July 2002)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacy Roth,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,                 President and Director of OppenheimerFunds
Executive Vice President       Distributor, Inc. and Centennial Asset
                               Management Corporation; Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Ruotolo,                Vice Chairman, Treasurer, Chief Financial
Executive   Vice    President, Officer and Management Director of Oppenheimer
Chief  Financial  Officer  and Acquisition Corp.; President and Director of
Director                       Shareholder Services, Inc. and Shareholder
                               Financial Services, Inc.; Director of Trinity
                               Investment Management Corporation; Chairman of
                               the Board, Chief Executive Officer, President
                               and Director of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Karen Sandler,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tricia Scarlata,               Formerly, Marketing Manager of OppenheimerFunds,
Assistant Vice President       Inc. (April 2001-August 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rudi Schadt,                   Formerly a consultant for Arthur Andersen
Vice President                 (August 2001-February 2002); director, senior
                               quantitative analyst at Brinson Partners
                               (September 2000,April 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Schmitt,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maria Schulte,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer L. Sexton,            Senior Vice President of OFI Private
Vice President                 Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martha A. Shapiro,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Navin Sharma,                  Formerly, Manager at BNP Paribas Cooper Neff
Vice President                 Advisors (May 2001-April 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven J. Sheerin,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bonnie Sherman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward James Sivigny           Formerly a Director for ABN Amro Securities
Assistant Vice President       (July 2001-July 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Enrique H. Smith,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith J. Spencer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marco Antonio Spinar,          Formerly, Director of Business Operations at AOL
Assistant Vice President       Time Warner, AOL Time Warner Book Group (June
                               2000-December 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Stevens,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregory J. Stitt,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deborah A. Sullivan,           Since December 2001, Secretary of OFI Trust
Assistant Vice President,      Company.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mary Sullivan,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan B. Switzer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Temple,                   Formerly a Vice President of Merrill Lynch
Vice President                 (October 2001-January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eamon Tubridy,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith Tucker,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Turner,               Formerly portfolio manager for Technology
Vice President                 Crossover Ventures (May 2000-March 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angela Utaro,                  None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey,              Vice President of OppenheimerFunds Distributor,
Vice President                 Inc., Centennial Asset Management Corporation
                               and Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermette,              Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M. Ward,                Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher D. Weiler,         None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barry D. Weiss,                Vice President of HarbourView Asset Management
Vice President                 Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Lynn Weiss,            Formerly an Associate at Hoguet Newman & Regal,
Vice President                 LLP (January 1998-May 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice President of HarbourView Asset Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Diederick Wermolder,           Director of OppenheimerFunds International Ltd.;
Vice President                 Senior Vice President (Managing Director of the
                               International Division) of OFI Institutional
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine M. White,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.; member of the American

                               Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William L. Wilby,              Formerly Senior Vice President of HarbourView
Senior Vice President          Asset Management Corporation (May 1999-July
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna M. Winn,                 President, Chief Executive Officer and Director
Senior Vice President          of OFI Private Investments, Inc.; Director and
                               President of OppenheimerFunds Legacy Program;
                               Senior Vice President of OppenheimerFunds
                               Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Winston,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian W. Wixted,               Treasurer of HarbourView Asset Management
Senior Vice President and      Corporation; OppenheimerFunds International
Treasurer                      Ltd., Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management, Inc.,
                               Shareholder Services, Inc., Shareholder
                               Financial Services, Inc., OFI Private
                               Investments, Inc., OFI Institutional Asset
                               Management, Inc. and OppenheimerFunds Legacy
                               Program; Treasurer and Chief Financial Officer
                               of OFI Trust Company; Assistant Treasurer of
                               Oppenheimer Acquisition Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol Wolf,                    Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation; serves on the Board of
                               the Colorado Ballet.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Wolfgruber,               Director of Tremont Advisers, Inc. (as of
Executive   Vice    President, January 2002), HarbourView Asset Management
Chief  Investment  Officer and Corporation and OFI Institutional Asset
Director                       Management, Inc. (as of January 2003)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman,                  None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucy Zachman,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack                 General Counsel and Director of OppenheimerFunds
Senior Vice President and      Distributor, Inc.; General Counsel of Centennial
General Counsel                Asset Management Corporation; Senior Vice
                               President and General Counsel of HarbourView
                               Asset Management Corporation and OFI
                               Institutional Asset Management, Inc.; Senior
                               Vice President, General Counsel and Director of
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., OFI Private
                               Investments, Inc. and OFI Trust Company; Vice
                               President and Director of Oppenheimer
                               Partnership Holdings, Inc.; Secretary and
                               General Counsel of Oppenheimer Acquisition
                               Corp.; Director and Assistant Secretary of
                               OppenheimerFunds International Ltd.; Director of
                               Oppenheimer Real Asset Management, Inc.; Vice
                               President of OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior Vice President (since April 1999) of
Senior Vice President          HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer  International  Large-Cap  Core  Fund  (a  series  of  Oppenheimer
International Large-
    Cap Core Trust)

Oppenheimer International Small Company Fund

Oppenheimer  International  Value Fund (a series of Oppenheimer  International
Value Trust)
Oppenheimer Limited-Term Government Fund
Oppenheimer  Limited Term Municipal  Fund (a series of  Oppenheimer  Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi Cap Value Fund
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):

     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals

Oppenheimer  Principal  Protected  Main Street  Fund (a series of  Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
     Principal Protected Trust II)

Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):

     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund

Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Core Diversified Hedge Fund
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Market Neutral Hedge Fund
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA

Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial   Asset   Management   Corporation,   Centennial   Capital   Corp.,
Oppenheimer Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Partnership Holdings,
Inc.,  Oppenheimer  Acquisition  Corp.,  OFI Private  Investments,  Inc.,  OFI
Institutional Asset Management,  Inc. and Oppenheimer Trust Company is 2 World
Financial  Center,  225  Liberty  Street,  11th  Floor,  New  York,  New  York
10281-1008.

The address of Tremont  Advisers,  Inc. is 555 Theodore  Fremd  Avenue,  Suite
206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Name & Current Position             Other Business and Connections
with OpCap Advisors                 During the Past Two Years
-------------------                 -------------------------

Malcolm Bishopp,
Managing Director                   Managing Director, PIMCO Advisors Retail
                                    Holdings LLC.

Mark F. Degenhart,
Senior Vice President                     Senior Vice President of
Oppenheimer Capital.

Colin J. Glinsman,
Managing Director                   Managing Director and Chief Investment
Officer
                                    of Oppenheimer Capital.

Louis P. Goldstein,
Managing Director                   Managing Director of Oppenheimer Capital.

Matthew J. Greenwald,
Senior Vice President                     Senior Vice President of
Oppenheimer Capital.

Benjamin D. Gutstein,
Vice President                            Vice President of Oppenheimer
Capital.

Bruce Koepfgen,
Managing Director                   Managing Director and Chief Executive
Officer of
                                    Oppenheimer Capital.

Francis A. LeCates, Jr.,
Managing Director                   Managing Director of Oppenheimer Capital.

John G. Lindenthal,
Managing Director                   Managing Director of Oppenheimer Capital.

John C. Maney,
Chief Financial Officer             Chief Financial Officer of Oppenheimer
Capital.

Elisa A. Mazen,
Managing Director                   Managing Director of Oppenheimer Capital.

William P. McDaniel,
Managing Director                   Managing Director of Oppenheimer Capital.

Vinh T. Nguyen,
Vice President and Controller             Vice President and Controller of
Oppenheimer
                                    Capital.

Anne-Marie L. Pitale,
Vice President and Director of
Compliance                          Vice President and Director of Compliance
of
                                    Oppenheimer Capital.

Francis C. Poli,
Executive Vice President, Chief
Legal Officer and Secretary               Executive Vice President, Chief
Legal Officer and

                                    Secretary of Oppenheimer Capital.

Brian S. Shlissel,
Senior Vice President and
Treasurer                           Senior Vice President of PIMCO Advisors
Fund
                                    Management LLC.

Stewart A. Smith,
Vice President and Assistant
Secretary                           Vice President and Assistant Secretary of
                                    Oppenheimer Capital.

Stephen J. Treadway,
Managing Director                   Managing Director and Chief Executive
Officer of
                                    PIMCO Advisors Fund Management LLC.

The address of OpCap Advisors is 1345 Avenue of the Americas, 49th Floor, New
York, New York 10105-4800.

For information as to business, profession, vocation or employment of a substantial nature of the officers of OpCap Advisors and Oppenheimer Capital, reference is made to their respective Forms ADV filed under the Investment
Advisers Act of 1940, which are incorporated herein by reference.

Item 27.  Principal Underwriter
-------------------------------

(a)   OppenheimerFunds   Distributor,   Inc.   is  the   Distributor   of  the
Registrant's  shares.  It is  also  the  Distributor  of  each  of  the  other registered open-end investment companies for which  OppenheimerFunds,  Inc. is the  investment  adviser,  as described  in Part A and B of this  Registration
Statement  and listed in Item 26(b)  above  (except  Oppenheimer  Multi-Sector
Income Trust and Panorama Series Fund, Inc.) and for MassMutual  Institutional
Funds.

(b)   The directors  and officers of the  Registrant's  principal  underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(1)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            None
2901B N. Lakewood Avenue
Chicago, IL 60657

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gabriella Bercze(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop(1)             Treasurer                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas S. Blankenship          Vice President            None
17011 Wood Bark Road
Springs, TX 77379

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David A Borrelli                Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Brennan                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Burton                    Vice President            None
4127 Towne Green Circle

Addison, TX 75001
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Mary Byron             Vice President            None
6 Dahlia Drive
Irvine, CA 92618
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert A. Coli                  Vice President            None
12 White Tail Lane
Bedminster, NJ 07921
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Dombrower(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cliff H. Dunteman               Vice President            None
N 53 27761 Bantry Road
Sussex, WI 53089-45533

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Fahey                 Senior Vice President     None
2 Pheasant Drive
Ringoes, NJ 08551

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Katherine P. Feld(2)            Vice President            Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark J. Ferro(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn (1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J) Fortuna(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
P. Lyman Foster(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Clifford W. Heidinger           Vice President            None
111 Ipswich Road
Boxford, MA 01921

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillipe D. Hemery              Vice President            None
5 Duck Pond Lane
Ramsey, NJ 07446

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elyse R. Jurman Herman          Vice President            None
3150 Equestrian Drive
Boca Raton, FL 33496

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric K. Johnson(1)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian G. Kelly                  Vice President            None
76 Daybreak Road
Southport, CT 06490

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Knott(1)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dean Kopperud(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David T. Kuzia                  Vice President            None
19102 Miranda Circle
Omaha, NE 68130

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Evan M. Lereah                  Vice President            None
1468 Catlin Lane
Alexandria, VA 22311

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Montana Low                     Vice President            None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Lyman                     Vice President            None
7578 Massachusetts Pl
Rancho Cucamonga, CA 91730

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Macken                     Vice President            None
462 Lincoln Avenue
Sayville, NY 11782
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Magee(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Todd A. Marion                  Vice President            None
24 Midland Avenue

Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Anthony P. Mazzariello          Vice President            None
8 Fairway Road
Sewickley, PA 15143

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent C. McGowan                 Vice President            None
9510 190th Place SE
Edmonds, WA 98020

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Moser(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy(2)               Director                  President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad V. Noel                    Vice President            None
2408 Eagleridge Drive
Henderson, NV 89014
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradford Norford                Vice President            None
2217 Ivan Street #911
Dallas, TX 75201

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
8734 Shady Shore Drive
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gazell Pettway, Jr.             Vice President            None
18970 Vogel Farm Trail
Eden Paire, MN 55347

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Presutti(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine Puleo-Carter(2)          Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher L. Quinson          Vice President            None
7675 Cayuga Drive
Cincinnati, OH 45243

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary D. Rakan                   Vice President            None
10860 Fairwoods Drive
Fishers, IN 46038

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Raso                 Vice President            None
3 Vine Place

Larchmont, NY 10538
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace

Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tonya Sax                       Vice President            None
2625 N. Paula Drive
Dunedin, FL 34698

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alfredo Scalzo                  Vice President            None
9616 Lake Chase Island Way
Tampa, FL 33626
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Schmitt (Crockett)(2)   Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Schmitt(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debbie A. Simon                 Vice President            None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan Stein                     Vice President            None
5897 NW 120th Terrace
Coral Springs, FL 33076

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176

---------------------------------------------------------------------------------
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Bryan K.Toma                    Vice President            None
7311 W. 145th Terrace
Overland Park, KS 66223

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Mark Vandehey(1)                Vice President            None
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Vincent Vermete                 Assistant Vice President  None
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Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038

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Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
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Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
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Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
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Catherine White(2)              Assistant Vice President  None
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Thomas Wilson(2)                Vice President            None
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Donna Winn(2)                   Senior Vice President     None
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Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
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Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
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John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005

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Gregor D. Yuska                 Vice President            None
16035 Canterbury Estates Dr.
Ellisville, MO 63021
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Robert G. Zack(2)               General Counsel &         Secretary
                                Director
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(1)6803 South Tucson Way, Centennial, CO 80112-3924

(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008

(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28.  Location of Accounts and Records
------------------------------------------
The accounts, books and other documents required to be maintained by
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940
and rules promulgated thereunder are in the possession of OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29.  Management Services
-----------------------------
Not applicable

Item 30.  Undertakings
----------------------
Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 22nd day of December, 2003.

                        OPPENHEIMER QUEST FOR VALUE FUNDS

                        By:  /s/ John V. Murphy*
                        -------------------------------------------
                        John V. Murphy, President &
                        Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date
----------                   -----                       ----

/s/ Thomas W. Courtney *     Chairman of the             December 22, 2003
-----------------------------                            Board of Trustees
Thomas W. Courtney

/s/ John V. Murphy*

------------------------------                           President & Principal
December 22, 2003
John V. Murphy               Executive Officer

/s/ Brian W. Wixted *        Treasurer and Chief

-----------------------------                            Financial and
December 22, 2003
Brian W. Wixted              Accounting Officer

/s/ Paul Y. Clinton *        Trustee                     December 22, 2003

---------------------------
Paul Y. Clinton

/s/ Robert G. Galli *

---------------------------- Trustee                     December 22, 2003
Robert G. Galli

/s/ Lacy B. Herrmann *       Trustee                     December 22, 2003

----------------------------
Lacy B. Herrmann

/s/ Brian Wruble             Trustee                     December 22, 2003

---------------------------
Brian Wruble

*By: /s/ Robert G. Zack
----------------------------
Robert G. Zack, Attorney-in-Fact

                      OPPENHEIMER QUEST FOR VALUE FUNDS

                     Registration Statement No. 33-15489

                                EXHIBIT INDEX

Exhibit No.                         Description
----------                          -----------

23(d)(iii)        Amendment to Investment Advisory Agreement dated 03/01/02

23(d)(iv)         Amendment to Investment Advisory Agreement dated 06/15/03

23(d)(v)          4th  Amendment  to  Investment   Advisory   Agreement  dated
                  12/08/03

23(j)             Independent Auditor's Consent

QFV_PartC_BFiling(Dec2003).doc